UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

May 31, 2014 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 12.4%

Apparel Retail - 0.9%
DSW, Inc., Class A	19,063	$477,528
Automotive Retail - 2.9%
AutoZone, Inc. (1) (2)	1,769	941,992
O’Reilly Automotive, Inc. (1) (2)	4,067	601,713

		1,543,705
Department Stores - 0.8%
Kohl’s Corp.	8,178	445,210
General Merchandise Stores - 3.6%
Dollar General Corp. (1)	15,444	830,578
Dollar Tree, Inc. (1)	7,164	379,907
Target Corp. (2)	12,659	718,525

		1,929,010
Publishing - 1.9%
John Wiley & Sons, Inc., Class A	12,701	695,761
Morningstar, Inc. (2)	4,560	324,398

		1,020,159
Restaurants - 1.1%
McDonald’s Corp.	5,885	596,916
Specialty Stores - 1.2%
PetSmart, Inc. (2)	11,239	645,906

Total Consumer Discretionary		6,658,434

Consumer Staples - 18.9%

Agricultural Products - 0.5%
Bunge, Ltd.	3,806	295,764
Drug Retail - 0.1%
CVS Caremark Corp.	925	72,446
Food Distributors - 0.2%
Sysco Corp. (2)	2,391	89,734
Food Retail - 1.2%
Kroger Co.	13,427	641,005
Household Products - 3.9%
Church & Dwight Co., Inc. (2)	6,780	469,380
Clorox Co. (2)	5,248	470,326
Kimberly-Clark Corp.	8,752	983,287
Procter & Gamble Co.	1,884	152,208

		2,075,201

Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	2,079	241,206
Wal-Mart Stores, Inc. (2)	11,430	877,481

		1,118,687

Packaged Foods & Meats - 7.0%
ConAgra Foods, Inc. (2)	22,040	711,892
General Mills, Inc. (2)	16,493	905,961
Hershey Co. (2)	7,999	778,623
Kellogg Co.	12,677	874,459
Tyson Foods, Inc., Class A	11,000	467,060

		3,737,995

Soft Drinks - 3.2%
Dr. Pepper Snapple Group, Inc.	15,031	867,289
PepsiCo, Inc.	9,946	878,530

		1,745,819
Tobacco - 0.7%
Lorillard, Inc.	5,903	366,989

Total Consumer Staples		10,143,640

Energy - 3.2%

Integrated Oil & Gas - 2.9%
Chevron Corp. (2)	6,800	834,972
Exxon Mobil Corp. (2)	7,260	729,848

		1,564,820
Oil & Gas-Refining & Marketing - 0.3%
World Fuel Services Corp. (2)	3,377	156,557

Total Energy		1,721,377

Financials - 18.9%

Mortgage REIT’s - 2.2%
American Capital Agency Corp. (2)	10,985	260,674
Annaly Capital Management, Inc. (2)	75,689	892,373

		1,153,047
Property & Casualty Insurance - 6.2%
Allied World Assurance Co. Holdings AG (2)	27,039	1,013,962
Axis Capital Holdings, Ltd. (2)	19,133	879,927
Erie Indemnity Co., Class A (2)	2,125	160,926
ProAssurance Corp.	952	43,268
Travelers Cos., Inc.	6,319	590,510
W.R. Berkley Corp.	1,015	45,239
White Mountains Insurance Group, Ltd.	1,003	592,292

		3,326,124
Regional Banks - 1.4%
BOK Financial Corp. (2)	12,105	759,952
Reinsurance - 6.8%
Everest Re Group, Ltd.	5,947	951,639
PartnerRe, Ltd. (2)	9,385	1,007,668
RenaissanceRe Holdings, Ltd.	8,761	912,633
Validus Holdings, Ltd.	21,013	784,415

		3,656,355
Residential REIT’s - 2.3%
Essex Property Trust, Inc. (2)	1,984	359,025
Home Properties, Inc. (2)	14,194	882,583

		1,241,608

Total Financials		10,137,086

Healthcare - 16.4%

Healthcare Distributors - 0.3%
McKesson Corp.	836	158,539
Healthcare Equipment - 1.9%
C.R. Bard, Inc. (2)	6,963	1,029,897
Healthcare Services - 5.4%
Express Scripts Holding Co. (1) (2)	10,163	726,350
Laboratory Corporation of America Holdings (1) (2)	8,678	890,189
MEDNAX, Inc. (1) (2)	8,199	472,508
Quest Diagnostics, Inc. (2)	13,708	820,972

		2,910,019
Managed Healthcare - 3.2%
Cigna Corp. (2)	7,031	631,243
Humana, Inc.	8,599	1,070,232

		1,701,475

Pharmaceuticals - 5.6%
Eli Lilly & Co.	10,140	606,981
Johnson & Johnson	9,892	1,003,642
Merck & Co., Inc.	16,171	935,654
Pfizer, Inc.	16,363	484,836

		3,031,113

Total Healthcare		8,831,043

Information Technology - 7.4%

Communications Equipment - 0.2%
Brocade Communications Systems, Inc. (1)	14,513	132,358
Consulting & Other Services - 2.1%
Amdocs, Ltd.	23,164	1,114,652
Internet Software & Services - 0.3%
VeriSign, Inc. (1) (2)	3,437	172,125
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,641	1,038,753
EMC Corp. (2)	9,184	243,927
Hewlett-Packard Co.	13,542	453,657
NetApp, Inc.	22,885	846,974

		2,583,311

Total Information Technology		4,002,446

Materials - 3.3%

Metal & Glass Containers - 1.5%
Silgan Holdings, Inc.	16,794	820,051
Specialty Chemicals - 1.8%
Sigma-Aldrich Corp.	9,587	944,607

Total Materials		1,764,658

Telecommunication Services - 3.2%

Integrated Telecommunication Services - 2.9%
AT&T, Inc. (2)	19,669	697,659
Verizon Communications, Inc.	17,083	853,467

		1,551,126
Wireless Telecommunication Services - 0.3%
SBA Communications Corp., Class A (1) (2)	1,833	186,050

Total Telecommunication Services		1,737,176

Utilities - 13.5%

Electric Utilities - 9.0%
American Electric Power Co., Inc. (2)	16,738	892,972
Edison International (2)	16,678	919,625
Entergy Corp.	14,374	1,084,087
Exelon Corp. (2)	26,788	986,602
Southern Co. (2)	14,386	629,819
Xcel Energy, Inc.	10,183	313,229

		4,826,334
Gas Utilities - 0.5%
AGL Resources, Inc.	5,000	266,900
Multi-Utilities - 2.4%
Consolidated Edison, Inc. (2)	12,210	671,672
DTE Energy Co.	8,429	641,616

		1,313,288
Water Utilities - 1.6%
American Water Works Co., Inc. (2)	17,978	873,911

Total Utilities		7,280,433

Total Common Stocks (identified cost $47,758,517)		52,276,293

Short-Term Investments - 40.2%

Collateral Pool Investments for Securities on Loan - 37.7%
Collateral pool allocation (12)		20,259,040
Mutual Funds - 2.5%
BMO Prime Money Market Fund, Class I, 0.010% (10)	1,336,933	1,336,933

Total Short-Term Investments (identified cost $21,595,973)		21,595,973

Total Investments - 137.4% (identified cost $69,354,490)		73,872,266
Other Assets and Liabilities - (37.4)%		(20,113,069)

Total Net Assets - 100.0%		$53,759,197

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 8.8%

Advertising - 1.0%
Omnicom Group, Inc.	16,265	$1,157,255
Automobile Manufacturers - 0.9%
General Motors Co.	29,940	1,035,325
Cable & Satellite - 1.5%
Comcast Corp., Class A	31,595	1,649,259
Department Stores - 1.8%
Macy’s, Inc.	34,667	2,076,207
Home Furnishings - 1.4%
Leggett & Platt, Inc.	46,766	1,586,303
Home Improvement Retail - 1.2%
Home Depot, Inc.	17,075	1,369,927
Publishing - 1.0%
Gannett Co., Inc.	40,398	1,122,660

Total Consumer Discretionary		9,996,936

Consumer Staples - 9.3%

Agricultural Products - 0.9%
Archer-Daniels-Midland Co.	22,585	1,014,970
Household Products - 1.6%
Kimberly-Clark Corp.	15,737	1,768,052
Hypermarkets & Super Centers - 0.6%
Wal-Mart Stores, Inc. (2)	8,809	676,267
Soft Drinks - 1.0%
Dr. Pepper Snapple Group, Inc.	10,135	584,789
PepsiCo, Inc.	6,276	554,359

		1,139,148
Tobacco - 5.2%
Altria Group, Inc.	71,272	2,962,064
Lorillard, Inc.	35,139	2,184,592
Philip Morris International, Inc.	8,772	776,673

		5,923,329

Total Consumer Staples		10,521,766

Energy - 9.9%

Integrated Oil & Gas - 4.9%
Chevron Corp. (2)	24,198	2,971,272
Occidental Petroleum Corp.	25,682	2,560,239

		5,531,511
Oil & Gas-Drilling - 1.2%
Ensco PLC	12,474	656,881
Helmerich & Payne, Inc. (2)	6,578	723,251

		1,380,132
Oil & Gas-Exploration & Production - 1.7%
ConocoPhillips (2)	24,737	1,977,476
Oil & Gas-Refining & Marketing - 1.5%
Marathon Petroleum Corp.	10,934	977,390
Valero Energy Corp.	13,499	756,619

		1,734,009

Oil & Gas-Storage & Transportation - 0.6%
Spectra Energy Corp. (2)	15,239	618,399

Total Energy		11,241,527

Financials - 15.0%

Asset Management & Custody Banks - 1.8%
Ameriprise Financial, Inc.	13,212	1,487,803
Invesco, Ltd.	15,591	572,190

		2,059,993
Consumer Finance - 3.3%
Capital One Financial Corp. (2)	8,993	709,458
Discover Financial Services	23,703	1,401,558
Navient Corp. (1)	101,466	1,603,163

		3,714,179
Diversified Banks - 6.9%
JPMorgan Chase & Co. (2)	51,020	2,835,181
U.S. Bancorp (2)	25,574	1,078,967
Wells Fargo & Co.	77,175	3,918,947

		7,833,095
Property & Casualty Insurance - 1.0%
ACE, Ltd. (2)	11,348	1,176,901
Regional Banks - 1.0%
Fifth Third Bancorp	52,147	1,078,921
Retail REIT’s - 1.0%
Kimco Realty Corp. (2)	48,218	1,105,157

Total Financials		16,968,246

Healthcare - 13.7%

Biotechnology - 0.5%
Amgen, Inc. (2)	5,209	604,192
Healthcare Distributors - 0.5%
Cardinal Health, Inc. (2)	8,058	569,136
Healthcare Equipment - 0.7%
Medtronic, Inc. (2)	12,719	776,241
Pharmaceuticals - 12.0%
AbbVie, Inc.	27,339	1,485,328
Bristol-Myers Squibb Co.	14,464	719,439
Eli Lilly & Co. (2)	28,206	1,688,411
Johnson & Johnson (2)	27,313	2,771,177
Merck & Co., Inc.	56,188	3,251,038
Pfizer, Inc.	125,262	3,711,513

		13,626,906

Total Healthcare		15,576,475

Industrials - 9.4%

Aerospace & Defense - 5.1%
Boeing Co. (2)	12,970	1,754,192
General Dynamics Corp. (2)	5,616	663,362
Honeywell International, Inc.	10,277	957,303
Lockheed Martin Corp.	14,714	2,407,946

		5,782,803
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B (2)	9,350	971,278
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc. (2)	5,189	530,471
Industrial Conglomerates - 2.4%
General Electric Co.	103,814	2,781,177
Railroads - 0.5%
Union Pacific Corp.	2,825	562,938

Total Industrials		10,628,667

Information Technology - 15.0%

Communications Equipment - 2.6%
Cisco Systems, Inc.	98,964	2,436,494
QUALCOMM, Inc.	6,910	555,909

		2,992,403
Semiconductor Equipment - 1.7%
KLA-Tencor Corp. (2)	29,613	1,940,244
Semiconductors - 1.6%
Intel Corp. (2)	65,328	1,784,761
Systems Software - 3.1%
CA, Inc.	41,788	1,198,898
Microsoft Corp. (2)	55,472	2,271,023

		3,469,921
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	4,994	3,161,202
Hewlett-Packard Co.	19,032	637,572
NetApp, Inc.	18,401	681,021
Seagate Technology PLC (2)	42,848	2,302,223

		6,782,018

Total Information Technology		16,969,347

Materials - 6.1%

Commodity Chemicals - 2.5%
LyondellBasell Industries NV (2)	28,309	2,818,727
Diversified Chemicals - 1.7%
Dow Chemical Co.	25,220	1,314,467
E.I. du Pont de Nemours & Co. (2)	8,230	570,421

		1,884,888
Paper Packaging - 0.5%
Avery Dennison Corp.	11,250	570,375
Paper Products - 1.4%
International Paper Co. (2)	34,259	1,631,756

Total Materials		6,905,746

Telecommunication Services - 5.3%

Integrated Telecommunication Services - 5.3%
AT&T, Inc. (2)	69,712	2,472,685
Verizon Communications, Inc.	71,217	3,558,001

Total Telecommunication Services		6,030,686

Utilities - 5.4%

Electric Utilities - 4.5%
American Electric Power Co., Inc.	44,507	2,374,449
Pinnacle West Capital Corp. (2)	25,217	1,397,526
PPL Corp.	35,865	1,258,503

		5,030,478
Multi-Utilities - 0.9%
CMS Energy Corp. (2)	35,143	1,045,504

Total Utilities		6,075,982

Total Common Stocks (identified cost $87,666,256)		110,915,378

Short-Term Investments - 36.0%

Collateral Pool Investments for Securities on Loan - 34.2%
Collateral pool allocation (12)		38,721,689
Mutual Funds - 1.8%
BMO Prime Money Market Fund, Class I, 0.010% (10)	2,071,942	2,071,942

Total Short-Term Investments (identified cost $40,793,631)		40,793,631

Total Investments - 133.9% (identified cost $128,459,887)	151,709,009
Other Assets and Liabilities - (33.9)%	(38,377,408)

Total Net Assets - 100.0%	$113,331,601

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 9.2%

Auto Parts & Equipment - 1.7%
Delphi Automotive PLC (2)	8,791	$607,107
Lear Corp.	39,849	3,508,704

		4,115,811

Automotive Retail - 0.2%
O’Reilly Automotive, Inc. (1) (2)	3,999	591,652
Cable & Satellite - 1.5%
Comcast Corp., Class A	66,712	3,482,367
Department Stores - 2.0%
Macy’s, Inc.	80,481	4,820,007
General Merchandise Stores - 1.0%
Dollar Tree, Inc. (1)	44,575	2,363,812
Homefurnishing Retail - 1.6%
Bed Bath & Beyond, Inc. (1) (2)	65,059	3,958,840
Movies & Entertainment - 0.8%
Walt Disney Co. (2)	22,528	1,892,577
Specialty Stores - 0.4%
PetSmart, Inc. (2)	15,924	915,152

Total Consumer Discretionary		22,140,218

Consumer Staples - 7.6%

Drug Retail - 2.4%
CVS Caremark Corp. (2)	74,281	5,817,688
Food Retail - 1.9%
Kroger Co. (2)	95,698	4,568,622
Hypermarkets & Super Centers - 0.3%
Wal-Mart Stores, Inc. (2)	9,713	745,667
Packaged Foods & Meats - 1.8%
Tyson Foods, Inc., Class A	99,619	4,229,823
Soft Drinks - 1.2%
Dr. Pepper Snapple Group, Inc.	50,740	2,927,698

Total Consumer Staples		18,289,498

Energy - 15.4%

Integrated Oil & Gas - 7.6%
Chevron Corp.	71,533	8,783,537
Exxon Mobil Corp. (2)	94,398	9,489,831

		18,273,368
Oil & Gas-Drilling - 1.5%
Helmerich & Payne, Inc. (2)	32,218	3,542,369
Oil & Gas-Equipment & Services - 2.1%
Baker Hughes, Inc. (2)	18,150	1,279,938
Halliburton Co.	58,667	3,792,235

		5,072,173
Oil & Gas-Exploration & Production - 1.6%
EOG Resources, Inc. (2)	34,778	3,679,513
Oil & Gas-Refining & Marketing - 2.6%
Marathon Petroleum Corp.	49,355	4,411,843

Valero Energy Corp.	33,555	1,880,758

		6,292,601

Total Energy		36,860,024

Financials - 24.6%

Asset Management & Custody Banks - 1.9%
Ameriprise Financial, Inc.	39,437	4,441,001
Consumer Finance - 3.8%
Capital One Financial Corp. (2)	46,717	3,685,504
Discover Financial Services	90,573	5,355,582

		9,041,086

Diversified Banks - 6.3%
JPMorgan Chase & Co.	68,184	3,788,985
U.S. Bancorp (2)	32,415	1,367,589
Wells Fargo & Co.	195,575	9,931,298

		15,087,872

Life & Health Insurance - 1.4%
Unum Group	101,099	3,428,267
Multi-Line Insurance - 1.1%
Assurant, Inc. (2)	39,735	2,694,430
Office REIT’s - 0.8%
Boston Properties, Inc., REIT (2)	15,324	1,849,300
Property & Casualty Insurance - 2.8%
Axis Capital Holdings, Ltd.	39,266	1,805,843
Travelers Cos., Inc.	52,638	4,919,021

		6,724,864

Regional Banks - 5.0%
Fifth Third Bancorp	203,082	4,201,767
Huntington Bancshares, Inc.	214,075	1,984,475
Keycorp	51,950	711,196
PNC Financial Services Group, Inc. (2)	60,782	5,182,881

		12,080,319

Reinsurance - 1.5%
Everest Re Group, Ltd.	21,800	3,488,436

Total Financials		58,835,575

Healthcare - 14.0%

Biotechnology - 2.2%
Amgen, Inc. (2)	20,786	2,410,968
United Therapeutics Corp. (1) (2)	30,532	2,923,134

		5,334,102

Healthcare Equipment - 2.3%
Medtronic, Inc. (2)	91,225	5,567,462
Healthcare Facilities - 0.4%
HealthSouth Corp. (2)	23,380	821,106
Healthcare Services - 0.7%
Omnicare, Inc. (2)	26,819	1,704,347
Pharmaceuticals - 8.4%
Johnson & Johnson (2)	52,140	5,290,124
Merck & Co., Inc.	134,428	7,778,004
Mylan, Inc. (1) (2)	46,980	2,341,483
Pfizer, Inc.	154,933	4,590,665

		20,000,276

Total Healthcare		33,427,293

Industrials - 7.6%

Aerospace & Defense - 3.9%
Boeing Co. (2)	9,102	1,231,045
L-3 Communications Holdings, Inc. (2)	15,828	1,917,879

Northrop Grumman Corp.	20,641	2,508,914
Raytheon Co.	38,021	3,709,709

		9,367,547
Airlines - 2.4%
Alaska Air Group, Inc. (2)	16,634	1,637,784
Southwest Airlines Co.	153,231	4,052,960

		5,690,744
Diversified Support Services - 0.4%
Cintas Corp. (2)	15,065	935,838
Human Resource & Employment Services - 0.4%
ManpowerGroup, Inc.	13,186	1,080,988
Industrial Conglomerates - 0.5%
Danaher Corp.	14,278	1,119,823

Total Industrials		18,194,940

Information Technology - 11.3%

Communications Equipment - 2.8%
Brocade Communications Systems, Inc. (1)	217,158	1,980,481
Cisco Systems, Inc.	87,704	2,159,273
QUALCOMM, Inc.	31,292	2,517,441

		6,657,195
Consulting & Other Services - 0.7%
Amdocs, Ltd.	34,024	1,637,235
Data Processing & Outsourced Services - 0.9%
DST Systems, Inc.	13,342	1,216,123
Global Payments, Inc. (2)	13,189	904,238

		2,120,361
Semiconductors - 0.5%
Skyworks Solutions, Inc.	28,937	1,253,262
Systems Software - 0.4%
Microsoft Corp. (2)	24,777	1,014,370
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	10,677	6,758,541
Hewlett-Packard Co.	128,432	4,302,472
NetApp, Inc.	86,534	3,202,623

		14,263,636

Total Information Technology		26,946,059

Materials - 3.5%

Commodity Chemicals - 1.7%
LyondellBasell Industries NV	42,079	4,189,806
Fertilizers & Agricultural Chemicals - 1.5%
CF Industries Holdings, Inc. (2)	14,324	3,485,172
Paper Packaging - 0.3%
Graphic Packaging Holding Co. (1) (2)	71,442	785,148

Total Materials		8,460,126

Utilities - 5.1%

Electric Utilities - 2.9%
American Electric Power Co., Inc.	78,399	4,182,587
Exelon Corp. (2)	56,219	2,070,546
Pinnacle West Capital Corp. (2)	10,629	589,059

		6,842,192
Gas Utilities - 0.5%
UGI Corp.	24,847	1,209,304
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (2)	288,744	4,071,290

Total Utilities		12,122,786

Total Common Stocks (identified cost $179,305,130)		235,276,519

Short-Term Investments - 35.6%

Collateral Pool Investments for Securities on Loan - 34.1%
Collateral pool allocation (12)		81,585,463
Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (10)	3,695,587	3,695,587

Total Short-Term Investments (identified cost $85,281,050)		85,281,050

Total Investments - 133.9% (identified cost $264,586,180)		320,557,569
Other Assets and Liabilities - (33.9)%		(81,229,903)

Total Net Assets - 100.0%		$239,327,666

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 98.4%

Consumer Discretionary - 15.5%

Apparel, Accessories & Luxury Goods - 1.9%
Hanesbrands, Inc. (2)	50,381	$4,273,820
Auto Parts & Equipment - 3.5%
Lear Corp.	40,997	3,609,786
Magna International, Inc.	41,273	4,223,053

		7,832,839
Automotive Retail - 1.5%
AutoZone, Inc. (1) (2)	1,884	1,003,230
O’Reilly Automotive, Inc. (1) (2)	15,986	2,365,129

		3,368,359
Broadcasting - 0.5%
Scripps Networks Interactive, Inc., Class A	15,032	1,149,347
Cable & Satellite - 2.8%
Comcast Corp., Class A	118,514	6,186,431
Department Stores - 1.6%
Macy’s, Inc.	58,200	3,485,598
Internet Retail - 2.7%
Expedia, Inc.	7,104	520,723
HomeAway, Inc. (1)	38,562	1,187,710
Priceline.com, Inc. (1) (2)	3,324	4,250,166

		5,958,599
Movies & Entertainment - 0.8%
Walt Disney Co. (2)	20,152	1,692,969
Restaurants - 0.2%
Chipotle Mexican Grill, Inc., Class A (1) (2)	955	522,471

Total Consumer Discretionary		34,470,433

Consumer Staples - 8.2%

Agricultural Products - 1.9%
Archer-Daniels-Midland Co.	92,228	4,144,726
Distillers & Vintners - 1.5%
Constellation Brands, Inc., Class A (1) (2)	40,783	3,431,074
Drug Retail - 2.0%
CVS Caremark Corp. (2)	55,226	4,325,300
Household Products - 1.0%
Church & Dwight Co., Inc. (2)	31,999	2,215,291
Soft Drinks - 1.8%
Coca-Cola Co.	28,047	1,147,403
PepsiCo, Inc.	32,960	2,911,357

		4,058,760

Total Consumer Staples		18,175,151

Energy - 2.3%

Oil & Gas-Drilling - 1.6%
Helmerich & Payne, Inc. (2)	33,210	3,651,439
Oil & Gas-Exploration & Production - 0.7%
EOG Resources, Inc.	15,100	1,597,580

Total Energy		5,249,019

Financials - 7.8%
Consumer Finance - 1.2%
Discover Financial Services	46,265	2,735,650
Diversified Banks - 1.0%
Wells Fargo & Co.	44,741	2,271,948
Life & Health Insurance - 2.7%
Aflac, Inc.	51,408	3,147,712
Prudential Financial, Inc.	34,141	2,805,024

		5,952,736
Property & Casualty Insurance - 0.4%
Axis Capital Holdings, Ltd.	17,655	811,953
Regional Banks - 1.8%
Signature Bank (1) (2)	33,597	3,891,205
Reinsurance - 0.7%
RenaissanceRe Holdings, Ltd.	15,700	1,635,469

Total Financials		17,298,961

Healthcare - 13.5%

Biotechnology - 4.7%
Amgen, Inc. (2)	21,183	2,457,016
Celgene Corp. (1) (2)	26,514	4,057,438
Gilead Sciences, Inc. (1) (2)	6,182	502,040
United Therapeutics Corp. (1) (2)	36,754	3,518,828

		10,535,322
Healthcare Distributors - 2.3%
McKesson Corp.	26,911	5,103,402
Healthcare Equipment - 1.2%
C.R. Bard, Inc. (2)	17,741	2,624,071
Healthcare Services - 2.1%
DaVita HealthCare Partners, Inc. (1) (2)	58,777	4,149,068
MEDNAX, Inc. (1) (2)	9,763	562,642

		4,711,710
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	29,288	3,424,060
Pharmaceuticals - 1.6%
Johnson & Johnson	27,454	2,785,483
Salix Pharmaceuticals, Ltd. (1) (2)	7,223	824,000

		3,609,483

Total Healthcare		30,008,048

Industrials - 13.9%

Aerospace & Defense - 1.8%
Boeing Co. (2)	29,744	4,022,876
Airlines - 1.7%
Southwest Airlines Co.	146,600	3,877,570
Construction Machinery & Heavy Trucks - 3.0%
Caterpillar, Inc.	39,100	3,997,193
Wabtec Corp. (2)	32,700	2,574,798

		6,571,991
Electrical Components & Equipment - 2.9%
AMETEK, Inc.	48,015	2,548,636
Roper Industries, Inc. (2)	27,770	3,934,454

		6,483,090
Industrial Machinery - 1.9%
IDEX Corp. (2)	55,044	4,220,774
Railroads - 2.6%
Union Pacific Corp.	29,204	5,819,481

Total Industrials		30,995,782

Information Technology - 30.0%

Application Software - 1.7%
Open Text Corp. (2)	36,055	1,679,802
Synopsys, Inc. (1) (2)	56,805	2,186,425

		3,866,227
Communications Equipment - 3.2%
QUALCOMM, Inc.	87,510	7,040,179
Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp., Class A (1) (2)	30,573	1,486,154
Data Processing & Outsourced Services - 3.9%
Alliance Data Systems Corp. (1) (2)	6,666	1,706,829
Global Payments, Inc. (2)	30,497	2,090,874
MasterCard, Inc., Class A (2)	62,746	4,796,932

		8,594,635
Internet Software & Services - 6.7%
eBay, Inc. (1) (2)	23,995	1,217,266
Google, Inc., Class A (1)	9,190	5,253,464
Google, Inc., Class C (1)	9,190	5,155,406
VeriSign, Inc. (1) (2)	64,118	3,211,029

		14,837,165
Semiconductors - 1.0%
Skyworks Solutions, Inc.	50,200	2,174,162
Systems Software - 7.6%
Check Point Software Technologies, Ltd. (1) (2)	52,950	3,414,216
MICROS Systems, Inc. (1) (2)	12,939	691,201
Microsoft Corp. (2)	147,149	6,024,280
Oracle Corp. (2)	162,228	6,816,821

		16,946,518
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	17,525	11,093,325
NetApp, Inc.	15,260	564,773

		11,658,098

Total Information Technology		66,603,138

Materials - 1.8%

Paper Packaging - 0.6%
Packaging Corp. of America	17,812	1,231,878
Specialty Chemicals - 1.2%
Sigma-Aldrich Corp.	27,260	2,685,928

Total Materials		3,917,806

Telecommunication Services - 5.4%

Integrated Telecommunication Services - 3.6%
Verizon Communications, Inc.	159,297	7,958,478
Wireless Telecommunication Services - 1.8%
SBA Communications Corp., Class A (1) (2)	40,803	4,141,505

Total Telecommunication Services		12,099,983

Total Common Stocks (identified cost $163,607,702)		218,818,321

Short-Term Investments - 49.1%

Collateral Pool Investments for Securities on Loan - 47.0%
Collateral pool allocation (12)		104,323,964
Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	4,733,888	4,733,888

Total Short-Term Investments (identified cost $109,057,852)		109,057,852

Total Investments - 147.5% (identified cost $272,665,554)	327,876,173
Other Assets and Liabilities - (47.5)%	(105,610,439)

Total Net Assets - 100.0%	$222,265,734

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 95.9%

Consumer Discretionary - 12.8%

Advertising - 1.4%
The Interpublic Group of Cos., Inc.	237,900	$4,548,648
Apparel Retail - 0.9%
Guess?, Inc. (2)	110,750	2,824,125
Auto Parts & Equipment - 2.0%
Visteon Corp. (1) (2)	71,349	6,502,748
Automotive Retail - 1.7%
Advance Auto Parts, Inc.	43,452	5,395,435
Catalog Retail - 1.7%
Liberty Interactive Corp. (1)	189,100	5,508,483
Department Stores - 1.7%
Kohl’s Corp.	98,200	5,346,008
Homebuilding - 1.7%
Lennar Corp., Class A (2)	77,700	3,177,930
TRI Pointe Homes, Inc. (1) (2)	149,200	2,275,300

		5,453,230
Leisure Products - 0.8%
Hasbro, Inc. (2)	47,300	2,540,010
Specialty Stores - 0.9%
Staples, Inc. (2)	238,600	2,684,250

Total Consumer Discretionary		40,802,937

Consumer Staples - 3.3%

Agricultural Products - 1.4%
Darling Ingredients, Inc. (1) (2)	234,996	4,697,570
Food Retail - 1.3%
Kroger Co. (2)	85,240	4,069,358
Household Products - 0.6%
Energizer Holdings, Inc. (2)	16,700	1,937,200

Total Consumer Staples		10,704,128

Energy - 7.6%

Coal & Consumable Fuels - 1.5%
Consol Energy, Inc. (2)	108,000	4,770,360
Oil & Gas-Equipment & Services - 1.8%
Tidewater, Inc.	111,600	5,816,592
Oil & Gas-Exploration & Production - 4.3%
Cimarex Energy Co. (2)	26,250	3,389,663
Newfield Exploration Co. (1)	133,550	4,871,904
QEP Resources, Inc. (2)	168,100	5,369,114

		13,630,681

Total Energy		24,217,633

Financials - 23.8%
Asset Management & Custody Banks - 3.5%
Ameriprise Financial, Inc.	48,500	5,461,585
Invesco, Ltd.	153,600	5,637,120

		11,098,705

Consumer Finance - 2.3%
Discover Financial Services	124,870	7,383,563
Life & Health Insurance - 1.8%
Lincoln National Corp. (2)	118,050	5,661,678
Property & Casualty Insurance - 1.5%
Axis Capital Holdings, Ltd.	103,100	4,741,569
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc., Class A (1) (2)	254,250	4,838,377
Regional Banks - 7.3%
East West Bancorp, Inc.	151,400	5,068,872
Fifth Third Bancorp	336,510	6,962,392
Huntington Bancshares, Inc.	658,900	6,108,003
Regions Financial Corp.	517,700	5,275,363

		23,414,630
Reinsurance - 3.2%
PartnerRe, Ltd. (2)	46,600	5,003,442
Reinsurance Group of America, Inc. (2)	66,300	5,182,008

		10,185,450
Residential REIT’s - 1.3%
UDR, Inc. (2)	156,500	4,306,880
Retail REIT’s - 1.4%
The Macerich Co. (2)	66,900	4,418,076

Total Financials		76,048,928

Healthcare - 8.1%

Healthcare Distributors - 2.1%
AmerisourceBergen Corp. (2)	90,100	6,593,518
Healthcare Services - 1.5%
Omnicare, Inc.	73,800	4,689,990
Life Sciences Tools & Services - 1.7%
Bruker Corp. (1) (2)	257,650	5,397,767
Managed Healthcare - 1.8%
Cigna Corp. (2)	65,060	5,841,087
Pharmaceuticals - 1.0%
Mallinckrodt PLC (1) (2)	42,650	3,316,464

Total Healthcare		25,838,826

Industrials - 11.5%

Aerospace & Defense - 2.7%
L-3 Communications Holdings, Inc. (2)	35,300	4,277,301
Spirit Aerosystems Holdings, Inc., Class A (1)	129,200	4,192,540

		8,469,841
Agricultural & Farm Machinery - 1.4%
AGCO Corp. (2)	84,900	4,581,204
Construction & Engineering - 3.1%
Fluor Corp.	73,100	5,488,348
URS Corp.	96,500	4,342,500

		9,830,848
Electrical Components & Equipment - 1.6%
Regal-Beloit Corp.	68,700	5,243,871
Industrial Machinery - 2.7%
Dover Corp.	47,200	4,114,896
Parker-Hannifin Corp. (2)	37,300	4,671,079

		8,785,975

Total Industrials		36,911,739

Information Technology - 15.2%

Communications Equipment - 1.5%
InterDigital, Inc. (2)	126,400	4,801,936
Consulting & Other Services - 1.7%
Teradata Corp. (1) (2)	129,900	5,454,501
Data Processing & Outsourced Services - 0.9%
Western Union Co.	173,700	2,808,729
Semiconductors - 2.2%
Broadcom Corp., Class A	222,580	7,093,625
Systems Software - 3.0%
Check Point Software Technologies, Ltd. (1) (2)	70,340	4,535,523
Symantec Corp.	226,700	4,985,133

		9,520,656
Technology Distributors - 1.1%
Avnet, Inc.	77,900	3,394,103
Technology Hardware, Storage & Peripherals - 4.8%
NetApp, Inc.	149,600	5,536,696
Seagate Technology PLC (2)	94,000	5,050,620
Western Digital Corp.	56,300	4,945,955

		15,533,271

Total Information Technology		48,606,821

Materials - 9.7%

Metal & Glass Containers - 3.5%
Ball Corp.	59,500	3,591,420
Berry Plastics Group, Inc. (1)	326,550	7,709,845

		11,301,265
Paper Products - 1.5%
International Paper Co. (2)	98,500	4,691,555
Specialty Chemicals - 3.1%
Ashland, Inc.	46,330	4,771,990
W.R. Grace & Co. (1)	57,150	5,262,372

		10,034,362
Steel - 1.6%
Reliance Steel & Aluminum Co.	69,500	5,000,525

Total Materials		31,027,707

Telecommunication Services - 1.0%

Integrated Telecommunication Services - 1.0%
CenturyLink, Inc. (2)	87,246	3,286,557

Utilities - 2.9%

Electric Utilities - 2.9%
Edison International (2)	94,300	5,199,702
Great Plains Energy, Inc.	156,300	3,977,835

Total Utilities		9,177,537

Total Common Stocks (identified cost $218,692,375)		306,622,813

Short-Term Investments - 42.8%

Collateral Pool Investments for Securities on Loan - 38.8%
Collateral pool allocation (12)		123,914,408
Mutual Funds - 4.0%
BMO Prime Money Market Fund, Class I, 0.010% (10)	12,765,122	12,765,122

Total Short-Term Investments (identified cost $136,679,530)		136,679,530

Total Investments - 138.7% (identified cost $355,371,905)	443,302,343
Other Assets and Liabilities - (38.7)%	(123,772,350)

Total Net Assets - 100.0%	$319,529,993

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.9%

Consumer Discretionary - 23.1%

Apparel, Accessories & Luxury Goods - 1.9%
Ralph Lauren Corp.	14,400	$2,210,112
VF Corp.	44,400	2,798,088

		5,008,200
Auto Parts & Equipment - 1.2%
BorgWarner, Inc. (2)	52,000	3,270,280
Automotive Retail - 2.5%
Advance Auto Parts, Inc.	28,100	3,489,177
O’Reilly Automotive, Inc. (1) (2)	20,370	3,013,741

		6,502,918
Broadcasting - 2.0%
Discovery Communications, Inc., Class A (1) (2)	38,500	2,962,960
Sinclair Broadcast Group, Inc., Class A	75,100	2,221,458

		5,184,418
Cable & Satellite - 0.9%
Sirius XM Holdings, Inc. (1) (2)	693,200	2,273,696
Casinos & Gaming - 1.0%
MGM Resorts International (1) (2)	102,000	2,626,500
Department Stores - 1.1%
Macy’s, Inc.	46,900	2,808,841
Distributors - 1.4%
LKQ Corp. (1)	132,000	3,661,680
General Merchandise Stores - 1.0%
Dollar Tree, Inc. (1)	47,500	2,518,925
Homebuilding - 2.9%
KB Home (2)	80,700	1,329,936
Lennar Corp., Class A (2)	58,000	2,372,200
TRI Pointe Homes, Inc. (1) (2)	264,891	4,039,588

		7,741,724
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (1) (2)	39,790	2,645,239
Hotels, Resorts & Cruise Lines - 3.1%
Marriott International, Inc., Class A (2)	69,200	4,264,104
Wyndham Worldwide Corp.	52,100	3,851,753

		8,115,857
Restaurants - 1.3%
Dunkin’ Brands Group, Inc.	78,929	3,532,862
Specialized Consumer Services - 0.8%
LifeLock, Inc. (1) (2)	185,900	2,085,798
Specialty Stores - 1.0%
Tractor Supply Co. (2)	39,400	2,561,788

Total Consumer Discretionary		60,538,726

Consumer Staples - 2.0%

Packaged Foods & Meats - 2.0%
Hain Celestial Group, Inc. (1) (2)	28,300	2,567,376
Hershey Co.	26,300	2,560,042

Total Consumer Staples		5,127,418

Energy - 5.9%

Oil & Gas-Exploration & Production - 5.9%
Approach Resources, Inc. (1) (2)	380,374	7,424,900
Bellatrix Exploration, Ltd. (1) (2) (5)	800,960	7,032,429
Kosmos Energy, Ltd. (1) (2)	81,220	851,186

Total Energy		15,308,515

Financials - 8.5%

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	25,200	2,837,772
Investment Banking & Brokerage - 1.0%
E*TRADE Financial Corp. (1)	125,200	2,550,324
Mortgage REIT’s - 2.0%
Newcastle Investment Corp. (2)	1,060,493	5,111,576
Multi-Line Insurance - 1.0%
Hartford Financial Services Group, Inc.	74,900	2,595,285
Real Estate Services - 0.7%
Jones Lang LaSalle, Inc. (2)	15,400	1,867,866
Regional Banks - 0.8%
Home BancShares (2)	72,800	2,221,128
Specialized Finance - 1.1%
IntercontinentalExchange Group, Inc.	14,100	2,769,240
Specialized REIT’s - 0.8%
Pebblebrook Hotel Trust (2)	62,700	2,228,358

Total Financials		22,181,549

Healthcare - 19.7%

Biotechnology - 3.4%
Aegerion Pharmaceuticals, Inc. (1) (2)	42,870	1,408,279
Alkermes PLC (1) (2)	45,507	2,084,676
Myriad Genetics, Inc. (1) (2)	65,200	2,162,032
Quintiles Transnational Holdings, Inc. (1)	64,200	3,272,916

		8,927,903
Healthcare Distributors - 2.1%
AmerisourceBergen Corp. (2)	36,700	2,685,706
Cardinal Health, Inc. (2)	40,100	2,832,263

		5,517,969
Healthcare Facilities - 1.8%
Acadia Healthcare Co., Inc. (1) (2)	59,287	2,527,998
Brookdale Senior Living, Inc. (1) (2)	60,900	2,025,534

		4,553,532
Healthcare Services - 3.7%
Catamaran Corp. (1)	79,300	3,470,168
Envision Healthcare Holdings, Inc. (1)	89,873	3,098,821
MEDNAX, Inc. (1) (2)	55,000	3,169,650

		9,738,639
Healthcare Technology - 1.3%
Cerner Corp. (1) (2)	63,500	3,432,175
Pharmaceuticals - 7.4%
Actavis PLC (1) (2)	24,600	5,203,884
Akorn, Inc. (1) (2)	91,632	2,562,947
Jazz Pharmaceuticals PLC (1) (2)	25,980	3,685,523
Medicines Co. (1) (2)	48,287	1,347,207
Mylan, Inc. (1) (2)	66,700	3,324,328
Salix Pharmaceuticals, Ltd. (1) (2)	29,300	3,342,544

		19,466,433

Total Healthcare		51,636,651

Industrials - 17.7%

Building Products - 1.1%
Fortune Brands Home & Security, Inc.	69,400	2,774,612
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV	39,500	3,215,300
Electrical Components & Equipment - 2.8%
AMETEK, Inc.	74,525	3,955,787
Roper Industries, Inc. (2)	23,800	3,371,984

		7,327,771
Human Resource & Employment Services - 2.0%
Robert Half International, Inc.	71,100	3,241,449
Towers Watson & Co., Class A (2)	17,100	1,923,921

		5,165,370
Industrial Conglomerates - 1.1%
Tyco International, Ltd.	66,000	2,880,240
Industrial Machinery - 1.7%
Flowserve Corp. (2)	25,000	1,843,500
IDEX Corp. (2)	35,400	2,714,472

		4,557,972
Railroads - 1.8%
Genesee & Wyoming, Inc., Class A (1) (2)	24,800	2,414,280
Kansas City Southern	21,850	2,349,312

		4,763,592
Research & Consulting Services - 3.7%
Acacia Research Corp. (2)	232,600	3,754,164
Nielsen Holdings NV	70,300	3,392,678
Verisk Analytics, Inc., Class A (1) (2)	41,626	2,463,843

		9,610,685
Trading Companies & Distributors - 1.4%
United Rentals, Inc. (1) (2)	36,400	3,678,220
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	29,400	2,283,204

Total Industrials		46,256,966

Information Technology - 17.8%

Application Software - 2.6%
PTC, Inc. (1)	71,800	2,642,240
Qlik Technologies, Inc. (1) (2)	60,800	1,319,968
Solera Holdings, Inc.	45,100	2,942,775

		6,904,983
Communications Equipment - 1.9%
F5 Networks, Inc. (1) (2)	33,200	3,603,860
Palo Alto Networks, Inc. (1) (2)	18,460	1,382,839

		4,986,699
Data Processing & Outsourced Services - 6.2%
Alliance Data Systems Corp. (1) (2)	15,600	3,994,380
Cardtronics, Inc. (1) (2)	124,700	3,613,806
FleetCor Technologies, Inc. (1)	27,000	3,413,070
Total System Services, Inc. (2)	106,600	3,225,716
Vantiv, Inc., Class A (1) (2)	66,300	2,054,637

		16,301,609
Electronic Components - 1.2%
Amphenol Corp., Class A	34,100	3,266,780
Internet Software & Services - 1.7%
Rocket Fuel, Inc. (1) (2)	81,011	2,025,275
Xoom Corp. (1) (2)	103,400	2,295,480

		4,320,755

Semiconductors - 1.2%
NXP Semiconductor (1)	50,300	3,123,630
Systems Software - 3.0%
AVG Technologies NV (1) (2)	88,934	1,721,762
Check Point Software Technologies, Ltd. (1) (2)	44,300	2,856,464
Red Hat, Inc. (1)	64,600	3,237,752

		7,815,978

Total Information Technology		46,720,434

Materials - 0.7%

Diversified Chemicals - 0.7%
FMC Corp. (2)	24,100	1,845,096

Telecommunication Services - 2.5%

Wireless Telecommunication Services - 2.5%
Crown Castle International Corp.	37,000	2,839,010
SBA Communications Corp., Class A (1) (2)	37,000	3,755,500

Total Telecommunication Services		6,594,510

Total Common Stocks (identified cost $185,982,418)		256,209,865

Short-Term Investments - 50.6%

Collateral Pool Investments for Securities on Loan - 47.9%
Collateral pool allocation (12)		125,633,534
Mutual Funds - 2.7%
BMO Prime Money Market Fund, Class I, 0.010% (10)	6,972,577	6,972,577

Total Short-Term Investments (identified cost $132,606,111)		132,606,111

Total Investments - 148.5% (identified cost $318,588,529)		388,815,976
Other Assets and Liabilities - (48.5)%		(127,024,559)

Total Net Assets - 100.0%		$261,791,417

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 95.9%

Consumer Discretionary - 11.0%

Apparel Retail - 3.2%
Crocs, Inc. (1) (2)	43,600	$650,948
Guess?, Inc. (2)	24,300	619,650
The Finish Line, Inc., Class A	38,440	1,102,075

		2,372,673
Automotive Retail - 1.3%
Murphy USA, Inc. (1) (2)	19,387	986,410
Department Stores - 1.2%
Dillard’s, Inc., Class A (2)	8,100	913,275
Homebuilding - 2.3%
Century Communities, Inc. (1) (5) (6)	40,000	760,000
TRI Pointe Homes, Inc. (1) (2)	58,200	887,550

		1,647,550
Household Appliances - 1.1%
Helen of Troy, Ltd. (1) (2)	13,700	794,052
Restaurants - 0.9%
Bob Evans Farms, Inc. (2)	14,010	625,827
Specialized Consumer Services - 1.0%
Steiner Leisure, Ltd. (1) (2)	17,910	719,624

Total Consumer Discretionary		8,059,411

Consumer Staples - 1.2%

Agricultural Products - 1.2%
Darling Ingredients, Inc. (1) (2)	43,600	871,564

Energy - 8.3%

Oil & Gas-Drilling - 2.2%
Atwood Oceanics, Inc. (1) (2)	18,150	895,702
Unit Corp. (1)	10,550	670,136

		1,565,838
Oil & Gas-Equipment & Services - 4.6%
Helix Energy Solutions Group, Inc. (1) (2)	39,220	916,964
Oil States International, Inc. (1)	13,000	791,050
Tesco Corp. (2)	28,700	611,310
Tidewater, Inc.	20,650	1,076,278

		3,395,602
Oil & Gas-Exploration & Production - 1.5%
Jones Energy, Inc., Class A (1) (2)	62,550	1,095,876

Total Energy		6,057,316

Financials - 25.7%

Consumer Finance - 2.0%
JGWPT Holdings, Inc., Class A (1) (2)	70,500	751,530
Nelnet, Inc., Class A	16,900	695,773

		1,447,303
Diversified Capital Markets - 2.1%
Encore Capital Group, Inc. (1) (2)	14,790	640,259
HFF, Inc., Class A (2)	27,330	883,306

		1,523,565

Life & Health Insurance - 1.3%
American Equity Investment Life Holding Co. (2)	42,650	960,478
Office REIT’s - 1.5%
Corporate Office Properties Trust (2)	39,250	1,081,337
Regional Banks - 10.7%
Ameris Bancorp (1) (2)	48,020	1,008,900
BBCN Bancorp, Inc. (2)	53,650	818,162
Customers Bancorp, Inc. (1) (2)	59,070	1,122,330
Fidelity Southern Corp. (2)	66,805	893,851
First Financial Holdings, Inc.	12,610	742,351
First NBC Bank Holding Co. (1)	28,404	962,896
FirstMerit Corp.	48,670	908,669
Susquehanna Bancshares, Inc. (2)	59,440	587,267
Western Alliance Bancorp (1) (2)	35,700	816,816

		7,861,242
Reinsurance - 3.4%
Enstar Group, Ltd. (1)	5,950	838,355
Maiden Holdings, Ltd. (2)	75,820	928,037
Montpelier Re Holdings, Ltd. (2)	24,400	767,136

		2,533,528
Residential REIT’s - 1.0%
Mid-America Apartment Communities, Inc. (2)	10,400	752,440
Specialized Finance - 1.1%
Gain Capital Holdings, Inc.	99,500	785,055
Specialized REIT’s - 1.2%
LaSalle Hotel Properties (2)	26,500	874,235
Thrifts & Mortgage Finance - 1.4%
EverBank Financial Corp. (2)	55,633	1,059,809

Total Financials		18,878,992

Healthcare - 8.7%

Healthcare Services - 1.0%
BioScrip, Inc. (1) (2)	97,800	767,730
Healthcare Technology - 1.6%
MedAssets, Inc. (1) (2)	49,450	1,158,119
Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories, Inc., Class A (1) (2)	8,000	965,840
Bruker Corp. (1)	53,000	1,110,350

		2,076,190
Pharmaceuticals - 3.3%
Impax Laboratories, Inc. (1) (2)	40,110	1,113,453
Prestige Brands Holdings, Inc. (1) (2)	37,680	1,288,656

		2,402,109

Total Healthcare		6,404,148

Industrials - 16.8%

Aerospace & Defense - 2.4%
Moog, Inc., Class A (1) (2)	9,900	713,394
Triumph Group, Inc.	15,430	1,069,299

		1,782,693
Agricultural & Farm Machinery - 1.0%
Titan International, Inc. (2)	48,400	765,204
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp. (2)	2,323	122,376
Construction & Engineering - 2.2%
EMCOR Group, Inc. (2)	20,050	892,626
URS Corp.	16,000	720,000

		1,612,626

Electrical Components & Equipment - 1.4%
Regal-Beloit Corp.	13,100	999,923
Environmental & Facilities Services - 1.5%
Tetra Tech, Inc.	40,200	1,069,722
Industrial Machinery - 2.9%
Altra Industrial Motion Corp.	28,400	970,996
Kadant, Inc. (2)	13,870	525,673
LB Foster Co., Class A (2)	12,740	650,759

		2,147,428
Research & Consulting Services - 2.2%
Acacia Research Corp. (2)	32,390	522,775
RPX Corp. (1) (2)	65,550	1,065,187

		1,587,962
Trading Companies & Distributors - 1.5%
MRC Global, Inc. (1)	38,700	1,114,173
Trucking - 1.5%
Quality Distribution, Inc. (1)	77,900	1,120,981

Total Industrials		12,323,088

Information Technology - 12.2%

Communications Equipment - 4.4%
Brocade Communications Systems, Inc. (1)	95,200	868,224
CommScope Holding Co., Inc. (1) (2)	27,642	730,855
Finisar Corp. (1) (2)	40,640	965,200
InterDigital, Inc. (2)	17,000	645,830

		3,210,109
Data Processing & Outsourced Services - 2.0%
CSG Systems International, Inc.	31,000	814,370
MoneyGram International, Inc. (1) (2)	49,346	650,380

		1,464,750
Home Entertainment Software - 1.8%
Take-Two Interactive Software, Inc. (1) (2)	65,200	1,345,076
Semiconductor Equipment - 0.9%
Tessera Technologies, Inc.	28,460	640,065
Technology Hardware, Storage & Peripherals - 3.1%
Datalink Corp. (1) (2)	93,120	864,154
Synaptics, Inc. (1) (2)	21,230	1,445,338

		2,309,492

Total Information Technology		8,969,492

Materials - 7.5%

Metal & Glass Containers - 2.0%
Berry Plastics Group, Inc. (1)	61,360	1,448,710
Paper Packaging - 2.3%
Graphic Packaging Holding Co. (1) (2)	151,450	1,664,435
Paper Products - 1.8%
KapStone Paper and Packaging Corp. (1) (2)	47,150	1,369,708
Specialty Chemicals - 1.4%
Innophos Holdings, Inc.	14,200	745,500
W.R. Grace & Co. (1)	3,200	294,656

		1,040,156

Total Materials		5,523,009

Telecommunication Services - 0.9%

Integrated Telecommunication Services - 0.9%
IDT Corp., Class B (2)	37,420	620,424

Utilities - 3.6%

Electric Utilities - 3.6%
Great Plains Energy, Inc.	31,700	806,765
Portland General Electric Co.	29,250	967,297
UIL Holdings Corp.	24,200	894,674

Total Utilities		2,668,736

Total Common Stocks (identified cost $58,662,912)		70,376,180

Short-Term Investments - 35.7%

Collateral Pool Investments for Securities on Loan - 31.9%
Collateral pool allocation (12)		23,429,385
Mutual Funds - 3.8%
BMO Prime Money Market Fund, Class I, 0.010% (10)	2,823,996	2,823,996

Total Short-Term Investments (identified cost $26,253,381)		26,253,381

Total Investments - 131.6% (identified cost $84,916,293)		96,629,561
Other Assets and Liabilities - (31.6)%		(23,223,007)

Total Net Assets - 100.0%		$73,406,554

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 10.2%

Apparel Retail - 1.8%
ANN, Inc. (1) (2)	502	$19,513
Crocs, Inc. (1) (2)	1,096	16,363
Express, Inc. (1)	1,552	19,571
The Children’s Place Retail Stores, Inc.	137	6,628

		62,075
Auto Parts & Equipment - 2.7%
Dana Holding Corp.	1,465	32,435
Tenneco, Inc. (1) (2)	579	36,911
Tower International, Inc. (1) (2)	765	23,440

		92,786
Consumer Electronics - 0.4%
Skullcandy, Inc. (1) (2)	1,910	14,153
Hotels, Resorts & Cruise Lines - 0.4%
Marcus Corp. (2)	945	15,876
Household Appliances - 0.3%
Helen of Troy, Ltd. (1) (2)	170	9,853
Housewares & Specialties - 0.2%
CSS Industries, Inc.	258	6,215
Leisure Products - 0.7%
Brunswick Corp.	592	25,515
Publishing - 1.0%
Journal Communications, Inc., Class A (1)	2,361	19,478
McClatchy Co., Class A (1)	2,850	14,649

		34,127
Restaurants - 2.2%
Bravo Brio Restaurant Group, Inc. (1) (2)	1,764	27,871
Red Robin Gourmet Burgers, Inc. (1) (2)	379	27,319
Ruth’s Hospitality Group, Inc.	1,692	20,727

		75,917
Specialty Stores - 0.5%
Outerwall, Inc. (1)	227	16,056

Total Consumer Discretionary		352,573

Consumer Staples - 3.8%

Drug Retail - 0.7%
Rite Aid Corp. (1)	3,064	25,615
Food Retail - 1.2%
Roundy’s, Inc. (2)	2,187	11,744
The Pantry, Inc. (1) (2)	1,787	30,183

		41,927
Household Products - 0.2%
Oil-Dri Corp. of America	183	5,969
Packaged Foods & Meats - 1.4%
Omega Protein Corp. (1) (2)	1,542	22,189
Pilgrim’s Pride Corp. (1) (2)	1,010	25,695

		47,884
Personal Products - 0.3%
Nutraceutical International Corp. (1) (2)	403	9,595

Total Consumer Staples		130,990

Energy - 7.6%

Oil & Gas-Drilling - 1.5%
Parker Drilling Co. (1) (2)	3,611	23,363
Pioneer Energy Services Corp. (1)	1,896	30,147

		53,510
Oil & Gas-Equipment & Services - 1.8%
Hornbeck Offshore Services, Inc. (1) (2)	711	32,166
Matrix Service Co. (1)	891	29,091

		61,257
Oil & Gas-Exploration & Production - 3.2%
Abraxas Petroleum Corp. (1)	3,109	15,607
Carrizo Oil & Gas, Inc. (1)	240	13,790
Stone Energy Corp. (1)	733	32,538
VAALCO Energy, Inc. (1)	3,777	24,551
Warren Resources, Inc. (1) (2)	5,273	24,150

		110,636
Oil & Gas-Refining & Marketing - 1.1%
Adams Resources & Energy, Inc.	131	8,283
Western Refining, Inc. (2)	705	28,919

		37,202

Total Energy		262,605

Financials - 20.0%

Asset Management & Custody Banks - 0.7%
Manning & Napier, Inc.	1,475	25,208
Consumer Finance - 2.8%
Cash America International, Inc. (2)	543	25,798
Credit Acceptance Corp. (1) (2)	190	24,814
Nelnet, Inc., Class A	288	11,857
Regional Management Corp. (1) (2)	1,058	15,225
World Acceptance Corp. (1) (2)	243	19,194

		96,888
Diversified REIT’s - 1.5%
American Assets Trust, Inc.	631	21,643
Winthrop Realty Trust (2)	1,981	29,715

		51,358
Investment Banking & Brokerage - 1.3%
Investment Technology Group, Inc. (1) (2)	930	17,791
Piper Jaffray Cos. (1) (2)	593	26,110

		43,901
Life & Health Insurance - 1.7%
CNO Financial Group, Inc.	1,872	30,195
Symetra Financial Corp.	1,410	29,399

		59,594
Multi-Line Insurance - 0.7%
Horace Mann Educators Corp.	886	25,880
Office REIT’s - 1.1%
DuPont Fabros Technology, Inc. (2)	1,055	26,977
Franklin Street Properties Corp.	862	10,792

		37,769
Property & Casualty Insurance - 0.8%
Navigators Group, Inc. (1)	193	12,026
ProAssurance Corp.	325	14,771

		26,797
Regional Banks - 5.1%
1st Source Corp.	373	11,317
Bancfirst Corp.	224	13,308
Financial Institutions, Inc.	448	10,331

First Interstate Bancsystem, Inc., Class A	947	24,309
Hanmi Financial Corp. (2)	1,238	26,382
Preferred Bank/Los Angeles (1) (2)	517	11,648
PrivateBancorp, Inc.	542	14,477
SVB Financial Group (1)	223	23,515
Wilshire Bancorp, Inc. (2)	2,039	20,573
Wintrust Financial Corp. (2)	481	20,962

		176,822
Reinsurance - 1.4%
Greenlight Capital Re, Ltd., Class A (1) (2)	205	6,497
Maiden Holdings, Ltd. (2)	1,838	22,497
Montpelier Re Holdings, Ltd. (2)	193	6,068
Platinum Underwriters Holdings, Ltd.	196	12,573

		47,635
Retail REIT’s - 1.3%
Excel Trust, Inc. (2)	1,028	13,570
Getty Realty Corp.	764	14,928
Saul Centers, Inc. (2)	311	14,975

		43,473
Specialized REIT’s - 1.4%
Chesapeake Lodging Trust	462	13,476
EPR Properties	126	6,794
Sovran Self Storage, Inc. (2)	357	27,418

		47,688
Thrifts & Mortgage Finance - 0.2%
Provident Financial Holdings, Inc. (2)	590	8,555

Total Financials		691,568

Healthcare - 15.8%

Biotechnology - 1.9%
Cubist Pharmaceuticals, Inc. (1) (2)	224	14,919
Emergent Biosolutions, Inc. (1) (2)	1,215	26,353
Insys Therapeutics, Inc. (1)	367	9,483
Repligen Corp. (1) (2)	682	13,122

		63,877
Healthcare Equipment - 3.3%
AngioDynamics, Inc. (1) (2)	1,937	27,757
Cyberonics, Inc. (1) (2)	401	24,381
Greatbatch, Inc. (1) (2)	211	9,856
NuVasive, Inc. (1) (2)	712	23,738
Thoratec Corp. (1)	342	11,327
Volcano Corp. (1) (2)	946	16,422

		113,481
Healthcare Facilities - 1.5%
Amsurg Corp. (1)	509	23,047
Select Medical Holdings Corp.	1,200	18,180
U.S. Physical Therapy, Inc.	345	11,568

		52,795
Healthcare Services - 2.0%
AMN Healthcare Services, Inc. (1)	1,788	20,026
Corvel Corp. (1)	370	17,471
The Providence Service Corp. (1) (2)	796	31,999

		69,496
Healthcare Supplies - 0.8%
Align Technology, Inc. (1)	491	26,814
Healthcare Technology - 0.6%
MedAssets, Inc. (1) (2)	912	21,359
Life Sciences Tools & Services - 1.6%
Albany Molecular Research, Inc. (1) (2)	1,574	24,854
PAREXEL International Corp. (1) (2)	574	28,958

		53,812

Managed Healthcare - 1.5%
Centene Corp. (1)	136	10,135
Magellan Health Services, Inc. (1)	495	30,141
Molina Healthcare, Inc. (1) (2)	306	13,185

		53,461
Pharmaceuticals - 2.6%
Akorn, Inc. (1) (2)	475	13,286
Impax Laboratories, Inc. (1) (2)	1,071	29,731
Lannett Co., Inc. (1)	664	27,742
Sagent Pharmaceuticals, Inc. (1) (2)	905	20,281

		91,040

Total Healthcare		546,135

Industrials - 15.7%

Aerospace & Defense - 3.6%
AAR Corp. (2)	926	22,502
Curtiss-Wright Corp.	387	25,786
Ducommun, Inc. (1)	753	19,119
Engility Holdings, Inc. (1) (2)	656	25,354
Esterline Technologies Corp. (1) (2)	272	30,314

		123,075
Airlines - 2.3%
Alaska Air Group, Inc.	259	25,501
JetBlue Airways Corp. (1) (2)	2,886	27,879
Spirit Airlines, Inc. (1)	442	26,109

		79,489
Commercial Printing - 0.8%
Multi-Color Corp. (2)	735	25,821
Construction & Engineering - 0.6%
Comfort Systems USA, Inc. (2)	1,289	21,268
Diversified Support Services - 0.8%
UniFirst Corp.	294	29,091
Human Resource & Employment Services - 0.2%
Barrett Business Services, Inc.	167	7,876
Industrial Machinery - 2.5%
Columbus McKinnon Corp.	997	28,076
Kadant, Inc.	608	23,043
Lydall, Inc. (1) (2)	822	22,679
Xerium Technologies, Inc. (1) (2)	898	12,374

		86,172
Office Services & Supplies - 1.3%
Kimball International, Inc., Class B	960	15,485
Steelcase, Inc., Class A	1,495	24,503
Sykes Enterprises, Inc. (1) (2)	322	6,498

		46,486
Security & Alarm Services - 0.7%
The Brink’s Co.	913	24,377
Trading Companies & Distributors - 0.6%
Aircastle, Ltd.	1,262	21,176
Trucking - 2.3%
AMERCO	64	17,671
ArcBest Corp.	747	31,949
Swift Transportation Co., Class A (1) (2)	1,207	29,885

		79,505

Total Industrials		544,336

Information Technology - 19.3%

Application Software - 2.8%
Manhattan Associates, Inc. (1)	854	27,721

Netscout Systems, Inc. (1) (2)	681	26,470
PTC, Inc. (1)	666	24,509
Verint Systems, Inc. (1) (2)	417	19,320

		98,020
Communications Equipment - 0.3%
Plantronics, Inc. (2)	254	11,516
Consulting & Other Services - 1.4%
Acxiom Corp. (1) (2)	1,260	28,640
Lionbridge Technologies, Inc. (1)	3,328	18,736

		47,376
Data Processing & Outsourced Services - 2.7%
CSG Systems International, Inc.	964	25,324
Euronet Worldwide, Inc. (1)	621	29,274
ExlService Holdings, Inc. (1)	890	25,223
MAXIMUS, Inc.	278	12,421

		92,242
Electronic Manufacturing Services - 3.7%
Benchmark Electronics, Inc. (1)	1,133	26,274
Fabrinet (1) (2)	743	14,132
Methode Electronics, Inc.	976	30,402
Plexus Corp. (1) (2)	610	25,474
Sanmina Corp. (1) (2)	1,573	32,011

		128,293
Internet Software & Services - 0.4%
Constant Contact, Inc. (1) (2)	452	13,352
Semiconductor Equipment - 2.0%
Cabot Microelectronics Corp. (1) (2)	546	23,494
Kulicke & Soffa Industries, Inc. (1) (2)	1,608	22,657
Photronics, Inc. (1)	2,709	23,812

		69,963
Semiconductors - 4.4%
Integrated Device Technology, Inc. (1)	2,175	28,927
Integrated Silicon Solution, Inc. (1) (2)	1,819	25,539
IXYS Corp. (2)	1,950	22,055
Lattice Semiconductor Corp. (1) (2)	3,376	26,704
Silicon Image, Inc. (1)	3,795	19,848
Spansion, Inc., Class A (1)	1,478	28,156

		151,229
Technology Distributors - 0.9%
Insight Enterprises, Inc. (1) (2)	1,145	31,121
Technology Hardware, Storage & Peripherals - 0.7%
QLogic Corp. (1)	2,605	25,894

Total Information Technology		669,006

Materials - 3.1%

Paper Products - 1.5%
Neenah Paper, Inc. (2)	512	24,975
PH Glatfelter Co.	726	19,108
Schweitzer-Mauduit International, Inc.	166	6,919

		51,002
Specialty Chemicals - 1.6%
Kraton Performance Polymers, Inc. (1)	985	24,497
Minerals Technologies, Inc.	484	30,008

		54,505

Total Materials		105,507

Utilities - 3.1%

Electric Utilities - 2.4%
El Paso Electric Co.	689	26,258
PNM Resources, Inc.	1,088	30,964
Portland General Electric Co.	752	24,869

		82,091

Multi-Utilities - 0.7%
Avista Corp.	755	23,639

Total Utilities		105,730

Total Common Stocks (identified cost $3,392,365)		3,408,450

Short-Term Investments - 39.6%

Collateral Pool Investments for Securities on Loan - 36.6%
Collateral pool allocation (12)		1,266,543
Mutual Funds - 3.0%
BMO Prime Money Market Fund, Class I, 0.010% (10)	102,402	102,402

Total Short-Term Investments (identified cost $1,368,945)		1,368,945

Total Investments - 138.2% (identified cost $4,761,310)		4,777,395
Other Assets and Liabilities - (38.2)%		(1,319,925)

Total Net Assets - 100.0%		$3,457,470

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 13.6%

Apparel, Accessories & Luxury Goods - 1.6%
Tumi Holdings, Inc. (1) (2)	356,900	$6,602,650
Vince Holding Corp. (1) (2)	234,642	6,520,701

		13,123,351
Automobile Manufacturers - 0.5%
Winnebago Industries, Inc. (1) (2)	178,280	4,414,213
Broadcasting - 0.9%
Sinclair Broadcast Group, Inc., Class A	234,237	6,928,731
Homebuilding - 7.0%
M/I Homes, Inc. (1) (2)	589,183	13,439,264
TRI Pointe Homes, Inc. (1) (2)	1,319,001	20,114,765
UCP, Inc., Class A (1) (2) (10)	418,000	5,534,320
William Lyon Homes, Class A (1) (2)	667,784	17,556,042

		56,644,391
Homefurnishing Retail - 1.0%
Restoration Hardware Holdings, Inc. (1) (2)	122,196	8,123,590
Publishing - 0.8%
New Media Investment Group, Inc. (1) (2)	443,428	6,194,689
Restaurants - 0.9%
Krispy Kreme Doughnuts, Inc. (1) (2)	380,417	7,167,056
Specialized Consumer Services - 0.9%
LifeLock, Inc. (1) (2)	685,191	7,687,843

Total Consumer Discretionary		110,283,864

Consumer Staples - 1.0%

Packaged Foods & Meats - 1.0%
Hain Celestial Group, Inc. (1) (2)	88,300	8,010,576

Energy - 7.6%

Oil & Gas-Exploration & Production - 7.6%
Approach Resources, Inc. (1) (2)	1,823,493	35,594,584
Bellatrix Exploration, Ltd. (1) (2) (5)	2,617,500	22,981,650
Kosmos Energy, Ltd. (1) (2)	275,240	2,884,515

Total Energy		61,460,749

Financials - 15.5%

Asset Management & Custody Banks - 1.5%
ICG Group, Inc. (1) (2)	650,349	12,564,743
Investment Banking & Brokerage - 1.1%
FXCM, Inc., Class A	659,400	8,822,772
Mortgage REIT’s - 4.1%
New Residential Investment Corp.	1,350,993	8,565,295
Newcastle Investment Corp. (2)	5,046,139	24,322,390

		32,887,685
Multi-Sector Holdings - 2.8%
Pico Holdings, Inc. (1) (2)	969,922	22,492,491
Office REIT’s - 0.6%
CyrusOne, Inc.	212,134	4,853,626

Specialized Finance - 1.6%
Gain Capital Holdings, Inc.	1,673,635	13,204,980
Specialized REIT’s - 3.8%
LaSalle Hotel Properties (2)	320,792	10,582,928
Physicians Realty Trust (2)	885,085	12,223,024
Summit Hotel Properties, Inc. (2)	761,000	7,640,440

		30,446,392

Total Financials		125,272,689

Healthcare - 21.7%

Biotechnology - 5.4%
Aegerion Pharmaceuticals, Inc. (1) (2)	124,068	4,075,634
AMAG Pharmaceuticals, Inc. (1) (2) (10)	1,099,852	20,127,292
Cancer Genetics, Inc. (1) (2)	452,117	4,629,678
Myriad Genetics, Inc. (1) (2)	212,083	7,032,672
NPS Pharmaceuticals, Inc. (1) (2)	246,585	7,676,191

		43,541,467
Healthcare Equipment - 5.5%
ABIOMED, Inc. (1) (2)	279,738	6,378,026
DexCom, Inc. (1) (2)	234,200	7,906,592
Globus Medical, Inc., Class A (1)	314,880	7,613,798
Insulet Corp. (1) (2)	189,550	6,943,217
NxStage Medical, Inc. (1) (2)	562,483	7,722,892
Thoratec Corp. (1)	242,431	8,029,315

		44,593,840
Healthcare Facilities - 1.9%
Acadia Healthcare Co., Inc. (1) (2)	249,818	10,652,239
HealthSouth Corp. (2)	129,000	4,530,480

		15,182,719
Healthcare Services - 0.3%
HMS Holdings Corp. (1) (2)	146,700	2,757,960
Healthcare Supplies - 1.8%
Endologix, Inc. (1) (2)	438,700	5,729,422
TearLab Corp. (1) (2)	1,098,329	5,480,662
Unilife Corp. (1) (2)	1,294,682	3,728,684

		14,938,768
Life Sciences Tools & Services - 2.4%
ICON PLC, ADR (1)	238,210	10,069,137
PAREXEL International Corp. (1) (2)	190,600	9,615,770

		19,684,907
Managed Healthcare - 1.3%
Centene Corp. (1) (2)	135,515	10,098,578
Pharmaceuticals - 3.1%
Pacira Pharmaceuticals, Inc. (1) (2)	109,900	8,529,339
Akorn, Inc. (1) (2)	423,655	11,849,630
Medicines Co. (1) (2)	164,100	4,578,390

		24,957,359

Total Healthcare		175,755,598

Industrials - 12.5%

Aerospace & Defense - 1.3%
Hexcel Corp. (1)	265,300	10,890,565
Building Products - 0.7%
Lennox International, Inc.	63,200	5,366,944
Human Resource & Employment Services - 1.1%
On Assignment, Inc. (1) (2)	254,100	8,957,025
Industrial Machinery - 2.9%
Actuant Corp., Class A (2)	212,200	7,539,466
Barnes Group, Inc.	208,280	7,785,506

Trimas Corp. (1) (2)	232,485	8,162,548

		23,487,520
Research & Consulting Services - 4.1%
Acacia Research Corp. (2)	1,660,077	26,793,643
Advisory Board Co. (1) (2)	135,508	6,557,232

		33,350,875
Security & Alarm Services - 1.4%
MiX Telematics, Ltd., ADR (1)	1,164,929	11,684,238
Trading Companies & Distributors - 1.0%
Watsco, Inc. (2)	77,165	7,765,114

Total Industrials		101,502,281

Information Technology - 20.6%

Application Software - 2.2%
Aspen Technology, Inc. (1)	286,409	12,312,723
Tangoe, Inc. (1) (2)	339,353	5,076,721

		17,389,444
Communications Equipment - 3.0%
Aruba Networks, Inc. (1) (2)	447,800	8,291,017
CalAmp Corp. (1) (2)	489,517	9,349,775
Ruckus Wireless, Inc. (1) (2)	588,643	6,357,344

		23,998,136
Consulting & Other Services - 0.7%
Virtusa Corp. (1) (2)	172,356	5,896,299
Data Processing & Outsourced Services - 2.5%
Cardtronics, Inc. (1) (2)	390,427	11,314,574
MAXIMUS, Inc.	202,500	9,047,700

		20,362,274
Internet Software & Services - 6.3%
Brightcove, Inc. (1) (2)	504,790	4,780,361
Cornerstone OnDemand, Inc. (1) (2)	127,234	5,113,535
Criteo SA, ADR (1) (2)	336,812	9,683,345
Global Eagle Entertainment, Inc. (1) (2)	158,664	1,765,930
Internap Network Services Corp. (1) (2)	643,839	4,609,887
Marin Software, Inc. (1) (2)	1,239,736	12,397,360
Rocket Fuel, Inc. (1) (2)	510,628	12,765,700

		51,116,118
Semiconductors - 0.6%
Microsemi Corp. (1) (2)	201,200	4,895,196
Systems Software - 4.7%
AVG Technologies NV (1) (2)	870,294	16,848,892
FleetMatics Group PLC (1) (2)	272,677	7,771,294
Proofpoint, Inc. (1) (2)	293,452	9,366,988
Rubicon Project, Inc. (1) (2)	307,975	3,908,203

		37,895,377
Technology Distributors - 0.6%
SYNNEX Corp. (1) (2)	75,600	4,997,916

Total Information Technology		166,550,760

Materials - 1.5%

Specialty Chemicals - 0.9%
Ferro Corp. (1)	546,900	7,000,320
Steel - 0.6%
Walter Energy, Inc. (2)	1,098,700	5,361,656

Total Materials		12,361,976

Telecommunication Services - 3.7%

Alternative Carriers - 3.7%
8x8, Inc. (1) (2)	632,200	4,754,144
inContact, Inc. (1) (2)	2,948,284	24,971,966

Total Telecommunication Services		29,726,110

Total Common Stocks (identified cost $715,250,657)		790,924,603

Short-Term Investments - 49.4%

Collateral Pool Investments for Securities on Loan - 47.5%
Collateral pool allocation (12)		385,127,298
Mutual Funds - 1.9%
BMO Prime Money Market Fund, Class I, 0.010% (10)	15,138,485	15,138,485

Total Short-Term Investments (identified cost $400,265,783)		400,265,783

Total Investments - 147.1% (identified cost $1,115,516,440)		1,191,190,386
Other Assets and Liabilities - (47.1)%		(381,620,258)

Total Net Assets - 100.0%		$809,570,128

Micro-Cap Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 10.5%

Advertising - 0.3%
ReachLocal, Inc. (1)	1,249	$7,494
Auto Parts & Equipment - 3.3%
Shiloh Industries, Inc. (1)	1,154	20,876
Standard Motor Products, Inc.	647	26,863
Strattec Security Corp.	329	21,714
Tower International, Inc. (1)	922	28,250

		97,703
Casinos & Gaming - 0.7%
Monarch Casino & Resort, Inc. (1)	1,353	22,149
Distributors - 0.5%
Weyco Group, Inc.	546	14,922
Education Services - 0.5%
National American University Holdings, Inc.	4,151	14,113
Home Furnishings - 1.0%
Flexsteel Industries, Inc.	896	29,819
Homebuilding - 0.8%
Cavco Industries, Inc. (1)	318	24,413
Homefurnishing Retail - 1.0%
Haverty Furniture Cos., Inc.	1,159	29,010
Internet Retail - 0.6%
1-800-Flowers.com, Inc., Class A (1)	3,236	18,057
Leisure Products - 0.6%
Escalade, Inc.	1,067	17,051
Restaurants - 1.2%
Carrols Restaurant Group, Inc. (1)	4,929	34,651

Total Consumer Discretionary		309,382

Consumer Staples - 1.1%

Food Retail - 0.6%
Roundy’s, Inc.	3,538	18,999
Personal Products - 0.5%
Nutraceutical International Corp. (1)	615	14,643

Total Consumer Staples		33,642

Energy - 7.7%

Oil & Gas-Equipment & Services - 3.4%
Dawson Geophysical Co.	923	24,210
Enservco Corp. (1)	5,115	15,294
Matrix Service Co. (1)	829	27,067
Natural Gas Services Group, Inc. (1)	745	22,380
Profire Energy, Inc. (1)	2,595	10,380

		99,331
Oil & Gas-Exploration & Production - 3.5%
Abraxas Petroleum Corp. (1)	2,678	13,443
Evolution Petroleum Corp.	1,916	21,517
Panhandle Oil and Gas, Inc., Class A	550	30,217
VAALCO Energy, Inc. (1)	2,313	15,034

Warren Resources, Inc. (1)	5,153	23,601

		103,812
Oil & Gas-Refining & Marketing - 0.8%
Renewable Energy Group, Inc. (1)	2,309	22,836

Total Energy		225,979

Financials - 24.9%

Asset Management & Custody Banks - 1.4%
Manning & Napier, Inc.	1,108	18,936
Westwood Holdings Group, Inc.	352	20,683

		39,619
Industrial REIT’s - 0.5%
Terreno Realty Corp.	810	15,714
Insurance Brokers - 0.9%
Crawford & Co., Class B	2,544	24,931
Investment Banking & Brokerage - 0.5%
Cowen Group, Inc., Class A (1)	3,613	14,922
Mortgage REIT’s - 1.0%
Apollo Commercial Real Estate Finance, Inc.	871	14,589
Ares Commercial Real Estate Corp.	1,213	15,199

		29,788
Property & Casualty Insurance - 2.6%
Hallmark Financial Services, Inc. (1)	2,138	20,931
HCI Group, Inc.	815	31,598
United Insurance Holdings Corp.	1,314	23,192

		75,721
Regional Banks - 14.9%
Ameris Bancorp (1)	1,254	26,347
Bancorp, Inc. (1)	1,795	28,181
Bank of Marin Bancorp	387	16,742
BNC Bancorp	923	15,654
Bridge Bancorp, Inc.	535	13,166
Cascade Bancorp (1)	1,654	7,180
Center Bancorp, Inc.	681	12,639
Customers Bancorp, Inc. (1)	1,503	28,561
Eagle Bancorp, Inc. (1)	834	26,663
First Busey Corp.	3,080	17,125
German American Bancorp, Inc.	713	19,215
Heritage Financial Corp.	891	14,033
HomeTrust Bancshares, Inc. (1)	1,515	22,937
Independent Bank Corp.	2,302	30,363
Mercantile Bank Corp.	723	15,494
Metro Bancorp, Inc. (1)	1,100	24,035
Monarch Financial Holdings, Inc.	1,007	11,319
Pacific Premier Bancorp, Inc. (1)	1,454	20,530
Pinnacle Financial Partners, Inc.	669	23,094
TowneBank/Portsmouth	1,426	22,246
Trico Bancshares	1,104	25,271
United Community Banks, Inc. (1)	1,242	19,052

		439,847
Reinsurance - 0.8%
Maiden Holdings, Ltd.	1,975	24,174
Thrifts & Mortgage Finance - 2.3%
Heritage Financial Group, Inc.	912	16,689
Security National Financial Corp., Class A (1)	2,053	7,966
Territorial Bancorp, Inc.	928	19,145
WSFS Financial Corp.	362	24,587

		68,387

Total Financials		733,103

Healthcare - 17.4%

Biotechnology - 5.0%
AMAG Pharmaceuticals, Inc. (1)	1,132	20,716
BioSpecifics Technologies Corp. (1)	875	23,607
Chelsea Therapeutics International, Ltd. (1)	2,423	15,822
LipoScience, Inc. (1)	2,852	8,969
MEI Pharma, Inc. (1)	1,492	9,176
Repligen Corp. (1)	1,899	36,537
Retrophin, Inc. (1)	1,432	20,936
SIGA Technologies, Inc. (1)	4,279	11,425

		147,188
Healthcare Distributors - 1.2%
PharMerica Corp. (1)	1,273	34,549
Healthcare Equipment - 3.0%
AngioDynamics, Inc. (1)	1,427	20,449
Cynosure, Inc., Class A (1)	576	12,545
Exactech, Inc. (1)	778	18,120
Fonar Corp. (1)	1,531	19,826
SurModics, Inc. (1)	819	17,535

		88,475
Healthcare Facilities - 0.8%
U.S. Physical Therapy, Inc.	727	24,376
Healthcare Services - 2.2%
AMN Healthcare Services, Inc. (1)	1,946	21,795
RadNet, Inc. (1)	6,843	43,522

		65,317
Healthcare Supplies - 1.7%
Anika Therapeutics, Inc. (1)	677	31,704
Spectranetics Corp. (1)	887	19,017

		50,721
Healthcare Technology - 1.0%
Omnicell, Inc. (1)	1,119	29,687
Life Sciences Tools & Services - 0.7%
Albany Molecular Research, Inc. (1)	1,344	21,222
Pharmaceuticals - 1.8%
Alexza Pharmaceuticals, Inc. (1)	2,801	12,633
Sagent Pharmaceuticals, Inc. (1)	1,142	25,592
Sucampo Pharmaceuticals, Inc., Class A (1)	2,004	14,569

		52,794

Total Healthcare		514,329

Industrials - 13.3%

Air Freight & Logistics - 0.6%
Park-Ohio Holdings Corp.	320	16,858
Building Products - 2.1%
American Woodmark Corp. (1)	648	17,865
Patrick Industries, Inc. (1)	795	30,051
PGT, Inc. (1)	1,693	14,577

		62,493
Commercial Printing - 1.4%
Courier Corp.	1,491	20,248
Multi-Color Corp.	555	19,497

		39,745
Construction Machinery & Heavy Trucks - 1.4%
Alamo Group, Inc.	332	17,211
Wabash National Corp. (1)	1,849	25,313

		42,524
Industrial Machinery - 2.6%
ARC Group Worldwide, Inc. (1)	1,054	13,137

Columbus McKinnon Corp.	1,030	29,005
The Eastern Co.	871	13,492
Xerium Technologies, Inc. (1)	1,504	20,725

		76,359
Office Services & Supplies - 0.7%
ARC Document Solutions, Inc. (1)	3,387	20,999
Research & Consulting Services - 2.2%
Franklin Covey Co. (1)	779	16,943
ICF International, Inc. (1)	736	27,379
RPX Corp. (1)	1,348	21,905

		66,227
Trading Companies & Distributors - 1.0%
Aceto Corp.	1,678	29,248
Trucking - 1.3%
Celadon Group, Inc.	937	21,888
PAM Transportation Services, Inc. (1)	640	16,595

		38,483

Total Industrials		392,936

Information Technology - 15.8%

Application Software - 1.2%
Callidus Software, Inc. (1)	1,763	18,529
Epiq Systems, Inc.	1,507	18,175

		36,704
Biotechnology - 0.3%
Biota Pharmaceuticals, Inc. (1)	3,059	8,229
Communications Equipment - 1.9%
CalAmp Corp. (1)	809	15,452
ClearOne, Inc. (1)	1,567	15,498
ShoreTel, Inc. (1)	3,766	26,211

		57,161
Consulting & Other Services - 1.6%
Lionbridge Technologies, Inc. (1)	2,895	16,299
Virtusa Corp. (1)	906	30,994

		47,293
Data Processing & Outsourced Services - 0.8%
Information Services Group, Inc. (1)	4,762	24,429
Electronic Equipment & Instruments - 1.9%
Iteris, Inc. (1)	7,072	12,376
Mesa Laboratories, Inc.	251	20,085
MOCON, Inc.	849	12,854
NAPCO Security Technologies, Inc. (1)	1,685	10,413

		55,728
Electronic Manufacturing Services - 0.8%
Elecsys Corp. (1)	1,344	16,598
RF Industries, Ltd.	1,469	8,197

		24,795
Internet Software & Services - 3.8%
Brightcove, Inc. (1)	2,243	21,241
Carbonite, Inc. (1)	1,219	13,604
IntraLinks Holdings, Inc. (1)	2,087	18,178
Perficient, Inc. (1)	1,281	22,597
support.com, Inc. (1)	4,912	11,298
XO Group, Inc. (1)	2,129	24,249

		111,167
Semiconductor Equipment - 0.7%
Cascade Microtech, Inc. (1)	1,614	19,320
Semiconductors - 1.5%
MaxLinear, Inc., Class A (1)	2,517	23,811

Silicon Image, Inc. (1)	4,098	21,432

		45,243
Technology Distributors - 0.7%
PC Connection, Inc.	944	19,758
Technology Hardware, Storage & Peripherals - 0.6%
Qumu Corp. (1)	1,150	17,537

Total Information Technology		467,364

Materials - 2.7%

Commodity Chemicals - 0.5%
Arabian American Development Co. (1)	1,467	15,330
Specialty Chemicals - 2.2%
Chase Corp.	584	17,836
Landec Corp. (1)	2,234	26,830
Zep, Inc.	1,100	19,250

		63,916

Total Materials		79,246

Telecommunication Services - 2.1%

Integrated Telecommunication Services - 2.1%
General Communication, Inc., Class A (1)	1,771	20,083
Hawaiian Telcom Holdco, Inc. (1)	725	20,250
Premiere Global Services, Inc. (1)	1,608	20,920

Total Telecommunication Services		61,253

Utilities - 1.7%

Water Utilities - 1.7%
Consolidated Water Co., Ltd.	1,726	17,588
Middlesex Water Co.	930	19,037
York Water Co.	728	14,829

Total Utilities		51,454

Total Common Stocks (identified cost $2,721,899)		2,868,688

Short-Term Investments - 3.4%

Mutual Funds - 3.4%
BMO Prime Money Market Fund, Class I, 0.010% (10)	100,179	100,179

Total Short-Term Investments (identified cost $100,179)		100,179

Total Investments - 100.6% (identified cost $2,822,078)		2,968,867
Other Assets and Liabilities - (0.6)%		(18,040)

Total Net Assets - 100.0%		$2,950,827

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Austria - 0.6%
EVN AG	195	$2,666
Oesterreichische Post AG	121	5,638

		8,304
Bermuda - 2.0%
APT Satellite Holdings, Ltd.	4,000	5,500
Everest Re Group, Ltd.	138	22,083
Labixiaoxin Snacks Group, Ltd.	7,000	677

		28,260
Canada - 10.1%
Artis Real Estate Investment Trust, REIT	258	3,743
BCE, Inc.	377	17,329
Bell Aliant, Inc.	971	25,576
Canadian Tire Corp., Ltd., Class A	51	4,919
Dollarama, Inc.	298	25,139
Enerflex, Ltd.	320	4,819
First Capital Realty, Inc.	256	4,406
Genworth MI Canada, Inc.	664	23,576
High Liner Foods, Inc.	53	2,168
Laurentian Bank of Canada	289	12,652
Medical Facilities Corp.	169	2,815
National Bank of Canada	80	3,357
North West Co., Inc.	202	4,434
Parkland Fuel Corp.	268	5,289

		140,222
China - 0.5%
PetroChina Co., Ltd., Class H	6,000	7,143
Denmark - 0.3%
H Lundbeck A/S	174	4,684
France - 0.4%
Boiron SA	30	2,760
Societe d’Edition de Canal +	305	2,515

		5,275
Germany - 0.8%
Fresenius SE & Co. KGaA	72	10,742
Guernsey - 2.0%
Amdocs, Ltd.	592	28,487
Hong Kong - 3.3%
China Mobile, Ltd.	1,000	9,777
PCCW, Ltd.	34,000	18,507
Power Assets Holdings, Ltd.	1,000	8,693
Vitasoy International Holdings, Ltd.	4,000	5,407
VTech Holdings, Ltd.	300	4,040

		46,424
Israel - 3.0%
Cellcom Israel, Ltd.	380	4,977
Elbit Systems, Ltd.	50	3,125
Ituran Location and Control, Ltd.	150	3,520
Strauss Group, Ltd.	198	3,762
Teva Pharmaceutical Industries, Ltd., ADR	526	26,558

		41,942

Italy - 0.2%
Engineering SpA	49	3,280
Japan - 8.3%
Benesse Holdings, Inc.	500	20,948
Canon Electronics, Inc.	500	8,762
Capcom Co., Ltd.	200	3,381
Duskin Co., Ltd.	500	9,239
Hokuto Corp.	300	5,752
Kato Sangyo Co., Ltd.	200	4,230
Megmilk Snow Brand Co., Ltd.	600	7,733
Morinaga & Co., Ltd./Japan	2,000	4,224
Morinaga Milk Industry Co., Ltd.	3,000	11,493
Nippon Telegraph & Telephone Corp.	300	17,806
Nisshin Oillio Group, Ltd.	2,000	6,916
Noevir Holdings Co., Ltd.	200	3,776
Okinawa Cellular Telephone Co.	100	2,553
Sakata Seed Corp.	400	5,367
Shizuoka Gas Co., Ltd.	300	1,833
TOKAI Holdings Corp.	600	2,181

		116,194
Malaysia - 5.2%
Petronas Chemicals Group Bhd	2,800	5,873
Public Bank Bhd	4,400	29,580
Sime Darby Bhd	3,503	10,412
Telekom Malaysia Bhd	13,000	25,005
Tenaga Nasional Bhd	600	2,252

		73,122
Morocco - 0.4%
Attijariwafa Bank	156	5,948
Netherlands - 0.4%
Amsterdam Commodities NV	150	3,507
Sligro Food Group NV	55	2,432

		5,939
New Zealand - 5.1%
Air New Zealand, Ltd.	11,691	21,741
Ebos Group, Ltd.	460	3,742
Fisher & Paykel Healthcare Corp., Ltd.	6,188	24,171
Infratil, Ltd.	2,658	5,518
Kiwi Income Property Trust, REIT	4,070	4,147
Ryman Healthcare, Ltd.	1,317	9,305
Summerset Group Holdings, Ltd.	612	1,819

		70,443
Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	1,197	4,432
Singapore - 4.4%
CDL Hospitality Trusts, REIT	3,000	4,150
Hutchison Port Holdings Trust, Class U	9,000	6,750
Raffles Medical Group, Ltd.	2,000	5,852
Sembcorp Industries, Ltd.	2,000	8,626
Sheng Siong Group, Ltd.	5,000	2,452
Singapore Airlines, Ltd.	1,000	8,299
Singapore Post, Ltd.	10,000	13,115
Venture Corp., Ltd.	2,000	11,624

		60,868
South Korea - 1.6%
GS Home Shopping, Inc.	28	6,612
KT&G Corp.	194	15,783

		22,395
Switzerland - 2.1%
BKW AG	89	3,081
Metall Zug AG	1	2,937

Novartis AG	197	17,665
Siegfried Holding AG	30	5,377

		29,060
Taiwan - 4.7%
Chunghwa Telecom Co., Ltd.	7,000	22,411
Gigabyte Technology Co., Ltd.	4,000	6,883
Shin Kong Financial Holding Co., Ltd.	7,000	2,222
Shinkong Synthetic Fibers Corp.	17,000	5,868
Taichung Commercial Bank	15,000	5,228
Taiwan Secom Co., Ltd.	2,000	5,163
Tung Ho Steel Enterprise Corp.	3,000	2,546
Wowprime Corp.	1,030	15,045

		65,366
United Kingdom - 6.4%
AstraZeneca PLC	170	12,206
BP PLC	3,259	27,477
Centrica PLC	769	4,326
Greggs PLC	1,132	9,905
Next PLC	161	17,919
Royal Dutch Shell PLC, B Shares	283	11,551
Synergy Health PLC	252	5,356

		88,740
United States - 35.0%
Alliance Data Systems Corp. (1)	46	11,778
American Electric Power Co., Inc.	125	6,669
Ameriprise Financial, Inc.	77	8,671
AmerisourceBergen Corp.	359	26,272
Amsurg Corp. (1)	153	6,928
Atrion Corp.	13	4,100
Avista Corp.	639	20,007
Cal-Maine Foods, Inc.	94	6,557
Cintas Corp.	276	17,145
Cyberonics, Inc. (1)	139	8,451
Dollar General Corp. (1)	32	1,721
Dollar Tree, Inc. (1)	37	1,962
Dr. Pepper Snapple Group, Inc.	489	28,215
Edison International	101	5,569
Entergy Corp.	71	5,355
Exelon Corp.	782	28,801
Forrester Research, Inc.	198	7,488
General Mills, Inc.	409	22,466
Humana, Inc.	226	28,128
ICU Medical, Inc. (1)	60	3,604
Johnson & Johnson	100	10,146
Kohl’s Corp.	70	3,811
Laboratory Corporation of America Holdings (1)	226	23,183
Magellan Health Services, Inc. (1)	368	22,408
McKesson Corp.	151	28,636
Merck & Co., Inc.	462	26,731
Morningstar, Inc.	183	13,019
Navigators Group, Inc. (1)	90	5,608
NetApp, Inc.	254	9,401
Northfield Bancorp, Inc.	773	10,057
PepsiCo, Inc.	277	24,467
PetSmart, Inc.	159	9,138
Pfizer, Inc.	342	10,133
Target Corp.	326	18,504
Wal-Mart Stores, Inc.	297	22,801

		487,930

Total Common Stocks (identified cost $1,241,139)		1,355,200

Preferred Stocks - 0.1%

Japan - 0.1%
Shinkin Central Bank	1	1,858

Total Preferred Stocks (identified cost $1,873)		1,858

Total Investments - 97.2% (identified cost $1,243,012)		1,357,058
Other Assets and Liabilities - 2.8%		39,016

Total Net Assets - 100.0%		$1,396,074

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$3,125	0.2%
Agriculture	26,903	1.9
Airlines	30,040	2.2
Banks	56,764	4.1
Beverages	58,090	4.2
Chemicals	11,251	0.8
Commercial Services	84,780	6.1
Computers	16,284	1.2
Cosmetics/Personal Care	3,776	0.3
Diversified Financial Services	8,671	0.6
Electric	89,963	6.4
Electronics	15,144	1.1
Energy-Alternate Sources	3,081	0.2
Engineering & Construction	8,626	0.6
Food	105,549	7.6
Gas	6,159	0.4
Healthcare-Products	44,068	3.2
Healthcare-Services	116,535	8.4
Holding Companies-Diversified	13,349	1.0
Home Furnishings	8,762	0.6
Insurance	53,490	3.8
Internet	3,280	0.2
Iron/Steel	2,546	0.2
Media	2,515	0.2
Oil & Gas	53,641	3.8
Oil & Gas Services	4,819	0.4
Pharmaceuticals	165,791	11.9
Real Estate	4,406	0.3
Real Estate Investment Trusts	12,040	0.9
Retail	114,977	8.2
Savings & Loans	10,057	0.7
Software	3,381	0.2
Telecommunications	181,966	13.0
Textiles	5,868	0.4
Transportation	25,503	1.8

Total Common Stocks	1,355,200	97.1
Preferred Stocks	1,858	0.1

Total Investments	1,357,058	97.2
Other Assets and Liabilities	39,016	2.8

Total Net Assets	$1,396,074	100.0%

Pyrford Global Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 95.4%

Australia - 8.4%
Brambles, Ltd.	1,956	$17,512
Computershare, Ltd.	1,425	16,882
Newcrest Mining, Ltd.	751	6,807
QBE Insurance Group, Ltd.	869	9,203
Rio Tinto, Ltd.	115	6,347
Telstra Corp., Ltd.	906	4,503
Woodside Petroleum, Ltd.	401	15,737
Woolworths, Ltd.	418	14,600

		91,591
Belgium - 0.9%
Colruyt SA	173	9,694
Canada - 3.7%
Imperial Oil, Ltd.	512	25,211
Metro, Inc.	248	15,317

		40,528
France - 4.5%
Air Liquide SA	74	10,778
Legrand SA	160	10,128
Sanofi	103	11,013
Total SA	239	16,772

		48,691
Germany - 0.9%
SAP AG	127	9,722
Hong Kong - 7.5%
ASM Pacific Technology, Ltd.	1,400	15,683
China Mobile, Ltd.	1,500	14,665
CNOOC, Ltd.	12,000	20,524
Power Assets Holdings, Ltd.	2,000	17,387
VTech Holdings, Ltd.	1,000	13,466

		81,725
Israel - 1.0%
Bezeq Israeli Telecommunication Corp., Ltd.	1,620	2,905
Teva Pharmaceutical Industries, Ltd.	160	8,018

		10,923
Japan - 3.7%
KDDI Corp.	100	5,946
Makita Corp.	100	5,452
Mitsubishi Electric Corp.	1,000	11,601
Nihon Kohden Corp.	100	4,523
Sumitomo Rubber Industries, Ltd.	500	7,412
Toyota Tsusho Corp.	200	5,295

		40,229
Malaysia - 5.8%
Axiata Group Bhd	11,700	25,235
Lafarge Malaysia Bhd	2,100	6,458
Magnum Bhd	5,800	5,578
Malayan Banking Bhd	8,223	25,286

		62,557

Netherlands - 1.5%
Reed Elsevier NV	418	9,359
Unilever NV	170	7,360

		16,719
Norway - 0.8%
Telenor ASA	343	8,130
Singapore - 4.7%
ComfortDelGro Corp., Ltd.	7,000	13,003
Sembcorp Industries, Ltd.	2,000	8,627
Singapore Technologies Engineering, Ltd.	2,000	6,171
United Overseas Bank, Ltd.	1,000	17,994
Venture Corp., Ltd.	1,000	5,812

		51,607
Sweden - 1.9%
Assa Abloy AB, Class B	160	8,079
Atlas Copco AB, A Shares	307	9,001
Svenska Cellulosa AB SCA, B Shares	137	3,812

		20,892
Switzerland - 9.4%
Givaudan SA	3	4,918
Nestle SA	331	25,966
Novartis AG	248	22,238
Panalpina Welttransport Holding AG	34	5,536
Roche Holding AG	80	23,540
Schindler Holding AG	32	4,942
Syngenta AG	12	4,616
Zurich Insurance Group AG (1)	35	10,502

		102,258
Taiwan - 4.3%
Advantech Co., Ltd.	2,000	14,807
Chunghwa Telecom Co., Ltd.	5,000	16,008
MediaTek, Inc.	1,000	16,241

		47,056
United Kingdom - 6.8%
BP PLC	1,320	11,129
British American Tobacco PLC	192	11,588
GlaxoSmithKline PLC	472	12,667
Legal & General Group PLC	2,558	9,870
Royal Dutch Shell PLC, A Shares	303	11,914
SSE PLC	361	9,416
Vodafone Group PLC	2,102	7,381

		73,965
United States - 29.6%
Altria Group, Inc.	526	21,861
Automatic Data Processing, Inc.	203	16,175
C.H. Robinson Worldwide, Inc.	379	22,687
Coach, Inc.	519	21,128
Exxon Mobil Corp.	471	47,350
General Dynamics Corp.	231	27,286
Home Depot, Inc.	318	25,513
Linear Technology Corp.	571	26,357
McDonald’s Corp.	242	24,546
Microsoft Corp.	788	32,261
Philip Morris International, Inc.	362	32,051
T. Rowe Price Group, Inc.	308	25,111

		322,326

Total Common Stocks (identified cost $999,069)		1,038,613

Preferred Stocks - 0.7%

Germany - 0.7%
Fuchs Petrolub AG	79	7,484

Total Preferred Stocks (identified cost $7,676)		7,484

Short-Term Investments - 8.7%

European Time Deposit - 8.7%
State Street Euro Dollar Time Deposit, 0.010%, 6/2/2014	$94,863	94,863

Total Short-Term Investments (identified cost $94,863)		94,863

Total Investments - 104.8% (identified cost $1,101,608)		1,140,960
Other Assets and Liabilities - (4.8)%		(51,777)

Total Net Assets - 100.0%		$1,089,183

Pyrford Global Equity Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$27,286	2.5%
Agriculture	65,499	6.0
Auto Parts & Equipment	7,412	0.7
Banks	43,280	4.0
Building Materials	6,457	0.6
Chemicals	20,313	1.9
Commercial Services	33,687	3.1
Computers	31,689	2.9
Distribution/Wholesale	5,295	0.5
Diversified Financial Services	25,111	2.3
Electric	26,802	2.5
Electrical Components & Equipment	10,128	0.9
Electronics	5,812	0.5
Engineering & Construction	14,797	1.4
Food	72,937	6.7
Forest Products & Paper	3,812	0.3
Hand/Machine Tools	10,394	1.0
Healthcare-Products	4,523	0.4
Holding Companies-Diversified	5,578	0.5
Insurance	29,576	2.7
Machinery-Construction & Mining	20,602	1.9
Media	9,359	0.9
Metal Fabricate/Hardware	8,079	0.7
Mining	13,154	1.2
Oil & Gas	148,636	13.6
Pharmaceuticals	77,476	7.1
Retail	71,188	6.5
Semiconductors	58,282	5.4
Software	41,983	3.9
Telecommunications	98,240	9.0
Transportation	41,226	3.8

Total Common Stocks	1,038,613	95.4
Preferred Stocks	7,484	0.7
European Time Deposit	94,863	8.7

Total Investments	1,140,960	104.8
Other Assets and Liabilities	(51,777)	(4.8)

Total Net Assets	$1,089,183	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 25.1%

Australia - 1.0%
Brambles, Ltd.	11,699	$104,739
Computershare, Ltd.	9,373	111,044
Woodside Petroleum, Ltd.	2,739	107,493

		323,276
Belgium - 0.1%
Colruyt SA	879	49,252
Canada - 0.9%
Imperial Oil, Ltd.	3,887	191,392
Metro, Inc.	1,856	114,633

		306,025
France - 0.7%
Air Liquide SA	350	50,979
Legrand SA	793	50,195
Sanofi	511	54,639
Total SA	1,212	85,052

		240,865
Germany - 0.1%
SAP AG	591	45,244
Hong Kong - 2.8%
ASM Pacific Technology, Ltd.	17,500	196,038
China Mobile, Ltd.	25,500	249,312
CNOOC, Ltd.	168,000	287,333
VTech Holdings, Ltd.	13,600	183,135

		915,818
Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	29,816	53,469
Teva Pharmaceutical Industries, Ltd.	2,918	146,234

		199,703
Japan - 0.9%
KDDI Corp.	1,400	83,244
Makita Corp.	1,900	103,585
Sumitomo Rubber Industries, Ltd.	6,500	96,351

		283,180
Malaysia - 1.4%
Axiata Group Bhd	104,400	225,176
Malayan Banking Bhd	72,963	224,362

		449,538
Netherlands - 0.2%
Reed Elsevier NV	2,040	45,675
Unilever NV	872	37,752

		83,427
Norway - 0.4%
Telenor ASA	6,108	144,784
Singapore - 1.4%
ComfortDelGro Corp., Ltd.	104,000	193,192
Sembcorp Industries, Ltd.	26,000	112,142
United Overseas Bank, Ltd.	9,000	161,947

		467,281

Sweden - 1.0%
Assa Abloy AB, Class B	2,491	125,778
Atlas Copco AB, A Shares	4,556	133,576
Svenska Cellulosa AB SCA, B Shares	2,141	59,572

		318,926
Switzerland - 1.6%
Nestle SA	2,011	157,758
Novartis AG	1,533	137,465
Roche Holding AG	489	143,888
Syngenta AG	87	33,469
Zurich Insurance Group AG (1)	175	52,510

		525,090
Taiwan - 1.0%
Advantech Co., Ltd.	14,600	108,092
Chunghwa Telecom Co., Ltd.	75,000	240,116

		348,208
United Kingdom - 1.1%
BP PLC	5,956	50,217
British American Tobacco PLC	877	52,928
GlaxoSmithKline PLC	2,196	58,932
Legal & General Group PLC	11,786	45,477
Royal Dutch Shell PLC, A Shares	1,612	63,384
SSE PLC	1,918	50,025
Vodafone Group PLC	8,542	29,996

		350,959
United States - 9.9%
Altria Group, Inc.	5,600	232,736
Automatic Data Processing, Inc.	1,940	154,579
C.H. Robinson Worldwide, Inc.	3,814	228,306
Coach, Inc.	3,959	161,171
Exxon Mobil Corp.	4,820	484,555
General Dynamics Corp.	2,724	321,759
Home Depot, Inc.	3,185	255,532
Linear Technology Corp.	5,630	259,881
McDonald’s Corp.	2,554	259,052
Microsoft Corp.	8,600	352,084
Philip Morris International, Inc.	3,700	327,598
T. Rowe Price Group, Inc.	3,156	257,309

		3,294,562

Total Common Stocks (identified cost $6,801,778)		8,346,138

Preferred Stocks - 0.1%

Germany - 0.1%
Fuchs Petrolub AG	406	38,464

Total Preferred Stocks (identified cost $18,374)		38,464

International Bonds - 28.7%

Canada - 11.3%
Canadian Government Bond, 4.000%, 6/1/2016 (11)	$3,841,000	3,748,792
Germany - 8.5%
Bundesobligation, 2.000%, 2/26/2016 (11)	673,100	948,172
Bundesrepublik Deutschland:
3.500%, 1/4/2016 (11)	643,400	924,829
3.750%, 1/4/2015 (11)	702,200	977,909

		2,850,910
United Kingdom - 8.9%
United Kingdom Treasury Bond:
4.750%, 9/7/2015 (11)	644,700	1,138,541

8.000%, 12/7/2015 (11)	973,100	1,816,616

		2,955,157

Total International Bonds (identified cost $9,423,104)		9,554,859

U.S. Government & U.S. Government Agency Obligations - 39.6%

U.S. Treasury Bonds & Notes - 39.6%
1.250%, 8/31/2015	1,281,100	1,298,841
1.375%, 11/30/2015	1,280,800	1,303,164
1.375%, 9/30/2018	2,734,900	2,740,884
3.125%, 10/31/2016	2,537,900	2,695,925
5.125%, 5/15/2016	2,188,300	2,391,786
7.250%, 5/15/2016	2,412,000	2,735,924

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,143,160)		13,166,524

Short-Term Investments - 5.6%

Repurchase Agreement - 5.6%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/30/2014 to be repurchased at $1,845,352 on 6/2/2014, collateralized by a U.S. Government Obligation with a maturity of 1/10/2020, with a market value of $1,884,094 (at amortized cost)	1,845,352	1,845,352

Total Short-Term Investments (identified cost $1,845,352)		1,845,352

Total Investments - 99.1% (identified cost $31,231,768)		32,951,337
Other Assets and Liabilities - 0.9%		283,950

Total Net Assets - 100.0%		$33,235,287

Pyrford Global Strategic Return Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$321,759	1.0%
Agriculture	613,262	1.8
Auto Parts & Equipment	96,351	0.3
Banks	386,309	1.2
Chemicals	84,447	0.3
Commercial Services	259,319	0.8
Computers	219,136	0.7
Diversified Financial Services	257,309	0.8
Electric	50,025	0.1
Electrical Components & Equipment	50,195	0.1
Engineering & Construction	112,142	0.3
Food	359,396	1.1
Forest Products & Paper	59,572	0.2
Hand/Machine Tools	103,585	0.3
Insurance	97,987	0.3
Machinery-Construction & Mining	133,576	0.4
Media	45,675	0.1
Metal Fabricate/Hardware	125,778	0.4
Oil & Gas	1,269,426	3.8
Pharmaceuticals	541,157	1.6
Retail	675,756	2.0
Semiconductors	455,919	1.4
Software	397,328	1.2
Telecommunications	1,209,232	3.6
Transportation	421,497	1.3

Total Common Stocks	8,346,138	25.1
Preferred Stocks	38,464	0.1
International Bonds	9,554,859	28.7
U.S. Government & U.S. Government Agency Obligations	13,166,524	39.6
Repurchase Agreement	1,845,352	5.6

Total Investments	32,951,337	99.1
Other Assets and Liabilities	283,950	0.9

Total Net Assets	$33,235,287	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Shares	Value
Common Stocks - 95.6%

Australia - 9.9%
Brambles, Ltd.	709,737	$6,354,170
Computershare, Ltd.	495,638	5,871,909
Newcrest Mining, Ltd.	245,479	2,225,152
QBE Insurance Group, Ltd.	284,474	3,012,806
Rio Tinto, Ltd.	43,108	2,379,024
Telstra Corp., Ltd.	333,697	1,658,364
Woodside Petroleum, Ltd.	141,539	5,554,769
Woolworths, Ltd.	138,404	4,834,076

		31,890,270
Belgium - 2.5%
Belgacom SA	100,996	3,346,135
Colruyt SA	85,900	4,813,173

		8,159,308
Finland - 0.9%
Kone OYJ, Class B	73,437	3,023,190
France - 7.6%
Air Liquide SA	40,506	5,899,803
Legrand SA	63,163	3,998,083
Rubis SCA	33,440	2,298,788
Sanofi	52,688	5,633,690
Total SA	95,081	6,672,306

		24,502,670
Germany - 5.6%
Adidas AG	29,222	3,136,527
Brenntag AG	13,023	2,432,953
Deutsche Post AG	85,219	3,160,884
SAP AG	59,344	4,543,050
Symrise AG	46,558	2,523,707
Wincor Nixdorf AG	33,224	2,160,979

		17,958,100
Hong Kong - 7.5%
ASM Pacific Technology, Ltd.	377,100	4,224,345
China Mobile, Ltd.	551,000	5,387,085
CNOOC, Ltd.	3,373,000	5,768,898
Power Assets Holdings, Ltd.	532,500	4,629,270
VTech Holdings, Ltd.	320,100	4,310,416

		24,320,014
Ireland - 0.9%
CRH PLC	107,677	2,947,340
Israel - 1.3%
Bezeq Israeli Telecommunication Corp., Ltd.	613,434	1,100,069
Teva Pharmaceutical Industries, Ltd.	58,966	2,955,047

		4,055,116
Japan - 9.3%
KDDI Corp.	96,800	5,755,701
Makita Corp.	67,800	3,696,365
Mitsubishi Electric Corp.	450,000	5,220,531
Nihon Kohden Corp.	92,400	4,179,784
Sumitomo Rubber Industries, Ltd.	403,200	5,976,707

Toyota Tsusho Corp.	192,300	5,090,850

		29,919,938
Malaysia - 4.9%
Axiata Group Bhd	2,933,800	6,327,804
Lafarge Malaysia Bhd	544,900	1,675,572
Magnum Bhd	1,625,800	1,563,561
Malayan Banking Bhd	2,061,362	6,338,704

		15,905,641
Netherlands - 4.1%
Koninklijke Vopak NV	82,309	4,193,457
Reed Elsevier NV	227,950	5,103,741
Unilever NV	92,352	3,998,254

		13,295,452
Norway - 1.0%
Telenor ASA	136,222	3,229,003
Singapore - 4.8%
ComfortDelGro Corp., Ltd.	2,339,000	4,344,949
Sembcorp Industries, Ltd.	634,000	2,734,545
Singapore Technologies Engineering, Ltd.	721,000	2,224,564
United Overseas Bank, Ltd.	211,000	3,796,755
Venture Corp., Ltd.	420,000	2,441,043

		15,541,856
Sweden - 3.3%
Assa Abloy AB, Class B	82,574	4,169,419
Atlas Copco AB, A Shares	146,301	4,289,339
Svenska Cellulosa AB SCA, B Shares	77,208	2,148,256

		10,607,014
Switzerland - 12.7%
Givaudan SA	1,243	2,037,660
Nestle SA	127,059	9,967,498
Novartis AG	95,950	8,603,892
Panalpina Welttransport Holding AG	15,724	2,560,089
Roche Holding AG	31,623	9,305,037
Schindler Holding AG	13,317	2,056,662
Syngenta AG	5,131	1,973,902
Zurich Insurance Group AG (1)	14,459	4,338,507

		40,843,247
Taiwan - 2.9%
Advantech Co., Ltd.	390,400	2,890,357
Chunghwa Telecom Co., Ltd.	1,016,000	3,252,772
MediaTek, Inc.	194,000	3,150,790

		9,293,919
United Kingdom - 16.4%
BP PLC	490,924	4,139,117
British American Tobacco PLC	68,841	4,154,660
British Sky Broadcasting Group PLC	223,824	3,310,906
GlaxoSmithKline PLC	185,178	4,969,426
Legal & General Group PLC	1,237,214	4,773,925
National Grid PLC	289,110	4,312,992
Royal Dutch Shell PLC, A Shares	170,086	6,687,792
Royal Dutch Shell PLC, B Shares	122,046	4,981,361
SSE PLC	160,473	4,185,401
Tesco PLC	735,089	3,740,207
United Utilities Group PLC	276,401	4,021,470
Vodafone Group PLC	1,028,446	3,611,528

		52,888,785

Total Common Stocks (identified cost $261,276,947)		308,380,863

Preferred Stocks - 0.9%

Germany - 0.9%
Fuchs Petrolub AG	31,907	3,022,835

Total Preferred Stocks (identified cost $1,870,407)		3,022,835

Short-Term Investments - 3.3%

Repurchase Agreement - 3.3%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/30/2014, to be repurchased at $10,504,017 on 6/2/2014, collateralized by a U.S. Government Obligation with a maturity of 1/10/2020, with a market value of $10,717,313 (at amortized cost)	$10,504,017	10,504,017

Total Short-Term Investments (identified cost $10,504,017)		10,504,017

Total Investments - 99.8% (identified cost $273,651,371)		321,907,715
Other Assets and Liabilities - 0.2%		710,855

Total Net Assets - 100.0%		$322,618,570

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$4,154,660	1.3%
Apparel	3,136,527	1.0
Auto Parts & Equipment	5,976,707	1.9
Banks	10,135,459	3.1
Building Materials	4,622,912	1.4
Chemicals	14,868,025	4.6
Commercial Services	6,354,170	2.0
Computers	10,923,245	3.4
Distribution/Wholesale	5,090,850	1.6
Electric	8,814,671	2.7
Electrical Components & Equipment	3,998,083	1.2
Electronics	2,441,043	0.8
Engineering & Construction	4,959,109	1.5
Food	27,353,209	8.5
Forest Products & Paper	2,148,256	0.7
Gas	6,611,779	2.0
Hand/Machine Tools	5,753,028	1.8
Healthcare-Products	4,179,784	1.3
Holding Companies-Diversified	1,563,561	0.5
Insurance	12,125,239	3.8
Machinery-Construction & Mining	9,509,869	2.9
Machinery-Diversified	3,023,190	0.9
Media	8,414,647	2.6
Metal Fabricate/Hardware	4,169,419	1.3
Mining	4,604,176	1.4
Oil & Gas	33,804,243	10.5
Pharmaceuticals	31,467,091	9.8
Semiconductors	7,375,135	2.3
Software	4,543,050	1.4
Telecommunications	37,978,877	11.8
Transportation	14,259,379	4.4
Water	4,021,470	1.2

Total Common Stocks	308,380,863	95.6
Preferred Stocks	3,022,835	0.9
Repurchase Agreement	10,504,017	3.3

Total Investments	321,907,715	99.8
Other Assets and Liabilities	710,855	0.2

Total Net Assets	$322,618,570	100.0%

Global Natural Resources Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 101.3%

Australia - 3.4%
BHP Billiton, Ltd., ADR	537	$36,452
Bermuda - 1.6%
Bunge, Ltd.	217	16,863
Brazil - 0.7%
BRF SA, ADR	352	7,596
Canada - 38.6%
Agrium, Inc.	92	8,270
Athabasca Oil Corp. (1)	2,052	14,288
Bankers Petroleum, Ltd. (1)	3,283	19,711
Bellatrix Exploration, Ltd. (1)	4,158	36,430
Birchcliff Energy, Ltd. (1)	494	6,128
Canadian Natural Resources, Ltd.	475	19,332
Canyon Services Group, Inc.	1,302	19,585
Crew Energy, Inc. (1)	1,619	15,573
Encana Corp.	800	18,648
First Quantum Minerals, Ltd.	1,321	27,863
Franco-Nevada Corp.	119	5,521
HudBay Minerals, Inc.	2,840	25,040
Imperial Metals Corp. (1)	1,217	16,970
Keyera Corp.	200	13,544
MEG Energy Corp. (1)	1,127	39,330
Platinum Group Metals, Ltd. (1)	5,459	5,790
Potash Corp. of Saskatchewan, Inc.	753	27,327
Precision Drilling Corp.	1,794	23,250
Pretium Resources, Inc. (1)	417	2,669
ShawCor, Ltd.	250	12,676
Silver Wheaton Corp.	243	4,991
Suncor Energy, Inc.	441	16,992
Torex Gold Resources, Inc. (1)	2,414	2,716
Trican Well Service, Ltd.	1,196	18,332
Trilogy Energy Corp.	399	10,528

		411,504
Finland - 0.7%
Outokumpu OYJ (1)	22,500	7,922
France - 0.8%
Total SA	118	8,281
Israel - 1.0%
Evogene, Ltd. (1)	649	11,149
Jersey - 1.6%
Glencore Xstrata PLC	3,062	16,596
Mexico - 1.1%
Grupo Mexico SAB de C.V.	3,700	12,174
Netherlands - 1.4%
Core Laboratories	38	6,074
Schlumberger, Ltd.	80	8,323

		14,397
Norway - 1.4%
Marine Harvest ASA	1,210	14,533

Switzerland - 0.8%
Weatherford International, Ltd./Switzerland (1)	397	8,611
United Kingdom - 2.1%
Johnson Matthey PLC	103	5,546
Rio Tinto PLC	325	16,653

		22,199
United States - 46.1%
Abraxas Petroleum Corp. (1)	2,640	13,253
Andersons, Inc.	294	14,976
Apache Corp.	184	17,152
Balchem Corp.	383	21,119
C&J Energy Services, Inc. (1)	374	11,448
Cabot Oil & Gas Corp.	297	10,763
Cameron International Corp. (1)	130	8,314
CF Industries Holdings, Inc.	79	19,221
Concho Resources, Inc. (1)	139	18,320
Continental Resources, Inc. (1)	70	9,825
E.I. du Pont de Nemours & Co.	386	26,754
EQT Corp.	105	11,222
Geospace Technologies Corp. (1)	271	13,745
Halliburton Co.	350	22,624
Kirby Corp. (1)	100	11,055
Landec Corp. (1)	713	8,563
Lindsay Corp.	64	5,395
Monsanto Co.	490	59,706
Pioneer Natural Resources Co.	54	11,349
Raven Industries, Inc.	407	12,759
Royal Gold, Inc.	269	16,872
S&W Seed Co. (1)	2,086	13,934
Sanderson Farms, Inc.	125	11,564
Southern Copper Corp.	501	14,890
Stillwater Mining Co. (1)	1,290	21,685
Tyson Foods, Inc., Class A	558	23,693
Valero Energy Corp.	893	50,053
Zoetis, Inc.	357	10,960

		491,214

Total Common Stocks (identified cost $1,008,206)		1,079,491

Short-Term Investments - 2.8%

European Time Deposit - 2.8%
State Street Euro Dollar Time Deposit, 0.010%, 6/2/2014	$29,698	29,698

Total Short-Term Investments (identified cost $29,698)		29,698

Total Investments - 104.1% (identified cost $1,037,904)		1,109,189
Other Assets and Liabilities - (4.1)%		(43,453)

Total Net Assets - 100.0%		$1,065,736

Global Natural Resources Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$45,774	4.3%
Biotechnology	11,149	1.0
Chemicals	176,506	16.6
Food	57,386	5.4
Gas	13,544	1.3
Iron/Steel	7,922	0.7
Machinery-Diversified	5,395	0.5
Mining	226,881	21.3
Miscellaneous Manufacturing	12,759	1.2
Oil & Gas	370,428	34.8
Oil & Gas Services	129,732	12.2
Pharmaceuticals	10,960	1.0
Transportation	11,055	1.0

Total Common Stocks	1,079,491	101.3
European Time Deposit	29,698	2.8

Total Investments	1,109,189	104.1
Other Assets and Liabilities	(43,453)	(4.1)

Total Net Assets	$1,065,736	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares, Warrants or Principal Amount	Value
Common Stocks - 93.5%

Bermuda - 5.3%
Credicorp, Ltd.	24,000	$3,750,000
Giordano International, Ltd.	3,636,000	2,030,696
Jardine Matheson Holdings, Ltd.	52,800	3,247,200

		9,027,896
Brazil - 1.5%
CCR SA	317,800	2,492,410
Cayman Islands - 3.3%
Sands China, Ltd.	551,600	4,023,369
Want Want China Holdings, Ltd.	1,118,000	1,551,626

		5,574,995
Chile - 1.4%
Aguas Andinas SA, Class A	3,753,810	2,442,463
Egypt - 1.4%
Commercial International Bank Egypt SAE GDR	493,501	2,368,805
Hong Kong - 3.2%
SJM Holdings, Ltd.	1,902,000	5,433,970
India - 20.2%
Bata India, Ltd.	131,759	2,588,800
Emami, Ltd.	483,398	3,812,210
ITC, Ltd.	1,434,370	8,292,110
Mahindra & Mahindra, Ltd.	154,920	3,232,765
Nestle India, Ltd.	42,410	3,516,104
Tata Consultancy Services, Ltd.	51,700	1,876,520
Titan Co., Ltd.	602,522	3,170,149
Yes Bank, Ltd.	789,410	7,588,169

		34,076,827
Indonesia - 6.4%
Bank Mandiri Persero Tbk PT	5,841,104	5,090,641
Kalbe Farma Tbk PT	21,965,300	2,897,350
Unilever Indonesia Tbk PT	1,124,200	2,804,482

		10,792,473
Malaysia - 2.1%
Public Bank Bhd	519,100	3,489,748
Mexico - 10.4%
Bolsa Mexicana de Valores SAB de C.V.	1,723,761	3,595,945
Grupo Financiero Banorte SAB de C.V., Class O	666,500	4,867,397
Grupo Herdez SAB de C.V.	1,015,546	3,131,988
Wal-Mart de Mexico SAB de C.V.	2,327,314	5,921,241

		17,516,571
Philippines - 10.1%
Metropolitan Bank & Trust Co.	2,408,394	4,596,067
Philippine Long Distance Telephone Co.	75,955	4,895,283
Universal Robina Corp.	2,238,450	7,622,650

		17,114,000
Russia - 1.4%
Sberbank of Russia	994,530	2,417,892
Singapore - 4.6%
Jardine Cycle & Carriage, Ltd.	149,000	5,176,927

Parkson Retail Asia, Ltd.	3,596,000	2,580,244

		7,757,171
South Africa - 7.7%
Cashbuild, Ltd.	178,067	2,338,659
Clicks Group, Ltd.	275,289	1,653,001
Discovery, Ltd.	497,300	4,299,403
Life Healthcare Group Holdings, Ltd.	1,192,840	4,682,975

		12,974,038
South Korea - 2.3%
KT&G Corp.	47,710	3,881,523
Taiwan - 1.8%
President Chain Store Corp.	111,000	918,044
St. Shine Optical Co., Ltd.	83,000	2,073,235

		2,991,279
Thailand - 6.9%
Advanced Info Service PCL	792,200	5,791,289
Bangkok Bank PCL	852,426	4,803,497
Kasikornbank PCL	199,269	1,135,038

		11,729,824
Turkey - 3.0%
BIM Birlesik Magazalar AS	232,273	5,099,729
Vietnam - 0.5%
Viet Nam Dairy Products JSC	148,000	860,404

Total Common Stocks (identified cost $142,065,309)		158,042,018

Preferred Stocks - 3.3%

Brazil - 1.7%
Cia Energetica de Minas Gerais	415,779	2,891,503
Chile - 1.6%
Coca-Cola Embonor SA	1,310,775	2,612,294

Total Preferred Stocks (identified cost $6,596,992)		5,503,797

Warrants - 1.7%

United States - 1.7%
Citigroup Global Markets Holding, Exercise Price: $4.53, 1/20/2015 (1)	501,255	2,922,818

Total Warrants (identified cost $3,447,951)		2,922,818

Short-Term Investments - 1.3%

Repurchase Agreement - 1.3%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/30/2014, to be repurchased at $2,210,994 on 6/2/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 1/10/2020, with a market value of $2,256,019 (at amortized cost)	$2,210,994	2,210,994

Total Short-Term Investments (identified cost $2,210,994)		2,210,994

Total Investments - 99.8% (identified cost $154,321,246)		168,679,627
Other Assets and Liabilities - 0.2%		421,582

Total Net Assets - 100.0%		$169,101,209

Lloyd George Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$12,173,634	7.2%
Apparel	2,588,800	1.5
Auto Manufacturers	3,232,765	1.9
Banks	40,107,253	23.7
Commercial Services	2,492,410	1.5
Computers	1,876,520	1.1
Distribution/Wholesale	5,176,927	3.1
Diversified Financial Services	3,595,945	2.1
Food	21,782,501	12.9
Healthcare-Products	2,073,236	1.2
Healthcare-Services	4,682,975	2.8
Holding Companies-Diversified	3,247,200	1.9
Household Products/Wares	2,804,482	1.7
Insurance	4,299,403	2.5
Lodging	9,457,340	5.6
Pharmaceuticals	6,709,560	4.0
Retail	18,612,033	11.0
Telecommunications	10,686,571	6.3
Water	2,442,463	1.5

Total Common Stocks	158,042,018	93.5
Preferred Stocks	5,503,797	3.3
Warrants	2,922,818	1.7
Repurchase Agreement	2,210,994	1.3

Total Investments	168,679,627	99.8
Other Assets and Liabilities	421,582	0.2

Total Net Assets	$169,101,209	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Principal Amount	Value
Corporate Bonds & Notes - 76.8%

Bahrain - 2.6%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	$200,000	$200,162
Brazil - 5.3%
Banco Bradesco SA/Cayman Islands, 5.900%, 1/16/2021 (5) (6)	100,000	106,375
JBS SA, 10.500%, 8/4/2016 (5) (6)	100,000	116,000
Samarco Mineracao SA, 4.125%, 11/1/2022 (5) (6)	200,000	190,500

		412,875
British Virgin Islands - 2.6%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (5) (6)	200,000	204,933
Canada - 3.8%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5) (6)	125,000	123,750
PTTEP Canada International Finance, Ltd., 5.692%, 4/5/2021 (5) (6)	150,000	167,141

		290,891
Cayman Islands - 2.8%
Marfrig Overseas, Ltd., 9.500%, 5/4/2020 (5) (6)	100,000	108,600
Petrobras International Finance Co., 6.875%, 1/20/2040	100,000	106,000

		214,600
Chile - 2.7%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (5) (6)	200,000	211,501
Colombia - 4.8%
Bancolombia SA, 6.125%, 7/26/2020	150,000	163,688
Ecopetrol SA, 5.875%, 5/28/2045	200,000	207,000

		370,688
Costa Rica - 2.6%
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	200,000	203,750
Indonesia - 2.6%
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (5) (6)	200,000	201,750
Ireland - 2.0%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (5) (6)	150,000	151,313
Kazakstan - 5.1%
Eurasian Development Bank, 4.767%, 9/20/2022 (5) (6)	200,000	198,462
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (5) (6)	200,000	198,404

		396,866
Luxembourg - 2.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (5) (6)	200,000	204,500
Mexico - 16.5%
Alfa SAB de C.V., 6.875%, 3/25/2044 (5) (6)	200,000	220,000
America Movil SAB de C.V., 6.450%, 12/5/2022 (11)	2,000,000	153,848
Comision Federal de Electricidad, 4.875%, 1/15/2024 (5) (6)	200,000	212,500
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (5) (6)	200,000	199,000
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (5) (6)	200,000	214,000
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	150,000	160,500
Petroleos Mexicanos, 6.375%, 1/23/2045 (5) (6)	100,000	115,375

		1,275,223
Morocco - 2.7%
OCP SA, 6.875%, 4/25/2044 (5) (6)	200,000	210,000
Netherlands - 5.0%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (5) (6)	150,000	163,312

Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	200,000	225,540

		388,852
Peru - 2.7%
Corp Financiera de Desarrollo SA, 4.750%, 2/8/2022 (5) (6)	200,000	208,750
Turkey - 5.5%
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (5) (6)	200,000	202,008
Turkiye Is Bankasi, 7.850%, 12/10/2023 (5) (6)	200,000	222,500

		424,508
United States - 4.9%
Braskem America Finance Co., 7.125%, 7/22/2041 (5) (6)	200,000	205,500
Southern Copper Corp., 7.500%, 7/27/2035	150,000	176,190

		381,690

Total Corporate Bonds & Notes (identified cost $5,594,865)		5,952,852

International Bonds - 16.7%

Armenia - 2.0%
Republic of Armenia, 6.000%, 9/30/2020 (5) (6)	150,000	159,374
Azerbaijan - 2.7%
Republic of Azerbaijan International Bond, 4.750%, 3/18/2024 (5) (6)	200,000	209,240
Colombia - 0.9%
Colombia Government International Bond, 8.125%, 5/21/2024	50,000	68,000
Croatia - 2.0%
Croatia Government International Bond, 5.500%, 4/4/2023 (5) (6)	150,000	157,125
Hungary - 3.1%
Hungary Government International Bond:
4.000%, 3/25/2019	150,000	153,412
5.750%, 11/22/2023	80,000	87,800

		241,212
Indonesia - 2.9%
Perusahaan Penerbit SBSN Indonesia, 6.125%, 3/15/2019 (5) (6)	200,000	224,250
Turkey - 3.1%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/2018 (5) (6)	225,000	237,375

Total International Bonds (identified cost $1,212,899)		1,296,576

Total Investments - 93.5% (identified cost $6,807,764)		7,249,428
Other Assets and Liabilities - 6.5%		503,231

Total Net Assets - 100.0%		$7,752,659

TCH Emerging Markets Bond Fund

Industry Allocation

As of May 31, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$898,321	11.6%
Chemicals	790,000	10.2
Diversified Financial Services	564,995	7.3
Electric	212,500	2.7
Engineering & Construction	199,000	2.6
Food	224,600	2.9
Gas	201,750	2.6
Holding Companies-Diversified	220,000	2.8
Iron/Steel	190,500	2.4
Mining	176,190	2.3
Multi-National	198,462	2.6
Oil & Gas	1,122,170	14.5
Telecommunications	517,323	6.7
Transportation	437,041	5.6

Total Corporate Bonds & Notes	5,952,852	76.8
International Bonds	1,296,576	16.7

Total Investments	7,249,428	93.5
Other Assets and Liabilities	503,231	6.5

Total Net Assets	$7,752,659	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 95.9%

Alabama - 1.5%
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	$1,405,000	$1,525,338
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	503,715
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	360,000	378,180
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	5,750,000	5,750,000
Health Care Authority for Baptist Health, AGC, 0.420%, 11/15/2037, Call 6/6/2014 (3) (14)	1,525,000	1,525,000

		9,682,233
Arizona - 3.4%
Arizona Health Facilities Authority:
1.910%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,208,985
1.910%, 2/5/2020, Call 8/9/2019 (3)	750,000	750,000
2.000%, 2/1/2015	1,000,000	1,009,120
3.000%, 2/1/2016	1,500,000	1,561,590
4.000%, 7/1/2015	140,000	145,386
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,130,000
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	100,905
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	225,000	233,192
County of Cochise, AMBAC, 4.500%, 8/1/2016, Call 6/30/2014	600,000	601,512
Glendale Industrial Development Authority, 4.000%, 12/1/2014	1,815,000	1,845,710
Maricopa County Industrial Development Authority, 2.000%, 1/1/2016	310,000	315,419
Maricopa County Pollution Control Corp.:
0.300%, 5/1/2029, Call 6/2/2014 (3)	5,000,000	5,000,000
1.750%, 5/30/2018 (3)	500,000	501,730
Pima County Industrial Development Authority:
3.000%, 7/1/2014	135,000	135,073
4.000%, 7/1/2016	305,000	309,794
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,002,140
Scottsdale Industrial Development Authority, FSA, 0.620%, 9/1/2045, Call 6/3/2014 (3) (14)	3,975,000	3,975,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	100,331

		21,925,887
Arkansas - 0.6%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	205,152
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	1,110,000	1,112,231
City of Fort Smith:
1.000%, 5/1/2029, Call 5/1/2024	430,000	430,916
2.375%, 5/1/2027, Call 5/1/2022	450,000	451,548
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	895,000	895,045
City of North Little Rock, 2.625%, 5/1/2016	350,000	356,513
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	450,000

		3,901,405
California - 8.2%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	106,453
Bay Area Toll Authority, 1.160%, 4/1/2024, Call 10/1/2023 (3)	1,750,000	1,759,957
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	251,630
California Health Facilities Financing Authority, NATL-RE, 0.000%, 7/1/2022, Call 6/2/2014 (3) (14)	1,500,000	1,430,625
California Housing Finance Agency, 0.850%, 8/1/2016	1,500,000	1,502,880
California Infrastructure & Economic Development Bank, AMBAC:
0.300%, 10/1/2017, Call 6/3/2014 (3) (14)	1,175,000	1,125,997
0.300%, 10/1/2018, Call 6/5/2014 (3) (14)	1,525,000	1,433,765
California Municipal Finance Authority, 1.125%, 2/1/2017 (3)	1,500,000	1,506,870
California Statewide Communities Development Authority:
0.560%, 9/6/2035, Call 6/2/2014 (3) (5) (6)	1,000,000	1,000,000
3.500%, 11/1/2018	1,000,000	1,021,730

California Statewide Communities Development Authority, AGM:
2.000%, 10/1/2015	190,000	192,367
2.000%, 10/1/2016	120,000	122,472
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,377,496
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	215,000
0.000%, 8/1/2026, Call 8/1/2016	175,000	105,056
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/30/2014	525,000	526,822
City of Lodi, NATL-RE:
4.500%, 10/1/2016, Call 10/1/2014	175,000	177,501
5.500%, 10/1/2017, Call 10/1/2014	175,000	178,069
City of Yucaipa:
3.000%, 9/1/2014	425,000	426,275
3.000%, 9/1/2015	345,000	349,206
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	250,000	243,680
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	985,000
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	150,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	99,652
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	176,090
Kaweah Delta Health Care District:
4.000%, 6/1/2014	280,000	280,000
4.000%, 6/1/2015	125,000	128,691
4.000%, 6/1/2016	490,000	516,921
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	116,060
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	50,321
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.340%, 7/1/2027 (3) (14)	225,000	208,948
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	106,928
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	41,320
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	1,275,000	1,127,954
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	291,351
Northern California Gas Authority No. 1, 0.786%, 7/1/2019 (3)	7,000,000	6,812,750
Oak Valley Hospital District, NATL-RE FGIC, 5.000%, 7/1/2014	225,000	225,844
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	391,338
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	642,253
Puttable Floating Option Tax-Exempt Receipts:
0.380%, 2/1/2025 (3) (5) (6)	1,940,000	1,940,000
0.490%, 8/1/2030, Call 6/30/2014 (3) (5) (6)	5,060,000	5,060,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.340%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 6/30/2014	220,000	220,345
Richland School District, AGM, 0.000%, 8/1/2015	210,000	207,587
Roseville Joint Union High School District, 0.000%, 8/1/2014	415,000	414,892
Salida Area Public Facilities Financing Agency:
3.000%, 9/1/2014	460,000	461,582
3.000%, 9/1/2015	715,000	729,379
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	80,000	80,620
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	99,826
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 6/30/2014	125,000	125,333
Santa Ana Financing Authority, NATL-RE, 4.000%, 7/1/2014	250,000	250,390
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	757,575
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	102,631
Southern California Public Power Authority, 5.000%, 11/1/2014	1,000,000	1,016,080
Southern Mono Health Care District, 2.000%, 8/1/2014	400,000	400,984
State of California, 0.936%, 12/3/2018, Call 6/1/2018 (3)	950,000	960,868
State of California, FSA, 0.390%, 8/1/2027 (3) (5) (6)	7,480,000	7,480,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	442,169
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	435,232
Turlock Unified School District, BAM, 2.000%, 6/1/2014	430,000	430,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2014 (3)	2,000,000	2,000,340
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	267,343

		53,788,448
Colorado - 4.3%
Auraria Higher Education Center:
6.000%, 5/1/2015	140,000	146,573
6.000%, 5/1/2016	149,000	162,303
6.000%, 5/1/2017	159,000	178,800

City & County of Denver, AGC:
0.200%, 11/15/2025, Call 6/2/2014 (3) (14)	850,000	850,000
0.280%, 11/15/2025, Call 6/2/2014 (3)	955,000	955,000
0.330%, 11/15/2025, Call 6/3/2014 (3) (14)	1,000,000	1,000,000
0.370%, 11/15/2025, Call 6/4/2014 (3) (14)	375,000	375,000
City of Burlington Co., 2.000%, 11/1/2015	80,000	81,161
Colorado Educational & Cultural Facilities Authority:
2.000%, 7/15/2015	215,000	215,140
3.000%, 6/1/2016	255,000	259,654
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	300,000
Colorado Educational & Cultural Facilities Authority, XLCA:
5.000%, 6/15/2014	165,000	165,206
5.250%, 6/1/2024, Call 6/30/2014	700,000	701,309
Colorado Health Facilities Authority:
3.000%, 12/1/2014	425,000	428,234
3.000%, 12/1/2014	140,000	141,501
4.000%, 2/1/2017	310,000	328,532
4.000%, 2/1/2018	175,000	187,540
5.000%, 11/15/2014	330,000	337,138
5.000%, 9/1/2020, Call 9/1/2015	670,000	693,919
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	252,681
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	535,642
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	187,166
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	177,254
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	220,368
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,906,183
E-470 Public Highway Authority, 1.240%, 8/31/2017, Call 3/1/2017 (3)	4,600,000	4,601,196
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	108,790
Goldsmith Metropolitan District, 1.300%, 12/1/2034, Call 6/2/2014 (3)	4,960,000	4,960,000
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	104,961
Puttable Floating Option Tax-Exempt Receipts, 0.410%, 12/1/2028 (3)	7,100,000	7,100,000
Rangely Hospital District, 5.000%, 11/1/2016	330,000	356,235

		28,017,486
Connecticut - 1.2%
City of West Haven, 4.000%, 8/1/2014	100,000	100,577
Connecticut Housing Finance Authority, GO, 0.800%, 6/19/2014 (3)	95,000	95,028
JPMorgan Chase Putters/Drivers Trust, 0.270%, 6/27/2014 (3) (5) (6)	4,995,000	4,995,000
State of Connecticut, 0.360%, 1/1/2017, Call 6/2/2014 (3)	2,500,000	2,500,000

		7,690,605
District of Columbia - 0.9%
District of Columbia, AGC, 0.310%, 7/15/2017 (3) (5) (6)	5,310,000	5,310,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	539,429

		5,849,429
Florida - 6.3%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	133,548
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	180,273
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	25,913
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	200,000
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	100,000	103,479
City of Atlantic Beach, 2.000%, 11/15/2014	200,000	200,086
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,162,900
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	99,747
City of Melbourne, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	118,034
City of Port St. Lucie, 1.500%, 7/1/2015	475,000	481,265
City of Port St. Lucie Utility System Revenue, 4.000%, 9/1/2016	100,000	107,257
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	304,725
City of Tampa, 3.000%, 9/1/2016	800,000	840,664
City of Tampa, NATL-RE, 5.500%, 11/15/2014	160,000	163,840
County of Bay, 3.500%, 9/1/2016	230,000	226,725
County of Citrus, XLCA, 0.301%, 1/1/2018 (3) (14)	2,225,000	2,132,151
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	224,251
County of Madison, 2.000%, 11/1/2014, Call 6/30/2014	10,000,000	10,004,200
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	157,478

Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	58,845
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	249,706
Florida Higher Educational Facilities Financial Authority:
4.000%, 4/1/2015	150,000	154,152
4.000%, 4/1/2016	100,000	105,560
Florida Municipal Loan Council, NATL-RE, 5.000%, 10/1/2015	250,000	262,957
Florida Municipal Power Agency, AMBAC:
0.105%, 10/1/2021 (3) (14)	325,000	298,273
0.140%, 10/1/2021, Call 6/5/2014 (3) (14)	250,000	229,440
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016	750,000	828,840
Hillsborough County Industrial Development Authority, 4.000%, 10/1/2015	750,000	783,187
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	204,166
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	773,580
Miami-Dade County Expressway Authority, 0.620%, 7/10/2014, Call 6/2/2014 (3) (5) (6)	5,000,000	5,000,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	151,271
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	213,558
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	307,665
Orlando Community Redevelopment Agency:
5.000%, 4/1/2015	1,835,000	1,867,168
5.000%, 4/1/2015	500,000	514,620
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 6/30/2014	1,000,000	1,002,600
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	104,112
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	401,216
Tradition Community Development District No. 1, AGM:
2.000%, 5/1/2015	1,000,000	1,012,300
2.000%, 5/1/2016	1,500,000	1,532,010
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	100,872

		41,022,634
Georgia - 3.0%
City of Atlanta, 1.601%, 11/1/2018, Call 5/1/2018 (3)	2,750,000	2,822,710
City of Atlanta, FSA, 0.360%, 11/1/2043 (3)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	265,000	284,204
Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,583,343
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,070,000	922,105
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	209,832
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	97,621
Milledgeville & Baldwin County Development Authority, AMBAC, 0.656%, 10/1/2016 (3)	655,000	653,474
Municipal Electric Authority of Georgia, NATL-RE, 6.500%, 1/1/2017	45,000	47,832
Private Colleges & Universities Authority:
4.000%, 10/1/2014	100,000	100,966
4.000%, 10/1/2015	1,535,000	1,581,449
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.410%, 10/1/2024, Call 10/1/2017 (3) (5) (6)	4,000,000	4,000,000
Savannah Economic Development Authority, 5.100%, 8/1/2014	425,000	427,703

		19,731,239
Idaho - 1.5%
Idaho Housing & Finance Association, 0.310%, 1/1/2038, Call 6/2/2014 (3)	10,000,000	10,000,000
Illinois - 7.1%
Barclays Capital Municipal Trust Receipts, 0.310%, 12/1/2030, Call 12/1/2021 (3) (5) (6)	4,000,000	4,000,000
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	270,618
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014, Call 6/30/2014	1,335,000	1,339,472
City of Chicago, 0.400%, 1/1/2034, Call 6/2/2014 (3)	12,455,000	12,455,000
City of Chicago, AGM:
5.000%, 1/1/2015	105,000	107,907
5.500%, 1/1/2016	85,000	91,911
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 6/30/2014	135,000	135,471
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	147,524
City of Decatur, 3.000%, 3/1/2016	250,000	260,645
City of Joliet, 4.000%, 1/1/2015	125,000	127,706
City of Springfield:
5.000%, 3/1/2016	300,000	318,351
5.000%, 3/1/2017	350,000	380,310
City of Springfield, NATL-RE:
4.000%, 3/1/2015	75,000	76,975
5.000%, 3/1/2015	790,000	811,488

City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	203,600
City of Waukegan:
3.000%, 12/30/2015	405,000	417,344
3.000%, 12/30/2016	425,000	444,206
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	559,626
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	62,314
County of Du Page, AGM:
5.000%, 1/1/2016, Call 7/1/2015	100,000	104,929
5.000%, 1/1/2017, Call 7/1/2015	455,000	471,221
De Witt Piatt McLean Counties Community Unit School District No. 18 Blue Ridge, CIFG, 4.000%, 12/1/2015, Call 12/1/2014	400,000	406,168
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	205,780
Illinois Finance Authority:
1.300%, 5/8/2017 (3)	500,000	503,015
2.400%, 5/15/2015	500,000	503,320
2.700%, 5/15/2016	375,000	379,627
4.000%, 5/15/2015	250,000	257,583
4.600%, 11/1/2015 (3)	145,000	151,738
5.000%, 11/1/2014	100,000	101,733
5.000%, 12/15/2016, Call 12/1/2015	326,000	324,240
5.000%, 7/1/2017	140,000	151,201
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	78,869
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	52,025
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2016	125,000	123,724
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	360,430
Kendall, Kane & Will Counties Community Unit School District No. 308:
3.000%, 10/1/2014	155,000	156,349
4.000%, 10/1/2015	70,000	73,317
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	879,758
Lake County Forest Preserve District, 0.636%, 12/15/2020 (3)	450,000	446,773
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	395,796
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	161,378
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2015	25,000	24,967
0.000%, 1/1/2015	75,000	74,342
Memorial Park District, 2.500%, 12/30/2015	65,000	67,044
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	270,085
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	521,721
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,220,144
Quad Cities Regional Economic Development Authority:
3.000%, 10/1/2014	125,000	125,476
3.000%, 10/1/2016	200,000	202,512
Railsplitter Tobacco Settlement Authority:
3.125%, 6/1/2014	1,040,000	1,040,000
5.000%, 6/1/2017	20,000	22,314
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	196,712
Southwestern Illinois Development Authority, AGM:
4.500%, 12/1/2014	250,000	254,630
5.250%, 12/1/2020, Call 12/1/2017	275,000	302,847
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,254,658
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	151,773
State of Illinois:
3.000%, 2/1/2016	2,000,000	2,078,400
4.000%, 4/1/2016	200,000	212,096
5.000%, 5/1/2017	500,000	555,355
State of Illinois Unemployment Compensation Trust Fund, 5.000%, 12/15/2019, Call 6/15/2015	150,000	157,169
State of Illinois, FSA, 5.500%, 12/15/2014, Call 6/30/2014	200,000	200,750
Stephenson County School District No. 145 Freeport, BAM, 2.000%, 2/1/2016	220,000	224,523
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,794,849
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	304,974
Town of Cicero, XLCA, 5.250%, 1/1/2018, Call 1/1/2015	300,000	308,649
Village of Bensenville, CIFG, 5.000%, 4/1/2016	700,000	736,400
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	202,594

Village of Bourbonnais, 4.500%, 11/1/2015	210,000	217,965
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 6/30/2014	330,000	330,059
Village of Cary, RADIAN, 4.400%, 3/1/2016	200,000	201,464
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 6/30/2014	100,000	100,272
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	205,390
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 6/30/2014	1,250,000	1,251,862
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	100,545
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	165,924
Village of Melrose Park, NATL-RE, 4.300%, 12/15/2015, Call 6/30/2014	220,000	220,400
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	98,763
Village of Rosemont, BAM, 2.000%, 12/1/2014	275,000	276,724
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 6/30/2014	75,000	75,077
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	285,000	282,680
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	222,073
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	99,808
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	126,550
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2015	275,000	288,668
5.750%, 6/1/2023, Call 6/1/2018	300,000	335,367

		46,604,017
Indiana - 4.2%
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 6/30/2014	615,000	615,769
City of Greenwood, 4.000%, 10/1/2014	100,000	100,963
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	214,516
County of Jasper, NATL-RE, 5.600%, 11/1/2016	200,000	217,732
County of Knox, 3.000%, 4/1/2015	200,000	202,862
County of Lake:
2.000%, 1/15/2015	545,000	547,022
2.000%, 7/15/2015	335,000	336,581
2.000%, 1/15/2016	555,000	558,252
2.000%, 1/15/2017	285,000	284,997
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	268,270
Gary Community School Corp., State Aid Withholding:
2.000%, 1/15/2016	255,000	261,931
2.000%, 1/15/2017	520,000	531,482
Indiana Bond Bank, 0.460%, 4/15/2017 (3) (5) (6)	7,000,000	7,000,000
Indiana Finance Authority:
0.550%, 9/15/2014, Call 6/30/2014 (3)	500,000	500,260
2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,455,518
3.000%, 10/1/2014	3,050,000	3,078,030
4.000%, 7/1/2015	100,000	103,791
5.000%, 3/1/2017	930,000	1,026,348
Indiana Finance Authority, NATL-RE, 5.000%, 7/1/2014	165,000	165,599
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (3)	100,000	108,325
5.250%, 3/1/2016	710,000	759,274
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	225,000
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	115,000	118,652
North West Hendricks Middle School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2014	215,000	216,206
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	100,552
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.420%, 7/1/2022, Call 6/2/2014 (3)	5,600,000	5,600,000

		27,597,932
Iowa - 0.8%
City of Ames, 4.000%, 6/15/2014	250,000	250,215
City of Coralville:
3.000%, 6/1/2016	250,000	248,517
5.000%, 6/1/2014	2,115,000	2,115,000
5.000%, 6/1/2014	250,000	250,000
5.000%, 6/1/2017	50,000	50,138
City of Hills, 4.000%, 8/15/2015	1,690,000	1,751,617
Clear Lake Community School District, 1.400%, 7/1/2014	285,000	285,211

Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	501,815
University of Northern Iowa, 4.600%, 7/1/2015, Call 6/30/2014	15,000	15,045

		5,467,558
Kansas - 0.2%
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,034,031
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	398,140

		1,432,171
Kentucky - 1.2%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	24,967
City of Russell, 4.000%, 11/1/2015	400,000	416,220
County of Union, 1.100%, 3/1/2016, Call 3/1/2015	1,100,000	1,098,053
Kentucky State Property & Building Commission, AGC, 0.310%, 2/1/2027, Call 2/1/2019 (3) (5) (6)	5,990,000	5,990,000

		7,529,240
Louisiana - 2.2%
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	204,368
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	3,065,000	3,059,452
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 6/30/2014	1,000,000	1,000,210
Louisiana Public Facilities Authority, 0.510%, 7/1/2021, Call 6/5/2014 (3)	2,125,000	2,125,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	100,000
Louisiana State Citizens Property Insurance Corp., AMBAC:
5.000%, 6/1/2015	215,000	224,471
5.000%, 6/1/2017, Call 6/1/2016	200,000	216,026
5.250%, 6/1/2014	110,000	110,000
Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	2,999,207
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	230,000	213,645
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,402,184
State of Louisiana, 0.576%, 5/1/2018, Call 11/1/2017 (3)	2,500,000	2,508,300

		14,162,863
Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	514,478
Maryland - 1.7%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	129,300
City of Baltimore, NATL-RE, 0.310%, 7/1/2020 (3) (5) (6)	10,000,000	10,000,000
Maryland Community Development Administration:
4.200%, 9/1/2015	475,000	489,416
4.300%, 9/1/2017, Call 3/1/2017	75,000	80,514
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2014	100,000	100,142
3.000%, 7/1/2015	220,000	223,764

		11,023,136
Massachusetts - 0.5%
Massachusetts Development Finance Agency:
2.000%, 10/1/2014	1,000,000	1,003,260
4.000%, 7/1/2014	250,000	250,590
4.000%, 10/1/2015	200,000	207,902
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	980,267
Massachusetts Health & Educational Facilities Authority, 1.000%, 11/1/2014 (3)	419,000	420,437
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.105%, 7/1/2018, Call 6/3/2014 (3) (14)	300,000	285,944

		3,148,400
Michigan - 2.4%
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	602,604
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	400,000	408,816
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	267,109
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	605,000	605,121
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	106,169
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,509,450
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2014	45,000	45,009
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	200,566
City of Lowell AGM, 2.000%, 8/1/2014	110,000	110,190
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	161,403

City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	308,478
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	750,000	771,518
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	245,000	247,479
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 5/1/2015	100,000	104,279
Michigan Finance Authority:
3.000%, 12/1/2014	120,000	121,686
3.000%, 5/1/2015	160,000	162,901
4.000%, 6/1/2014	500,000	500,000
4.000%, 4/1/2015	135,000	137,307
5.000%, 6/1/2014	1,225,000	1,225,000
5.000%, 6/1/2015	1,500,000	1,559,205
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 6/30/2014	3,100,000	3,100,868
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	404,948
Star International Academy:
2.900%, 3/1/2015	125,000	124,869
3.150%, 3/1/2016	130,000	129,909
3.400%, 3/1/2017	125,000	125,223
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,266,103
4.000%, 5/1/2020, Call 6/30/2014	785,000	786,405
4.000%, 5/1/2021, Call 6/30/2014	600,000	601,002
Village of Holly, BAM, 2.000%, 10/1/2015	160,000	163,101

		15,856,718
Minnesota - 0.4%
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	1,065,000	1,065,426
City of Winona:
2.000%, 7/1/2015	100,000	100,382
2.300%, 7/1/2016	500,000	504,150
5.000%, 7/1/2014	150,000	150,440
Minnesota Higher Education Facilities Authority:
3.000%, 10/1/2014	390,000	391,856
3.000%, 12/1/2014	250,000	251,940
4.000%, 10/1/2015	255,000	261,630

		2,725,824
Mississippi - 1.3%
City of D’Iberville, 2.000%, 4/1/2016	265,000	265,376
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 6/2/2014 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	341,886

		8,607,262
Missouri - 1.2%
City of Sikeston, NATL-RE, 6.000%, 6/1/2014	2,140,000	2,140,000
City of Springfield, 5.000%, 6/1/2014	255,000	255,000
City of St. Louis, AGM, 5.000%, 7/1/2014	225,000	225,864
City of St. Louis, NATL-RE:
4.000%, 7/1/2014	100,000	100,300
5.500%, 7/1/2015	500,000	527,770
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	86,726
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017 (4)	100,000	104,400
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	710,400
Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	310,932
Missouri Housing Development Commission, GNMA/FNMA COLL, 4.700%, 3/1/2035, Call 9/1/2019	410,000	437,199
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.140%, 12/1/2022, Call 6/2/2014 (3) (14)	1,750,000	1,632,285
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,000,000	1,011,460

		7,542,336
Nebraska - 0.1%
Central Plains Energy Project:
4.000%, 9/1/2014	700,000	705,425
5.000%, 12/1/2014	100,000	101,867

		807,292
Nevada - 0.4%
Deutsche Bank Spears/Lifers Trust, FSA AMBAC, 0.260%, 6/15/2022, Call 6/15/2017 (3) (5) (6)	2,720,000	2,720,000

Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 6/30/2014	175,000	175,378

		2,895,378
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority:
3.000%, 7/1/2015	735,000	749,560
3.000%, 7/1/2016	755,000	780,874
5.000%, 7/1/2014	110,000	110,353

		1,640,787
New Jersey - 8.9%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	183,515
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	390,000
City of Millville, 2.000%, 7/15/2015	1,385,000	1,401,066
Closter Borough Board of Education, 6.125%, 9/15/2014	294,000	298,213
New Jersey Economic Development Authority:
0.340%, 11/1/2040, Call 6/2/2014 (3)	6,060,000	6,060,000
0.340%, 11/1/2040, Call 6/2/2014 (3)	5,000,000	5,000,000
0.350%, 11/1/2031, Call 6/2/2014 (3)	8,440,000	8,440,000
0.740%, 3/1/2036, Call 6/2/2014 (3)	6,150,000	6,150,000
1.260%, 5/1/2036, Call 6/2/2014 (3)	8,275,000	8,275,000
1.760%, 2/1/2016, Call 8/1/2015 (3)	3,300,000	3,352,866
1.860%, 2/1/2018, Call 8/1/2017 (3)	500,000	517,345
2.006%, 2/1/2018, Call 8/1/2017 (3)	750,000	784,118
5.000%, 6/15/2015	1,230,000	1,286,039
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	126,464
New Jersey Health Care Facilities Financing Authority:
0.300%, 7/1/2028, Call 6/4/2014 (3)	400,000	400,000
0.340%, 7/1/2038, Call 6/2/2014 (3)	4,300,000	4,300,000
0.630%, 7/1/2018, Call 6/2/2014 (3)	100,000	100,000
3.250%, 7/1/2016	515,000	537,325
New Jersey Health Care Facilities Financing Authority, AGC, 0.450%, 7/1/2038, Call 7/1/2019 (3) (5) (6)	7,002,902	7,002,902
New Jersey Transportation Trust Fund Authority, FGIC, 0.380%, 12/15/2030 (3) (5) (6)	2,560,000	2,560,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	363,452
Perth Amboy Board of Education, 3.000%, 7/15/2014	470,000	470,902
Tobacco Settlement Financing Corp., 5.000%, 6/1/2014	100,000	100,000

		58,099,207
New York - 8.4%
City of New York:
0.460%, 8/1/2027, Call 10/3/2016 (3)	1,070,000	1,070,193
0.560%, 8/1/2031, Call 10/2/2017 (3)	3,500,000	3,500,945
5.000%, 8/1/2017	250,000	283,267
City of New York, AGC, 0.490%, 10/1/2021, Call 6/2/2014 (3) (14)	475,000	475,000
City of New York, AGM:
0.350%, 8/1/2026, Call 6/5/2014 (3) (14)	100,000	100,000
0.440%, 8/1/2026, Call 6/4/2014 (3) (14)	650,000	650,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	320,094
County of Rockland:
2.000%, 3/17/2015	2,000,000	2,016,760
5.000%, 3/1/2016	350,000	371,161
County of Rockland, AGM, 5.000%, 3/1/2016	2,000,000	2,143,520
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,105,500
Long Island Power Authority, NATL-RE:
5.000%, 5/1/2015	445,000	463,330
5.250%, 12/1/2014	415,000	424,835
Metropolitan Transportation Authority, 0.522%, 11/1/2014, Call 6/30/2014 (3)	3,000,000	3,000,570
Metropolitan Transportation Authority, AGM, 0.301%, 11/1/2022, Call 6/4/2014 (3) (14)	3,525,000	3,400,169
Metropolitan Transportation Authority, AMBAC, 0.420%, 11/15/2023 (3) (5) (6)	5,425,000	5,425,000
Monroe County Industrial Development Corp., FHA, 0.400%, 8/15/2040, Call 2/15/2021 (3) (5) (6)	1,235,000	1,235,000
New York City Health & Hospital Corp., GO:
5.000%, 2/15/2015	65,000	67,172
5.000%, 2/15/2015	85,000	87,859
New York City Municipal Water Finance Authority:
0.250%, 6/15/2032, Call 6/15/2014 (3)	5,000,000	5,000,000
0.260%, 6/15/2032, Call 6/16/2014 (3)	5,000,000	5,000,000

New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.413%, 1/1/2030, Call 6/5/2014 (3) (14)	650,000	592,187
0.415%, 1/1/2030, Call 7/7/2014 (3) (14)	100,000	91,738
New York City Transitional Finance Authority, 0.250%, 8/1/2023, Call 6/2/2014 (3)	2,500,000	2,500,000
New York City Transitional Finance Authority, AGM, 0.470%, 11/1/2027, Call 6/6/2014 (3) (14)	1,050,000	1,050,000
New York State Dormitory Authority, XLCA, 5.000%, 8/15/2014	140,000	141,336
New York State Energy Research & Development Authority, AMBAC, 1.000%, 10/1/2028, Call 6/6/2014 (3) (14)	3,225,000	3,225,000
Nuveen New York AMT-Free Municipal Income Fund, 0.680%, 10/1/2017, Call 4/1/2015 (3) (5) (6)	2,000,000	2,000,360
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.430%, 12/1/2025, Call 6/2/2014 (3) (5) (6)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.240%, 10/30/2035, Call 6/2/2014 (3)	500,000	500,000
South Plattsburgh Fire District, AGC, 4.250%, 10/1/2014	110,000	111,177
State of New York, NATL-RE FGIC:
0.090%, 2/15/2022, Call 6/5/2014 (3) (14)	230,000	219,714
0.090%, 2/13/2032, Call 6/5/2014 (3) (14)	1,795,000	1,714,570
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	71,018

		54,687,475
North Carolina - 1.1%
North Carolina Medical Care Commission, 0.400%, 6/1/2029, Call 6/1/2020 (3) (5) (6)	1,000,000	1,000,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.140%, 11/1/2018, Call 6/13/2014 (3) (14)	4,275,000	4,125,901
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC:
0.140%, 10/1/2022, Call 6/19/2014 (3) (14)	1,025,000	899,085
0.140%, 10/1/2022, Call 6/26/2014 (3) (14)	950,000	833,290

		6,858,276
North Dakota - 1.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2015	500,000	511,320
4.000%, 5/1/2016	520,000	538,377
4.000%, 5/1/2017	545,000	568,097
4.000%, 5/1/2018	565,000	588,221
4.000%, 5/1/2019	590,000	617,830
City of Williston, 5.000%, 5/1/2016	255,000	276,410
City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	3,675,000	3,692,052
County of Burleigh:
2.500%, 7/1/2014	150,000	150,015
3.000%, 7/1/2015	255,000	258,680
Williston Parks & Recreation District:
2.000%, 3/1/2032, Call 6/16/2014	2,290,000	2,289,221
3.250%, 3/1/2032, Call 6/16/2014	2,960,000	2,981,638

		12,471,861
Ohio - 0.4%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,107
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	51,752
City of Cleveland, AMBAC, 5.000%, 1/1/2016	220,000	234,863
City of Parma, AMBAC, 5.450%, 12/1/2014	95,000	97,416
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	279,554
County of Erie, XLCA, 4.000%, 10/1/2014	150,000	151,890
County of Richland, AGM:
1.000%, 12/1/2014	100,000	100,093
1.500%, 12/1/2015	130,000	130,999
Montpelier Exempted Village School District, School District Credit Program:
0.000%, 12/1/2014	150,000	148,953
0.000%, 12/1/2015	145,000	141,572
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	840,000	818,563
State of Ohio, 5.000%, 6/15/2015	475,000	498,612

		2,759,374
Oklahoma - 0.1%
Comanche County Hospital Authority, 4.000%, 7/1/2014	290,000	290,415
Stephens County Educational Facilities Authority:
2.000%, 9/1/2014	100,000	100,410
3.000%, 9/1/2014	170,000	170,556
3.000%, 9/1/2015	160,000	161,457

		722,838

Oregon - 0.9%
County of Gilliam, 2.000%, 9/2/2014 (3)	2,550,000	2,560,761
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	357,297
Port of Morrow:
0.360%, 2/1/2027, Call 6/2/2014 (3)	3,000,000	3,000,000
2.000%, 6/1/2017	200,000	200,348

		6,118,406
Pennsylvania - 5.5%
Butler County Hospital Authority, 0.260%, 10/1/2042, Call 6/2/2014 (3)	6,570,000	6,570,000
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	441,954
City of Philadelphia Gas Works, AMBAC, 5.000%, 10/1/2014	200,000	203,004
City of Philadelphia Gas Works, CIFG, 5.000%, 8/1/2014	595,000	599,421
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	504,139
Cumberland County Municipal Authority, RADIAN, 5.000%, 12/1/2015	150,000	157,193
Lehigh County General Purpose Authority:
0.260%, 5/15/2021, Call 6/2/2014 (3)	1,970,000	1,970,000
3.000%, 11/1/2015	410,000	421,144
3.000%, 11/1/2016	455,000	473,828
Montgomery County Industrial Development Authority:
5.000%, 11/15/2015	1,000,000	1,059,560
5.000%, 11/15/2016	1,000,000	1,093,910
Norristown Area School District, 3.000%, 10/1/2014	455,000	456,147
Northampton County Industrial Development Authority, 2.400%, 7/1/2014	275,000	275,014
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	320,670
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	615,424
Pennsylvania Turnpike Commission:
0.400%, 6/1/2040, Call 12/1/2020 (3) (5) (6)	7,000,000	7,000,000
0.510%, 12/1/2017, Call 6/1/2017 (3)	560,000	560,084
0.940%, 12/1/2020, Call 6/1/2020 (3)	1,800,000	1,805,976
1.210%, 12/1/2019, Call 6/1/2019 (3)	2,225,000	2,278,378
Pittsburgh Public Parking Authority, NATL-RE FGIC:
0.000%, 12/1/2014	300,000	296,559
0.000%, 12/1/2015	725,000	698,827
Pittsburgh Public Schools, NATL-RE FGIC State Aid Withholding, 3.500%, 9/1/2015	30,000	31,181
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.420%, 6/1/2034 (3) (5) (6)	6,905,000	6,905,000
School District of Philadelphia, AMBAC State Aid Withholding, 5.000%, 8/1/2014	200,000	201,476
State Public School Building Authority, AGM:
2.000%, 10/15/2014	250,000	251,177
3.000%, 10/15/2015	210,000	215,790
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	401,043
York County Hospital Authority, AMBAC, 0.103%, 7/1/2021, Call 6/2/2014 (3) (14)	260,000	237,116

		36,044,015
Puerto Rico - 0.8%
Commonwealth of Puerto Rico, 5.250%, 7/1/2014	500,000	499,660
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2014	1,100,000	1,102,233
Commonwealth of Puerto Rico, AGM-CR, 5.250%, 7/1/2016	100,000	104,532
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	240,716
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,000,000	2,024,900
5.000%, 4/1/2016	500,000	511,345
5.000%, 7/1/2018	300,000	309,234
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	200,086

		4,992,706
Rhode Island - 0.9%
Rhode Island Health & Educational Building Corp., 0.330%, 6/1/2035, Call 6/1/2014 (3)	4,750,000	4,750,000
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,119,370

		5,869,370
South Carolina - 0.2%
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	324,902
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	102,272

Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	316,302
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	300,000	302,661
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	30,000	28,840

		1,074,977
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	360,570
Tennessee - 1.6%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2016	1,750,000	1,896,072
Franklin Public Building Authority, 0.300%, 6/1/2037, Call 6/2/2014 (3)	7,950,000	7,950,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	527,534
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	255,000	265,603

		10,639,209
Texas - 8.3%
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	881,588
Central Texas Regional Mobility Authority:
3.000%, 1/4/2016, Call 7/1/2015 (3)	3,000,000	3,006,900
4.000%, 1/1/2015	380,000	385,989
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	705,000	726,058
City of Galveston, 4.000%, 2/1/2015	500,000	508,815
City of Houston, 5.000%, 9/1/2032, Call 6/30/2014	2,000,000	2,004,920
City of Irving, 2.000%, 8/15/2016	140,000	142,911
City of San Marcos, BAM, 2.000%, 11/1/2015	320,000	324,371
Clifton Higher Education Finance Corp.:
3.750%, 8/15/2016	485,000	505,171
5.000%, 8/15/2015	220,000	228,776
County of Jones:
3.000%, 9/1/2014	155,000	156,009
3.000%, 9/1/2015	85,000	87,767
4.000%, 9/1/2016	165,000	174,997
Denton Independent School District, PSF, 0.310%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	4,235,000	4,235,000
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	423,650
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	65,179
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016 (4)	340,000	348,126
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 6/1/2014 (3)	2,350,000	2,350,000
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2014	190,000	189,561
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	215,647
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	202,958
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	141,358
Harris County Municipal Utility District No. 391, AGM:
2.000%, 9/1/2014	25,000	25,069
2.000%, 9/1/2015	125,000	126,383
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	301,591
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	168,529
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	190,314
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	285,260
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	306,969
Port of Port Arthur Navigation District:
0.230%, 12/1/2039, Call 6/2/2014 (3)	10,000,000	10,000,000
0.230%, 11/1/2040, Call 6/2/2014 (3)	5,000,000	5,000,000
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	154,670
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,537,498
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	384,746
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	150,000	158,078
Texas Municipal Gas Acquisition & Supply Corp. II, 0.856%, 9/15/2017 (3)	3,050,000	3,057,076
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2014	1,000,000	1,019,500
5.000%, 12/15/2015	1,500,000	1,580,310
Texas Transportation Commission:
0.300%, 4/1/2026, Call 6/2/2014 (3)	9,000,000	9,000,000
1.250%, 2/15/2015 (3)	2,650,000	2,660,282
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	384,782

0.000%, 11/1/2017	250,000	242,052

		53,888,860
Utah - 0.5%
County of Box Elder, 0.340%, 4/1/2028, Call 6/2/2014 (3)	3,000,000	3,000,000
Virginia - 0.0%
Virginia Commonwealth University Health System Authority, 2.000%, 7/1/2014	100,000	100,149
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	127,776

		227,925
Washington - 0.2%
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5) (6)	1,100,000	1,101,826
Washington Higher Education Facilities Authority:
3.000%, 10/1/2014	100,000	100,564
3.000%, 10/1/2015	170,000	172,926
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	202,286

		1,577,602
West Virginia - 0.1%
City of Princeton, 4.000%, 5/1/2015	430,000	436,760
Wisconsin - 1.0%
Birchwood School District, AGM, 3.750%, 10/1/2018, Call 10/1/2014	210,000	211,976
City of Beloit, 3.000%, 5/1/2015	600,000	614,682
City of Menasha:
4.300%, 9/1/2015	265,000	265,493
4.400%, 9/1/2017, Call 9/1/2015	100,000	99,487
4.600%, 9/1/2021, Call 9/1/2014	165,000	156,781
City of Milwaukee, 0.070%, 7/1/2019, Call 6/2/2014 (3)	200,000	200,000
City of Nekoosa, 5.350%, 7/1/2015	160,000	165,514
City of Sheboygan, FGIC, 5.000%, 9/1/2015	575,000	604,549
Wisconsin Center District:
3.000%, 12/15/2015	200,000	204,156
3.000%, 12/15/2016	615,000	629,637
3.000%, 12/15/2017	635,000	652,818
Wisconsin Center District, NATL-RE:
0.000%, 12/15/2014	205,000	204,241
0.000%, 12/15/2015	135,000	133,157
Wisconsin Health & Educational Facilities Authority:
2.000%, 8/15/2015	390,000	393,136
2.250%, 5/1/2016	100,000	100,278
2.500%, 10/15/2015	180,000	185,310
3.000%, 8/15/2016	320,000	330,051
3.000%, 8/15/2017	410,000	425,084
5.000%, 9/1/2016	375,000	399,274
5.000%, 8/15/2021, Call 8/15/2018	150,000	167,834
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	143,508
Wisconsin Health & Educational Facilities Authority, NATL-RE, 3.750%, 12/1/2014	500,000	507,745

		6,794,711

Total Municipals (identified cost $624,212,444)		625,788,900

Short-Term Investments - 4.2%

Mutual Funds - 0.9%
BMO Tax-Free Money Market Fund, Class I, 0.035% (10)	5,784,493	5,784,493

Short-Term Municipals - 3.3%

Arizona - 0.0%
Maricopa County Industrial Development Authority, 2.000%, 1/1/2015	$100,000	100,791
California - 0.0%
Val Verde Unified School District, BAM, 3.000%, 10/1/2014	130,000	131,105
Connecticut - 1.2%
City of New Britain, 2.000%, 10/30/2014	7,805,000	7,845,508
Florida - 0.0%
Sumter County Industrial Development Authority, 2.000%, 7/1/2014	115,000	115,105

Illinois - 0.5%
City of Decatur, 3.000%, 3/1/2015	140,000	142,755
City of Waukegan, 2.000%, 12/30/2014	440,000	442,908
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2014	690,000	698,149
Town of Cicero, 2.000%, 1/1/2015	1,500,000	1,510,740
Will County School District No. 88A Richland, 2.000%, 1/1/2015	150,000	151,334

		2,945,886
Mississippi - 0.1%
Mississippi Development Bank, BAM, 5.000%, 3/1/2015	880,000	909,339
Missouri - 0.1%
Missouri Development Finance Board, 3.000%, 4/1/2015	510,000	519,414
New Mexico - 0.0%
County of Otero, BAM, 3.000%, 12/1/2014	220,000	222,697
New York - 0.7%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/1/2014	4,700,000	4,722,748
Ohio - 0.0%
Field Local School District, BAM, 1.000%, 12/1/2014 (4)	35,000	35,069
Texas - 0.3%
City of Irving, 0.650%, 8/15/2014	1,675,000	1,675,368
Washington - 0.1%
City of Kent, 2.000%, 12/1/2014	300,000	302,697
Wisconsin - 0.3%
City of Stanley, 2.750%, 9/1/2014, Call 8/1/2014	2,000,000	2,007,100

Total Short-Term Municipals		21,532,827

Total Short-Term Investments (identified cost $27,315,629)		27,317,320

Total Investments - 100.1% (identified cost $651,528,073)		653,106,220
Other Assets and Liabilities - (0.1)%		(445,646)

Total Net Assets - 100.0%		$652,660,574

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.2%

Alabama - 0.7%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$201,224
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	108,782
County of Jefferson, AGM, 0.302%, 2/1/2042, Call 7/3/2014 (3)	200,000	159,883
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (3)	200,000	200,000

		669,889
Alaska - 1.0%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2025, Call 6/1/2015	140,000	146,653
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	216,494
City of Valdez, 5.000%, 1/1/2021	500,000	588,945

		952,092
Arizona - 2.5%
Apache County Unified School District No. 20 Ganado, AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	50,000	50,172
Arizona Health Facilities Authority:
1.910%, 2/5/2020, Call 8/9/2019 (3)	250,000	246,845
1.910%, 2/5/2020, Call 8/9/2019 (3)	250,000	250,000
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	100,000	100,431
County of Cochise, AMBAC, 4.500%, 8/1/2016, Call 6/30/2014	205,000	205,517
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	26,638
JPMorgan Chase Putters/Drivers Trust, 0.420%, 9/1/2033, Call 6/2/2014 (3) (5) (6)	500,000	500,000
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	104,099
Mohave County Elementary School District No. 16 Mohave Valley, AMBAC, 3.375%, 7/1/2015, Call 7/1/2014	100,000	100,026
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	100,000	118,080
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,892
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	32,436
Scottsdale Industrial Development Authority, FSA, 0.620%, 9/1/2045, Call 6/3/2014 (3) (14)	300,000	300,000

		2,285,136
Arkansas - 1.1%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	330,000	330,663
City of Hot Springs, 5.000%, 12/1/2020	245,000	286,772
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	150,572
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	200,000	201,120

		969,127
California - 11.6%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	581,050
Bay Area Toll Authority, 1.160%, 4/1/2024, Call 10/1/2023 (3)	500,000	502,845
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	105,539
California Health Facilities Financing Authority, NATL-RE:
0.000%, 7/1/2022, Call 6/2/2014 (3) (14)	500,000	476,875
0.198%, 7/15/2018, Call 6/5/2014 (3) (14)	100,000	96,404
California Infrastructure & Economic Development Bank, AMBAC, 0.300%, 10/1/2017, Call 6/3/2014 (3) (14)	400,000	383,318
California Municipal Finance Authority:
1.125%, 2/1/2017 (3)	350,000	351,603
2.160%, 11/1/2016, Call 11/1/2015 (3)	250,000	250,135
California State Public Works Board:
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,825
5.125%, 10/1/2022, Call 10/1/2019	245,000	284,156
California Statewide Communities Development Authority, 3.500%, 11/1/2018	200,000	204,346
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	210,426
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	54,382
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	778,255

Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	260,872
City of Fresno, NATL-RE, 4.000%, 6/1/2014	250,000	250,000
County of Yolo, AGM:
5.000%, 12/1/2015	180,000	188,440
6.800%, 12/1/2014	170,000	174,551
Desert Sands Unified School District, AMBAC, 0.000%, 6/1/2014	100,000	100,000
East Bay Municipal Utility District, 0.410%, 7/1/2014, Call 6/11/2014 (3)	100,000	100,007
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	184,763
Escondido Union High School District, NATL-RE, 0.000%, 11/1/2014	100,000	99,597
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 8/1/2014	50,000	51,334
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.340%, 7/1/2027 (3) (14)	75,000	69,649
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	277,709
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	350,000	309,634
Moorpark Community Facilities District No. 2004-1 Moorpark Highlands, AGM, 4.000%, 9/1/2016	340,000	363,100
Northern California Gas Authority No. 1:
0.756%, 7/1/2017 (3)	50,000	49,547
0.786%, 7/1/2019 (3)	500,000	486,625
Northern California Transmission Agency, NATL-RE, 0.340%, 5/1/2024, Call 6/3/2014 (3) (14)	100,000	94,687
Orange Redevelopment Agency, NATL-RE, 4.650%, 9/1/2020, Call 6/30/2014	100,000	100,269
Palomar Pomerado Health, NATL-RE, 0.000%, 8/1/2014	120,000	119,860
Pleasanton Unified School District, AGM, 4.000%, 8/1/2017, Call 8/1/2014	25,000	25,636
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 8/15/2014	340,000	348,779
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2015	25,000	25,761
San Bernardino City Unified School District, AGM:
5.000%, 8/1/2017, Call 8/1/2014	70,000	70,543
5.000%, 8/1/2017, Call 8/1/2014	75,000	75,498
Santa Maria Redevelopment Agency, AMBAC, 5.250%, 6/1/2016, Call 6/1/2014	245,000	245,000
State of California:
0.805%, 12/1/2017, Call 6/1/2017 (3)	250,000	252,350
0.936%, 12/3/2018, Call 6/1/2018 (3)	500,000	505,720
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	52,072
Stockton Unified School District, AGM:
4.250%, 8/1/2014	20,000	20,128
5.000%, 8/1/2018, Call 8/1/2017	200,000	223,482
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 7/1/2014 (3)	295,000	295,050
3.200%, 6/1/2020, Call 7/1/2014 (3)	245,000	245,010
Val Verde Unified School District, BAM, 4.000%, 10/1/2020	350,000	387,436
Val Verde Unified School District, NATL-RE, 5.000%, 1/1/2016, Call 1/1/2015	200,000	204,984
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	74,675

		10,652,927
Colorado - 2.7%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	193,603
6.000%, 5/1/2019	178,000	206,603
City & County of Denver, 5.000%, 11/15/2025, Call 11/15/2020	50,000	57,464
City & County of Denver, AGC, 0.280%, 11/15/2025, Call 6/2/2014 (3)	200,000	200,000
City of Burlington Co., 3.000%, 11/1/2019	100,000	102,309
Colorado Health Facilities Authority:
4.000%, 10/1/2018	165,000	181,191
4.500%, 2/1/2019	250,000	274,272
Denver Health & Hospital Authority, 5.000%, 12/1/2020, Call 12/1/2016	250,000	275,460
E-470 Public Highway Authority, 1.240%, 8/31/2017, Call 3/1/2017 (3)	400,000	400,104
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	322,365
Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	261,883

		2,475,254
Connecticut - 0.6%
City of Bristol, AMBAC, 5.000%, 10/15/2014	40,000	40,713
Connecticut Housing Finance Authority, GO, 0.800%, 6/19/2014 (3)	45,000	45,013
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	165,384
State of Connecticut, 0.940%, 8/15/2018 (3)	250,000	255,087

		506,197

Delaware - 0.2%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	210,000	222,564
District of Columbia - 0.1%
District of Columbia, BHAC, 5.000%, 6/1/2022, Call 6/1/2018	100,000	115,274
Florida - 7.3%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	54,856
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	54,496
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	22,296
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	190,000	206,842
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (3)	50,000	51,895
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	150,000	150,949
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	51,272
City of Miami, NATL-RE, 4.375%, 9/1/2016, Call 6/30/2014	100,000	100,226
City of North Port, BAM, 5.000%, 7/1/2020	150,000	174,873
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	353,407
City of Sunrise, NATL-RE, 0.000%, 10/1/2014	130,000	129,852
County of Broward, 5.000%, 10/1/2020	100,000	116,574
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	108,937
County of Citrus, XLCA, 0.301%, 1/1/2018 (3) (14)	850,000	814,529
County of Osceola, AGC, 4.000%, 10/1/2015	65,000	67,868
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	133,716
County of Palm Beach, XLCA, 5.000%, 11/1/2022, Call 11/1/2017	50,000	55,353
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	157,447
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	167,391
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	243,245
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	360,000	380,966
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	105,000	110,338
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	101,724
Florida Municipal Power Agency, AMBAC:
0.105%, 10/1/2021 (3) (14)	500,000	458,881
0.140%, 10/1/2021, Call 6/5/2014 (3) (14)	250,000	229,440
Florida Municipal Power Agency, NATL-RE FGIC, 0.105%, 10/1/2027 (3) (14)	25,000	22,790
Highlands County Health Facilities Authority, 6.500%, 11/17/2015 (3)	25,000	26,903
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	211,032
Miami-Dade County Expressway Authority, 0.620%, 7/10/2014, Call 6/2/2014 (3) (5) (6)	500,000	500,000
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	54,217
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	54,237
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	100,000	107,386
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	100,000	110,280
Pinellas County Health Facilities Authority, NATL-RE, 0.180%, 11/15/2023, Call 6/2/2014 (3) (14)	200,000	185,230
Sarasota County School Board, NATL-RE, 4.000%, 7/1/2014	50,000	50,152
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	75,543
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	259,062
Sumter County Industrial Development Authority, 5.000%, 7/1/2020	235,000	265,092
Tampa Bay Water, 5.000%, 10/1/2017	40,000	45,643
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	240,015

		6,704,955
Georgia - 2.7%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	556,220
Burke County Development Authority, AGM, 0.264%, 1/1/2024, Call 6/19/2014 (3) (14)	410,000	385,434
City of Atlanta:
1.601%, 11/1/2018, Call 5/1/2018 (3)	250,000	256,610
6.000%, 11/1/2029, Call 11/1/2019	290,000	346,222
County of DeKalb, 5.000%, 10/1/2020	150,000	178,077
Fulton County Development Authority:
4.000%, 3/15/2016	50,000	53,154
5.000%, 3/15/2016	150,000	162,117
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	74,420
Gwinnett County Development Authority, County Guarantee, 5.000%, 9/1/2014	40,000	40,474
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	110,000	115,998
5.250%, 9/15/2018	100,000	112,609
Newton County Industrial Development Authority, AGC, 5.000%, 6/1/2014	100,000	100,000
South Georgia Governmental Services Authority, NATL-RE, 3.375%, 1/1/2015, Call 6/30/2014	100,000	100,867

		2,482,202

Idaho - 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	173,198
Illinois - 12.6%
Adams County School District No. 172, 4.000%, 2/1/2016	600,000	631,866
Chicago Board of Education, AGM:
5.000%, 12/1/2018, Call 12/1/2016	190,000	205,669
5.000%, 12/1/2022, Call 12/1/2017	125,000	134,433
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	117,688
City of Chicago:
0.320%, 1/1/2034, Call 6/2/2014 (3)	750,000	750,000
0.400%, 1/1/2034, Call 6/2/2014 (3)	700,000	700,000
5.000%, 1/1/2018	50,000	55,773
5.000%, 11/1/2018	125,000	144,114
City of Chicago, AGM, 5.000%, 1/1/2021, Call 7/1/2015	560,000	581,980
City of Chicago, AMBAC:
4.000%, 1/1/2017, Call 7/1/2015	50,000	51,676
5.000%, 1/1/2026, Call 1/1/2017	250,000	258,278
5.250%, 1/1/2020, Call 6/30/2014	200,000	200,692
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 6/30/2014	95,000	95,332
City of Springfield, 5.000%, 3/1/2016	350,000	371,409
City of Waukegan, 5.000%, 12/30/2020	250,000	286,517
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	160,000	153,387
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	94,596
Cook County High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2018	170,000	143,681
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (13)	50,000	52,249
Cook County High School District No. 219 Niles Township, AGM, 4.250%, 12/1/2021, Call 12/1/2017	50,000	55,544
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	108,651
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	250,000	267,127
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	54,170
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC:
0.000%, 1/1/2017	350,000	333,109
0.000%, 1/1/2018	350,000	322,182
Illinois Finance Authority:
2.400%, 5/15/2015	100,000	100,664
4.000%, 10/1/2018	275,000	291,802
4.500%, 11/1/2019	100,000	112,208
5.000%, 8/15/2016	195,000	205,181
5.000%, 7/1/2017	250,000	270,002
5.000%, 2/15/2018	40,000	43,895
5.250%, 8/15/2015	200,000	209,572
5.500%, 8/15/2018	100,000	112,987
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	118,787
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 9/1/2014	210,000	211,212
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	104,213
Illinois State Toll Highway Authority, AGM:
5.000%, 1/1/2022, Call 7/1/2016	100,000	108,886
5.000%, 1/1/2022, Call 7/1/2015	25,000	26,288
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	53,634
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	225,182
Lake County Forest Preserve District, 0.636%, 12/15/2020 (3)	300,000	297,849
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	91,469
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2015	170,000	168,468
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	53,945
5.000%, 6/1/2017	95,000	105,993
5.000%, 6/1/2018	40,000	45,571
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	269,240

State of Illinois:
3.875%, 9/1/2017	100,000	108,545
5.000%, 5/1/2017	250,000	277,677
5.000%, 4/1/2020	100,000	113,703
State of Illinois, AGM:
4.375%, 6/15/2025, Call 6/15/2016	75,000	77,752
4.500%, 9/1/2020, Call 9/1/2015	100,000	102,886
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	34,126
Town of Cicero, 5.000%, 1/1/2020	500,000	568,010
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	315,600
Village of Melrose Park, NATL-RE, 4.800%, 12/15/2020, Call 6/30/2014	310,000	310,701
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	200,000	198,372
Will County School District No. 88A Richland, 1.100%, 1/1/2017	120,000	119,788
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	23,528

		11,647,859
Indiana - 3.0%
Avon Community School Building Corp., AMBAC, 4.500%, 7/15/2019, Call 7/15/2017	75,000	82,541
City of Whiting, 2.800%, 6/2/2014 (3)	100,000	100,000
County of Jasper, NATL-RE, 5.600%, 11/1/2016	100,000	108,866
County of Lake:
2.000%, 1/15/2017	280,000	279,997
2.000%, 7/15/2017	245,000	244,998
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	163,467
Hobart Building Corp., 6.000%, 7/15/2015	100,000	106,368
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	200,000	200,248
4.900%, 1/1/2016	300,000	317,022
5.000%, 8/15/2020	250,000	279,272
5.250%, 10/1/2022, Call 10/1/2021	150,000	181,355
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	20,000	20,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	117,477
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	286,790
New Albany Floyd County School Building Corp., 4.250%, 7/15/2014	35,000	35,173
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 7/15/2014	255,000	255,607

		2,779,181
Iowa - 0.7%
City of Coralville:
2.000%, 6/1/2014	50,000	50,000
2.000%, 6/1/2014	25,000	25,000
3.000%, 4/15/2016	250,000	256,538
5.000%, 6/1/2014	275,000	275,000

		606,538
Kansas - 0.4%
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	230,946
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	150,000	165,063

		396,009
Kentucky - 1.3%
County of Union, 1.100%, 3/1/2016, Call 3/1/2015	400,000	399,292
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	605,000	622,702
Kentucky Turnpike Authority, 4.350%, 7/1/2020, Call 7/1/2016	200,000	213,766

		1,235,760
Louisiana - 2.1%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	465,568
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	195,000	194,647
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.806%, 8/1/2018, Call 2/1/2018 (3)	450,000	455,881
4.000%, 8/1/2016	180,000	191,419
Louisiana Public Facilities Authority, AMBAC:
0.263%, 9/1/2025, Call 6/17/2014 (3) (14)	50,000	45,233
0.263%, 9/1/2027, Call 6/24/2014 (3) (14)	50,000	44,148
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	410,000	442,005
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	130,381

		1,969,282

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority, NATL-RE, 4.500%, 7/1/2016, Call 7/1/2014	50,000	50,137
Maryland - 0.9%
City of Baltimore, NATL-RE:
0.060%, 7/1/2037, Call 6/4/2014 (3) (14)	25,000	22,730
0.090%, 7/1/2032, Call 6/6/2014 (3) (14)	50,000	45,757
Howard County Housing Commission, 1.310%, 7/1/2018, Call 1/1/2018 (3)	75,000	75,131
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	128,822
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	75,000	79,872
Morgan State University, NATL-RE, 6.050%, 7/1/2015	435,000	448,237

		800,549
Massachusetts - 0.4%
Bridgewater-Raynham Regional School District, AGM, 4.000%, 1/15/2017, Call 1/15/2015	50,000	51,018
City of New Bedford, AGM, 3.250%, 10/1/2014	25,000	25,249
Massachusetts Development Finance Agency, 0.610%, 9/30/2016, Call 3/30/2016 (3)	250,000	249,655
Massachusetts Health & Educational Facilities Authority, 0.970%, 11/15/2032, Call 11/15/2017 (3)	100,000	86,306

		412,228
Michigan - 5.5%
City of Ann Arbor, AMBAC, 4.500%, 3/1/2020, Call 3/1/2016	400,000	425,256
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	24,901
City of Detroit Sewage Disposal System Revenue, AGM:
3.650%, 7/1/2015, Call 6/30/2014	100,000	100,002
5.500%, 7/1/2017	100,000	102,204
City of Detroit Sewage Disposal System Revenue, NATL-RE:
5.500%, 7/1/2015	170,000	173,245
5.500%, 7/1/2016	50,000	50,642
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2014	100,000	100,020
5.000%, 7/1/2020, Call 7/1/2016	25,000	25,353
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	101,706
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	212,338
City of Detroit Water Supply System Revenue, NATL-RE, 6.000%, 7/1/2014	100,000	100,095
City of Grand Haven Electric System Revenue, NATL-RE, 5.500%, 7/1/2016	100,000	106,404
City of Lapeer, AGM, 4.000%, 12/1/2014	50,000	50,903
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	105,365
City of South Haven, AGC, 3.500%, 12/1/2014	75,000	76,156
County of Ottawa, 2.250%, 8/1/2015	60,000	61,415
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2022, Call 5/1/2015	100,000	103,385
Detroit Downtown Development Authority, NATL-RE, 5.250%, 7/1/2014, Call 6/30/2014	100,000	100,051
Dowagiac Union School District, Q-SBLF, 3.000%, 5/1/2016	40,000	41,952
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	41,163
Grand Haven Area Public Schools, Q-SBLF, 2.500%, 5/1/2016	50,000	51,596
Grand Rapids & Kent County Joint Building Authority, 0.000%, 12/1/2015	25,000	24,874
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	26,531
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	174,669
Michigan Municipal Bond Authority:
5.000%, 10/1/2015, Call 10/1/2014	70,000	71,091
5.000%, 10/1/2015, Call 10/1/2014	20,000	20,326
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2021, Call 10/15/2016	200,000	149,096
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	217,110
5.000%, 11/15/2020, Call 11/15/2019	520,000	588,359
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	70,000	73,894
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	150,000	160,615
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	219,560
Okemos Public Schools, NATL-RE Q-SBLF, 0.000%, 5/1/2016	20,000	19,408
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	349,767
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 6/30/2014	270,000	270,451
Tecumseh Public Schools, NATL-RE Q-SBLF, 5.000%, 5/1/2017, Call 5/1/2015	100,000	103,709
University of Michigan, 0.260%, 4/1/2015, Call 10/1/2014 (3)	50,000	50,014
Warren Consolidated Schools, AGM, 5.000%, 5/1/2016	220,000	237,987

Western Michigan University, 5.000%, 11/15/2021	40,000	46,786
Zeeland Public Schools, AGM, 2.500%, 5/1/2015	65,000	66,386

		5,024,785
Minnesota - 0.7%
City of Minneapolis, 3.000%, 7/15/2015, Call 1/15/2015	300,000	300,120
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, AMBAC, 0.150%, 11/15/2017, Call 6/10/2014 (3) (14)	100,000	96,334
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	195,000	199,953
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	55,911

		652,318
Mississippi - 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	189,662
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	51,609
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 6/2/2014 (3)	500,000	500,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	178,253
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	380,000	404,191

		1,323,715
Missouri - 3.1%
Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	250,000	279,965
Health & Educational Facilities Authority of the State of Missouri, 4.000%, 2/1/2018 (4)	255,000	276,563
Missouri Housing Development Commission, GNMA/FNMA COLL, 4.700%, 3/1/2035, Call 9/1/2019	400,000	426,536
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.140%, 12/1/2022, Call 6/2/2014 (3) (14)	750,000	699,550
Missouri State Health & Educational Facilities Authority, 3.750%, 2/1/2017	45,000	47,859
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	600,000	606,876
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	473,612

		2,810,961
Nevada - 0.8%
City of Las Vegas, 5.500%, 4/1/2015	25,000	26,098
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	105,000	106,146
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	114,039
5.000%, 6/15/2023, Call 6/15/2017	175,000	199,057
County of Clark, 5.000%, 7/1/2015	50,000	52,531
County of Clark Department of Aviation, NATL-RE, 5.000%, 7/1/2036, Call 7/1/2014	85,000	85,309
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	77,381
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	103,852

		764,413
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	270,798
New Jersey - 2.9%
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	100,000	100,000
City of Passaic, 4.000%, 5/1/2016	275,000	288,733
Morris-Union Jointure Commission, AGM, 4.000%, 8/1/2015	150,000	154,780
New Jersey Economic Development Authority:
1.760%, 2/1/2016, Call 8/1/2015 (3)	850,000	863,617
2.006%, 2/1/2018, Call 8/1/2017 (3)	250,000	261,372
5.000%, 9/1/2020	340,000	396,522
New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	43,047
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	23,169
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2016	15,000	16,431
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 4/1/2015	200,000	203,510
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	51,155
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	95,432
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	216,546

		2,714,314
New Mexico - 0.3%
New Mexico Educational Assistance Foundation, 0.936%, 12/1/2020 (3)	225,000	225,457
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	50,000	52,762

		278,219

New York - 7.2%
City of New York:
0.530%, 8/1/2021, Call 10/3/2016 (3)	130,000	130,212
0.560%, 8/1/2031, Call 10/2/2017 (3)	500,000	500,135
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	104,167
County of Rockland, 5.000%, 3/1/2016	500,000	530,230
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	167,292
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	164,583
Metropolitan Transportation Authority, AGM:
0.301%, 11/1/2022, Call 6/4/2014 (3) (14)	475,000	458,179
0.302%, 11/1/2022, Call 6/12/2014 (3) (14)	75,000	72,342
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.413%, 1/1/2030, Call 6/3/2014 (3) (14)	625,000	568,131
0.414%, 1/1/2030, Call 6/4/2014 (3) (14)	175,000	159,865
0.417%, 1/1/2030, Call 6/9/2014 (3) (14)	200,000	182,911
New York Local Government Assistance Corp., AGM, 0.105%, 4/1/2017, Call 6/4/2014 (3) (14)	375,000	365,326
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	695,412
New York State Dormitory Authority:
5.000%, 7/1/2014	30,000	30,111
5.250%, 2/15/2024, Call 2/15/2019	400,000	469,964
New York State Dormitory Authority, AGM, 5.000%, 8/15/2014	40,000	40,388
New York State Dormitory Authority, NATL-RE, 0.120%, 7/1/2029, Call 6/2/2014 (3) (14)	700,000	609,203
New York State Energy Research & Development Authority, AMBAC, 1.000%, 10/1/2028, Call 6/6/2014 (3) (14)	50,000	50,000
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	206,718
Patchogue-Medford Union Free School District, MBIA, 4.250%, 10/1/2016, Call 10/1/2015	100,000	104,144
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	51,363
State of New York, AGM, 0.090%, 3/15/2021, Call 6/5/2014 (3) (14)	25,000	23,081
State of New York, NATL-RE FGIC, 0.090%, 2/15/2022, Call 6/5/2014 (3) (14)	505,000	482,416
Triborough Bridge & Tunnel Authority, 0.622%, 1/3/2017, Call 7/1/2016 (3)	500,000	503,280

		6,669,453
North Carolina - 1.6%
City of Charlotte, 5.000%, 6/1/2018	25,000	28,608
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	103,175
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	173,701
North Carolina Eastern Municipal Power Agency, FGIC, 0.084%, 1/1/2025 (3) (14)	275,000	211,328
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.140%, 11/1/2018, Call 6/13/2014 (3) (14)	450,000	434,305
University of North Carolina at Chapel Hill, 0.552%, 12/1/2015, Call 6/1/2015 (3)	75,000	75,171
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC:
0.140%, 10/1/2022, Call 6/26/2014 (3) (14)	300,000	263,144
0.140%, 10/1/2022, Call 6/19/2014 (3) (14)	200,000	175,431

		1,464,863
North Dakota - 2.4%
City of Fargo, 2.250%, 11/1/2014, Call 6/2/2014	400,000	400,000
City of Williston, 5.000%, 5/1/2020	240,000	281,829
North Dakota Housing Finance Agency:
3.750%, 7/1/2034, Call 7/1/2022	500,000	513,680
3.750%, 7/1/2042, Call 7/1/2022	235,000	250,745
5.050%, 7/1/2040, Call 7/1/2020	75,000	78,631
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/16/2014	670,000	674,898

		2,199,783
Ohio - 1.3%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	103,830
Bucyrus City School District, School District Credit Program, 0.000%, 12/1/2017	155,000	147,527
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	56,521
City of Marysville, XLCA, 5.250%, 12/1/2021, Call 12/1/2016	150,000	162,783
Liberty Local School District, AGM, 3.500%, 12/1/2017	250,000	260,438
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2018	95,000	96,110
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	250,000	243,620
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	37,096
Ravenna City School District, 0.000%, 1/15/2015	135,000	134,044

		1,241,969

Oklahoma - 0.4%
Caddo County Educational Facilities Authority, 2.000%, 9/1/2015	200,000	203,708
Oklahoma Municipal Power Authority, 0.860%, 8/1/2018, Call 2/1/2018 (3)	185,000	185,128

		388,836
Oregon - 0.3%
Port of Morrow:
2.000%, 6/1/2015	200,000	200,842
2.000%, 6/1/2016	100,000	100,370

		301,212
Pennsylvania - 6.4%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	225,000	252,254
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	56,213
Berks County Municipal Authority, 1.560%, 7/1/2022, Call 7/1/2017	350,000	357,731
City of Philadelphia, 5.250%, 8/1/2018	100,000	115,235
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	110,383
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	284,028
5.000%, 10/1/2023, Call 10/1/2017	100,000	110,827
City of Pittsburgh, AGM:
5.250%, 9/1/2015	100,000	105,833
5.250%, 9/1/2017, Call 9/1/2016	95,000	104,373
Cumberland County Municipal Authority, 5.000%, 1/1/2017	105,000	106,632
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	140,199
3.000%, 11/1/2018	120,000	125,089
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	100,000	114,283
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	234,288
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	307,789
Lehigh County General Purpose Authority, 3.000%, 11/1/2014	195,000	196,624
Monroe County Hospital Authority, 5.000%, 1/1/2017	260,000	281,317
Northampton County General Purpose Authority, 1.460%, 8/15/2020, Call 2/15/2020 (3)	100,000	100,153
Pennsylvania Economic Development Financing Authority:
1.750%, 12/1/2015 (3)	100,000	102,096
5.000%, 3/1/2020	200,000	227,384
Pennsylvania Turnpike Commission:
0.940%, 12/1/2020, Call 6/1/2020 (3)	200,000	200,664
1.210%, 12/1/2019, Call 6/1/2019 (3)	600,000	614,394
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	265,178
Pittsburgh Public Parking Authority, NATL-RE:
0.000%, 12/1/2014	100,000	98,968
0.000%, 12/1/2017	50,000	45,140
School District of Philadelphia, 5.000%, 9/1/2018	65,000	73,998
State Public School Building Authority, AGM:
5.000%, 6/1/2019, Call 12/1/2016	100,000	109,068
5.000%, 6/1/2024, Call 12/1/2016	200,000	215,374
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	177,907
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	101,530
York County Hospital Authority, AMBAC, 0.103%, 7/1/2021, Call 6/2/2014 (3) (14)	575,000	524,391

		5,859,343
Puerto Rico - 0.9%
Commonwealth of Puerto Rico, AGC:
5.000%, 7/1/2014	200,000	200,406
5.000%, 7/1/2015	15,000	15,395
Commonwealth of Puerto Rico, NATL-RE:
0.000%, 7/1/2014	110,000	109,344
0.000%, 7/1/2016	120,000	106,985
5.500%, 7/1/2014	60,000	60,034
5.500%, 7/1/2015	15,000	15,474
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	260,000	263,237
5.000%, 7/1/2018	75,000	77,308

		848,183

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	250,000	250,840
South Carolina - 0.9%
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	510,000	531,048
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	272,515

		803,563
South Dakota - 0.1%
City of Deadwood, 4.000%, 12/1/2014	100,000	101,304
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	84,646
5.000%, 12/15/2016	250,000	270,868
5.000%, 12/15/2019	125,000	141,116
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd:
0.460%, 10/1/2015, Call 4/1/2015 (3)	50,000	50,030
5.000%, 7/1/2018	220,000	246,343
Tennessee Energy Acquisition Corp., 5.000%, 9/1/2016	65,000	70,431

		863,434
Texas - 5.5%
Central Texas Regional Mobility Authority, 5.750%, 1/1/2015	100,000	102,780
City of Austin, 4.000%, 11/15/2016	200,000	216,494
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	58,314
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	187,072
5.000%, 8/15/2017	225,000	248,969
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	280,553
Harris County Cultural Education Facilities Finance Corp.:
0.890%, 6/1/2021 (3)	350,000	349,758
1.110%, 11/15/2015, Call 5/15/2015 (3)	400,000	400,424
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	108,198
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	68,594
Houston Higher Education Finance Corp., 0.460%, 11/16/2016, Call 5/15/2016 (3)	75,000	75,029
Lufkin Health Facilities Development Corp., 5.125%, 2/15/2016	100,000	105,444
McLennan County Public Facility Corp., 6.625%, 6/1/2035, Call 12/1/2014	500,000	526,495
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	211,996
Montgomery County Municipal Utility District No. 83, 2.000%, 9/1/2015	100,000	101,442
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	177,686
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	135,000	147,211
North Texas Tollway Authority:
0.860%, 1/1/2019, Call 7/1/2018 (3)	250,000	250,665
5.750%, 1/1/2038, Call 1/1/2018	225,000	249,367
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	47,293
Port of Port Arthur Navigation District, 0.230%, 12/1/2039, Call 6/2/2014 (3)	300,000	300,000
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2014	100,000	102,163
5.000%, 2/15/2022, Call 2/15/2017	90,000	99,200
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	135,000	142,270
Texas Municipal Gas Acquisition & Supply Corp. II, 0.856%, 9/15/2017 (3)	390,000	390,905
Texas Transportation Commission, 1.250%, 2/15/2015 (3)	75,000	75,291

		5,023,613
Virginia - 0.3%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	134,485
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	107,642
Virginia Housing Development Authority, 2.100%, 9/1/2014	25,000	25,092

		267,219
Washington - 1.0%
City of Tacoma, 5.750%, 12/1/2017	100,000	114,552
County of Spokane, AGM, 3.500%, 12/1/2014	30,000	30,495
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	165,000	188,320
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	111,024
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	160,000	144,101
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	373,862

		962,354

West Virginia - 0.1%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	120,000	125,254
Wisconsin - 2.4%
City of Chippewa Falls, 4.250%, 10/1/2016, Call 10/1/2014	100,000	100,761
City of Menasha, 4.300%, 9/1/2015	200,000	200,372
City of Nekoosa, 5.500%, 7/1/2015	75,000	77,703
City of Two Rivers, 2.250%, 4/1/2015, Call 6/30/2014	550,000	550,709
State of Wisconsin, 5.000%, 9/1/2020	175,000	207,463
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,614
3.250%, 5/1/2018	200,000	201,754
4.000%, 8/15/2018	300,000	322,278
5.250%, 8/15/2017, Call 8/15/2016	65,000	70,757
5.500%, 12/15/2020, Call 12/15/2019	80,000	93,358
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (3)	240,000	246,977

		2,202,746

Total Municipals (identified cost $90,777,384)		91,519,850

Short-Term Investments - 1.5%

Mutual Funds - 1.1%
BMO Tax-Free Money Market Fund, Class I, 0.035% (10)	1,044,670	1,044,670

Short-Term Municipals - 0.4%

New York - 0.4%
Nassau Health Care Corp., 2.250%, 1/15/2015, Call 12/1/2014	$300,000	301,452

Total Short-Term Investments (identified cost $1,346,081)		1,346,122

Total Investments - 100.7% (identified cost $92,123,465)		92,865,972
Other Assets and Liabilities - (0.7)%		(643,437)

Total Net Assets - 100.0%		$92,222,535

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 14.2%

Automobiles - 8.5%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$63,259	$63,314
AmeriCredit Auto Receivables Trust:
Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,871,211
Class C, (Series 2012-1), 2.670%, 1/8/2018	2,000,000	2,041,448
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,032,516
BMW Vehicle Lease Trust, Class A3, (Series 2014-1), 0.730%, 2/21/2017	1,160,000	1,161,940
BMW Vehicle Owner Trust, Class A3, (Series 2013-A), 0.670%, 11/27/2017	1,740,000	1,743,372
Capital Auto Receivables Asset Trust / Ally, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	1,003,105
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	491,158	499,276
Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	504,655	506,637
Class A, (Series 2013-A), 1.310%, 6/15/2020 (5) (6)	1,325,885	1,325,184
DT Auto Owner Trust, Class A, (Series 2014-1A), 0.660%, 7/17/2017 (5) (6)	753,100	753,095
Ford Credit Auto Lease Trust, Class B, (Series 2012-A), 1.610%, 10/15/2016 (5) (6)	915,000	917,312
Ford Credit Auto Owner Trust, Class A3, (Series 2014-A), 0.790%, 5/15/2018	1,430,000	1,431,081
GM Financial Leasing Trust, Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (5) (6)	2,000,000	2,005,708
Santander Drive Auto Receivables Trust, Class B, (Series 2013-1), 1.160%, 1/15/2019	587,000	588,250
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,000,000	2,003,816
Westlake Automobile Receivables Trust, Class A2, (Series 2014-1A), 0.700%, 5/15/2017 (5) (6)	1,500,000	1,500,142
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	402,155	403,257

		21,850,664
Credit Cards - 1.1%
American Express Credit Account Master Trust, Class A, (Series 2013-3), 0.980%, 5/15/2019	1,100,000	1,102,991
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,602,744

		2,705,735
Other Financial - 4.6%
Ally Master Owner Trust, Class A2, (Series 2014-1), 1.290%, 1/15/2019	1,150,000	1,153,919
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.250%, 6/17/2031 (3) (5) (6)	1,000,000	1,002,084
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.390%, 4/25/2037 (3) (5) (6)	550,001	345,629
GE Equipment Transportation LLC:
Class A4, (Series 2012-1), 1.230%, 1/22/2020	1,098,000	1,103,119
Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,419,101
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.151%, 6/17/2031 (3) (5) (6)	2,000,000	2,000,000
Kubota Credit Owner Trust, Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (5) (6)	1,250,000	1,253,281
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.829%, 10/25/2023 (3) (5) (6)	1,945,000	1,958,510
Volvo Financial Equipment LLC, Class A4, (Series 2012-1A), 1.090%, 8/15/2017 (5) (6)	710,000	712,674

		11,948,317

Total Asset-Backed Securities (identified cost $36,649,021)		36,504,716

Collateralized Mortgage Obligations - 6.8%

Federal Home Loan Mortgage Corporation - 2.0%
2.000%, 1/15/2023, (Series 4315)	1,938,159	1,968,695
2.757%, 5/25/2020, (Series K009)	1,136,336	1,182,883
3.000%, 12/15/2041, (Series 4293)	1,831,083	1,897,065

		5,048,643
Federal National Mortgage Association - 1.1%
1.250%, 6/25/2043, (Series 2013-52)	1,383,791	1,334,409
1.500%, 5/25/2043, (Series 2013-60)	1,683,276	1,620,988

		2,955,397

Government National Mortgage Association - 1.4%
1.800%, 7/16/2037, (Series 2013-179)	1,577,367	1,575,229
2.205%, 1/16/2044, (Series 2014-61)	1,981,996	1,997,906

		3,573,135
Private Sponsor - 2.3%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 5.339%, 5/20/2036 (3)	473,316	463,967
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	891,090	935,607
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	360,644	334,104
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	488,574	488,055
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.705%, 10/25/2035 (3)	161,882	162,184
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	420,312	426,783
Class 3A1, (Series 2007-A2), 2.553%, 4/25/2037 (3)	32,737	29,786
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.463%, 11/25/2034 (3)	926,128	937,683
Springleaf Mortgage Loan Trust:
Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3) (5) (6)	482,902	493,926
Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	580,282	589,555
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.613%, 5/25/2036 (3)	343,921	325,476
Class 2A4, (Series 2006-AR8), 2.624%, 4/25/2036 (3)	131,534	129,356
Class A1, (Series 2006-AR19), 5.433%, 12/25/2036 (3)	638,923	644,826

		5,961,308

Total Collateralized Mortgage Obligations (identified cost $17,487,850)		17,538,483

Commercial Mortgage Securities - 5.3%

Private Sponsor - 5.3%
Banc of America Commercial Mortgage Trust:
Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,129,820
Class A3, (Series 2007-1), 5.449%, 1/15/2049	132,468	132,669
Bear Stearns Commercial Mortgage Securities Trust:
Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	689,776	710,036
Class A4, (Series 2005-T18), 4.933%, 2/13/2042 (3)	2,293,173	2,343,169
Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,118,096	1,143,961
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.782%, 3/15/2049 (3)	1,974,086	2,125,504
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	175,605	175,438
JP Morgan Chase Commercial Mortgage Securities Trust:
Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	111,173	111,920
Class AM, (Series 2005-LDP5), 5.279%, 12/15/2044 (3)	1,650,000	1,758,184
LB-UBS Commercial Mortgage Trust:
Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	129,953	131,317
Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	359,285	370,234
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.909%, 6/11/2049 (3)	1,482,026	1,649,290
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050 (4)	1,800,000	1,799,964

Total Commercial Mortgage Securities (identified cost $13,895,101)		13,581,506

Corporate Bonds & Notes - 50.7%

Advertising - 1.2%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,691,907
WPP Finance UK, 8.000%, 9/15/2014	1,405,000	1,434,174

		3,126,081
Agriculture - 0.8%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5) (6)	2,000,000	2,017,118
Auto Manufacturers - 1.8%
PACCAR Financial Corp., 1.150%, 8/16/2016 (2)	2,000,000	2,015,972
Toyota Motor Credit Corp., 2.050%, 1/12/2017 (2)	1,500,000	1,545,391
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (5) (6)	1,000,000	1,001,667

		4,563,030

Banks - 16.8%
ANZ New Zealand Int’l, Ltd./London, 1.850%, 10/15/2015 (2) (5) (6)	1,500,000	1,525,900
ANZ New Zealand Int’l, Ltd./New Zealand, 1.400%, 4/27/2017 (5) (6)	1,000,000	1,004,581
Bank of America Corp., 1.500%, 10/9/2015 (2)	1,000,000	1,010,800
Bank of New York Mellon Corp.:
1.700%, 11/24/2014	1,625,000	1,634,448
2.950%, 6/18/2015	1,000,000	1,027,329
Bank of Nova Scotia, 2.900%, 3/29/2016	1,400,000	1,459,135
BB&T Corp.:
2.150%, 3/22/2017	1,000,000	1,025,783
3.200%, 3/15/2016 (2)	620,000	647,297
BBVA U.S. Senior SAU, 4.664%, 10/9/2015 (2)	2,000,000	2,099,370
Capital One Financial Corp., 1.000%, 11/6/2015	550,000	552,619
Citigroup, Inc.:
1.250%, 1/15/2016 (2)	1,500,000	1,509,762
4.450%, 1/10/2017 (2)	1,000,000	1,080,459
Credit Suisse/New York, 1.375%, 5/26/2017	1,000,000	1,002,397
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	2,012,532
Goldman Sachs Group, Inc., 3.625%, 2/7/2016 (2)	1,000,000	1,045,481
Huntington National Bank, 1.375%, 4/24/2017	1,000,000	1,005,015
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,893,649
JPMorgan Chase & Co., 1.125%, 2/26/2016 (2)	2,000,000	2,012,398
Morgan Stanley:
3.800%, 4/29/2016 (2)	500,000	526,677
4.000%, 7/24/2015	1,000,000	1,037,327
National Australia Bank, Ltd., 0.778%, 7/25/2016 (3)	1,500,000	1,510,453
Nordea Bank AB, 3.125%, 3/20/2017 (5) (6)	1,740,000	1,835,566
PNC Bank NA, 1.125%, 1/27/2017 (2)	1,000,000	1,005,881
PNC Funding Corp., 2.700%, 9/19/2016 (2)	700,000	729,634
Royal Bank of Canada, 1.450%, 9/9/2016	2,300,000	2,336,430
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	2,017,718
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,264,024
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,902,966
Toronto-Dominion Bank, 1.500%, 9/9/2016 (2)	1,500,000	1,526,887
Wells Fargo & Co., 1.250%, 7/20/2016 (2)	1,940,000	1,960,308
Westpac Banking Corp., 1.050%, 11/25/2016 (2)	2,000,000	2,007,178

		43,210,004
Biotechnology - 0.6%
Amgen, Inc., 2.300%, 6/15/2016	1,600,000	1,648,798
Building Materials - 0.9%
CRH America, Inc., 4.125%, 1/15/2016	2,100,000	2,210,580
Chemicals - 1.0%
Ecolab, Inc., 2.375%, 12/8/2014 (2)	2,000,000	2,021,250
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	668,069

		2,689,319
Computers - 0.6%
Hewlett-Packard Co., 3.000%, 9/15/2016	1,430,000	1,495,537
Diversified Financial Services - 3.7%
American Express Credit Corp., 2.800%, 9/19/2016 (2)	1,250,000	1,306,852
American Honda Finance Corp., 1.125%, 10/7/2016	1,000,000	1,010,014
BlackRock, Inc., 3.500%, 12/10/2014 (2)	1,240,000	1,260,701
Ford Motor Credit Co. LLC:
3.984%, 6/15/2016 (2)	1,000,000	1,059,975
4.207%, 4/15/2016 (2)	1,000,000	1,061,113
General Electric Capital Corp.:
3.350%, 10/17/2016	2,475,000	2,620,839
4.750%, 9/15/2014	250,000	253,191
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	957,498

		9,530,183
Electric - 2.6%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,379,227
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,022,670
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,033,787
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015 (2)	1,250,000	1,259,800

		6,695,484

Engineering & Construction - 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (2)	1,000,000	1,012,978
Food - 0.8%
Kraft Foods Group, Inc., 1.625%, 6/4/2015 (2)	2,000,000	2,022,958
Healthcare-Services - 0.8%
WellPoint, Inc., 1.250%, 9/10/2015 (2)	2,000,000	2,017,820
Insurance - 1.7%
American International Group, Inc., 5.050%, 10/1/2015	1,030,000	1,091,905
Berkshire Hathaway Finance Corp., 0.950%, 8/15/2016	625,000	630,410
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	770,778
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	800,000	821,855
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (2) (5) (6)	1,000,000	989,214

		4,304,162
Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp., 1.100%, 5/29/2015 (2)	1,000,000	1,008,039
Machinery-Diversified - 1.2%
John Deere Capital Corp., 1.050%, 10/11/2016 (2)	1,000,000	1,007,378
Roper Industries, Inc., 2.050%, 10/1/2018	2,000,000	2,011,360

		3,018,738
Media - 1.3%
Comcast Corp., 5.850%, 11/15/2015	1,400,000	1,509,501
DIRECTV Holdings LLC:
3.125%, 2/15/2016	1,255,000	1,305,967
3.550%, 3/15/2015 (2)	500,000	511,890

		3,327,358
Mining - 0.6%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (5) (6)	1,635,000	1,657,591
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (5) (6)	1,000,000	1,028,016
Oil & Gas - 2.5%
BP Capital Markets PLC, 0.700%, 11/6/2015	1,575,000	1,581,626
Petrobras International Finance Co.-Pifco, 2.875%, 2/6/2015	1,500,000	1,519,245
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,902,789
Woodside Finance, Ltd., 4.500%, 11/10/2014 (2) (5) (6)	1,500,000	1,524,255

		6,527,915
Oil & Gas Services - 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	998,679
Pharmaceuticals - 3.4%
AbbVie, Inc., 1.750%, 11/6/2017	1,670,000	1,685,953
Cardinal Health, Inc., 1.700%, 3/15/2018 (2)	2,000,000	2,008,590
Express Scripts Holding Co., 2.650%, 2/15/2017 (2)	1,500,000	1,559,058
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016 (2)	1,000,000	1,004,037
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (5) (6)	1,435,000	1,442,811
Zoetis, Inc., 1.150%, 2/1/2016 (2)	1,000,000	1,008,016

		8,708,465
Pipelines - 0.4%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (2)	1,000,000	1,044,057
Real Estate Investment Trusts - 0.8%
Health Care REIT, Inc., 2.250%, 3/15/2018 (2)	2,000,000	2,034,028
Retail - 0.6%
Walgreen Co., 1.000%, 3/13/2015	1,680,000	1,687,750
Semiconductors - 0.6%
Intel Corp., 1.350%, 12/15/2017 (2)	1,600,000	1,603,706
Software - 0.7%
Oracle Corp., 1.200%, 10/15/2017	1,725,000	1,724,276

Sovereign - 1.0%
Federal Home Loan Banks, 0.375%, 2/19/2016 (2)	2,500,000	2,504,997
Telecommunications - 2.5%
AT&T, Inc.:
1.700%, 6/1/2017 (2)	750,000	759,821
2.400%, 8/15/2016 (2)	1,000,000	1,032,267
British Telecommunications PLC:
1.625%, 6/28/2016	1,500,000	1,522,120
2.000%, 6/22/2015	1,000,000	1,014,969
Cisco Systems, Inc., 1.100%, 3/3/2017 (2)	800,000	804,489
Verizon Communications, Inc.:
2.000%, 11/1/2016 (2)	750,000	767,565
2.500%, 9/15/2016	500,000	517,980

		6,419,211
Transportation - 0.2%
Burlington Northern Santa Fe LLC, 4.875%, 1/15/2015	435,000	446,886

Total Corporate Bonds & Notes (identified cost $128,721,286)		130,283,764

Municipals - 1.0%

Texas - 1.0%
Dallas/Fort Worth International Airport, 1.934%, 11/1/2014	1,015,000	1,020,014
Port of Port Arthur Navigation District, 0.230%, 11/1/2040, Call 6/2/2014 (3)	1,500,000	1,500,000

Total Municipals (identified cost $2,519,990)		2,520,014

Mutual Funds - 2.6%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.750% (8)	326,711	3,005,741
Fidelity Floating Rate High Income Fund, 3.080%	372,038	3,709,221

Total Mutual Funds (identified cost $6,422,183)		6,714,962

U.S. Government & U.S. Government Agency Obligations - 13.4%

Federal Home Loan Mortgage Corporation - 2.6%
0.500%, 5/13/2016 (2)	$1,850,000	1,855,026
0.875%, 10/14/2016 (2)	1,500,000	1,511,585
1.000%, 7/28/2017 (2)	2,000,000	2,002,712
1.250%, 5/12/2017 (2)	1,250,000	1,261,703

		6,631,026

Federal National Mortgage Association - 2.5%
0.375%, 12/21/2015 (2)	2,000,000	2,003,782
0.625%, 8/26/2016	1,000,000	1,003,083
1.125%, 4/27/2017 (2)	1,000,000	1,010,269
1.250%, 9/28/2016 (2)	1,000,000	1,017,531
1.250%, 1/30/2017 (2)	1,500,000	1,522,959

		6,557,624

U.S. Treasury Bonds & Notes - 8.3%
0.500%, 7/31/2017 (2)	1,500,000	1,482,891
0.625%, 12/15/2016 (2)	1,025,000	1,025,841
0.875%, 4/30/2017 (2)	1,000,000	1,003,398
1.000%, 8/31/2016 (2)	1,500,000	1,518,105
1.000%, 9/30/2016 (2)	4,000,000	4,046,720
1.000%, 10/31/2016 (2)	2,600,000	2,628,844
1.000%, 3/31/2017 (2)	4,000,000	4,031,564
1.375%, 11/30/2015 (2)	2,000,000	2,034,922
1.500%, 6/30/2016 (2)	1,950,000	1,994,407
1.750%, 5/31/2016 (2)	1,500,000	1,541,250

		21,307,942

Total U.S. Government & U.S. Government Agency Obligations (identified cost $34,359,122)		34,496,592

U.S. Government Agency-Mortgage Securities - 1.2%

Federal National Mortgage Association - 1.2%
3.100%, 5/1/2041 (3)	423,747	447,894
3.500%, 4/1/2026	271,790	288,006
4.000%, 11/1/2031	950,747	1,022,317
5.500%, 11/1/2033	311,260	348,632
5.500%, 2/1/2034	232,774	260,680
5.500%, 8/1/2037 (2)	550,137	615,986
7.000%, 12/1/2015	7,098	7,299
7.500%, 9/1/2015	15,658	16,094
9.500%, 12/1/2024	22,955	23,837
9.500%, 1/1/2025	12,297	12,357
9.500%, 1/1/2025	15,577	15,654
10.000%, 7/1/2020	23,292	23,780
11.000%, 12/1/2015	5	5

		3,082,541
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	80,331	93,039
9.000%, 12/15/2019	15,513	17,843

		110,882

Total U.S. Government Agency-Mortgage Securities (identified cost $3,114,186)		3,193,423

Short-Term Investments - 29.3%

Certificates of Deposit - 1.0%
Barclays Bank PLC, 0.610%, 9/18/2014	2,600,000	2,603,278
Collateral Pool Investments for Securities on Loan - 23.4%
Collateral pool allocation (12)		60,196,219
Mutual Funds - 3.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	7,913,655	7,913,655

Short-Term Municipals - 1.8%

Michigan - 1.6%
County of Wayne:
2.000%, 6/1/2014	$1,975,000	1,975,000
2.750%, 6/1/2015 (4)	2,000,000	2,003,900

		3,978,900
New York - 0.2%
County of Suffolk, 1.500%, 3/26/2015	500,000	504,270

Total Short-Term Municipals		4,483,170

Total Short-Term Investments (identified cost $75,193,396)		75,196,322

Total Investments - 124.5% (identified cost $318,362,135)		320,029,782
Other Assets and Liabilities - (24.5)%		(62,895,356)

Total Net Assets - 100.0%		$257,134,426

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 98.4%

Alabama - 0.9%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$312,164
4.000%, 7/1/2021	1,895,000	2,123,916
4.375%, 10/1/2017	200,000	220,290
5.000%, 10/1/2020, Call 10/1/2018	230,000	259,567
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (7)	215,000	220,820
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	381,157
City of Birmingham, 0.000%, 3/1/2022 (13)	1,945,000	1,890,151
County of Jefferson, AGM, 0.302%, 2/1/2042, Call 7/3/2014 (3)	454,981	363,720
Health Care Authority for Baptist Health, AGC, 0.420%, 11/15/2037, Call 6/6/2014 (3) (14)	1,700,000	1,700,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,541,800

		12,013,585
Alaska - 0.7%
Alaska Housing Finance Corp., 5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,581,773
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	220,386
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	281,591
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	440,000	456,007
City of Valdez, 5.000%, 1/1/2021	5,820,000	6,855,320

		9,395,077
Arizona - 5.5%
Arizona Department of Transportation State Highway:
5.000%, 7/1/2031, Call 7/1/2018	440,000	495,449
5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,514,920
Arizona Health Facilities Authority:
1.910%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,443,210
4.000%, 1/1/2015	225,000	229,673
5.000%, 1/1/2019, Call 1/1/2017	175,000	192,421
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,538,236
5.000%, 2/1/2022	1,000,000	1,175,520
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	935,248
Arizona School Facilities Board, AMBAC:
4.000%, 7/1/2016	250,000	265,843
4.250%, 7/1/2015	575,000	595,936
5.500%, 7/1/2014	575,000	577,478
Arizona Sports & Tourism Authority:
4.000%, 7/1/2018	765,000	825,206
4.000%, 7/1/2019	135,000	145,730
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,170,561
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,467,358
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,623,225
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	206,049
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	440,896
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	3,036,083
City of Goodyear:
5.000%, 7/1/2023, Call 7/1/2020	265,000	294,696
5.125%, 7/1/2025, Call 7/1/2020	345,000	383,205
City of Peoria, 4.000%, 7/1/2019	515,000	566,294
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	557,500
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	572,560
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	215,484
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	200,436
Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	205,508

Gila County Unified School District No. 10-Payson:
5.000%, 7/1/2014 (3)	280,000	281,086
5.000%, 7/1/2015	200,000	210,282
5.000%, 7/1/2018	475,000	533,862
5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	569,345
5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	678,642
5.750%, 7/1/2028, Call 7/1/2018	800,000	928,400
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	967,593
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	552,945
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2018, Call 8/1/2015	340,000	357,605
5.000%, 8/1/2019, Call 8/1/2017	250,000	279,930
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,075,727
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	329,478
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	409,975
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	324,879
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	329,742
3.000%, 1/1/2018	325,000	339,823
4.000%, 1/1/2019	200,000	217,310
5.250%, 7/1/2032, Call 7/1/2017	170,000	177,890
Maricopa County Pollution Control Corp., 0.300%, 5/1/2029, Call 6/2/2014 (3)	2,000,000	2,000,000
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	264,898
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,039,383
Navajo County Pollution Control Corp., 5.500%, 6/1/2014 (3)	3,000,000	3,000,000
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	716,524
5.000%, 7/1/2020, Call 7/1/2018	600,000	683,214
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,181,323
5.500%, 7/1/2019 (13)	250,000	295,200
Phoenix Civic Improvement Corp., BHAC:
5.500%, 7/1/2027 (13)	500,000	631,880
5.500%, 7/1/2033 (13)	800,000	1,021,280
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (13)	555,000	671,145
5.500%, 7/1/2028 (13)	100,000	125,638
5.500%, 7/1/2031 (13)	425,000	536,070
5.500%, 7/1/2032 (13)	320,000	403,696
5.500%, 7/1/2033 (13)	395,000	497,905
5.500%, 7/1/2034 (13)	525,000	662,351
5.500%, 7/1/2036 (13)	530,000	668,399
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	546,566
4.500%, 7/1/2021, Call 7/1/2020	1,330,000	1,335,559
4.500%, 7/1/2022, Call 7/1/2020	1,395,000	1,384,705
5.250%, 7/1/2031, Call 7/1/2019	500,000	532,925
6.375%, 7/1/2028, Call 7/1/2018	290,000	300,846
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	388,603
Rio Nuevo Multipurpose Facilities District, AGC:
6.000%, 7/15/2020, Call 7/15/2018	240,000	281,146
6.500%, 7/15/2023, Call 7/15/2018	40,000	47,509
Salt River Project Agricultural Improvement & Power District:
5.000%, 1/1/2020, Call 1/1/2018	300,000	340,338
5.000%, 1/1/2032, Call 1/1/2019	1,385,000	1,555,452
Salt Verde Financial Corp.:
5.250%, 12/1/2021	75,000	86,030
5.250%, 12/1/2022	110,000	127,538
Scottsdale Industrial Development Authority:
5.000%, 9/1/2018	250,000	280,023
5.250%, 9/1/2030, Call 6/30/2014	435,000	435,400
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	886,658
Scottsdale Municipal Property Corp., AMBAC, 4.450%, 7/1/2019, Call 7/1/2017 (13)	325,000	357,308
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,110,640
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,652,100
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	225,635
Town of Marana, 5.000%, 7/1/2023	450,000	530,028

Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	315,000	332,867
University Medical Center Corp.:
5.000%, 7/1/2021	425,000	482,001
5.250%, 7/1/2014	1,000,000	1,003,330
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	514,778
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,088,252
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,116,900
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,069,860

		72,851,142
Arkansas - 1.3%
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	305,000	319,741
4.000%, 7/1/2025, Call 7/1/2021	625,000	655,206
Arkansas State University:
4.000%, 3/1/2021	390,000	429,125
4.000%, 3/1/2022	1,140,000	1,247,046
4.000%, 3/1/2023	985,000	1,079,255
City of Fayetteville, 3.300%, 11/1/2023	2,915,000	3,022,534
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	625,000	625,031
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	517,255
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,043,950
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,138,070
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,600,000	2,590,458
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	654,991
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	888,737
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,509,036
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,705
University of Arkansas:
5.000%, 12/1/2021	300,000	357,726
5.000%, 12/1/2022	520,000	622,424
5.000%, 12/1/2023, Call 12/1/2022	500,000	587,990

		17,311,280
California - 7.6%
Abag Finance Authority for Nonprofit Corps.:
5.000%, 7/1/2019	300,000	344,943
5.000%, 7/1/2020	515,000	598,481
5.000%, 7/1/2021	200,000	233,222
Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,173,160
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,476,675
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	247,721
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	366,222
Bay Area Toll Authority, 1.310%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	5,015,350
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	258,453
0.000%, 8/1/2031	615,000	254,026
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	494,585
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,200,440
California Health Facilities Financing Authority, NATL-RE, 0.000%, 7/1/2022, Call 6/2/2014 (3) (14)	3,000,000	2,861,250
California Infrastructure & Economic Development Bank, AMBAC, 0.300%, 10/1/2017, Call 6/3/2014 (3) (14)	1,000,000	958,295
California Municipal Finance Authority:
2.160%, 11/1/2016, Call 11/1/2015 (3)	330,000	330,178
4.000%, 12/1/2020	365,000	395,116
4.000%, 12/1/2021	390,000	417,885
4.000%, 12/1/2022	430,000	458,036
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,083,330
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,688,175
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	982,778
Castaic Lake Water Agency, AMBAC, 0.000%, 8/1/2021	250,000	198,900

Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	677,625
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	364,154
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	914,258
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,833,619
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,501,210
County of Los Angeles, 0.000%, 9/1/2018	750,000	695,400
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	503,160
Delhi Unified School District, 0.000%, 4/1/2019	1,300,000	1,206,088
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	592,278
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	219,456
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	516,416
East Bay Municipal Utility District, 0.260%, 12/1/2015, Call 6/1/2015 (3)	650,000	649,226
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	1,005,937
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	236,429
Fresno Unified School District, MBIA:
4.600%, 2/1/2016	105,000	111,883
6.000%, 8/1/2026	2,900,000	3,504,360
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	180,932
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,155,500
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	407,587
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	464,166
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	266,660
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	172,578
Long Beach Bond Finance Authority:
5.000%, 11/15/2017	170,000	187,383
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,126,290
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,906,835
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,476,526
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	527,331
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	697,033
Lynwood Unified School District, AGM:
5.000%, 8/1/2022	340,000	397,990
5.000%, 8/1/2023	475,000	555,123
5.000%, 8/1/2024, Call 8/1/2023	620,000	719,169
5.000%, 8/1/2025, Call 8/1/2023	760,000	877,610
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	295,581
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,255,800
Modesto Irrigation District:
5.000%, 7/1/2020	350,000	417,508
5.000%, 7/1/2021	500,000	600,320
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,155,000	838,403
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	417,755
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 8/1/2014	2,000,000	1,137,460
Northern California Gas Authority No. 1:
0.786%, 7/1/2019 (3)	3,000,000	2,919,750
0.876%, 7/1/2027 (3)	1,915,000	1,724,706
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	556,065
5.000%, 7/1/2032, Call 7/1/2022	700,000	773,808
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	442,742
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	999,660
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	225,600
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	345,133
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	225,971
San Bernardino City Unified School District, AGM:
3.750%, 8/1/2014	330,000	331,848
5.000%, 8/1/2015, Call 8/1/2014	105,000	105,758
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,202,573
San Gorgonio Memorial Health Care District:
6.500%, 8/1/2014	230,000	232,291
6.500%, 8/1/2015	310,000	331,793
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	331,112
0.000%, 6/15/2021	490,000	370,656
0.000%, 6/15/2022	505,000	361,398

Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	400,610
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,066,840
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	223,285
0.000%, 8/1/2031	470,000	233,849
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,006,512
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	376,771
4.700%, 7/1/2016	250,000	259,558
4.875%, 7/1/2018, Call 7/1/2017	900,000	967,851
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,668,875
5.250%, 7/1/2023, Call 7/1/2017	250,000	262,940
5.300%, 7/1/2026, Call 7/1/2017	350,000	365,298
State of California:
0.805%, 12/1/2017, Call 6/1/2017 (3)	2,500,000	2,523,500
5.000%, 11/1/2025, Call 11/1/2020	250,000	288,230
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,442,221
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,912,126
Successor Agency to the Richmond County Redevelopment Agency, BAM:
5.000%, 9/1/2021	310,000	357,263
5.000%, 9/1/2022	300,000	344,928
5.000%, 9/1/2023	300,000	344,187
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,537,685
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,109,400
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	332,762
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2014 (3)	1,625,000	1,625,065
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	539,683
Vallejo City Unified School District, MBIA:
5.400%, 2/1/2015	275,000	280,858
5.900%, 8/1/2018	350,000	388,951
5.900%, 8/1/2025	1,225,000	1,370,113
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	230,826
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,112,686
Watereuse Finance Authority, 5.500%, 5/1/2036, Call 5/1/2024 (4)	2,635,000	3,034,809
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	205,694
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,616,295
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	368,195
Whittier Union High School District:
0.000%, 8/1/2025, Call 8/1/2019	300,000	179,298
0.000%, 8/1/2034, Call 8/1/2019	500,000	159,330
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	85,211
0.000%, 8/1/2023	240,000	159,665
0.000%, 8/1/2024, Call 8/1/2023	330,000	212,236
0.000%, 8/1/2025, Call 8/1/2023	270,000	163,366
0.000%, 8/1/2026, Call 8/1/2023	330,000	187,285
0.000%, 8/1/2028, Call 8/1/2023	420,000	210,433
0.000%, 8/1/2030, Call 8/1/2023	515,000	226,234
0.000%, 8/1/2032, Call 8/1/2023	595,000	228,801
Yosemite Community College District, AGM:
5.000%, 8/1/2028, Call 8/1/2018	1,845,000	2,078,116
5.000%, 8/1/2032, Call 8/1/2018	1,285,000	1,415,903

		100,234,868
Colorado - 2.9%
Auraria Higher Education Center:
6.000%, 5/1/2022, Call 11/1/2019	211,000	241,346
6.000%, 5/1/2023, Call 11/1/2019	225,000	257,360
6.000%, 5/1/2024, Call 11/1/2019	238,000	271,034
City & County of Denver, 5.000%, 11/15/2021	500,000	594,545
City & County of Denver, AGC:
0.200%, 11/15/2025, Call 6/2/2014 (3) (14)	850,000	850,000
0.280%, 11/15/2025, Call 6/2/2014 (3)	5,000,000	5,000,000
0.370%, 11/15/2025, Call 6/4/2014 (3) (14)	1,500,000	1,500,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,503,497

Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2020 (13)	1,060,000	1,226,823
5.000%, 9/1/2021 (13)	865,000	1,003,668
5.000%, 9/1/2023 (13)	80,000	93,318
6.250%, 3/1/2042, Call 3/1/2020	2,000,000	2,209,240
7.400%, 12/1/2038, Call 12/1/2018	500,000	565,310
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/30/2014	2,950,000	2,955,516
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	497,311
4.000%, 12/1/2016	505,000	528,048
4.500%, 2/1/2020	455,000	499,449
5.000%, 12/1/2014 (3)	1,150,000	1,172,160
5.000%, 9/1/2018	530,000	589,312
5.000%, 9/1/2019	560,000	624,277
5.000%, 12/1/2019	300,000	334,998
5.000%, 2/1/2021	475,000	535,601
5.000%, 12/1/2021	875,000	979,799
5.000%, 9/1/2022	750,000	836,722
5.000%, 2/1/2024	545,000	618,177
5.000%, 2/1/2029, Call 2/1/2024	2,000,000	2,197,500
5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	614,341
5.250%, 1/1/2025, Call 1/1/2020	460,000	519,814
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	410,688
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	898,385
5.000%, 12/1/2021	725,000	833,699
5.000%, 12/1/2022	1,185,000	1,377,894
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	319,226	343,931
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,400,636
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	270,598
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	558,845
Public Authority for Colorado Energy, 5.750%, 11/15/2018	740,000	833,973
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,316,660

		38,064,475
Delaware - 0.2%
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,735,000	783,561
5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	320,319
5.200%, 7/1/2029, Call 7/1/2018	1,730,000	1,731,834

		2,835,714
District of Columbia - 0.2%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,098,125
District of Columbia, AGM:
5.000%, 6/1/2022, Call 12/1/2017	250,000	284,507
5.000%, 6/1/2023, Call 12/1/2017	250,000	284,508

		2,667,140
Florida - 7.0%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,378,736
5.000%, 6/1/2019	2,615,000	3,042,631
5.375%, 6/1/2016	250,000	274,228
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,133,506
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,123,470
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,151,960
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,086,080
City of Gulf Breeze:
1.750%, 12/1/2015 (3)	11,795,000	12,008,489
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,251,940
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,520,000
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	475,000
City of North Port, 5.000%, 7/1/2022	200,000	235,392
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	578,265
City of Sunrise, 4.000%, 10/1/2019	540,000	581,531
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	837,541

0.000%, 10/1/2020	975,000	874,906
0.000%, 10/1/2021	175,000	151,482
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,305,740
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	381,515
County of Bay, 3.500%, 9/1/2016	315,000	310,514
County of Brevard, AMBAC:
5.000%, 7/1/2015	355,000	367,308
5.000%, 7/1/2016	910,000	982,600
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (7)	740,000	779,886
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,283,160
County of Madison, 2.000%, 11/1/2014, Call 6/30/2014	9,640,000	9,644,049
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,240,005
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	480,656
5.000%, 4/1/2029, Call 4/1/2019	350,000	380,065
5.000%, 10/1/2029, Call 10/1/2019	400,000	439,292
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,192,830
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (13)	475,000	525,455
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	345,600
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	688,163
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	976,174
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,858,187
5.000%, 10/1/2021	1,110,000	1,280,196
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,085,950
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,053,633
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,033,870
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	655,000	678,141
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	500,000	526,005
5.000%, 7/1/2021, Call 1/1/2016 (7)	330,000	343,075
5.250%, 7/1/2028, Call 1/1/2018	1,520,000	1,605,850
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	300,280
Florida’s Turnpike Enterprise, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,520,175
Highlands County Health Facilities Authority:
5.000%, 11/15/2015	400,000	427,492
5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	552,560
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	311,272
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,077,382
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,184,020
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	321,510
Orlando-Orange County Expressway Authority, AGM, 5.000%, 7/1/2025, Call 7/1/2022	3,500,000	4,077,710
Pinellas County Educational Facilities Authority:
3.000%, 10/1/2014	580,000	583,521
4.000%, 10/1/2016	350,000	371,154
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	159,794
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	864,871
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,840,425
State Board of Administration Finance Corp., 5.000%, 7/1/2014	620,000	622,418
Town of Davie:
5.000%, 4/1/2021	615,000	700,553
5.000%, 4/1/2022	830,000	941,876
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,020,490
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,615,373
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	792,612
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	504,220
Volusia County School Board:
5.000%, 8/1/2030, Call 8/1/2024 (4)	1,750,000	1,969,520
5.000%, 8/1/2031, Call 8/1/2024 (4)	2,350,000	2,629,861

		91,882,165
Georgia - 3.5%
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,297,189
Burke County Development Authority, 1.400%, 4/1/2015 (3)	135,000	135,876
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,104,266
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,811,298

City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,131,550
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,811,450
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,120,250
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,108,240
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,188,410
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,316,980
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	262,580
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	503,150
5.000%, 2/1/2017	875,000	920,045
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,516,360
5.000%, 7/1/2021	1,155,000	1,321,828
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,385,500
Fulton County Development Authority:
5.000%, 3/15/2016	1,615,000	1,745,460
5.250%, 3/15/2024, Call 3/15/2019	1,020,000	1,148,551
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	145,000	146,234
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	899,055
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,559,344
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,434,774
5.000%, 3/15/2021	5,400,000	6,096,816
5.250%, 9/15/2018	250,000	281,522
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	640,078
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,231,351
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,018,434
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 6/30/2014	300,000	306,882
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	819,644
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,359,273
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,119,060

		45,741,450
Hawaii - 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	124,540
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	301,952

		426,492
Idaho - 0.5%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	215,542
7.375%, 6/1/2034, Call 6/1/2018	340,000	376,003
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,154,790
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	594,645
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 6/30/2014 (7)	365,000	365,259
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,326,196

		6,032,435
Illinois - 10.0%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,171,562
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	887,855
Chicago O’Hare International Airport, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,050,009
Chicago Park District, 5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,195,023
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	260,000	285,652
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,472,657
City of Chicago, 0.400%, 1/1/2034, Call 6/2/2014 (3)	6,545,000	6,545,000
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	218,252
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,065,110
City of Springfield, 5.000%, 12/1/2022	905,000	1,044,931
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	25,324
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,093,360
5.000%, 3/1/2020, Call 3/1/2017	100,000	109,195

Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2033, Call 6/1/2022	500,000	509,255
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	174,300
0.000%, 12/1/2029, Call 12/1/2024	400,000	207,440
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	551,180
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	686,130
0.000%, 12/1/2032, Call 12/1/2024	1,000,000	430,490
0.000%, 12/1/2033, Call 12/1/2024	1,000,000	404,520
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,583,941
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	689,648
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	497,030
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,551,689
0.000%, 12/1/2029	2,580,000	1,338,762
0.000%, 12/1/2030	2,830,000	1,389,530
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	287,397
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,660,000	3,099,113
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	539,561
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,173,060
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,374,825
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,503,958
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,569,915
County of Cook:
5.000%, 11/15/2023	1,000,000	1,175,140
5.250%, 11/15/2023, Call 11/15/2020	350,000	399,812
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	288,498
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	700,000	787,213
5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,269,864
5.500%, 1/1/2038, Call 1/1/2023	825,000	907,772
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	508,224
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	256,548
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	520,010
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	138,251
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	469,942
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	448,051
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	493,040
Illinois Finance Authority:
1.300%, 5/8/2017 (3)	1,000,000	1,006,030
2.700%, 5/15/2016	375,000	379,628
4.000%, 10/1/2016	345,000	364,468
5.000%, 5/1/2015	2,095,000	2,147,815
5.000%, 11/15/2027, Call 11/15/2022	500,000	551,355
5.000%, 11/15/2028, Call 11/15/2022	500,000	548,295
5.250%, 3/1/2019	250,000	285,720
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,561,983
5.250%, 2/15/2030, Call 2/15/2020	250,000	265,373
5.375%, 10/1/2021, Call 10/1/2020	1,000,000	1,107,900
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,164,096
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,039,992
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,608,190
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	274,725
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	950,000	810,901
0.000%, 1/1/2021	255,000	214,052
5.150%, 1/1/2019	420,000	485,318
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	373,994
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (7)	1,830,000	1,902,944
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 9/1/2014	500,000	502,885

Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	1,022,027	988,832
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,110,370
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	2,010,163
Illinois State Toll Highway Authority, 5.500%, 1/1/2033, Call 1/1/2018	300,000	337,596
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,039,213
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	750,830
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	1,043,235
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,593,094
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	508,075
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	291,354
0.000%, 12/1/2028	335,000	165,865
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	177,896
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	346,400
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,653
0.000%, 1/1/2017	190,000	181,062
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	304,294
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (13)	3,470,000	3,470,104
0.000%, 12/15/2023	855,000	617,139
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	379,003
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,451,208
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,327,491
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	463,260
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,199,609
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	680,117
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	796,226
State of Illinois:
5.000%, 1/1/2015	250,000	256,790
5.000%, 1/1/2015	600,000	616,296
5.000%, 1/1/2015	300,000	308,148
5.000%, 1/1/2016	500,000	534,435
5.000%, 3/1/2020	500,000	567,885
5.000%, 4/1/2024, Call 4/1/2023	500,000	560,935
5.000%, 6/1/2024, Call 12/1/2016	360,000	387,032
5.000%, 1/1/2025, Call 1/1/2016	275,000	286,677
5.250%, 6/15/2034, Call 6/15/2019	3,595,000	4,003,787
6.500%, 6/15/2022	480,000	565,910
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	397,218
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	242,923
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,136,020
5.000%, 1/1/2021	1,000,000	1,136,400
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,610,877
Village of Bolingbrook, NATL-RE:
0.000%, 1/1/2020, Call 1/1/2015	15,000	11,705
0.000%, 1/1/2020, Call 1/1/2015	185,000	142,396
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	293,224
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	154,910
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	704,538
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 6/30/2014	1,065,000	1,066,363
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	453,305
4.000%, 10/1/2019	420,000	443,268
4.000%, 10/1/2020	615,000	648,358
5.000%, 10/1/2022, Call 10/1/2021	730,000	806,635
5.000%, 10/1/2023, Call 10/1/2021	685,000	749,000

5.000%, 10/1/2024, Call 10/1/2021	425,000	461,567
5.000%, 10/1/2025, Call 10/1/2021	920,000	992,404
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	347,982
Village of Justice, AMBAC:
0.000%, 1/1/2015	545,000	536,814
0.000%, 1/1/2021	635,000	468,763
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	148,519
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	477,371
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	697,643
0.000%, 1/1/2019	695,000	596,734
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,671,460
0.000%, 11/1/2021	300,000	237,300
0.000%, 11/1/2022	250,000	187,048
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,103,064
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2017	870,000	781,399
0.000%, 12/1/2020	1,180,000	896,942
0.000%, 12/1/2023	900,000	572,679
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	600,595
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	572,027
Will, Grundy, Etc. Counties Community College District No. 525:
5.000%, 6/1/2038, Call 12/1/2023	150,000	161,750
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,856,450
5.750%, 6/1/2023, Call 6/1/2018	315,000	352,135
5.750%, 6/1/2028, Call 6/1/2018	170,000	187,598

		132,229,071
Indiana - 3.3%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	703,100
Carmel Redevelopment Authority:
5.000%, 7/1/2023, Call 7/1/2020	350,000	393,985
5.000%, 2/1/2027, Call 2/1/2016	545,000	587,624
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	493,421
City of Greenwood:
4.000%, 10/1/2017	225,000	240,525
4.250%, 10/1/2020, Call 10/1/2018	820,000	879,876
4.625%, 10/1/2024, Call 10/1/2018	520,000	551,616
City of Rockport, 1.750%, 6/1/2018 (3) (4)	1,500,000	1,502,310
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,137,830
County of Knox, 4.000%, 4/1/2018	250,000	266,795
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,086,950
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	235,010
4.500%, 7/1/2018	220,000	243,236
Dyer Redevelopment Authority, CIFG:
5.250%, 7/15/2021, Call 7/15/2015	650,000	667,322
5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,257,242
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	730,139
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,153,494
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,879,728
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	697,177
Greencastle School Building Corp., State Aid Withholding:
3.000%, 1/15/2016	625,000	649,569
4.000%, 7/15/2018	680,000	743,016
Hammond Local Public Improvement Bond Bank:
5.000%, 8/15/2014	500,000	504,340
5.000%, 2/15/2015	1,090,000	1,122,297
Indiana Bond Bank, 0.720%, 10/15/2022 (3)	1,650,000	1,528,840
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	800,000	843,000
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	259,308

4.900%, 1/1/2016	350,000	369,859
5.000%, 8/15/2020	700,000	781,963
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,494,379
5.250%, 10/1/2024, Call 10/1/2021	710,000	846,206
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,150,710
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,817,637
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	558,595
Indiana Health Facility Financing Authority, AMBAC, 0.105%, 5/1/2031, Call 6/17/2014 (3) (14)	600,000	501,236
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	569,760
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,937,246
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	277,139
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	201,142
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	594,735
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	493,939
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,008,014
4.000%, 7/15/2021, Call 1/15/2020	375,000	400,429
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	739,770
Michigan City School Building Corp., NATL-RE State Aid Withholding, 5.000%, 1/15/2025, Call 7/15/2017	2,000,000	2,225,080
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,079,600
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	227,776
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	626,054
South Bend Community School Corp., NATL State Aid Withholding, 4.125%, 7/15/2019, Call 7/15/2017	450,000	490,685

		42,749,704
Iowa - 0.2%
City of Coralville, 2.000%, 6/1/2015	250,000	250,318
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	425,000	426,789
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	715,000	731,030
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,627,956

		3,036,093
Kansas - 0.4%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	368,200
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	110,000	118,375
Kansas Development Finance Authority:
4.000%, 11/15/2015	225,000	237,215
5.000%, 11/15/2020, Call 11/15/2019	800,000	924,616
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,060,260
5.750%, 11/15/2034, Call 11/15/2014	600,000	608,928
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	546,754
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	680,000	690,737
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,102,020

		5,657,105
Kentucky - 0.2%
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	909,848
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,657,965

		2,567,813
Louisiana - 1.9%
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	745,566
4.000%, 10/1/2021	675,000	721,359
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	1,080,000	1,162,069
5.200%, 6/1/2039, Call 6/1/2017 (7)	75,000	75,031
6.550%, 6/1/2040, Call 6/1/2018	620,000	634,967
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	815,264
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	956,448
Louisiana State Citizens Property Insurance Corp.:
3.000%, 6/1/2015	370,000	375,920
3.000%, 6/1/2016	545,000	563,268

Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,742,811
4.000%, 3/1/2021	3,585,000	3,829,318
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	767,913
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	211,500
State of Louisiana:
0.576%, 5/1/2018, Call 11/1/2017 (3)	7,000,000	7,023,240
5.000%, 6/15/2031, Call 6/15/2023	1,000,000	1,130,150
5.000%, 6/15/2032, Call 6/15/2023	1,000,000	1,126,820
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	561,889

		24,443,533
Maine - 0.0%
City of Portland, 5.000%, 7/1/2022	300,000	339,978
Maryland - 0.2%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	465,327
5.750%, 7/1/2034, Call 7/1/2021	775,000	866,938
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	490,000	532,581

		1,864,846
Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.090%, 12/1/2030, Call 6/5/2014 (3) (14)	7,375,000	6,503,400
0.090%, 12/1/2030, Call 6/2/2014 (3) (14)	1,350,000	1,190,453
Massachusetts Development Finance Agency:
5.000%, 7/1/2014	500,000	501,560
5.000%, 7/1/2015	925,000	962,833
5.000%, 1/1/2023, Call 1/1/2017	650,000	709,839
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,642,697
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	470,000	492,428
4.750%, 1/1/2016	345,000	367,184
5.000%, 1/1/2017	420,000	459,560
5.100%, 1/1/2018 (7)	200,000	220,558
5.250%, 1/1/2019	675,000	772,031
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,526,659

		17,349,202
Michigan - 4.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,037,099
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	575,277
Charter Township of Northville:
2.000%, 4/1/2016	370,000	376,334
4.000%, 4/1/2021	400,000	434,020
4.000%, 4/1/2022	240,000	258,355
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,097,600
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	495,000	494,604
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	95,961
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	75,732
City of Detroit Sewage System Revenue, NATL-RE:
5.250%, 7/1/2022, Call 7/1/2017	1,250,000	1,254,875
5.500%, 7/1/2015	100,000	101,909
City of Detroit Water Supply System Revenue, 5.250%, 7/1/2025, Call 7/1/2021	110,000	110,705
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	256,328
5.000%, 7/1/2019, Call 7/1/2016	50,000	51,185
5.000%, 7/1/2020, Call 7/1/2016	720,000	730,166
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,706
5.000%, 7/1/2023, Call 7/1/2016	200,000	202,032
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,061,103
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (3)	725,000	731,076
5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,539,639
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,009,550
6.000%, 7/1/2014	300,000	300,285

City of Grand Rapids, 5.000%, 1/1/2034, Call 1/1/2023	735,000	827,639
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	258,115
City of Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	603,888
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	950,558
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	425,205
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,834,251
5.250%, 5/1/2027, Call 5/1/2021	600,000	674,886
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,771,576
Holland School District, AGM, 3.750%, 5/1/2034, Call 5/1/2024 (4)	2,190,000	2,150,711
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,105,190
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	431,791
Jenison Public Schools:
5.000%, 5/1/2021	500,000	582,640
5.000%, 5/1/2022, Call 5/1/2021	560,000	657,619
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,103,780
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,107,130
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,150,680
5.000%, 5/1/2020	1,825,000	2,128,643
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,867,776
Michigan Finance Authority:
3.000%, 11/1/2015	2,000,000	2,054,360
5.000%, 6/1/2016	1,450,000	1,540,088
5.000%, 11/1/2020	2,000,000	2,252,680
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	130,000	131,516
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	414,604
Michigan State Building Authority, NATL-RE FGIC:
0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,118,220
0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,068,256
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,118,370
5.000%, 5/1/2021	450,000	532,233
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,982,846
5.000%, 5/1/2021	1,155,000	1,345,898
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	320,152
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,362,626
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	913,483
3.000%, 5/1/2018	855,000	893,219
3.000%, 5/1/2019	340,000	354,521
3.250%, 5/1/2020	90,000	94,240
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	676,774
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	550,370
5.250%, 5/1/2019, Call 5/1/2018	400,000	452,172
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	578,324
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,315,356

		57,546,927
Minnesota - 1.1%
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	382,031
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,239,295
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	497,341
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	245,674
City of Winona, 3.750%, 7/1/2021	170,000	177,079
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	105,000	111,722
3.650%, 6/1/2021, Call 12/1/2020	70,000	69,432
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	173,752
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	261,455
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	319,872
Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	421,521

Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,543,108
Minnesota Higher Education Facilities Authority:
3.000%, 10/1/2014	400,000	403,504
4.000%, 10/1/2016	250,000	259,792
5.000%, 10/1/2017	250,000	275,615
5.000%, 10/1/2018	220,000	246,336
5.000%, 10/1/2019	400,000	455,116
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	820,000	867,380
4.000%, 7/1/2040, Call 1/1/2022	1,330,000	1,389,930
5.000%, 7/1/2038, Call 7/1/2018	35,000	35,688
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,472,963	1,433,311
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	899,427	848,474
5.000%, 1/1/2031, Call 7/1/2021	885,000	940,737
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	350,000	369,012
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	168,764
Northfield Hospital & Skilled Nursing, 5.500%, 11/1/2015	900,000	940,050
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	137,318

		14,213,309
Mississippi - 1.1%
Mississippi Business Finance Corp., 1.510%, 12/1/2036, Call 6/2/2014 (3)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	200,000	201,852
5.000%, 10/1/2023	2,750,000	3,191,952
Mississippi Development Bank, AGM:
4.000%, 7/1/2014	750,000	752,002
5.000%, 7/1/2020, Call 7/1/2017	520,000	569,390
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	145,000	147,520
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	420,000	450,589
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	741,133

		14,554,438
Missouri - 2.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,544,280
Cass County, 5.000%, 5/1/2015	880,000	897,380
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	568,405
5.000%, 9/1/2022, Call 9/1/2019	340,000	385,615
5.000%, 9/1/2023, Call 9/1/2019	300,000	338,982
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,092,240
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,365,442
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,075,347
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	308,249
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	562,940
County of Jackson, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,094,820
Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,175,853
Independence School District, State Aid Direct Deposit, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,308,340
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	898,549
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	568,800
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	655,000	692,217
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	205,000	207,052
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	960,000	998,631
4.000%, 5/1/2027, Call 5/1/2021	925,000	961,787
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	535,580
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	859,980
Missouri State Health & Educational Facilities Authority:
3.000%, 2/15/2015	1,785,000	1,805,224
3.500%, 2/15/2017	1,430,000	1,496,781
3.750%, 2/15/2018	950,000	1,005,110
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,079,950

Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	800,415
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	2,900,000	2,933,234
Stone County Reorganized School District No. 4 Reeds Spring, State Aid Direct Deposit:
5.000%, 3/1/2030, Call 3/1/2020 (4)	1,000,000	1,124,360
5.000%, 3/1/2031, Call 3/1/2020 (4)	750,000	840,300
5.000%, 3/1/2032, Call 3/1/2020 (4)	1,000,000	1,114,770

		34,640,633
Montana - 0.2%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,508,682
Montana State Board of Regents:
5.000%, 11/15/2022, Call 11/15/2021	200,000	235,564
5.000%, 11/15/2023, Call 11/15/2021	250,000	291,855
5.000%, 11/15/2024, Call 11/15/2021	375,000	436,676
5.000%, 11/15/2025, Call 11/15/2021	255,000	295,068

		2,767,845
Nebraska - 0.5%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,085,180
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,138,980
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	845,220
5.000%, 1/1/2026, Call 1/1/2018	750,000	841,028
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,113,100

		6,023,508
Nevada - 2.0%
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	758,183
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	216,848
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,775,360
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,425,010
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,374,732
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,134,590
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	311,355
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	452,857
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,228,230
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,102,400
Las Vegas Valley Water District:
0.200%, 6/1/2036, Call 6/2/2014 (3)	2,000,000	2,000,000
5.000%, 6/1/2028, Call 6/1/2022	3,000,000	3,441,900
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,048,729
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,845,000	1,974,796
4.500%, 10/1/2039, Call 4/1/2019	325,000	330,723
5.375%, 10/1/2039, Call 4/1/2019	780,000	837,697
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	515,000

		25,928,410
New Hampshire - 0.9%
New Hampshire Business Finance Authority, 0.330%, 10/1/2040, Call 6/2/2014 (3)	5,000,000	5,000,000
New Hampshire Health & Education Facilities Authority, 0.260%, 10/1/2030, Call 6/2/2014 (3)	3,130,000	3,130,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	1,105,000	1,150,228
4.800%, 7/1/2028, Call 1/1/2022	1,880,000	2,053,373
6.000%, 7/1/2038, Call 1/1/2018 (7)	390,000	404,984

		11,738,585
New Jersey - 2.4%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	352,821
City of Passaic:
3.000%, 5/1/2015	400,000	407,032
4.000%, 5/1/2017	280,000	298,360
JPMorgan Chase Putters/Drivers Trust, 0.240%, 6/1/2021 (3) (5) (6)	5,920,000	5,920,000
New Jersey Economic Development Authority:
0.350%, 11/1/2031, Call 6/2/2014 (3)	890,000	890,000
1.260%, 5/1/2036, Call 6/2/2014 (3)	3,230,000	3,230,000

1.760%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,048,060
5.000%, 6/15/2015	60,000	62,734
5.000%, 6/15/2019	3,000,000	3,459,720
5.000%, 6/15/2020	1,500,000	1,732,305
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	545,605
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,007,400
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (7)	2,500,000	2,500,275
5.500%, 12/1/2025, Call 12/1/2021 (7)	3,130,000	3,454,800
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	795,000	836,562
New Jersey Transportation Trust Fund Authority:
5.000%, 6/15/2022	500,000	587,650
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,571,597
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	933,964
New Jersey Transportation Trust Fund Authority, BHAC:
0.000%, 12/15/2024	100,000	70,043
0.000%, 12/15/2028	100,000	59,121
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	131,238

		32,099,287
New Mexico - 1.1%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	695,970
New Mexico Finance Authority:
5.000%, 6/1/2024, Call 6/1/2018	375,000	428,171
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,724,576
5.700%, 6/1/2026, Call 6/1/2018	465,000	546,119
5.800%, 6/1/2027, Call 6/1/2018	825,000	960,556
5.875%, 6/1/2028, Call 6/1/2018	250,000	294,778
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,122,080
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,359,024	1,332,523
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (7)	510,000	526,682
5.650%, 9/1/2039, Call 3/1/2019	680,000	720,773
6.000%, 9/1/2039, Call 3/1/2019	880,000	918,315
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	1,030,000	1,120,681
5.350%, 3/1/2030, Call 9/1/2020	2,435,000	2,688,508

		14,079,732
New York - 3.8%
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	949,648
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,297,827
City of New York, AGC, 0.490%, 10/1/2021, Call 6/2/2014 (3) (14)	100,000	100,000
City of New York, AGM:
0.350%, 8/1/2026, Call 6/5/2014 (3) (14)	275,000	275,000
0.440%, 8/1/2026, Call 6/4/2014 (3) (14)	350,000	350,000
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	234,079
County of Rockland, 2.000%, 3/17/2015	3,100,000	3,125,978
Housing Development Corp., GNMA COLL FHA, 5.250%, 5/1/2030, Call 6/30/2014	1,595,000	1,599,115
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	657,048
Metropolitan Transportation Authority, AGM, 0.704%, 5/15/2018, Call 11/15/2017 (3)	4,000,000	4,006,680
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	736,405
New York City Municipal Water Finance Authority, 0.260%, 6/15/2032, Call 6/16/2014 (3)	8,000,000	8,000,000
New York City Transitional Finance Authority, AGM, 0.470%, 11/1/2027, Call 6/6/2014 (3) (14)	600,000	600,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	478,591
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	366,572
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	579,510
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	714,969
New York State Dormitory Authority, NATL-RE, 0.120%, 7/1/2029, Call 6/2/2014 (3) (14)	3,450,000	3,002,500
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	9,962,421
Rensselaer County Industrial Development Agency, 0.240%, 10/30/2035, Call 6/2/2014 (3)	7,785,000	7,785,000
State of New York, NATL-RE FGIC:
0.090%, 2/15/2022, Call 6/5/2014 (3) (14)	245,000	234,043
0.090%, 2/13/2032, Call 6/5/2014 (3) (14)	2,630,000	2,512,155
Suffolk County Judicial Facilities Agency:
4.000%, 11/1/2014	400,000	405,008
5.000%, 11/1/2015	1,000,000	1,054,050

Upper Mohawk Valley Regional Water Finance Authority:
4.000%, 4/1/2020	295,000	325,745
4.000%, 4/1/2021	360,000	395,813

		49,748,157
North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	922,768
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	635,626
5.000%, 10/1/2022, Call 10/1/2021	500,000	595,340
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,176,600
5.000%, 10/1/2024, Call 10/1/2021	835,000	976,340
5.000%, 10/1/2026, Call 10/1/2021	440,000	506,519
County of Chatham, County Guarantee:
5.000%, 12/1/2022	200,000	243,160
5.000%, 12/1/2023	200,000	245,046
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	286,100
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,631,596
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,923,795
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	261,355
North Carolina Eastern Municipal Power Agency:
4.200%, 1/1/2019	1,710,000	1,905,367
6.000%, 1/1/2022	300,000	370,878
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	430,000	466,141
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	930,000	980,797
North Carolina Medical Care Commission:
3.000%, 10/1/2014	700,000	706,482
4.000%, 6/1/2020	470,000	505,748
5.000%, 6/1/2027, Call 6/1/2022	500,000	564,150
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	446,452
Orange County Public Facilities:
4.000%, 10/1/2019	1,000,000	1,128,560
5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,322,575
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,555,000	1,703,674

		19,505,069
North Dakota - 2.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	657,473
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,550,178
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,882,912
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,438,733
City of Grand Forks:
4.000%, 12/1/2019	535,000	577,650
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,058,210
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	178,864
City of Williston, 2.500%, 11/1/2015, Call 11/1/2014	1,150,000	1,153,289
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	3,235,000	3,319,434
3.750%, 7/1/2034, Call 7/1/2022	1,215,000	1,248,242
4.125%, 1/1/2026, Call 1/1/2021	980,000	1,028,010
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,594,789
4.000%, 6/1/2023	2,440,000	2,697,884
4.000%, 6/1/2024, Call 6/1/2023	2,440,000	2,689,685
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,252,596
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,690,000	1,729,309
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,455,000	1,603,963
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,720,940
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,819,958

		33,202,119
Ohio - 2.5%
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	434,196
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,627,493
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,367,726

City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	480,305
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,082,420
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,076,950
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,056,620
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	287,280
0.000%, 12/1/2025	600,000	412,842
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,168,320
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	337,875
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	685,000
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	950,000	1,115,633
County of Lorain, AMBAC:
0.303%, 10/1/2030 (3) (14)	4,350,000	3,881,344
0.310%, 10/1/2030 (3) (14)	500,000	446,619
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	680,000	794,852
County of Richland, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	281,185
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,379,860
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	563,064
3.500%, 12/1/2017	295,000	307,316
4.500%, 12/1/2018	885,000	955,844
New Albany Community Authority:
4.000%, 10/1/2019	900,000	987,129
4.000%, 10/1/2020	590,000	647,619
5.000%, 10/1/2022	1,000,000	1,167,170
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,278,153
Ohio Higher Educational Facility Commission:
4.000%, 1/15/2015	500,000	510,740
4.000%, 12/1/2020	1,050,000	1,119,174
4.000%, 12/1/2021	795,000	845,785
4.000%, 12/1/2022	845,000	896,207
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,715,000	1,871,288
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,501,025
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,344,431

		32,911,465
Oklahoma - 1.0%
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	2,915,000	2,947,765
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	200,000	206,000
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,310,600
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,828,167
4.000%, 9/1/2018	415,000	448,934
4.000%, 9/1/2019	740,000	803,292
4.000%, 9/1/2020	700,000	757,785
4.000%, 9/1/2021	805,000	867,895
Oklahoma Housing Finance Agency, GNMA, 2.500%, 3/1/2022	755,000	763,056
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	405,000	435,934
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	75,000	78,208
Pittsburg County Economic Development Authority, AMBAC, 4.000%, 12/1/2017, Call 12/1/2015	300,000	311,703

		12,759,339
Oregon - 1.0%
Astoria Hospital Facilities Authority:
3.000%, 8/1/2014	735,000	737,286
3.000%, 8/1/2015	760,000	775,770
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,121,310
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	788,649
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,169,067
0.000%, 3/1/2021	1,215,000	993,360
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,585,280

Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	203,427
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,004,220
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	287,938
5.000%, 9/1/2022	505,000	579,432
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,405,240
State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (7)	670,000	677,497

		13,328,476
Pennsylvania - 2.2%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	241,043
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	555,395
City of Pittsburgh:
4.000%, 9/1/2016	415,000	445,212
4.000%, 9/1/2021	750,000	821,993
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	272,033
Clarion County Industrial Development Authority, 1.050%, 5/1/2016, Call 11/1/2015	3,000,000	3,003,330
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,594,521
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	388,062
5.000%, 5/1/2022	430,000	458,892
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	609,828
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,640,865
6.250%, 11/15/2029, Call 11/15/2019	715,000	820,126
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,390,000	1,597,430
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (3)	500,000	500,100
1.750%, 12/1/2015 (3)	1,400,000	1,429,344
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,415,648
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	493,932
0.000%, 1/1/2021	600,000	466,338
5.000%, 1/1/2022	305,000	347,605
Pennsylvania Housing Finance Agency, 5.000%, 10/1/2019	450,000	521,559
Pennsylvania Turnpike Commission:
0.000%, 12/1/2034, Call 12/1/2020 (13)	365,000	377,366
1.040%, 12/1/2021, Call 6/1/2021 (3)	5,000,000	5,044,650
4.000%, 12/1/2023, Call 12/1/2019	200,000	209,850
5.000%, 6/1/2021, Call 6/1/2019	715,000	813,141
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,134,500
Philadelphia Gas Works Co., 5.250%, 8/1/2019, Call 8/1/2014	400,000	402,656
St. Mary Hospital Authority:
5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,046,515
5.250%, 11/15/2016, Call 11/15/2014	250,000	255,653
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	513,785

		29,421,372
Puerto Rico - 0.8%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	215,531
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	2,001,304
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,800,000	2,834,860
5.000%, 4/1/2016	2,255,000	2,306,166
5.000%, 7/1/2018	150,000	154,617
5.000%, 7/1/2021	125,000	125,586
6.250%, 7/1/2026, Call 7/1/2016	225,000	227,727
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	300,303
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	317,199
Puerto Rico Sales Tax Financing Corp., 5.250%, 8/1/2027, Call 8/1/2019	3,000,000	2,601,930

		11,085,223
Rhode Island - 1.1%
Rhode Island Health & Educational Building Corp., 3.000%, 9/1/2014	1,250,000	1,254,200
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	1,560,000	1,637,719
Rhode Island Housing & Mortgage Finance Corp., AGM, 5.500%, 10/1/2049, Call 4/1/2017 (7)	2,350,000	2,431,075

Rhode Island Student Loan Authority:
3.950%, 12/1/2017	250,000	270,850
4.000%, 12/1/2022, Call 12/1/2021 (7)	2,885,000	2,969,733
4.200%, 12/1/2018, Call 12/1/2017	600,000	649,794
4.250%, 12/1/2020, Call 12/1/2017	500,000	528,740
4.250%, 12/1/2025, Call 12/1/2021 (7)	2,205,000	2,233,246
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,059,250
4.750%, 12/1/2028, Call 12/1/2021 (7)	1,000,000	1,023,410
4.750%, 12/1/2029, Call 12/1/2021 (7)	680,000	692,872

		14,750,889
South Carolina - 1.4%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	849,136
5.250%, 1/1/2028, Call 1/1/2022	475,000	547,969
County of Dorchester:
5.000%, 10/1/2022	480,000	574,853
5.000%, 10/1/2026, Call 10/1/2022	400,000	463,640
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,219,260
5.000%, 11/1/2030, Call 11/1/2020	500,000	548,115
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	448,503
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,064,170
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	630,544
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	500,008
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,149,360
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	328,212
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,999,640
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	250,000	269,130
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	795,000	835,092
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,135,400
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	300,675
Spartanburg Sanitation Sewer District:
5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,698,285
5.000%, 3/1/2031, Call 3/1/2023	1,250,000	1,408,137
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	980,712
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	256,970

		18,207,811
South Dakota - 0.8%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	245,662
6.750%, 12/1/2031, Call 12/1/2019	500,000	554,455
7.000%, 12/1/2035, Call 12/1/2019	750,000	836,865
South Dakota Health & Educational Facilities Authority:
4.500%, 9/1/2018	500,000	535,825
4.500%, 9/1/2020	900,000	972,558
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,159,456
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,067,240
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,102,810
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,034,968
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	532,535
3.900%, 11/1/2030, Call 11/1/2023	535,000	545,127
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,345,132

		10,932,633
Tennessee - 1.5%
Franklin Public Building Authority, 0.300%, 6/1/2037, Call 6/2/2014 (3)	3,200,000	3,200,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	556,140
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	487,417

Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,185,000	5,885,701
5.250%, 9/1/2021	3,810,000	4,366,755
5.250%, 9/1/2022	250,000	286,858
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	930,000	965,944
4.000%, 7/1/2039, Call 1/1/2024	1,000,000	1,095,460
4.125%, 1/1/2025, Call 1/1/2021	935,000	993,307
4.500%, 7/1/2028, Call 1/1/2020	595,000	619,740
4.750%, 7/1/2027, Call 1/1/2017 (7)	195,000	198,970
5.000%, 7/1/2023, Call 7/1/2017 (7)	390,000	410,276
5.000%, 1/1/2027, Call 7/1/2019	640,000	665,050

		19,731,618
Texas - 6.9%
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/2/2014 (3)	365,000	365,000
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,126,020
5.250%, 4/1/2021, Call 4/1/2020	400,000	457,404
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	643,660
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	110,000	113,286
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,329,735
City of Houston, 5.000%, 9/1/2033, Call 6/30/2014	2,855,000	2,861,909
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	351,520
City of Houston, XLCA, 0.300%, 7/1/2032 (3) (7) (14)	475,000	429,578
City of San Antonio, 0.460%, 11/1/2017 (3)	1,600,000	1,600,368
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	627,768
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,284,097
Coastal Bend Health Facilities Development Corp., AGM, 0.400%, 7/1/2031, Call 6/5/2014 (3) (14)	175,000	175,000
Corpus Christi Busines & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,164,870
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,340,204
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,375,950
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,090,490
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,706,880
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	764,647
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	382,494
Dallas/Fort Worth International Airport:
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,588,200
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,242,060
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,362,948
Denton Independent School District, PSF, 0.310%, 8/15/2022, Call 8/15/2016 (3) (5) (6)	3,450,000	3,450,000
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,075,570
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,139,662
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	759,294
Grand Parkway Transportation Corp.:
0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	714,060
0.000%, 10/1/2032, Call 10/1/2028 (13)	375,000	265,575
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,588,044
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,659,880
Harris County Cultural Education Facilities Finance Corp.:
0.810%, 6/1/2020 (3)	2,000,000	2,000,920
0.890%, 6/1/2021 (3)	2,400,000	2,398,344
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,744,757
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,163,192
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	616,275
La Vernia Higher Education Finance Corp.:
4.375%, 8/15/2015	200,000	203,582
4.750%, 8/15/2016	180,000	184,403
5.000%, 8/15/2017	150,000	157,067
5.000%, 8/15/2018	150,000	159,005
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,256,912
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	771,377
Midland Independent School District, PSF:

5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,490,494
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,112,979
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	516,379
3.000%, 5/15/2019	510,000	529,023
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	464,891
North Texas Tollway Authority:
0.860%, 1/1/2019, Call 7/1/2018 (3)	1,750,000	1,754,655
5.750%, 1/1/2038, Call 1/1/2018	3,105,000	3,441,271
6.125%, 1/1/2031, Call 1/1/2016	400,000	425,580
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,896,137
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	558,780
Port of Port Arthur Navigation District, 0.230%, 12/1/2039, Call 6/2/2014 (3)	13,500,000	13,500,000
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	161,591
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	373,331
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2018	230,000	264,104
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	539,730
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020 (4)	400,000	448,460
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,277,940
Texas Public Finance Authority:
5.000%, 7/1/2019, Call 7/1/2014	875,000	878,150
5.000%, 7/1/2019, Call 7/1/2014	725,000	727,552
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 6/30/2014	1,000,000	359,020
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	285,000	294,280
Upper Trinity Regional Water District, AGM:
4.000%, 8/1/2020	200,000	216,426
4.000%, 8/1/2021	170,000	182,687

		91,105,467
Utah - 1.4%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	988,916
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,155,170
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	365,095
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	565,000
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,638,010
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,402,926
Jordan Valley Water Conservancy District:
5.000%, 10/1/2025 (4)	335,000	383,913
5.000%, 10/1/2026 (4)	350,000	397,744
5.000%, 10/1/2028 (4)	385,000	433,452
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,440,828
Utah Housing Corp.:
5.250%, 7/1/2028, Call 1/1/2017 (7)	515,000	529,343
5.800%, 7/1/2028, Call 1/1/2017 (7)	1,140,000	1,179,763
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,108,660
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,469,234
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,109,557
Utah Transit Authority, 1.350%, 6/15/2017, Call 12/15/2016	3,745,000	3,787,056

		18,954,667
Vermont - 0.2%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,880,000	2,034,047
Virginia - 0.4%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	568,975
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	848,287
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,986,239
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,105,970

		4,509,471
Washington - 1.1%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	150,679
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	448,035

King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	711,797
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,106,660
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	228,010
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	150,000	150,872
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,225,576
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,171,417
Snohomish County Public Utility District No. 1, 5.000%, 12/1/2021, Call 6/1/2020	1,000,000	1,158,200
State of Washington:
4.000%, 7/1/2018	1,495,000	1,670,468
4.100%, 7/1/2022, Call 1/1/2019	440,000	477,787
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (5) (6)	740,000	666,466
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,140,580
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (7)	750,000	761,730
3.050%, 12/1/2022 (7)	200,000	203,300
3.150%, 6/1/2023, Call 12/1/2022 (7)	330,000	335,174
3.150%, 12/1/2023, Call 12/1/2022 (7)	150,000	152,352
3.300%, 6/1/2024, Call 12/1/2022 (7)	20,000	20,402
3.450%, 6/1/2025, Call 12/1/2022 (7)	845,000	867,570
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	593,809
5.000%, 12/1/2022	510,000	580,227

		14,821,111
West Virginia - 0.5%
City of Princeton:
4.000%, 5/1/2016	715,000	736,743
5.000%, 5/1/2017	875,000	951,641
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,716,000
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,692,673
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	649,692

		6,746,749
Wisconsin - 3.6%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	544,479
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	116,207
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	533,560
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 6/30/2014	405,000	405,709
State of Wisconsin:
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,343,700
5.000%, 5/1/2027, Call 5/1/2022	1,500,000	1,762,830
5.750%, 5/1/2029, Call 5/1/2019	1,090,000	1,284,641
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,670,337
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,305,574
Wisconsin Center District, AGM:
5.250%, 12/15/2023	205,000	240,153
5.250%, 12/15/2027	1,570,000	1,834,419
Wisconsin Health & Educational Facilities Authority:
3.750%, 10/1/2017	255,000	277,088
4.200%, 8/15/2018	1,000,000	1,094,460
4.750%, 10/15/2029, Call 10/15/2021	605,000	651,252
5.000%, 4/15/2016	1,000,000	1,078,900
5.000%, 8/15/2018	1,000,000	1,114,620
5.000%, 6/1/2019	1,035,000	1,086,502
5.000%, 6/1/2019	2,860,000	3,261,286
5.000%, 7/1/2019	990,000	1,120,878
5.000%, 8/15/2019	250,000	287,105
5.000%, 8/15/2019	955,000	1,076,610
5.000%, 8/15/2020	1,060,000	1,200,164
5.000%, 8/15/2021	1,160,000	1,313,143
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,882,818
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,081,436
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,429,950
5.250%, 8/15/2018, Call 8/15/2016	500,000	540,310
5.250%, 4/1/2023, Call 4/1/2018	365,000	388,875
5.250%, 12/15/2029, Call 12/15/2019	80,000	87,784
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,850,290

Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,990,273
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (7)	1,605,000	1,762,049

		47,617,402
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,084,920
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	561,735

		1,646,655

Total Municipals (identified cost $1,252,464,165)		1,296,305,582

Mutual Funds - 0.4%
BlackRock Long-Term Municipal Advantage Trust, 6.578%	56,500	641,840
BlackRock Muni Intermediate Duration Fund, Inc. 5.619%	55,000	810,150
BlackRock Municipal Bond Trust, 6.284%	38,400	603,648
BlackRock Municipal Income Quality Trust, 6.577%	47,800	683,540
BlackRock Municipal Income Trust, 6.593%	47,000	653,770
BlackRock MuniHoldings Quality Fund, Inc., 6.216%	80,000	1,059,200
BlackRock MuniYield Quality Fund, Inc., 6.413%	50,000	765,000
Eaton Vance Municipal Income Term Trust, 5.036%	42,000	714,000

Total Mutual Funds (identified cost $5,408,471)		5,931,148

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Tax-Free Money Market Fund, Class I, 0.035% (10)	19,890,791	19,890,791

Total Short-Term Investments (identified cost $19,890,791)		19,890,791

Total Investments - 100.3% (identified cost $1,277,763,427)		1,322,127,521
Other Assets and Liabilities - (0.3)%		(4,225,205)

Total Net Assets - 100.0%		$1,317,902,316

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.410%, 8/25/2031, (Series T-32) (3)	$392,701	$383,932

Total Asset-Backed Securities (identified cost $392,701)		383,932

Collateralized Mortgage Obligations - 13.9%

Federal Home Loan Mortgage Corporation - 0.1%
5.000%, 5/15/2033, (Series 2791)	123,436	127,566
Federal National Mortgage Association - 3.5%
0.550%, 4/25/2034, (Series 2004-25) (3)	496,416	500,037
1.250%, 6/25/2043, (Series 2013-52)	795,282	766,902
1.500%, 5/25/2043, (Series 2013-42)	2,120,056	1,989,000
1.500%, 6/25/2043, (Series 2013-54)	876,122	824,595
4.000%, 10/25/2032, (Series 2003-28)	23,078	23,568
4.000%, 3/25/2041, (Series 2012-21)	636,420	677,597

		4,781,699
Government National Mortgage Association - 0.8%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,047,057
Private Sponsor - 9.5%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,563,507	1,622,158
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	891,090	935,607
Chase Mortgage Finance Trust, Class 7A1, (Series 2007-A2), 5.067%, 7/25/2037 (3)	1,094,577	1,035,559
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,465,540	1,463,982
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	354,947	349,333
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	395,679	398,031
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.463%, 11/25/2034 (3)	1,708,686	1,730,004
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	1,073,479	1,070,603
Class A1, (Series 2006-AR19), 5.433%, 12/25/2036 (3)	1,189,643	1,200,635
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,787,920	1,806,666
Class A8, (Series 2007-11), 6.000%, 8/25/2037	1,367,974	1,367,158

		12,979,736

Total Collateralized Mortgage Obligations (identified cost $18,800,668)		18,936,058

Commercial Mortgage Securities - 3.7%

Private Sponsor - 3.7%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,027,109
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.036%, 5/25/2045 (3) (5) (6)	2,000,000	2,065,518
JPMBB Commercial Mortgage Securities Trust, Class AS, (Series 2014-C19), 4.243%, 4/15/2047 (3)	1,500,000	1,590,217
Wachovia Bank Commercial Mortgage Trust:
Class APB, (Series 2005-C16), 4.692%, 10/15/2041	10,040	10,036
Class APB, (Series 2005-C18), 4.807%, 4/15/2042	433,262	437,774

Total Commercial Mortgage Securities (identified cost $5,070,888)		5,130,654

U.S. Government Agency-Mortgage Securities - 76.7%

Federal Home Loan Mortgage Corporation - 27.9%
3.000%, 2/1/2029	2,915,538	3,032,906
3.000%, 12/1/2042	1,770,144	1,759,612

3.500%, 4/1/2042	128,807	132,868
3.500%, 2/1/2044	5,945,176	6,128,376
4.000%, 10/1/2031 (2)	3,042,737	3,254,411
4.000%, 12/1/2040	732,674	776,736
4.000%, 11/1/2043 (2)	4,850,622	5,142,329
4.000%, 1/1/2044	1,973,017	2,091,671
4.000%, 2/1/2044	3,965,264	4,209,041
4.500%, 9/1/2031	905,540	999,881
4.500%, 3/1/2039	1,172,826	1,278,057
4.500%, 5/1/2039 (2)	2,425,326	2,654,764
4.500%, 7/1/2040	62,471	68,452
4.500%, 11/1/2040	1,591,695	1,735,048
4.500%, 2/1/2041 (2)	2,186,167	2,368,441
5.000%, 12/1/2022	359,438	388,659
5.000%, 1/1/2040	541,720	603,152
5.500%, 11/1/2018	389,254	413,344
5.500%, 10/1/2021	390,583	427,512
5.500%, 7/1/2035	92,591	103,836
6.000%, 12/1/2036	95,264	106,870
6.000%, 12/1/2037	50,811	56,758
6.500%, 9/1/2016	19,150	19,851
7.500%, 4/1/2024	76,302	88,156
7.500%, 4/1/2027	37,594	44,307
8.000%, 8/1/2030	48,219	57,250
8.500%, 9/1/2024	38,835	44,721
9.000%, 6/1/2019	28,660	30,709
9.500%, 2/1/2025	20,691	20,954

		38,038,672
Federal National Mortgage Association - 46.1%
2.567%, 2/1/2044 (2) (3)	4,872,206	5,036,453
3.000%, 8/1/2032	351,259	361,129
3.000%, 9/1/2032	2,660,577	2,736,970
3.000%, 12/1/2042	2,393,614	2,377,885
3.000%, 2/1/2043	504,414	501,566
3.000%, 5/1/2043	2,865,776	2,841,623
3.500%, 7/1/2032	785,359	827,319
3.500%, 5/1/2042 (2)	1,808,153	1,866,815
3.500%, 10/1/2042 (2)	2,378,604	2,455,773
3.500%, 10/1/2042	1,355,647	1,400,487
3.500%, 5/1/2043 (2)	3,763,524	3,893,316
3.500%, 10/1/2043 (4)	5,872,172	6,062,682
4.000%, 11/1/2031	1,584,578	1,703,862
4.000%, 2/1/2041 (2)	2,572,006	2,730,125
4.000%, 3/1/2041	464,098	492,629
4.000%, 11/1/2041	1,462,515	1,554,813
4.000%, 9/1/2043	1,931,758	2,053,737
4.000%, 5/1/2044	3,994,510	4,240,081
4.500%, 6/1/2039	2,102,980	2,300,696
4.500%, 8/1/2041 (2)	2,747,185	2,974,325
4.500%, 6/1/2042	1,877,761	2,054,954
5.000%, 5/1/2018	385,163	409,703
5.000%, 3/1/2035	857,418	953,549
5.000%, 5/1/2042 (2)	2,152,556	2,390,439
5.500%, 1/1/2023	330,082	367,786
5.500%, 10/1/2024	511,303	569,707
5.500%, 2/1/2036	415,276	465,159
5.500%, 7/1/2036	824,442	923,707
5.500%, 8/1/2037 (2)	1,468,184	1,643,920
6.000%, 10/1/2016	61,071	63,226
6.000%, 9/1/2021	481,905	528,984
6.000%, 5/1/2039	1,477,310	1,665,927
6.500%, 9/1/2016	38,106	39,486
6.500%, 9/1/2016	84,596	87,653
6.500%, 8/1/2030	786,891	897,169
6.500%, 12/1/2031	43,967	49,582
6.500%, 11/1/2037	222,529	243,355

7.000%, 3/1/2029	92,112	106,136
7.000%, 7/1/2029	266,278	311,864
7.000%, 2/1/2030	196,068	220,032
7.500%, 10/1/2030	37,362	42,429
8.000%, 10/1/2028	327,997	376,641
8.000%, 4/1/2030	72,651	88,164

		62,911,858
Government National Mortgage Association - 2.7%
5.000%, 4/15/2034	561,414	621,809
5.500%, 9/15/2033	1,174,788	1,323,698
6.000%, 12/20/2033	1,346,694	1,555,852
7.000%, 8/15/2031	67,483	75,227
9.500%, 10/15/2024	19,506	20,374

		3,596,960

Total U.S. Government Agency-Mortgage Securities (identified cost $102,345,462)		104,547,490

Short-Term Investments - 36.5%

Collateral Pool Investments for Securities on Loan - 26.8%
Collateral pool allocation (12)		36,511,382
Mutual Funds - 9.7%
BMO Government Money Market Fund, Class I, 0.010% (10)	13,217,277	13,217,277

Total Short-Term Investments (identified cost $49,728,659)		49,728,659

Total Investments - 131.1% (identified cost $176,338,378)		178,726,793
Other Assets and Liabilities - (31.1)%		(42,362,893)

Total Net Assets - 100.0%		$136,363,900

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 4.0%

Automobiles - 0.6%
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2011-1), 1.980%, 9/20/2017	$850,832	$856,391
Other Financial - 3.4%
Ally Master Owner Trust:
Class A, (Series 2010-2), 4.250%, 4/15/2017 (5) (6)	2,500,000	2,566,152
Class A, (Series 2010-4), 1.221%, 8/15/2017 (3)	2,000,000	2,018,256

		4,584,408

Total Asset-Backed Securities (identified cost $5,459,482)		5,440,799

Corporate Bonds & Notes - 65.5%

Aerospace/Defense - 1.3%
L-3 Communications Corp., 5.200%, 10/15/2019	1,500,000	1,693,854
Auto Manufacturers - 0.4%
Hyundai Capital America, 4.000%, 6/8/2017 (5) (6)	500,000	536,320
Banks - 15.2%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,522,298
Banco Santander Chile, 1.127%, 4/11/2017 (3) (5) (6)	1,000,000	1,000,704
Bank of America Corp., 0.487%, 10/14/2016 (2) (3)	1,000,000	995,715
Barclays Bank PLC, 0.806%, 2/17/2017 (3)	1,500,000	1,508,682
BNP Paribas SA, 2.985%, 12/20/2014 (3)	1,500,000	1,521,588
Goldman Sachs Group, Inc.:
1.425%, 4/30/2018 (3)	1,000,000	1,017,105
4.000%, 3/3/2024 (2)	1,000,000	1,020,027
HSBC Holdings PLC, 4.250%, 3/14/2024 (2)	1,000,000	1,032,102
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	1,000,000	1,120,337
Itau Unibanco Holding SA/Cayman Island, 6.200%, 4/15/2020 (2) (5) (6)	1,000,000	1,097,500
Mizuho Financial Group Cayman 3, Ltd., 4.600%, 3/27/2024 (5) (6)	1,000,000	1,035,738
Morgan Stanley:
0.707%, 10/15/2015 (3)	1,000,000	1,001,485
4.100%, 5/22/2023 (2)	1,000,000	1,008,797
5.000%, 11/24/2025	1,250,000	1,329,476
Standard Chartered PLC, 5.200%, 1/26/2024 (2) (5) (6)	1,000,000	1,066,138
Wells Fargo & Co., 2.625%, 12/15/2016 (2)	1,700,000	1,773,073
Westpac Banking Corp., 0.557%, 5/19/2017 (3)	1,500,000	1,502,430

		20,553,195
Chemicals - 1.2%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2) (5) (6)	1,600,000	1,676,000
Diversified Financial Services - 2.7%
General Electric Capital Corp., 0.420%, 10/6/2015 (3)	1,500,000	1,498,821
Jefferies Group LLC, 5.125%, 1/20/2023	1,000,000	1,069,890
Nomura Holdings, Inc., 1.683%, 9/13/2016 (3)	1,000,000	1,017,672

		3,586,383
Electric - 2.3%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,518,655
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,033,787
FirstEnergy Corp., 2.750%, 3/15/2018 (2)	500,000	506,238

		3,058,680
Environmental Control - 1.5%
Waste Management, Inc., 6.375%, 3/11/2015	2,000,000	2,091,172

Food - 1.9%
Delhaize Group SA, 4.125%, 4/10/2019	1,000,000	1,056,772
H.J. Heinz Co., 4.250%, 10/15/2020 (5) (6)	1,500,000	1,503,750

		2,560,522
Gas - 0.4%
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (5) (6)	500,000	504,375
Healthcare-Products - 1.4%
Hospira, Inc., 5.800%, 8/12/2023 (2)	1,000,000	1,126,374
Life Technologies Corp., 4.400%, 3/1/2015	750,000	771,547

		1,897,921
Healthcare-Services - 1.6%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,174,862
Quest Diagnostics, Inc., 4.250%, 4/1/2024 (2)	1,000,000	1,029,147

		2,204,009
Holding Companies-Diversified - 1.4%
Leucadia National Corp., 5.500%, 10/18/2023 (2)	1,800,000	1,926,043
Insurance - 1.6%
Principal Life Global Funding II, 0.597%, 5/27/2016 (3) (5) (6)	1,000,000	1,005,229
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,124,069

		2,129,298
Internet - 0.9%
Expedia, Inc., 5.950%, 8/15/2020	1,100,000	1,229,278
Iron/Steel - 2.6%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	1,000,000	1,083,310
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023 (2)	1,000,000	1,026,424
Samarco Mineracao SA, 4.125%, 11/1/2022 (2) (5) (6)	1,500,000	1,428,750

		3,538,484
Machinery-Diversified - 0.8%
Xylem, Inc., 3.550%, 9/20/2016	1,000,000	1,055,278
Media - 2.9%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,000,000	1,040,611
NBCUniversal Media LLC, 4.375%, 4/1/2021	1,300,000	1,439,793
Walt Disney Co., 0.537%, 5/30/2019 (3) (4)	1,500,000	1,503,324

		3,983,728
Mining - 4.2%
Barrick Gold Corp., 4.100%, 5/1/2023	1,000,000	976,453
BHP Billiton Finance USA, Ltd., 0.484%, 9/30/2016 (3)	1,700,000	1,702,973
Freeport-McMoRan Copper & Gold, Inc.:
3.100%, 3/15/2020 (2)	1,000,000	1,002,482
3.550%, 3/1/2022 (2)	750,000	738,870
Kinross Gold Corp., 5.950%, 3/15/2024 (5) (6)	1,250,000	1,285,408

		5,706,186
Oil & Gas - 0.8%
Petrobras International Finance Co., 5.750%, 1/20/2020 (2)	1,000,000	1,067,500
Packaging & Containers - 0.8%
Ball Corp., 5.000%, 3/15/2022 (2)	1,100,000	1,141,250
Pharmaceuticals - 4.4%
Endo Finance LLC, 5.750%, 1/15/2022 (5) (6)	1,000,000	1,027,500
Express Scripts Holding Co., 2.650%, 2/15/2017 (2)	1,000,000	1,039,372
Merck & Co., Inc., 0.416%, 5/18/2016 (3)	1,500,000	1,504,940
Mylan, Inc., 4.200%, 11/29/2023	900,000	934,803
Pfizer, Inc., 5.350%, 3/15/2015	1,400,000	1,453,572

		5,960,187
Pipelines - 3.8%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (2)	2,000,000	2,132,812
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	1,000,000	974,085

Sunoco Logistics Partners Operations LP, 3.450%, 1/15/2023 (2)	2,000,000	1,974,654

		5,081,551
Real Estate Investment Trusts - 4.3%
Duke Realty LP, 3.875%, 2/15/2021	1,000,000	1,042,543
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,310,247
Hospitality Properties Trust, 4.650%, 3/15/2024	600,000	619,190
Senior Housing Properties Trust:
4.750%, 5/1/2024	1,000,000	1,024,961
6.750%, 4/15/2020 (2)	1,500,000	1,747,623

		5,744,564
Telecommunications - 6.3%
CenturyLink, Inc., 5.625%, 4/1/2020 (2)	1,000,000	1,065,000
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,563,634
Frontier Communications Corp., 7.125%, 1/15/2023	1,000,000	1,040,000
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (5) (6)	1,000,000	1,088,750
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,044,981
Verizon Communications, Inc.:
1.763%, 9/15/2016 (3)	500,000	514,221
5.150%, 9/15/2023 (2)	2,000,000	2,255,714

		8,572,300
Transportation - 0.8%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5) (6)	1,000,000	1,051,398

Total Corporate Bonds & Notes (identified cost $85,762,592)		88,549,476

U.S. Government & U.S. Government Agency Obligations - 12.8%

U.S. Treasury Bonds & Notes - 12.8%
1.250%, 2/29/2020 (2)	10,000,000	9,726,560
1.625%, 1/15/2018 (2)	2,255,360	2,463,453
2.000%, 4/30/2016 (2)	5,000,000	5,158,790

Total U.S. Government & U.S. Government Agency Obligations (identified cost $17,553,154)		17,348,803

U.S. Government Agency-Mortgage Securities - 11.1%

Federal Home Loan Mortgage Corporation - 9.1%
3.500%, 10/1/2043 (2)	3,899,529	4,019,693
3.500%, 2/1/2044 (2)	3,963,450	4,085,584
4.000%, 4/1/2044 (2)	4,009,228	4,250,335

		12,355,612
Federal National Mortgage Association - 2.0%
3.000%, 7/1/2043 (2)	2,420,160	2,399,762
5.500%, 8/1/2037 (2)	259,091	290,104

		2,689,866

Total U.S. Government Agency-Mortgage Securities (identified cost $14,738,430)		15,045,478

Short-Term Investments - 48.0%

Collateral Pool Investments for Securities on Loan - 42.3%
Collateral pool allocation (12)		57,169,951
Mutual Funds - 5.7%
BMO Prime Money Market Fund, Class I, 0.010% (10)	7,726,670	7,726,670

Total Short-Term Investments (identified cost $64,896,621)		64,896,621

Total Investments - 141.4% (identified cost $188,410,279)	191,281,177
Other Assets and Liabilities - (41.4)%	(56,011,365)

Total Net Assets - 100.0%	$135,269,812

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.0%

Automobiles - 2.0%
Ally Auto Receivables Trust, Class A4, (Series 2011-1), 2.230%, 3/15/2016	$1,023,052	$1,027,937
Hyundai Auto Receivables Trust:
Class A4, (Series 2010-A), 2.450%, 12/15/2016	1,097,920	1,105,433
Class A4, (Series 2010-B), 1.630%, 3/15/2017	1,186,450	1,194,571

Total Asset-Backed Securities (identified cost $3,331,488)		3,327,941

Corporate Bonds & Notes - 90.4%

Advertising - 0.8%
WPP Finance UK, 8.000%, 9/15/2014	1,225,000	1,250,436
Agriculture - 0.5%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	164,013
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	315,059
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	303,147

		782,219
Auto Manufacturers - 1.1%
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (5) (6)	1,000,000	1,041,250
5.625%, 2/1/2023 (2) (5) (6)	450,000	474,187
Nissan Motor Acceptance Corp., 0.935%, 9/26/2016 (3) (5) (6)	250,000	251,864

		1,767,301
Banks - 14.7%
ABN AMRO Bank NV, 1.028%, 10/28/2016 (3) (5) (6)	750,000	756,296
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	800,000	815,000
Banco Santander Chile, 1.127%, 4/11/2017 (3) (5) (6)	1,000,000	1,000,704
BanColombia SA, 6.125%, 7/26/2020	500,000	545,625
Bank of America Corp.:
1.054%, 3/22/2016 (3)	1,500,000	1,510,902
1.103%, 4/1/2019 (2) (3)	1,000,000	1,005,414
6.875%, 4/25/2018 (2)	250,000	296,207
Citigroup, Inc.:
0.505%, 6/9/2016 (3)	1,000,000	989,358
0.775%, 3/10/2017 (3)	750,000	750,514
Deutsche Bank AG/London, 0.698%, 5/30/2017 (3)	1,000,000	1,001,042
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,206,862
Goldman Sachs Group, Inc.:
6.750%, 10/1/2037 (2)	1,000,000	1,203,681
7.500%, 2/15/2019	300,000	367,682
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	500,000	560,169
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (5) (6)	1,400,000	1,449,000
JPMorgan Chase & Co.:
1.285%, 3/20/2015 (3)	1,500,000	1,511,518
4.625%, 5/10/2021 (2)	300,000	332,461
Morgan Stanley:
5.500%, 1/26/2020	1,000,000	1,142,702
5.500%, 7/28/2021	1,000,000	1,145,072
6.000%, 4/28/2015	500,000	524,182
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (4) (5) (6)	1,000,000	1,010,000
Turkiye Is Bankasi, 7.850%, 12/10/2023 (5) (6)	250,000	278,125
Wachovia Corp.:
0.565%, 10/28/2015 (3)	750,000	751,260
5.250%, 8/1/2014	1,250,000	1,259,740

Wells Fargo & Co.:
0.428%, 10/28/2015 (3)	1,500,000	1,501,953
1.155%, 6/26/2015 (3)	1,000,000	1,009,317

		23,924,786
Beverages - 0.6%
PepsiCo, Inc., 0.437%, 2/26/2016 (3)	1,000,000	1,001,538
Biotechnology - 1.5%
Amgen, Inc.:
0.608%, 5/22/2017 (3)	1,000,000	1,001,329
4.850%, 11/18/2014	1,500,000	1,530,815

		2,532,144
Chemicals - 3.1%
Braskem America Finance Co., 7.125%, 7/22/2041 (2) (5) (6)	1,000,000	1,027,500
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2) (5) (6)	500,000	523,750
Dow Chemical Co., 8.550%, 5/15/2019	250,000	322,770
Lubrizol Corp., 5.500%, 10/1/2014 (2)	750,000	762,597
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	1,500,000	1,605,000
OCP SA, 6.875%, 4/25/2044 (2) (5) (6)	800,000	840,000

		5,081,617
Commercial Services - 1.7%
ADT Corp.:
4.125%, 6/15/2023 (2)	500,000	468,750
4.875%, 7/15/2042	1,000,000	836,250
McGraw-Hill, Inc., 6.550%, 11/15/2037	1,400,000	1,464,005

		2,769,005
Cosmetics/Personal Care - 1.2%
Procter & Gamble Co., 4.950%, 8/15/2014	2,000,000	2,019,190
Diversified Financial Services - 9.9%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (5) (6)	1,250,000	1,260,938
American Express Credit Corp., 5.125%, 8/25/2014	2,000,000	2,022,134
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (2) (5) (6)	250,000	306,660
6.625%, 8/15/2019 (5) (6)	350,000	419,518
Ford Motor Credit Co. LLC, 1.474%, 5/9/2016 (2) (3)	1,000,000	1,016,296
General Electric Capital Corp.:
0.607%, 7/10/2015 (3)	2,000,000	2,007,226
4.875%, 3/4/2015 (2)	1,000,000	1,034,375
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	102,662
Jefferies Group, LLC:
6.500%, 1/20/2043 (2)	2,000,000	2,182,962
8.500%, 7/15/2019 (2)	250,000	312,738
Legg Mason, Inc.:
5.500%, 5/21/2019	1,000,000	1,131,124
5.625%, 1/15/2044	750,000	817,330
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	500,000	556,058
Nomura Holdings, Inc., 1.683%, 9/13/2016 (3)	1,500,000	1,526,508
SLM Corp., 7.250%, 1/25/2022 (2)	1,250,000	1,385,937

		16,082,466
Electric - 1.9%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,068,400
Georgia Power Co., 0.553%, 3/15/2016 (3)	500,000	499,787
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (5) (6)	1,500,000	1,556,029

		3,124,216
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	307,978
Food - 4.3%
Campbell Soup Co., 0.525%, 8/1/2014 (3)	2,000,000	2,001,176
General Mills, Inc., 5.200%, 3/17/2015	1,300,000	1,348,256
HJ Heinz Finance Co., 7.125%, 8/1/2039 (5) (6)	1,000,000	1,090,000
Kroger Co., 0.756%, 10/17/2016 (3)	1,000,000	1,002,944
Nabisco, Inc., 7.550%, 6/15/2015	1,500,000	1,608,187

		7,050,563

Forest Products & Paper - 0.2%
International Paper Co., 8.700%, 6/15/2038	250,000	377,213
Healthcare-Products - 1.2%
Hospira, Inc., 5.800%, 8/12/2023 (2)	1,000,000	1,126,374
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	850,000	826,625

		1,952,999
Healthcare-Services - 0.9%
Humana, Inc., 8.150%, 6/15/2038	850,000	1,241,072
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	169,861

		1,410,933
Holding Companies-Diversified - 1.7%
Alfa SAB de C.V., 6.875%, 3/25/2044 (5) (6)	1,000,000	1,100,000
Leucadia National Corp.:
5.500%, 10/18/2023	1,000,000	1,070,024
6.625%, 10/23/2043	500,000	535,060

		2,705,084
Insurance - 3.6%
Aflac, Inc., 8.500%, 5/15/2019	300,000	388,909
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	328,639
Berkshire Hathaway, Inc., 0.924%, 8/15/2014 (3)	1,500,000	1,502,286
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	395,051
Primerica, Inc., 4.750%, 7/15/2022	500,000	547,414
Prudential Financial, Inc., 5.100%, 9/20/2014	1,500,000	1,521,189
Voya Financial, Inc., 5.500%, 7/15/2022 (2)	1,000,000	1,149,140

		5,832,628
Internet - 1.2%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,117,525
Netflix, Inc., 5.750%, 3/1/2024 (5) (6)	750,000	791,250

		1,908,775
Iron/Steel - 4.2%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	1,000,000	1,083,310
ArcelorMittal:
6.000%, 3/1/2021 (2)	500,000	540,000
7.500%, 10/15/2039 (2)	1,000,000	1,087,500
Cliffs Natural Resources, Inc., 4.875%, 4/1/2021 (2)	1,000,000	993,793
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (2) (5) (6)	1,000,000	1,060,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	1,000,000	1,043,750
Vale Overseas, Ltd., 6.875%, 11/21/2036	1,000,000	1,115,733

		6,924,086
Lodging - 0.7%
Hyatt Hotels Corp., 5.375%, 8/15/2021 (2)	1,000,000	1,126,411
Machinery-Diversified - 0.6%
CNH Capital LLC, 3.625%, 4/15/2018 (2)	1,000,000	1,030,000
Media - 3.9%
CBS Corp., 8.875%, 5/15/2019	250,000	324,644
DIRECTV Holdings LLC, 6.350%, 3/15/2040	750,000	895,994
NBCUniversal Enterprise, Inc., 0.764%, 4/15/2016 (3) (5) (6)	1,000,000	1,006,008
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	1,294,878
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,076
Walt Disney Co., 0.537%, 5/30/2019 (3) (4)	2,500,000	2,505,540

		6,315,140
Mining - 3.0%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (2)	1,000,000	1,005,862
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	1,000,000	1,161,582
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (2)	100,000	131,731
Southern Copper Corp., 7.500%, 7/27/2035 (2)	1,250,000	1,468,246
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	1,093,303

		4,860,724

Oil & Gas - 6.4%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	500,000	564,375
Ecopetrol SA, 7.375%, 9/18/2043	1,000,000	1,232,500
Hess Corp., 8.125%, 2/15/2019	300,000	379,629
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	1,000,000	973,750
Nabors Industries, Inc., 4.625%, 9/15/2021 (2)	1,000,000	1,079,563
Nexen Energy ULC, 5.875%, 3/10/2035	1,000,000	1,133,421
Petrobras Global Finance BV, 4.375%, 5/20/2023 (2)	1,000,000	957,975
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,218,085
Rowan Cos., Inc., 5.400%, 12/1/2042	1,000,000	1,004,612
Transocean, Inc., 7.500%, 4/15/2031	250,000	299,601
Valero Energy Corp.:
6.625%, 6/15/2037 (2)	1,000,000	1,252,997
9.375%, 3/15/2019	250,000	329,328

		10,425,836
Oil & Gas Services - 0.3%
Weatherford International, Ltd.:
9.625%, 3/1/2019	250,000	330,978
9.875%, 3/1/2039 (2)	100,000	157,838

		488,816
Packaging & Containers - 1.5%
Ball Corp., 5.000%, 3/15/2022 (2)	2,000,000	2,075,000
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	300,206

		2,375,206
Pharmaceuticals - 2.5%
Endo Finance LLC, 7.000%, 7/15/2019 (5) (6)	1,500,000	1,616,250
Forest Laboratories, Inc., 4.375%, 2/1/2019 (5) (6)	900,000	976,500
Pfizer, Inc., 5.350%, 3/15/2015	1,500,000	1,557,399

		4,150,149
Pipelines - 1.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	327,573
Energy Transfer Partners LP:
6.500%, 2/1/2042 (2)	1,500,000	1,782,362
9.000%, 4/15/2019	250,000	322,219
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (2)	150,000	194,052
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	250,000	237,500

		2,863,706
Real Estate Investment Trusts - 2.6%
Duke Realty LP, 7.375%, 2/15/2015	950,000	994,750
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,048,198
5.750%, 8/15/2022	1,500,000	1,631,167
Hospitality Properties Trust, 4.500%, 6/15/2023 (2)	500,000	512,740

		4,186,855
Retail - 2.1%
Best Buy Co., Inc., 5.000%, 8/1/2018 (2)	750,000	787,500
Kohl’s Corp., 6.875%, 12/15/2037 (2)	150,000	185,576
L Brands, Inc.:
6.950%, 3/1/2033	500,000	520,000
7.600%, 7/15/2037	1,250,000	1,368,750
QVC, Inc., 5.125%, 7/2/2022 (2)	250,000	265,655
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	306,656

		3,434,137
Sovereign - 1.3%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (5) (6)	1,000,000	942,500
Republic of Armenia, 6.000%, 9/30/2020 (2) (5) (6)	250,000	265,623
South Africa Government International Bond, 5.875%, 9/16/2025	750,000	846,000

		2,054,123
Telecommunications - 7.7%
AT&T, Inc., 0.608%, 2/12/2016 (3)	1,500,000	1,502,965
CenturyLink, Inc., 7.650%, 3/15/2042	2,000,000	2,027,500

Frontier Communications Corp.:
8.125%, 10/1/2018	750,000	878,438
9.000%, 8/15/2031	500,000	533,750
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,073,819
Telecom Italia Capital SA, 7.200%, 7/18/2036 (2)	1,500,000	1,644,375
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,682,172
Verizon Communications, Inc., 6.400%, 9/15/2033 (2)	2,000,000	2,466,180
Windstream Corp., 7.500%, 6/1/2022 (2)	750,000	810,000

		12,619,199
Transportation - 1.2%
CSX Corp., 6.250%, 4/1/2015	1,000,000	1,046,990
FedEx Corp., 8.000%, 1/15/2019	250,000	314,126
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	563,850

		1,924,966
Venture Capital - 0.3%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5) (6)	500,000	535,312

Total Corporate Bonds & Notes (identified cost $136,300,354)		147,195,757

Municipals - 0.4%

California - 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	595,405

Total Municipals (identified cost $500,000)		595,405

Short-Term Investments - 23.3%

Collateral Pool Investments for Securities on Loan - 15.6%
Collateral pool allocation (12)		25,324,367
Mutual Funds - 6.5%
BMO Prime Money Market Fund, Class I, 0.010% (10)	10,659,300	10,659,300
U.S. Treasury Bills - 1.2%
0.027%, 7/10/2014 (9)	$2,000,000	1,999,942

Total Short-Term Investments (identified cost $37,983,612)		37,983,609

Total Investments - 116.1% (identified cost $178,115,454)		189,102,712
Other Assets and Liabilities - (16.1)%		(26,217,832)

Total Net Assets - 100.0%		$162,884,880

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.7%

Automobiles - 0.7%
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	$5,883,129	$5,923,387

Total Asset-Backed Securities (identified cost $5,947,863)		5,923,387

Commercial Mortgage Securities - 0.1%

Private Sponsor - 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	562,438

Total Commercial Mortgage Securities (identified cost $338,919)		562,438

Corporate Bonds & Notes - 51.1%

Advertising - 0.3%
WPP Finance UK, 8.000%, 9/15/2014	2,500,000	2,551,910
Agriculture - 0.3%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	136,959
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	630,119
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,346,766
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	303,147

		2,416,991
Auto Manufacturers - 1.7%
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (5) (6)	4,000,000	4,165,000
5.625%, 2/1/2023 (2) (5) (6)	3,000,000	3,161,250
Nissan Motor Acceptance Corp., 0.935%, 9/26/2016 (3) (5) (6)	5,000,000	5,037,275
Volkswagen Auto Loan Enhanced Trust, 1.980%, 9/20/2017	2,275,974	2,290,846

		14,654,371
Banks - 7.4%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (2) (5) (6)	2,000,000	2,105,000
Banco de Costa Rica, 5.250%, 8/12/2018 (5) (6)	2,500,000	2,546,875
BanColombia SA:
5.950%, 6/3/2021	750,000	828,150
6.125%, 7/26/2020 (2)	900,000	982,125
Bank of America Corp.:
1.054%, 3/22/2016 (3)	5,000,000	5,036,340
6.875%, 4/25/2018 (2)	250,000	296,207
Citigroup, Inc.:
0.775%, 3/10/2017 (3)	6,000,000	6,004,116
1.189%, 7/25/2016 (3)	3,000,000	3,031,680
Deutsche Bank AG/London, 0.698%, 5/30/2017 (3)	3,000,000	3,003,126
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,206,862
Goldman Sachs Group, Inc.:
6.750%, 10/1/2037 (2)	750,000	902,761
7.500%, 2/15/2019	700,000	857,924
ING Bank NV, 5.800%, 9/25/2023 (5) (6)	3,000,000	3,361,011
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (2) (5) (6)	5,000,000	5,175,000
JPMorgan Chase & Co.:
0.676%, 4/23/2015 (3)	1,000,000	1,002,946
1.285%, 3/20/2015 (3)	1,500,000	1,511,518
Morgan Stanley:
5.000%, 11/24/2025 (2)	6,000,000	6,381,486

5.500%, 7/28/2021	1,500,000	1,717,608
6.000%, 4/28/2015	4,000,000	4,193,452
Royal Bank of Canada, 0.925%, 10/30/2014 (3)	750,000	752,359
Standard Chartered PLC, 5.200%, 1/26/2024 (2) (5) (6)	3,500,000	3,731,483
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (5) (6)	3,500,000	3,535,000
Turkiye Is Bankasi, 7.850%, 12/10/2023 (5) (6)	2,250,000	2,503,125
Wells Fargo & Co., 0.428%, 10/28/2015 (3)	5,000,000	5,006,510

		65,672,664
Beverages - 0.7%
Constellation Brands, Inc., 4.250%, 5/1/2023 (2)	1,000,000	1,000,000
PepsiCo, Inc., 0.437%, 2/26/2016 (3)	5,000,000	5,007,690

		6,007,690
Biotechnology - 1.1%
Amgen, Inc.:
0.608%, 5/22/2017 (3)	5,000,000	5,006,645
4.850%, 11/18/2014	3,000,000	3,061,629
Gilead Sciences, Inc., 2.400%, 12/1/2014	2,000,000	2,020,192

		10,088,466
Chemicals - 2.6%
Braskem America Finance Co., 7.125%, 7/22/2041 (2) (5) (6)	7,000,000	7,192,500
Dow Chemical Co., 9.400%, 5/15/2039	500,000	823,166
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (5) (6)	2,750,000	2,942,500
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5) (6)	8,400,000	8,988,000
OCP SA, 6.875%, 4/25/2044 (2) (5) (6)	2,500,000	2,625,000

		22,571,166
Commercial Services - 1.0%
ADT Corp.:
4.875%, 7/15/2042 (2)	4,000,000	3,345,000
6.250%, 10/15/2021 (2)	1,000,000	1,055,000
McGraw-Hill, Inc., 6.550%, 11/15/2037	4,000,000	4,182,872

		8,582,872
Computers - 0.3%
Hewlett-Packard Co., 1.167%, 1/14/2019 (3)	2,250,000	2,266,740
Diversified Financial Services - 3.8%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (5) (6)	3,000,000	3,026,250
American Express Credit Corp., 5.125%, 8/25/2014	5,000,000	5,055,335
Blackstone Holdings Finance Co. LLC:
6.250%, 8/15/2042 (2) (5) (6)	1,000,000	1,226,639
6.625%, 8/15/2019 (5) (6)	400,000	479,449
Ford Motor Credit Co. LLC:
1.006%, 1/17/2017 (3)	2,000,000	2,013,264
1.474%, 5/9/2016 (3)	4,000,000	4,065,184
General Electric Capital Corp., 0.830%, 1/8/2016 (3)	4,000,000	4,028,592
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	102,662
Jefferies Group, LLC:
6.500%, 1/20/2043 (2)	5,000,000	5,457,405
8.500%, 7/15/2019 (2)	250,000	312,738
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,131,124
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,112,116
Nomura Holdings, Inc., 1.683%, 9/13/2016 (3)	4,000,000	4,070,688
SLM Corp., 7.250%, 1/25/2022 (2)	1,500,000	1,663,125

		33,744,571
Electric - 2.6%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,053,472
CMS Energy Corp., 5.050%, 3/15/2022 (2)	1,000,000	1,141,104
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,068,400
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,168,935
Georgia Power Co., 0.553%, 3/15/2016 (3)	4,000,000	3,998,296
Saudi Electricity Global Sukuk Co., 5.060%, 4/8/2043 (5) (6)	4,000,000	3,970,000
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (5) (6)	5,500,000	5,705,441

		23,105,648

Environmental Control - 0.0%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	307,978
Food - 2.0%
Campbell Soup Co., 0.525%, 8/1/2014 (3)	7,000,000	7,004,116
General Mills, Inc., 5.200%, 3/17/2015	1,500,000	1,555,680
H.J. Heinz Co., 4.250%, 10/15/2020 (2) (5) (6)	3,000,000	3,007,500
HJ Heinz Finance Co., 7.125%, 8/1/2039 (5) (6)	3,500,000	3,815,000
Nabisco, Inc., 7.550%, 6/15/2015	2,000,000	2,144,250

		17,526,546
Forest Products & Paper - 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	377,213
Healthcare-Products - 1.5%
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,021,798
Hospira, Inc., 5.800%, 8/12/2023 (2)	4,000,000	4,505,496
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	6,000,000	5,835,000

		13,362,294
Healthcare-Services - 0.1%
Humana, Inc., 8.150%, 6/15/2038	500,000	730,042
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	283,102

		1,013,144
Holding Companies-Diversified - 0.9%
Leucadia National Corp.:
5.500%, 10/18/2023 (2)	4,000,000	4,280,096
6.625%, 10/23/2043	3,000,000	3,210,360

		7,490,456
Insurance - 0.8%
Aflac, Inc., 8.500%, 5/15/2019	700,000	907,455
American Financial Group, Inc., 9.875%, 6/15/2019 (2)	250,000	328,639
Berkshire Hathaway, Inc., 0.924%, 8/15/2014 (3)	1,000,000	1,001,524
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	2,002,452
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	460,893
Prudential Financial, Inc., 5.100%, 9/20/2014	1,500,000	1,521,189
Voya Financial, Inc., 5.500%, 7/15/2022 (2)	1,000,000	1,149,140

		7,371,292
Internet - 0.5%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,117,525
Netflix, Inc., 5.750%, 3/1/2024 (5) (6)	3,250,000	3,428,750

		4,546,275
Iron/Steel - 2.5%
Allegheny Technologies, Inc., 5.875%, 8/15/2023	2,000,000	2,166,620
ArcelorMittal:
6.000%, 3/1/2021 (2)	750,000	810,000
7.500%, 10/15/2039 (2)	1,000,000	1,087,500
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (2)	1,000,000	1,000,352
Glencore Funding LLC:
1.387%, 5/27/2016 (3) (5) (6)	1,500,000	1,510,248
4.125%, 5/30/2023 (2) (5) (6)	2,000,000	1,981,148
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (2) (5) (6)	4,000,000	4,240,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (5) (6)	5,000,000	5,218,750
Vale Overseas, Ltd., 6.875%, 11/21/2036	3,500,000	3,905,065

		21,919,683
Media - 1.7%
CBS Corp., 8.875%, 5/15/2019	500,000	649,287
Comcast Corp., 6.500%, 1/15/2015	2,500,000	2,593,190
DIRECTV Holdings LLC, 6.350%, 3/15/2040	1,000,000	1,194,659
NBCUniversal Enterprise, Inc., 0.764%, 4/15/2016 (2) (3) (5) (6)	4,000,000	4,024,032
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,100,000	1,424,366
Viacom, Inc., 6.125%, 10/5/2017	250,000	288,076
Walt Disney Co., 0.537%, 5/30/2019 (3)	5,000,000	5,011,080

		15,184,690

Mining - 3.2%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	3,984,708
Kinross Gold Corp., 5.950%, 3/15/2024 (5) (6)	3,000,000	3,084,978
Newmont Mining Corp., 6.250%, 10/1/2039	2,000,000	2,043,980
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (2)	400,000	526,925
Southern Copper Corp.:
5.250%, 11/8/2042 (2)	5,000,000	4,655,120
7.500%, 7/27/2035 (2)	3,000,000	3,523,791
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	6,614,483
Volcan Cia Minera SAA, 5.375%, 2/2/2022 (5) (6)	1,250,000	1,234,375
Xstrata Finance Canada, Ltd., 6.900%, 11/15/2037 (5) (6)	2,500,000	2,903,955

		28,572,315
Oil & Gas - 3.5%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	1,000,000	1,128,750
Ecopetrol SA:
7.375%, 9/18/2043 (2)	6,000,000	7,395,000
7.625%, 7/23/2019 (2)	500,000	611,415
Hess Corp., 8.125%, 2/15/2019	250,000	316,357
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (5) (6)	3,000,000	2,921,250
Nexen Energy ULC, 5.875%, 3/10/2035	3,000,000	3,400,263
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (5) (6)	750,000	742,500
Petrobras Global Finance BV, 5.625%, 5/20/2043	4,200,000	3,792,827
Petroleos Mexicanos, 6.375%, 1/23/2045 (2) (5) (6)	2,500,000	2,884,375
Pride International, Inc., 7.875%, 8/15/2040 (2)	1,000,000	1,483,830
Rowan Cos., Inc., 5.400%, 12/1/2042	6,000,000	6,027,672
Transocean, Inc., 7.500%, 4/15/2031	250,000	299,602
Valero Energy Corp., 9.375%, 3/15/2019	250,000	329,328

		31,333,169
Oil & Gas Services - 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	330,978
Packaging & Containers - 0.9%
Ball Corp., 5.000%, 3/15/2022 (2)	7,500,000	7,781,250
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	300,206

		8,081,456
Pharmaceuticals - 1.1%
Endo Finance LLC, 7.000%, 7/15/2019 (5) (6)	5,000,000	5,387,500
Pfizer, Inc., 5.350%, 3/15/2015	4,000,000	4,153,064

		9,540,564
Pipelines - 0.3%
Energy Transfer Partners LP:
6.500%, 2/1/2042 (2)	1,000,000	1,188,241
9.000%, 4/15/2019 (2)	250,000	322,219
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (2)	250,000	323,420
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	500,000	475,000

		2,308,880
Real Estate Investment Trusts - 1.5%
Duke Realty LP, 7.375%, 2/15/2015	3,350,000	3,507,802
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,240,990
5.750%, 8/15/2022	1,000,000	1,087,445
Health Care REIT, Inc., 4.500%, 1/15/2024 (2)	2,500,000	2,647,845
Hospitality Properties Trust, 4.500%, 6/15/2023 (2)	1,000,000	1,025,479

		13,509,561
Retail - 2.0%
Advance Auto Parts, Inc., 4.500%, 12/1/2023 (2)	4,000,000	4,257,640
Best Buy Co., Inc., 5.000%, 8/1/2018 (2)	2,000,000	2,100,000
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,950,118
L Brands, Inc.:
6.950%, 3/1/2033 (2)	2,500,000	2,600,000
7.600%, 7/15/2037	6,000,000	6,570,000
QVC, Inc., 5.125%, 7/2/2022 (2)	250,000	265,655

		17,743,413

Sovereign - 1.2%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5) (6)	5,000,000	4,500,000
Republic of Armenia, 6.000%, 9/30/2020 (2) (5) (6)	1,500,000	1,593,735
Republic of Costa Rica, 7.000%, 4/4/2044 (5) (6)	2,000,000	2,115,000
Slovenia Government International Bond, 5.250%, 2/18/2024 (5) (6)	2,500,000	2,687,500

		10,896,235

Telecommunications - 5.0%
AT&T, Inc., 0.608%, 2/12/2016 (2) (3)	4,000,000	4,007,908
CenturyLink, Inc.:
7.600%, 9/15/2039 (2)	2,000,000	2,020,000
7.650%, 3/15/2042 (2)	4,750,000	4,815,312
Frontier Communications Corp.:
7.875%, 1/15/2027	2,500,000	2,568,750
8.125%, 10/1/2018	500,000	585,625
9.000%, 8/15/2031 (2)	500,000	533,750
Telecom Italia Capital SA, 7.721%, 6/4/2038	3,500,000	3,972,500
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,657,434
Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	2,058,979
Verizon Communications, Inc.:
1.984%, 9/14/2018 (3)	2,000,000	2,109,988
5.150%, 9/15/2023 (2)	5,000,000	5,639,285
6.550%, 9/15/2043 (2)	9,000,000	11,465,676
Windstream Corp., 7.500%, 6/1/2022 (2)	1,000,000	1,080,000

		44,515,207
Transportation - 0.4%
CSX Corp., 6.250%, 4/1/2015	2,500,000	2,617,475
FedEx Corp., 8.000%, 1/15/2019	250,000	314,126
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	563,850

		3,495,451
Trucking & Leasing - 0.2%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (2) (5) (6)	2,000,000	2,102,784

Total Corporate Bonds & Notes (identified cost $427,491,048)		453,192,673

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	357,243

Total Municipals (identified cost $300,000)		357,243

U.S. Government & U.S. Government Agency Obligations - 16.9%

U.S. Treasury Bonds & Notes - 16.9%
0.125%, 1/15/2023 (2)	4,605,705	4,601,205
0.625%, 7/15/2021 (2)	5,240,950	5,529,407
1.375%, 7/15/2018 (2)	5,477,750	5,994,926
1.750%, 1/15/2028 (2)	1,691,520	1,957,407
1.875%, 7/15/2019 (2)	5,532,200	6,236,693
2.000%, 4/30/2016 (2)	10,000,000	10,317,580
2.000%, 7/31/2020 (2)	10,000,000	10,095,310
2.000%, 9/30/2020 (2)	10,000,000	10,063,280
2.000%, 11/30/2020 (2)	2,500,000	2,509,765
2.000%, 2/15/2023 (2)	15,000,000	14,621,490
2.125%, 1/15/2019 (2)	4,951,575	5,587,154
2.125%, 8/15/2021 (2)	10,000,000	10,039,450
2.250%, 1/31/2015 (2)	5,000,000	5,071,875
2.250%, 11/30/2017 (2)	10,000,000	10,428,910
2.375%, 9/30/2014 (2)	20,000,000	20,152,340
4.000%, 2/15/2015 (2)	18,500,000	19,010,563
4.125%, 5/15/2015 (2)	7,500,000	7,786,380

Total U.S. Government & U.S. Government Agency Obligations (identified cost $149,653,164)		150,003,735

U.S. Government Agency-Mortgage Securities - 26.2%

Federal Home Loan Mortgage Corporation - 15.9%
3.000%, 11/1/2042 (2)	1,847,497	1,830,205
3.000%, 4/1/2043 (2)	7,603,336	7,555,693
3.000%, 4/1/2043	2,177,161	2,165,546
3.000%, 4/1/2043	2,897,523	2,871,277
3.000%, 5/1/2043 (2)	3,815,948	3,780,200
3.000%, 7/1/2043 (2)	14,525,940	14,389,861
3.500%, 12/1/2040	1,379,275	1,422,719
3.500%, 12/1/2041	1,526,251	1,574,361
3.500%, 3/1/2042	498,567	514,286
3.500%, 12/1/2042	1,188,300	1,224,918
3.500%, 7/1/2043 (2)	7,189,224	7,410,760
3.500%, 9/1/2043 (2)	14,677,521	15,129,809
3.500%, 11/1/2043 (2)	14,720,430	15,174,040
3.500%, 1/1/2044 (2)	14,752,864	15,207,473
3.500%, 2/1/2044 (2)	14,862,939	15,320,941
4.000%, 4/1/2026	984,813	1,053,635
4.000%, 10/1/2031 (2)	1,521,368	1,627,205
4.000%, 12/1/2039	1,199,449	1,271,581
4.000%, 12/1/2040	483,637	512,722
4.000%, 12/1/2040 (2)	6,658,697	7,059,138
4.000%, 3/1/2041	521,447	552,805
4.000%, 4/1/2041 (2)	11,389,469	12,085,320
4.000%, 8/1/2041	337,609	357,913
4.000%, 11/1/2041	1,256,739	1,332,317
4.500%, 9/1/2031	711,496	785,621
4.500%, 3/1/2039	366,508	399,393
4.500%, 5/1/2039 (2)	1,264,201	1,383,796
4.500%, 2/1/2040	330,852	358,204
4.500%, 11/1/2040	955,017	1,041,029
4.500%, 2/1/2041 (2)	1,912,896	2,072,386
5.000%, 12/1/2022	158,484	171,369
5.000%, 12/1/2035	169,171	186,890
5.000%, 1/1/2038	95,451	105,145
5.000%, 3/1/2038	300,532	331,054
5.000%, 3/1/2038	87,152	96,003
5.000%, 2/1/2039	322,793	355,576
5.000%, 1/1/2040	388,626	432,696
6.000%, 6/1/2037	410,470	458,508
6.000%, 11/1/2037	223,542	249,703
6.000%, 1/1/2038	393,427	439,470

		140,291,568
Federal National Mortgage Association - 9.8%
3.000%, 3/1/2043 (2)	3,838,059	3,805,712
3.000%, 7/1/2043 (2)	9,657,946	9,576,549
3.000%, 7/1/2043 (2)	19,361,276	19,198,099
3.500%, 7/1/2032	785,359	827,319
3.500%, 5/1/2042 (2)	1,808,153	1,866,815
3.500%, 10/1/2042	1,305,940	1,349,136
3.500%, 10/1/2042	1,682,753	1,737,347
3.500%, 10/1/2042 (2)	2,261,030	2,334,385
3.500%, 11/1/2042	895,144	924,186
3.500%, 12/1/2042	1,820,712	1,879,781
3.500%, 1/1/2043 (2)	4,714,569	4,881,413
3.500%, 5/1/2043 (2)	18,935,863	19,550,199
4.000%, 11/1/2040	590,706	627,021
4.000%, 1/1/2041	1,032,833	1,096,329
4.000%, 2/1/2041	894,721	949,725
4.000%, 2/1/2041 (2)	4,912,532	5,214,539
4.000%, 3/1/2041	320,810	340,532
4.000%, 11/1/2041	1,096,886	1,166,110
4.500%, 6/1/2039 (2)	1,869,316	2,045,063
4.500%, 8/1/2041 (2)	1,098,874	1,189,730
5.000%, 7/1/2022	735,842	802,407

5.000%, 3/1/2035	643,063	715,162
5.000%, 5/1/2042 (2)	1,435,037	1,593,626
5.500%, 2/1/2034	106,606	119,387
5.500%, 7/1/2036	593,953	665,466
5.500%, 8/1/2037 (2)	1,122,729	1,257,115
5.500%, 6/1/2038	135,739	151,244
6.000%, 12/1/2038	99,747	111,952
6.000%, 5/1/2039	471,816	532,055
6.500%, 10/1/2037	137,061	154,553
6.500%, 11/1/2037	111,265	121,678

		86,784,635
Government National Mortgage Association - 0.5%
4.000%, 10/15/2040	981,431	1,049,120
4.000%, 12/15/2040	1,397,718	1,494,119
4.000%, 4/15/2041	1,282,715	1,371,183
5.500%, 8/20/2038	260,175	279,677
5.500%, 2/15/2039	127,015	141,637
6.000%, 10/15/2038	53,296	59,884
6.000%, 12/15/2038	167,768	188,507
6.000%, 1/15/2039	85,289	95,866

		4,679,993

Total U.S. Government Agency-Mortgage Securities (identified cost $227,084,242)		231,756,196

Short-Term Investments - 51.5%

Collateral Pool Investments for Securities on Loan - 47.3%
Collateral pool allocation (12)		419,327,297
Mutual Funds - 3.1%
BMO Prime Money Market Fund, Class I, 0.010% (10)	27,232,334	27,232,334
U.S. Treasury Bills - 1.1%
0.030%, 7/10/2014 (9)	$10,000,000	9,999,710

Total Short-Term Investments (identified cost $456,559,355)		456,559,341

Total Investments - 146.5% (identified cost $1,267,374,591)		1,298,355,013
Other Assets and Liabilities - (46.5)%		(412,229,752)

Total Net Assets - 100.0%		$886,125,261

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 98.7%

Advertising - 0.3%
MDC Partners, Inc., 6.750%, 4/1/2020 (5) (6)	$264,000	$280,500
Aerospace/Defense - 1.4%
AAR Corp., 7.250%, 1/15/2022	318,000	348,210
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	340,000	369,750
TransDigm, Inc.:
6.000%, 7/15/2022 (4) (5) (6)	13,000	13,114
6.500%, 7/15/2024 (4) (5) (6)	235,000	238,819
Triumph Group, Inc.:
4.875%, 4/1/2021	320,000	320,000
5.250%, 6/1/2022 (4) (5) (6)	38,000	38,427

		1,328,320
Agriculture - 0.9%
Alliance One International, Inc., 9.875%, 7/15/2021	277,000	283,925
Vector Group, Ltd., 7.750%, 2/15/2021	575,000	615,250

		899,175
Airlines - 0.3%
United Continental Holdings, Inc., 6.375%, 6/1/2018	276,000	298,080
Apparel - 0.8%
Hanesbrands, Inc., 6.375%, 12/15/2020	25,000	27,219
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	502,950
Quiksilver, Inc., 7.875%, 8/1/2018 (5) (6)	223,000	243,070

		773,239
Auto Manufacturers - 1.3%
Chrysler Group LLC:
8.000%, 6/15/2019	365,000	400,587
8.250%, 6/15/2021	400,000	458,000
Navistar International Corp., 8.250%, 11/1/2021	423,000	440,449

		1,299,036
Auto Parts & Equipment - 2.7%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	146,645
6.250%, 3/15/2021	152,000	162,830
6.625%, 10/15/2022	201,000	219,593
Dana Holding Corp., 6.750%, 2/15/2021	320,000	348,000
Goodyear Tire & Rubber Co.:
7.000%, 5/15/2022	68,000	76,160
8.250%, 8/15/2020	258,000	286,380
Meritor, Inc.:
6.250%, 2/15/2024	270,000	276,075
6.750%, 6/15/2021	110,000	117,975
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (5) (6)	469,000	514,727
Titan International, Inc., 6.875%, 10/1/2020 (5) (6)	399,000	414,461

		2,562,846
Banks - 0.9%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	508,799
5.375%, 5/15/2020	52,000	55,835
5.500%, 2/15/2019 (5) (6)	314,000	340,101

		904,735

Biotechnology - 0.5%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	433,000	460,604
Building Materials - 2.6%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5) (6)	485,000	512,887
Builders FirstSource, Inc., 7.625%, 6/1/2021 (5) (6)	268,000	287,430
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	332,055
HeidelbergCement Finance Luxembourg SA, 8.500%, 10/31/2019 (11)	205,000	359,756
Interline Brands, Inc., 10.000%, 11/15/2018	231,000	250,635
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	487,290
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	307,563

		2,537,616
Chemicals - 3.3%
Axalta U.S. Coating Systems, 7.375%, 5/1/2021 (5) (6)	300,000	330,000
Chemtura Corp., 5.750%, 7/15/2021	335,000	347,144
Ferro Corp., 7.875%, 8/15/2018	365,000	383,524
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	260,312
Ineos Finance PLC:
7.500%, 5/1/2020 (5) (6)	70,000	76,738
8.375%, 2/15/2019 (5) (6)	215,000	236,769
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	318,187
Olin Corp., 8.875%, 8/15/2019	328,000	347,450
PetroLogistics LP, 6.250%, 4/1/2020	214,000	232,725
PolyOne Corp., 7.375%, 9/15/2020	216,000	236,520
Tronox Finance LLC, 6.375%, 8/15/2020	374,000	389,895

		3,159,264
Coal - 1.0%
Cloud Peak Energy Resources LLC, 6.375%, 3/15/2024	168,000	177,240
CONSOL Energy, Inc., 5.875%, 4/15/2022 (5) (6)	100,000	104,000
Peabody Energy Corp., 6.250%, 11/15/2021	300,000	301,500
SunCoke Energy Partners LP:
7.375%, 2/1/2020 (5) (6)	181,000	193,670
7.375%, 2/1/2020 (5) (6)	70,000	74,900
SunCoke Energy, Inc., 7.625%, 8/1/2019	122,000	130,162

		981,472
Commercial Services - 7.4%
ADT Corp., 6.250%, 10/15/2021	375,000	395,625
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	328,500
Deluxe Corp., 6.000%, 11/15/2020	174,000	183,570
DynCorp International, Inc., 10.375%, 7/1/2017	225,000	236,531
FTI Consulting, Inc.:
6.000%, 11/15/2022	58,000	59,740
6.750%, 10/1/2020	316,000	338,910
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	277,860
H&E Equipment Services, Inc., 7.000%, 9/1/2022	408,000	450,840
Harland Clarke Holdings Corp., 6.875%, 3/1/2020 (5) (6)	404,000	420,665
Hertz Corp., 6.750%, 4/15/2019	63,000	67,646
Interactive Data Corp., 5.875%, 4/15/2019 (5) (6)	142,000	143,953
Iron Mountain, Inc.:
5.750%, 8/15/2024	170,000	170,850
7.750%, 10/1/2019	250,000	275,625
Live Nation Entertainment, Inc.:
5.375%, 6/15/2022 (5) (6)	169,000	171,112
7.000%, 9/1/2020 (5) (6)	488,000	535,580
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	440,840
PHH Corp.:
6.375%, 8/15/2021	216,000	226,260
7.375%, 9/1/2019	118,000	133,045
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	47,875
6.625%, 11/15/2020	406,000	425,285
RR Donnelley & Sons Co.:
7.000%, 2/15/2022	172,000	189,200
8.600%, 8/15/2016	300,000	343,500

Service Corp. International:
5.375%, 1/15/2022	192,000	199,200
5.375%, 5/15/2024 (5) (6)	259,000	262,898
Sotheby’s, 5.250%, 10/1/2022 (5) (6)	280,000	270,200
United Rentals North America, Inc.:
6.125%, 6/15/2023	70,000	75,600
7.625%, 4/15/2022	110,000	125,263
8.250%, 2/1/2021	57,000	64,125
8.375%, 9/15/2020	300,000	333,000

		7,193,298
Computers - 0.3%
SunGard Availability Services Capital, Inc., 8.750%, 4/1/2022 (5) (6)	258,000	241,875
Cosmetics/Personal Care - 1.3%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5) (6)	292,000	318,280
Elizabeth Arden, Inc., 7.375%, 3/15/2021	494,000	524,257
Revlon Consumer Products Corp., 5.750%, 2/15/2021	375,000	382,500

		1,225,037
Diversified Financial Services - 2.1%
Aircastle, Ltd.:
4.625%, 12/15/2018	56,000	57,680
6.250%, 12/1/2019	74,000	80,475
7.625%, 4/15/2020	185,000	214,138
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	422,000
Icahn Enterprises LP, 5.875%, 2/1/2022 (5) (6)	313,000	326,302
International Lease Finance Corp.:
4.625%, 4/15/2021	225,000	229,359
6.250%, 5/15/2019	250,000	278,438
Outerwall, Inc., 6.000%, 3/15/2019	358,000	373,662

		1,982,054
Electric - 1.3%
AES Corp., 7.375%, 7/1/2021	42,000	48,510
Calpine Corp., 7.500%, 2/15/2021 (5) (6)	264,000	287,430
GenOn Energy, Inc., 9.500%, 10/15/2018	381,000	415,290
NRG Energy, Inc.:
6.625%, 3/15/2023	446,000	478,335
7.875%, 5/15/2021	50,000	55,875

		1,285,440
Electrical Components & Equipment - 1.4%
Anixter, Inc., 5.625%, 5/1/2019	472,000	505,040
Belden, Inc., 5.500%, 9/1/2022 (5) (6)	419,000	426,332
General Cable Corp., 6.500%, 10/1/2022 (5) (6)	386,000	390,343

		1,321,715
Electronics - 0.4%
Viasystems, Inc., 7.875%, 5/1/2019 (5) (6)	363,000	385,688
Engineering & Construction - 1.1%
Abengoa Finance SAU:
7.750%, 2/1/2020 (5) (6)	150,000	165,375
8.875%, 11/1/2017 (5) (6)	200,000	229,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	359,640
MasTec, Inc., 4.875%, 3/15/2023	264,000	255,420
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	36,125

		1,045,560
Entertainment - 2.4%
AMC Entertainment, Inc., 5.875%, 2/15/2022	246,000	255,840
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	222,250
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (5) (6)	227,000	246,295
National CineMedia LLC, 7.875%, 7/15/2021	502,000	553,455
Penn National Gaming, Inc., 5.875%, 11/1/2021 (5) (6)	373,000	356,215
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	88,440
Scientific Games International, Inc.:
6.250%, 9/1/2020	139,000	138,305
6.625%, 5/15/2021 (4) (5) (6)	184,000	181,930

Speedway Motorsports, Inc., 6.750%, 2/1/2019	261,000	277,965

		2,320,695
Environmental Control - 0.3%
Covanta Holding Corp., 5.875%, 3/1/2024	251,000	258,530
Food - 3.5%
ARAMARK Services Inc., 5.750%, 3/15/2020	227,000	242,606
Big Heart Pet Brands, 7.625%, 2/15/2019	401,000	418,043
Chiquita Brands International, Inc., 7.875%, 2/1/2021	491,000	538,872
Dean Holding Co., 6.900%, 10/15/2017	600,000	664,500
JBS USA LLC:
7.250%, 6/1/2021 (5) (6)	505,000	547,925
8.250%, 2/1/2020 (5) (6)	184,000	201,250
Post Holdings, Inc.:
6.750%, 12/1/2021 (5) (6)	148,000	157,250
7.375%, 2/15/2022	182,000	197,925
Smithfield Foods Inc.:
5.875%, 8/1/2021 (5) (6)	20,000	21,300
7.750%, 7/1/2017	380,000	439,850

		3,429,521
Forest Products & Paper - 1.3%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	352,564
Exopack Holdings SA, 7.875%, 11/1/2019 (5) (6)	250,000	267,500
PH Glatfelter Co., 5.375%, 10/15/2020	118,000	122,572
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (5) (6)	200,000	211,000
7.750%, 7/15/2017 (5) (6)	300,000	336,000

		1,289,636
Healthcare-Products - 0.9%
Alere, Inc., 6.500%, 6/15/2020	55,000	58,163
Hanger, Inc., 7.125%, 11/15/2018	262,000	277,065
Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	225,000	251,471
Teleflex, Inc.:
5.250%, 6/15/2024 (5) (6)	37,000	37,601
6.875%, 6/1/2019	200,000	214,250

		838,550
Healthcare-Services - 4.3%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021	174,000	182,700
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022 (5) (6)	276,000	291,870
7.125%, 7/15/2020	195,000	211,819
8.000%, 11/15/2019	221,000	243,100
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	321,000
Gentiva Health Services, Inc., 11.500%, 9/1/2018	172,000	184,900
HCA, Inc.:
5.000%, 3/15/2024	276,000	280,830
5.875%, 3/15/2022	123,000	134,224
7.500%, 2/15/2022	225,000	259,875
Kindred Healthcare, Inc., 6.375%, 4/15/2022 (5) (6)	439,000	448,329
LifePoint Hospitals, Inc., 5.500%, 12/1/2021 (5) (6)	394,000	413,700
Select Medical Corp.:
6.375%, 6/1/2021	384,000	402,240
6.375%, 6/1/2021 (5) (6)	26,000	27,235
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	165,357
8.000%, 8/1/2020	320,000	349,600
8.125%, 4/1/2022	230,000	262,200

		4,178,979
Home Builders - 1.8%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (5) (6)	215,000	223,063
KB Home:
7.500%, 9/15/2022	54,000	59,670
8.000%, 3/15/2020	186,000	212,970
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	306,625

Ryland Group, Inc.:
5.375%, 10/1/2022	119,000	119,000
6.625%, 5/1/2020	263,000	286,670
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (5) (6)	226,000	229,390
William Lyon Homes, Inc., 5.750%, 4/15/2019 (5) (6)	257,000	264,067

		1,701,455
Home Furnishings - 0.5%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	409,000	449,900
Household Products/Wares - 2.2%
ACCO Brands Corp., 6.750%, 4/30/2020	506,000	531,932
American Greetings Corp., 7.375%, 12/1/2021	208,000	221,520
Central Garden and Pet Co., 8.250%, 3/1/2018	240,000	246,600
Prestige Brands, Inc.:
5.375%, 12/15/2021 (5) (6)	81,000	83,329
8.125%, 2/1/2020	412,000	461,440
Spectrum Brands, Inc.:
6.375%, 11/15/2020	28,000	30,485
6.625%, 11/15/2022	14,000	15,400
6.750%, 3/15/2020	492,000	530,130

		2,120,836
Internet - 1.7%
CyrusOne LP, 6.375%, 11/15/2022	241,000	257,268
Equinix, Inc., 7.000%, 7/15/2021	350,000	390,687
IAC/InterActiveCorp, 4.750%, 12/15/2022	478,000	472,025
Netflix, Inc., 5.375%, 2/1/2021	505,000	528,987

		1,648,967
Iron/Steel - 1.8%
APERAM, 7.375%, 4/1/2016 (5) (6)	250,000	258,750
ArcelorMittal:
6.125%, 6/1/2018	315,000	346,500
6.750%, 2/25/2022	106,000	118,985
Commercial Metals Co., 7.350%, 8/15/2018	271,000	310,295
Steel Dynamics, Inc.:
6.375%, 8/15/2022	27,000	29,531
7.625%, 3/15/2020	255,000	275,081
United States Steel Corp., 6.875%, 4/1/2021	373,000	398,178

		1,737,320
Leisure Time - 0.7%
Brunswick Corp.:
4.625%, 5/15/2021 (5) (6)	119,000	119,298
7.375%, 9/1/2023	202,000	219,927
NCL Corp., Ltd., 5.000%, 2/15/2018	364,000	377,650

		716,875
Lodging - 1.1%
Marina District Finance Co., Inc., 9.875%, 8/15/2018	60,000	63,675
MGM Resorts International:
6.625%, 12/15/2021	465,000	517,894
6.750%, 10/1/2020	38,000	42,228
7.750%, 3/15/2022	243,000	285,829
8.625%, 2/1/2019	109,000	130,527
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	52,500

		1,092,653
Machinery-Construction & Mining - 0.7%
BlueLine Rental Finance Corp., 7.000%, 2/1/2019 (5) (6)	229,000	245,603
Terex Corp., 6.000%, 5/15/2021	381,000	408,622

		654,225
Media - 4.7%
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	347,000	372,591
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	410,805
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	101,125
7.375%, 6/1/2020	380,000	417,050

Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	486,000	524,880
DISH DBS Corp.:
5.000%, 3/15/2023	242,000	246,840
7.875%, 9/1/2019	225,000	268,312
Gannett Co., Inc., 5.125%, 10/15/2019 (5) (6)	69,000	72,105
Gray Television, Inc., 7.500%, 10/1/2020	364,000	392,210
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	301,000	322,822
Numericable Group SA:
4.875%, 5/15/2019 (5) (6)	250,000	255,313
6.000%, 5/15/2022 (5) (6)	250,000	259,688
6.250%, 5/15/2024 (5) (6)	260,000	272,350
Sinclair Television Group Inc, 6.375%, 11/1/2021	364,000	382,200
Sirius XM Radio, Inc., 5.875%, 10/1/2020 (5) (6)	235,000	249,688

		4,547,979
Mining - 0.9%
First Quantum Minerals, Ltd., 7.250%, 5/15/2022 (5) (6)	265,000	272,950
FMG Resources August 2006 Pty, Ltd.:
6.875%, 4/1/2022 (5) (6)	132,000	139,755
8.250%, 11/1/2019 (5) (6)	235,000	256,444
Hecla Mining Co., 6.875%, 5/1/2021	220,000	217,800

		886,949
Miscellaneous Manufacturing - 0.4%
Koppers, Inc., 7.875%, 12/1/2019	359,000	383,233
Office Furnishings - 0.3%
Interface, Inc., 7.625%, 12/1/2018	303,000	321,938
Oil & Gas - 10.2%
Antero Resources Corp., 5.125%, 12/1/2022 (5) (6)	96,000	98,760
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021	297,000	299,970
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	161,880
Bill Barrett Corp.:
7.000%, 10/15/2022	80,000	84,800
7.625%, 10/1/2019	300,000	325,500
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	311,025
BreitBurn Energy Partners LP:
7.875%, 4/15/2022	55,000	59,400
8.625%, 10/15/2020	331,000	363,272
Calumet Specialty Products Partners LP:
6.500%, 4/15/2021 (5) (6)	207,000	210,623
7.625%, 1/15/2022	139,000	147,861
Chesapeake Energy Corp.:
6.125%, 2/15/2021	14,000	15,803
6.625%, 8/15/2020	318,000	368,085
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019	243,000	257,580
Cimarex Energy Co., 5.875%, 5/1/2022	126,000	140,175
Comstock Resources, Inc., 7.750%, 4/1/2019	116,000	124,120
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	421,637
Denbury Resources, Inc.:
4.625%, 7/15/2023	131,000	126,743
5.500%, 5/1/2022	115,000	118,594
6.375%, 8/15/2021	235,000	253,800
Energy XXI Gulf Coast, Inc.:
7.500%, 12/15/2021	104,000	111,020
7.750%, 6/15/2019	220,000	238,150
EP Energy LLC, 9.375%, 5/1/2020	230,000	265,362
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	405,300
EXCO Resources, Inc., 7.500%, 9/15/2018	305,000	311,862
Gulfport Energy Corp., 7.750%, 11/1/2020	276,000	299,460
Halcon Resources Corp., 8.875%, 5/15/2021	127,000	135,890
Hercules Offshore, Inc.:
6.750%, 4/1/2022 (5) (6)	51,000	49,661
7.500%, 10/1/2021 (5) (6)	246,000	249,075
Linn Energy LLC:
7.250%, 11/1/2019 (5) (6)	69,000	72,795
7.750%, 2/1/2021	384,000	416,160
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	260,280

Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (5) (6)	81,000	88,493
6.875%, 1/15/2023	205,000	223,963
Parker Drilling Co., 6.750%, 7/15/2022 (5) (6)	288,000	299,520
Precision Drilling Corp., 5.250%, 11/15/2024 (5) (6)	12,000	12,000
QEP Resources, Inc., 6.875%, 3/1/2021	247,000	276,022
Rex Energy Corp., 8.875%, 12/1/2020	340,000	379,100
SandRidge Energy, Inc.:
7.500%, 3/15/2021	511,000	546,770
7.500%, 2/15/2023	104,000	111,280
Stone Energy Corp., 7.500%, 11/15/2022	268,000	294,130
Swift Energy Co., 7.875%, 3/1/2022	251,000	259,785
Unit Corp., 6.625%, 5/15/2021	404,000	432,280
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	282,750

		9,910,736
Oil & Gas Services - 2.5%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	388,000	416,130
CGG, 6.500%, 6/1/2021	500,000	482,500
Exterran Partners LP / EXLP Finance Corp., 6.000%, 4/1/2021	131,000	133,620
Hornbeck Offshore Services, Inc., 5.000%, 3/1/2021	50,000	49,375
Key Energy Services, Inc., 6.750%, 3/1/2021	243,000	255,150
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	268,750
Pioneer Energy Services Corp., 6.125%, 3/15/2022 (5) (6)	166,000	170,980
Seitel, Inc., 9.500%, 4/15/2019	194,000	203,700
SESI LLC, 7.125%, 12/15/2021	150,000	170,250
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5) (6)	261,000	279,270

		2,429,725
Packaging & Containers - 1.9%
AEP Industries, Inc., 8.250%, 4/15/2019	424,000	452,090
Ardagh Packaging Finance PLC, 7.000%, 11/15/2020 (5) (6)	70,588	73,765
Berry Plastics Corp., 5.500%, 5/15/2022	245,000	245,919
Greif, Inc.:
6.750%, 2/1/2017	265,000	297,131
7.750%, 8/1/2019	100,000	116,000
Sealed Air Corp.:
8.125%, 9/15/2019 (5) (6)	55,000	61,187
8.375%, 9/15/2021 (5) (6)	300,000	345,000
Silgan Holdings, Inc., 5.000%, 4/1/2020	242,000	250,470

		1,841,562
Pharmaceuticals - 1.0%
Endo Finance LLC:
5.750%, 1/15/2022 (5) (6)	20,000	20,550
7.000%, 12/15/2020 (5) (6)	47,000	50,643
7.250%, 1/15/2022 (5) (6)	425,000	465,375
Salix Pharmaceuticals, Ltd., 6.000%, 1/15/2021 (5) (6)	122,000	131,150
Valeant Pharmaceuticals International:
6.875%, 12/1/2018 (5) (6)	150,000	158,437
7.250%, 7/15/2022 (5) (6)	100,000	108,625

		934,780
Pipelines - 3.5%
Access Midstream Partners LP, 5.875%, 4/15/2021	235,000	251,744
Atlas Pipeline Partners LP, 6.625%, 10/1/2020	362,000	385,530
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	368,000	400,660
El Paso LLC, 7.250%, 6/1/2018	250,000	285,820
Genesis Energy LP, 5.625%, 6/15/2024	196,000	198,205
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	409,695
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	241,595
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022 (5) (6)	337,000	362,275
SemGroup Corp., 7.500%, 6/15/2021	207,000	224,077
Targa Resources Partners LP:
6.375%, 8/1/2022	398,000	428,845
7.875%, 10/15/2018	50,000	53,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.875%, 10/1/2020 (5) (6)	109,000	114,450

		3,356,146

Real Estate Investment Trusts - 1.2%
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	247,500
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	171,322
6.875%, 5/1/2021	298,000	326,310
Potlatch Corp., 7.500%, 11/1/2019	344,000	400,330

		1,145,462
Retail - 4.4%
AmeriGas Finance LLC:
6.750%, 5/20/2020	130,000	142,350
7.000%, 5/20/2022	8,000	8,880
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	270,625
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	516,000	577,920
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	385,392
Claire’s Stores, Inc.:
7.750%, 6/1/2020 (5) (6)	69,000	48,990
8.875%, 3/15/2019	98,000	84,035
9.000%, 3/15/2019 (5) (6)	256,000	264,960
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	562,195
L Brands, Inc.:
5.625%, 2/15/2022	137,000	145,905
7.000%, 5/1/2020	300,000	343,500
Pantry, Inc., 8.375%, 8/1/2020	266,000	288,277
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	248,095
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	328,500
Sears Holdings Corp., 6.625%, 10/15/2018	289,000	266,602
Sonic Automotive, Inc.:
5.000%, 5/15/2023	103,000	102,228
7.000%, 7/15/2022	161,000	178,308

		4,246,762
Semiconductors - 0.8%
Advanced Micro Devices, Inc.:
7.500%, 8/15/2022	222,000	234,765
7.750%, 8/1/2020	250,000	267,500
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	285,420

		787,685
Software - 0.6%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (5) (6)	336,000	355,320
MedAssets, Inc., 8.000%, 11/15/2018	222,000	236,430

		591,750
Storage/Warehousing - 0.3%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	301,920
Telecommunications - 9.7%
Altice SA, 7.750%, 5/15/2022 (5) (6)	250,000	263,437
CenturyLink, Inc.:
5.625%, 4/1/2020	218,000	232,170
5.800%, 3/15/2022	283,000	295,735
Cincinnati Bell, Inc., 8.375%, 10/15/2020	436,000	480,690
CommScope, Inc., 5.500%, 6/15/2024 (5) (6)	233,000	235,330
DigitalGlobe, Inc., 5.250%, 2/1/2021 (5) (6)	222,000	219,225
EarthLink, Inc.:
7.375%, 6/1/2020	168,000	176,610
8.875%, 5/15/2019	63,000	62,843
Fairpoint Communications, Inc., 8.750%, 8/15/2019 (5) (6)	295,000	320,075
Frontier Communications Corp.:
7.125%, 1/15/2023	273,000	283,920
8.500%, 4/15/2020	250,000	292,812
9.250%, 7/1/2021	254,000	301,307
GCI, Inc.:
6.750%, 6/1/2021	109,000	110,976
8.625%, 11/15/2019	425,000	454,750
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	79,000	88,184

7.625%, 6/15/2021	325,000	372,125
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5) (6)	200,000	208,430
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023 (5) (6)	96,000	95,880
Intelsat Luxembourg SA, 7.750%, 6/1/2021	176,000	187,220
Level 3 Financing, Inc.:
6.125%, 1/15/2021 (5) (6)	193,000	204,821
8.625%, 7/15/2020	258,000	290,895
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	330,000	352,687
SBA Communications Corp., 5.625%, 10/1/2019	27,000	28,654
SBA Telecommunications, Inc.:
5.750%, 7/15/2020	41,000	43,460
8.250%, 8/15/2019	250,000	263,750
Sprint Capital Corp., 6.875%, 11/15/2028	50,000	51,500
Sprint Communications Inc.:
6.000%, 11/15/2022	149,000	154,587
7.000%, 3/1/2020 (5) (6)	103,000	119,223
7.000%, 8/15/2020	550,000	609,125
9.000%, 11/15/2018 (5) (6)	264,000	321,420
T-Mobile USA, Inc.:
6.125%, 1/15/2022	81,000	86,164
6.633%, 4/28/2021	280,000	302,750
ViaSat, Inc., 6.875%, 6/15/2020	576,000	625,320
Virgin Media Finance PLC:
6.375%, 4/15/2023 (5) (6)	350,000	371,000
8.375%, 10/15/2019	75,000	79,875
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5) (6)	235,000	249,100
Windstream Corp.:
7.500%, 4/1/2023	45,000	48,038
7.750%, 10/1/2021	355,000	386,950
7.875%, 11/1/2017	125,000	144,688

		9,415,726
Transportation - 1.8%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	336,000	362,040
Era Group, Inc., 7.750%, 12/15/2022	288,000	306,000
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	469,000	490,105
Martin Midstream Finance Corp., 7.250%, 2/15/2021	318,000	336,285
PHI, Inc., 5.250%, 3/15/2019 (5) (6)	244,000	248,880

		1,743,310

Total Corporate Bonds & Notes (identified cost $91,202,778)		95,449,359

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.010% (10)	924,333	924,333

Total Short-Term Investments (identified cost $924,333)		924,333

Total Investments - 99.6% (identified cost $92,127,111)		96,373,692
Other Assets and Liabilities - 0.4%		343,455

Total Net Assets - 100.0%		$96,717,147

Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Exchange Traded Funds - 54.9%
iShares International Select Dividend (2)	12,280	$496,112
iShares Select Dividend Fund (2)	17,410	1,310,451
iShares U.S. Preferred Stock Fund (2)	32,850	1,309,072
iShares U.S. Real Estate Fund (2)	13,665	979,234
JPMorgan Alerian MLP Index Fund	42,890	2,123,055
PowerShares S&P 500 BuyWrite Portfolio Fund	56,610	1,231,267
PowerShares Senior Loan Portfolio Fund (2)	169,580	4,210,671
ProShares Short 20+ Year Treasury Fund (1) (2)	81,980	2,361,024
SPDR Barclays Convertible Securities Fund	33,373	1,650,629
SPDR S&P Emerging Markets Dividend Fund (2)	16,390	651,994
Utilities Select Sector SPDR Fund (2)	13,795	588,909
Vanguard Short-Term Corporate Bond Fund (2)	14,150	1,138,934

Total Exchange Traded Funds (identified cost $17,760,326)		18,051,352

Mutual Funds - 44.3%
Absolute Strategies Fund (1)	130,220	1,459,769
BMO Monegy High Yield Fund (10)	77,098	811,841
BMO Short-Term Income Fund (10)	68,808	649,544
Calamos Market Neutral Income Fund	94,310	1,221,320
Dodge & Cox Income Fund	70,318	980,938
Fidelity Advisor Floating Rate High Income Fund	325,731	3,244,280
Merger Fund	59,931	979,277
PIMCO Commodity RealReturn Strategy Fund	134,275	804,307
PIMCO Total Return Fund	119,267	1,305,970
PIMCO Unconstrained Bond Fund	70,590	797,672
T Rowe Price International Bond Fund	95,906	941,800
TCW Emerging Markets Income Fund	75,270	657,860
Templeton Global Bond Fund	51,816	688,122

Total Mutual Funds (identified cost $14,383,116)		14,542,700

Short-Term Investments - 24.3%

Collateral Pool Investments for Securities on Loan - 23.0%
Collateral pool allocation (12)		7,535,722
Mutual Funds - 1.3%
BMO Prime Money Market Fund, Class I, 0.010% (10)	441,825	441,825

Total Short-Term Investments (identified cost $7,977,547)		7,977,547

Total Investments - 123.5% (identified cost $40,120,989)		40,571,599
Other Assets and Liabilities - (23.5)%		(7,719,798)

Total Net Assets - 100.0%		$32,851,801

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Principal Amount	Value
Municipals - 12.8%

Arizona - 2.0%
Maricopa County Industrial Development Authority, FNMA, 0.070%, 9/15/2035 (3)	$11,550,000	$11,550,000
California - 5.8%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.060%, 7/15/2035 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.070%, 12/15/2037 (3) (7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.060%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.070%, 8/15/2035 (3) (7)	12,000,000	12,000,000

		33,010,000
Federal Home Loan Mortgage Corporation - 2.6%
Federal Home Loan Mortgage Corp., 0.080%, 9/15/2038 (3) (7)	5,185,000	5,185,000
Federal Home Loan Mortgage Corp., 0.090%, 7/15/2050 (3) (7)	9,670,000	9,670,000

		14,855,000
Maryland - 2.4%
Prince Georges County Housing Authority, FHLMC, 0.080%, 2/1/2040 (3) (7)	13,900,000	13,900,000

Total Municipals		73,315,000

Repurchase Agreements - 57.6%
Agreement with Barclays Capital, Inc., 0.050%, dated 5/30/2014, to be repurchased at $25,000,104 on 6/2/2014, collateralized by U.S. Government Treasury Obligations with various maturities to 4/2/2015, with a market value of $25,500,086	25,000,000	25,000,000
Agreement with Deutsche Bank Securities, Inc., 0.080%, dated 5/30/2014, to be repurchased at $110,000,733 on 6/2/2014, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2044, with a market value of $111,867,839	110,000,000	110,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/30/2014, to be repurchased at $28,178,100 on 6/2/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2015, with a market value of $28,744,631	28,178,099	28,178,099
Agreement with Goldman Sachs Group, Inc., 0.060%, dated 5/30/2014, to be repurchased at $60,000,300 on 6/2/2014, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2044, with a market value of $61,013,362	60,000,000	60,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 5/29/2014, to be repurchased at $50,000,486 on 6/5/2014, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2054, with a market value of $50,863,108	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.070%, dated 5/30/2014, to be repurchased at $55,000,321 on 6/2/2014, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2055, with a market value of $55,940,861	55,000,000	55,000,000

Total Repurchase Agreements		328,178,099

U.S. Government & U.S. Government Agency Obligations - 29.6%

Federal Farm Credit Bank - 1.8%
0.080%, 1/20/2015 (9)	5,090,000	5,087,365
0.180%, 1/6/2015	5,000,000	5,000,836

		10,088,201
Federal Home Loan Bank - 15.8%
0.070%, 10/1/2014 (9)	10,000,000	9,997,628
0.079%, 10/22/2014 (9)	2,000,000	1,999,372
0.100%, 7/29/2014	6,000,000	5,999,904
0.100%, 7/29/2014	5,000,000	4,999,758
0.110%, 3/6/2015 (9)	8,293,000	8,285,956
0.113%, 11/27/2015 (3)	10,000,000	9,999,639
0.121%, 6/5/2014 (3)	10,000,000	9,999,978
0.125%, 6/11/2014	5,000,000	4,999,928
0.125%, 7/25/2014	5,000,000	4,999,570
0.130%, 6/19/2014	10,000,000	9,999,918
0.160%, 6/30/2014	5,000,000	4,999,950

0.220%, 11/3/2014	10,000,000	10,001,977
0.250%, 1/26/2015	3,830,000	3,833,460

		90,117,038
Federal Home Loan Mortgage Corporation - 6.4%
0.062%, 10/1/2014 (9)	9,022,000	9,020,104
0.110%, 1/16/2015 (9)	3,500,000	3,497,551
0.140%, 1/26/2015 (9)	7,000,000	6,993,494
0.300%, 1/9/2015	6,000,000	6,005,221
0.500%, 9/19/2014	7,900,000	7,907,494
1.000%, 8/27/2014	3,190,000	3,196,185

		36,620,049
Federal National Mortgage Association - 5.6%
0.085%, 11/3/2014 (9)	9,324,000	9,320,588
0.120%, 7/2/2014 (9)	12,500,000	12,498,708
0.135%, 11/24/2014 (9)	10,000,000	9,993,400

		31,812,696

Total U.S. Government & U.S. Government Agency Obligations		168,637,984

Total Investments - 100.0% (at amortized cost)		570,131,083
Other Assets and Liabilities - 0.0%		23,181

Total Net Assets - 100.0%		$570,154,264

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.5%

Alabama - 4.2%
Chatom Industrial Development Board:
0.450%, 12/1/2024 (3)	$16,000,000	$16,000,000
0.600%, 8/1/2037 (3)	14,675,000	14,675,000

		30,675,000
California - 9.0%
Deutsche Bank Spears/Lifers Trust:
0.160%, 12/1/2024 (3) (5) (6)	12,955,000	12,955,000
0.210%, 8/1/2030 (3) (5) (6)	6,228,000	6,228,000
0.210%, 8/1/2042 (3) (5) (6)	19,123,000	19,123,000
0.210%, 8/1/2048 (3) (5) (6)	9,316,000	9,316,000
State of California, 0.130%, 3/1/2035 (3) (5) (6)	18,750,000	18,750,000

		66,372,000
Colorado - 6.9%
Colorado Educational & Cultural Facilities Authority:
0.050%, 8/1/2037 (3)	9,680,000	9,680,000
0.070%, 6/1/2037 (3)	10,300,000	10,300,000
0.260%, 3/1/2035 (3)	15,000,000	15,000,000
Colorado Health Facilities Authority, 0.110%, 1/1/2035 (3)	10,120,000	10,120,000
Puttable Floating Option Tax-Exempt Receipts, 0.410%, 12/1/2028 (3)	5,460,000	5,460,000

		50,560,000
Connecticut - 0.8%
Connecticut Housing Finance Authority, 0.080%, 5/15/2039 (3)	6,000,000	6,000,000
District of Columbia - 0.2%
District of Columbia, 0.210%, 3/1/2026 (3)	1,850,000	1,850,000
Florida - 8.8%
City of West Palm Beach, 0.250%, 10/1/2038 (3)	30,000,000	30,000,000
County of Brevard, 0.210%, 10/1/2019 (3)	1,605,000	1,605,000
County of St. Lucie, 0.080%, 9/1/2028 (3)	3,000,000	3,000,000
Highlands County Health Facilities Authority, 0.070%, 11/15/2037 (3)	2,500,000	2,500,000
Jacksonville Pollution Control, 0.180%, 6/24/2014	20,000,000	20,000,000
JP Morgan Chase Putters/Drivers Trust, 0.160%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000

		64,505,000
Georgia - 1.0%
Columbia County Development Authority, 0.160%, 8/1/2018 (3)	1,600,000	1,600,000
Monroe County Development Authority, 0.090%, 11/1/2048 (3)	2,000,000	2,000,000
Savannah Economic Development Authority, 0.100%, 1/1/2016 (3)	4,085,000	4,085,000

		7,685,000
Illinois - 4.9%
Deutsche Bank Spears/Lifers Trust, 0.160%, 1/1/2026 (3) (5) (6)	26,350,000	26,350,000
Phoenix Realty Special Account-U LP, 0.160%, 4/1/2020 (3)	8,075,000	8,075,000
Village of McCook, 0.080%, 12/1/2021 (3)	1,700,000	1,700,000

		36,125,000
Indiana - 3.8%
Barclays Capital Municipal Trust Receipts, 0.110%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
County of Posey, 0.300%, 11/18/2014 (3)	20,000,000	20,000,000

		27,770,000
Iowa - 1.8%
Iowa Finance Authority:
0.100%, 2/1/2027 (3)	3,250,000	3,250,000

0.110%, 12/1/2042 (3)	10,000,000	10,000,000

		13,250,000
Kansas - 0.7%
City of Burlington:
0.390%, 7/10/2014	2,995,000	2,995,000
0.390%, 7/10/2014	2,300,000	2,300,000

		5,295,000
Kentucky - 2.0%
County of Mason:
0.260%, 10/15/2014 (3)	4,000,000	4,000,000
0.260%, 10/15/2014 (3)	2,675,000	2,675,000
Kentucky Area Development Districts, 0.130%, 6/1/2033 (3)	8,190,000	8,190,000

		14,865,000
Louisiana - 1.7%
JP Morgan Chase Putters/Drivers Trust, 0.120%, 6/27/2014 (3) (5) (6)	3,500,000	3,500,000
Parish of St. James, 0.230%, 11/1/2039 (3)	9,000,000	9,000,000

		12,500,000
Massachusetts - 1.0%
BB&T Municipal Trust, 0.160%, 10/1/2028 (3) (5) (6)	7,265,000	7,265,000
Michigan - 0.8%
Michigan Strategic Fund:
0.100%, 6/1/2039 (3)	960,000	960,000
0.110%, 12/1/2030 (3)	3,115,000	3,115,000
Waterford School District, 1.000%, 10/15/2014	1,500,000	1,502,763

		5,577,763
Minnesota - 2.9%
City of Bloomington:
0.110%, 12/1/2015 (3)	330,000	330,000
0.110%, 12/1/2015 (3)	275,000	275,000
City of Crystal, 0.450%, 6/30/2014 (3)	13,800,000	13,800,000
City of Ramsey, 0.180%, 12/1/2023 (3)	2,665,000	2,665,000
St. Paul Port Authority, 0.100%, 5/1/2025 (3)	3,960,000	3,960,000

		21,030,000
Mississippi - 7.1%
Claiborne County:
0.400%, 6/11/2014	3,800,000	3,800,000
0.400%, 6/11/2014	4,245,000	4,245,000
County of Jackson, 0.060%, 6/1/2023 (3)	16,500,000	16,500,000
Mississippi Business Finance Corp.:
0.070%, 11/1/2035 (3)	8,000,000	8,000,000
0.350%, 5/1/2037 (3)	19,884,000	19,885,145

		52,430,145
Missouri - 2.5%
Greene County Industrial Development Authority, 0.140%, 5/1/2039 (3)	1,205,000	1,205,000
Missouri State Health & Educational Facilities Authority, 0.050%, 2/1/2031 (3)	17,305,000	17,305,000

		18,510,000
Montana - 1.9%
City of Forsyth, 0.060%, 1/1/2018 (3)	13,685,000	13,685,000
Nebraska - 1.0%
Nebraska Investment Finance Authority:
0.100%, 12/1/2037 (3)	6,500,000	6,500,000
0.150%, 9/1/2031 (3)	600,000	600,000

		7,100,000
New Hampshire - 3.4%
New Hampshire Business Finance Authority, 0.140%, 9/1/2030 (3)	25,000,000	25,000,000
New Jersey - 3.8%
Borough of Wanaque, 1.000%, 2/27/2015	13,071,850	13,111,351
Rib Floater Trust Various States, 0.110%, 7/3/2017 (3) (5) (6)	14,505,000	14,505,000

		27,616,351

New York - 8.6%
Canton Central School District, 1.000%, 7/9/2014	14,425,000	14,432,234
Churchville-Chili Central School District, State Aid Withholding, 1.000%, 6/30/2014	3,700,000	3,701,705
East Moriches Union Free School District, State Aid Withholding, 1.000%, 6/19/2014	3,000,000	3,000,752
Lansingburgh Central School District at Troy, State Aid Withholding, 1.000%, 7/11/2014	16,280,000	16,289,046
Malverne Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	3,100,000	3,101,233
Montauk Union Free School District, State Aid Withholding, 1.000%, 6/27/2014	4,000,000	4,001,447
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/27/2015	11,000,000	11,042,340
Springs Union Free School District, State Aid Withholding, 1.000%, 6/26/2014	2,500,000	2,500,962
Town of East Hampton, 1.000%, 8/29/2014	3,111,365	3,114,697
Whitesboro Central School District, State Aid Withholding, 1.000%, 6/26/2014	2,000,000	2,000,548

		63,184,964
Ohio - 2.8%
County of Warren, 0.250%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.250%, 2/11/2015	4,500,000	4,526,520
Ohio State Higher Educational Facility Commission, 0.130%, 1/15/2046 (3)	11,250,000	11,250,000

		20,966,520
Oklahoma - 0.3%
Tulsa Industrial Authority, 0.260%, 11/1/2026 (3)	2,515,000	2,515,000
Pennsylvania - 1.6%
Barclays Capital Municipal Trust Receipts, 0.160%, 8/1/2038 (3) (5) (6)	11,810,000	11,810,000
South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority, 0.080%, 6/1/2030 (3)	5,000,000	5,000,000
South Dakota - 1.8%
South Dakota Housing Development Authority:
0.140%, 11/1/2048 (3)	6,445,000	6,445,000
0.160%, 5/1/2048 (3)	6,980,000	6,980,000

		13,425,000
Texas - 1.7%
Dallam County Industrial Development Corp., 0.110%, 5/1/2039 (3)	2,800,000	2,800,000
Deutsche Bank Spears/Lifers Trust, 0.140%, 8/15/2029 (3) (5) (6)	10,000,000	10,000,000

		12,800,000
Virginia - 0.5%
Barclays Capital Municipal Trust Receipts, 0.110%, 2/1/2028 (3) (5) (6)	3,335,000	3,335,000
Washington - 4.5%
Barclays Capital Municipal Trust Receipts, 0.110%, 6/1/2039 (3) (5) (6)	16,870,000	16,870,000
Eclipse Funding Trust, 0.060%, 1/1/2037 (3) (5) (6)	12,440,000	12,440,000
Washington State Housing Finance Commission, 0.160%, 7/1/2028 (3)	3,660,000	3,660,000

		32,970,000
Wisconsin - 6.8%
City of Milwaukee, 0.170%, 2/15/2032 (3)	15,000,000	15,000,000
Palmyra-Eagle Area School District, 2.200%, 12/1/2014	2,150,000	2,153,183
Raymond School District No. 14, 4.625%, 12/1/2014	1,900,000	1,922,354
Westosha Central High School District, 2.850%, 11/1/2014	3,250,000	3,265,383
Wisconsin Health & Educational Facilities Authority:
0.110%, 12/1/2027 (3)	2,200,000	2,200,000
0.260%, 8/15/2034 (3)	25,754,260	25,754,260

		50,295,180

Total Municipals		731,967,923

Mutual Funds - 1.5%
Federated Tax-Free Obligations Fund, Class I, 0.010%	11,293,175	11,293,175

Total Mutual Funds		11,293,175

Total Investments - 101.0% (at amortized cost)	743,261,098
Other Assets and Liabilities - (1.0)%	(7,386,483)

Total Net Assets - 100.0%	$735,874,615

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Principal Amount	Value
Certificates of Deposit - 26.1%

Banks - 18.8%
Bank of Nova Scotia/Houston, 0.230%, 4/8/2015 (3)	$25,000,000	$25,000,000
Bank of Nova Scotia/Houston, 0.280%, 8/8/2014 (3)	73,000,000	73,000,000
Bank of Nova Scotia/Houston, 0.395%, 9/19/2014 (3)	14,000,000	14,006,374
Canadian Imperial Bank of Commerce/New York, 0.280%, 8/14/2014 (3)	50,000,000	50,000,000
Credit Suisse New York, 0.510%, 11/17/2014	30,000,000	30,015,383
Rabobank Nederland NY, 0.255%, 11/3/2014	50,000,000	50,000,000
Rabobank Nederland NY, 0.276%, 9/3/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.260%, 2/4/2015 (3)	70,000,000	70,000,000
Skandinav Enskilda Bank/New York, 0.295%, 10/31/2014	20,000,000	20,000,000
Skandinav Enskilda Bank/New York, 0.300%, 11/18/2014	25,000,000	25,000,000
Swedbank AB/New York, 0.317%, 2/24/2015 (3)	25,000,000	25,000,000
Toronto Dominion Bank, 0.220%, 7/24/2014 (3)	20,000,000	20,000,000
Toronto Dominion Bank, 0.240%, 10/29/2014	40,000,000	40,000,000
Wells Fargo Bank NA, 0.221%, 9/4/2014 (3)	60,000,000	60,000,000
Wells Fargo Bank NA, 0.221%, 11/18/2014 (3)	50,000,000	50,000,000
Wells Fargo Bank NA, 0.230%, 4/8/2015 (3)	25,000,000	25,000,000

		612,021,757
European Time Deposit - 7.3%
DNB NOR Bank ASA Cayman, 0.060%, 6/2/2014	115,000,000	115,000,000
Svenska Handelsbanken, Inc., 0.060%, 6/2/2014	125,000,000	125,000,000

		240,000,000

Total Certificates of Deposit		852,021,757

Commercial Paper - 33.4%

Asset-Backed Securities - 14.6%
Chariot Funding LLC, 0.280%, 11/24/2014 (5) (6) (9)	25,000,000	24,965,778
Chariot Funding LLC, 0.300%, 6/2/2014 (5) (6) (9)	23,200,000	23,199,807
Jupiter Securitization Corp., 0.280%, 10/9/2014 (5) (6) (9)	15,000,000	14,984,833
Jupiter Securitization Corp., 0.280%, 10/30/2014 (5) (6) (9)	25,000,000	24,970,639
Jupiter Securitization Corp., 0.300%, 8/5/2014 (5) (6) (9)	25,000,000	24,986,458
Jupiter Securitization Corp., 0.300%, 8/22/2014 (5) (6) (9)	26,000,000	25,982,233
Kells Funding LLC, 0.210%, 7/15/2014 (5) (6) (9)	40,000,000	39,989,214
Old Line Funding LLC, 0.220%, 10/8/2014 (5) (6) (9)	38,000,000	37,970,043
Old Line Funding LLC, 0.230%, 6/2/2014 (5) (6) (9)	35,000,000	34,999,777
Regency Markets No. 1 LLC, 0.140%, 6/16/2014 (5) (6) (9)	48,000,000	47,997,200
Regency Markets No. 1 LLC, 0.140%, 6/18/2014 (5) (6) (9)	10,000,000	9,999,339
Regency Markets No. 1 LLC, 0.140%, 6/19/2014 (5) (6) (9)	45,000,000	44,996,850
Regency Markets No. 1 LLC, 0.140%, 6/20/2014 (5) (6) (9)	20,000,000	19,998,522
Thunder Bay Funding LLC, 0.220%, 10/1/2014 (5) (6) (9)	50,000,000	49,962,722
Thunder Bay Funding LLC, 0.230%, 7/22/2014 (5) (6) (9)	50,000,000	49,983,709

		474,987,124
Automobiles - 0.8%
Toyota Motor Credit Corp., 0.240%, 6/16/2014 (9)	25,000,000	24,997,500
Consumer Products - 0.9%
Reckitt Benckiser Treasury Services PLC, 0.300%, 11/24/2014 (5) (6) (9)	30,000,000	29,956,000
Foreign Banks - 13.3%
ANZ New Zealand Intl. Ltd., 0.210%, 7/10/2014 (5) (6) (9)	50,000,000	49,988,625
HSBC Bank PLC, 0.258%, 6/6/2014 (3) (5) (6)	50,000,000	50,000,000
Nordea Bank AB, 0.150%, 7/1/2014 (5) (6) (9)	50,000,000	49,993,750
Nordea Bank AB, 0.220%, 11/14/2014 (5) (6) (9)	50,000,000	49,949,278
Nordea Bank AB, 0.225%, 10/23/2014 (5) (6) (9)	30,000,000	29,973,000
Rabobank USA Finance Corp., 0.250%, 10/6/2014 (9)	35,000,000	34,969,132

Skandinaviska Enskilda Banken AB, 0.275%, 7/14/2014 (5) (6) (9)	45,000,000	44,985,219
Swedbank, 0.245%, 10/6/2014 (9)	25,000,000	24,978,392
Swedbank, 0.275%, 8/4/2014 (9)	50,000,000	49,975,555
Westpac Banking Corp., 0.229%, 11/3/2014 (3) (5) (6)	50,000,000	50,000,000

		434,812,951
Winding Up Agencies - 3.8%
Erste Abwicklungsanstalt, 0.170%, 8/22/2014 (5) (6) (9)	100,000,000	99,961,278
Erste Abwicklungsanstalt, 0.180%, 11/10/2014 (5) (6) (9)	25,000,000	24,979,750

		124,941,028

Total Commercial Paper		1,089,694,603

Funding Agreements - 3.5%

Insurance - 3.5%
Metropolitan Life Insurance Co., 0.358%, 9/1/2014 (3) (5) (8)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 0.419%, 8/1/2014 (3) (5) (8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals - 12.3%

Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.080%, 9/15/2038 (3) (7)	12,630,000	12,630,000
Hawaii - 0.6%
Hawaii State Department of Budget & Finance, 0.160%, 3/1/2037 (3) (7)	19,485,000	19,485,000
Iowa - 0.2%
Iowa Finance Authority, 0.070%, 1/1/2039 (3) (7)	6,345,000	6,345,000
Louisiana - 3.4%
East Baton Rouge Parish Industrial Development Board, Inc., 0.060%, 8/1/2035 (3)	50,000,000	50,000,000
East Baton Rouge Parish Industrial Development Board, Inc., 0.060%, 12/1/2040 (3)	62,335,000	62,335,000

		112,335,000
New York - 6.0%
New York City Housing Development Corp., FNMA, 0.070%, 5/15/2034 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.070%, 6/15/2034 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.070%, 11/15/2038 (3) (7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.260%, 10/1/2014 (3) (7)	44,395,000	44,395,000

		193,995,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.070%, 1/1/2039 (3) (7)	13,155,000	13,155,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.120%, 8/15/2043 (3)	11,075,000	11,075,000
Vermont - 0.3%
BB&T Municipal Trust, 0.390%, 5/1/2027 (3)	8,025,000	8,025,000
Wisconsin - 0.7%
Wisconsin Housing & Economic Development Authority, 0.070%, 3/1/2035 (3) (7)	11,545,000	11,545,000
Wisconsin Housing & Economic Development Authority, 0.070%, 9/1/2035 (3) (7)	12,370,000	12,370,000

		23,915,000

Total Municipals		400,960,000

Mutual Funds - 5.0%
BlackRock Liquidity Funds TempFund	162,000,000	162,000,000

Total Mutual Funds		162,000,000

Notes-Variable - 2.8%

Diversified Financial Services - 1.2%
Toyota Motor Credit Corp., 0.227%, 1/14/2015 (3)	$40,000,000	40,000,000
Foreign Banks - 1.6%
Bank of Nova Scotia, 1.267%, 1/12/2015 (3)	20,500,000	20,631,489

Westpac Banking Corp., 0.477%, 1/29/2015 (3) (5) (6)	32,000,000	32,050,691

		52,682,180

Total Notes-Variable		92,682,180

Repurchase Agreements - 11.7%

Agreement with Deutsche Bank Securities, Inc., 0.070%, dated 5/30/2014, to be repurchased at $125,000,729 on 6/2/2014, collateralized by U.S. Government Agency Obligations with various maturities to 6/27/2028, with a market value of $126,734,994	125,000,000	125,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 5/30/2014, to be repurchased at $15,707,764 on 6/2/2014, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2015, with a market value of $16,026,263	15,707,764	15,707,764
Agreement with Goldman Sachs Group, Inc., 0.060%, dated 5/30/2014, to be repurchased at $140,000,700 on 6/2/2014, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2044, with a market value of $142,368,956	140,000,000	140,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 5/27/2014, to be repurchased at $100,000,972 on 6/3/2014, collateralized by a U.S. Government Agency Obligation with a maturity of 10/20/2028, with a market value of $101,765,267	100,000,000	100,000,000

Total Repurchase Agreements		380,707,764

Trust Demand Notes - 4.4%

Broker/Dealers - 4.4%
JP Morgan Securities, Inc., 0.230%, 6/2/2014 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 0.8%

Federal Home Loan Bank - 0.8%
0.070%, 10/17/2014 (9)	25,130,000	25,123,257

Total U.S. Government & U.S. Government Agency Obligations		25,123,257

Total Investments - 100.0% (at amortized cost)		3,261,189,561
Other Assets and Liabilities - 0.0%		(18,104)

Total Net Assets - 100.0%		$3,261,171,457

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2014. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2014. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2014.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2014, these securities amounted to:

Fund	Amount	% of Total Net Assets
Mid-Cap Growth Fund	$7,032,429	2.69%
Small-Cap Value Fund	760,000	1.04
Small-Cap Growth Fund	22,981,650	2.84
TCH Emerging Markets Bond Fund	5,933,328	76.53
Ultra Short Tax-Free Fund	111,790,088	17.13
Short Tax-Free Fund	1,144,101	1.24
Short-Term Income Fund	32,113,523	12.49
Intermediate Tax-Free Fund	10,036,466	0.76
Mortgage Income Fund	2,065,518	1.51
TCH Intermediate Income Fund	22,079,981	16.32
TCH Corporate Income Fund	29,710,927	18.24
TCH Core Plus Bond Fund	133,070,090	15.02
Monegy High Yield Bond Fund	24,400,422	25.23
Tax-Free Money Market Fund	187,617,000	25.50
Prime Money Market Fund	1,101,824,715	33.79

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.59%, 10.83% and 8.26%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days.

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 8, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(11)	Foreign Security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(12)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(14)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agricultural Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2014, the Corporation consisted of 40 operational portfolios. This section of the quarterly report includes 30 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor and Institutional class of shares. The Corporation also consists of 10 operational Target Date Retirement portfolios with the Additional Information Associated with the Schedules of Investments disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2002	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Micro-Cap Fund	September 30, 2013	To provide capital appreciation.
Pyrford Global Low Volatility Equity Fund	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund	December 27, 2013	To provide capital appreciation.
Pyrford Global Strategic Return Fund	December 29, 2011	To maximize total return
Pyrford International Stock Fund	December 29, 2011	To provide capital appreciation.
Pyrford Global Natural Resources Fund	December 27, 2013	To provide capital appreciation.
Lloyd George Emerging Markets Equity Fund	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund	September 30, 2013	To maximize total return consistent with current income.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each fund and their respective gross unrealized appreciation and depreciation at May 31, 2014 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$69,398,495		$5,492,721	$(1,018,950)	$4,473,771
Dividend Income Fund	128,459,887		23,508,795	(411,826)	23,096,969
Large-Cap Value Fund	264,732,019		56,793,853	(968,303)	55,825,550
Large-Cap Growth Fund	272,685,777		56,284,970	(1,094,574)	55,190,396
Mid-Cap Value Fund	355,292,333		90,912,734	(2,902,724)	88,010,010
Mid-Cap Growth Fund	318,774,849		79,553,410	(9,512,283)	70,041,127
Small-Cap Value Fund	84,884,633		13,651,870	(1,906,942)	11,744,928
Small-Cap Core Fund	4,761,084		197,699	(181,388)	16,311
Small-Cap Growth Fund	1,114,963,785		147,214,099	(70,987,498)	76,226,601
Micro-Cap Fund	2,821,740		305,686	(158,559)	147,127
Global Low Volatility Equity Fund	1,243,607		135,515	(22,064)	113,451
Pyrford Global Equity Fund	1,101,608		60,160	(20,808)	39,352
Pyrford Global Strategic Return Fund	30,611,444		1,713,938	(517,460)	1,196,478
Pyrford International Stock Fund	273,811,640		52,743,793	(4,647,718)	48,096,075
Global Natural Resources Fund	1,004,032		89,603	(21,446)	68,157
Lloyd George Emerging Markets Equity Fund	154,371,063		22,305,373	(7,996,809)	14,308,564
TCH Emerging Markets Bond Fund	6,807,764		441,670	(6)	441,664
Ultra Short Tax-Free Fund	651,534,102		2,094,177	(522,059)	1,572,118
Short Tax-Free Fund	92,123,465		891,474	(148,967)	742,507
Short-Term Income Fund	318,362,135		2,420,427	(752,780)	1,667,647
Intermediate Tax-Free Fund	1,277,772,583		46,948,209	(2,593,271)	44,354,938
Mortgage Income Fund	176,338,378		3,301,621	(913,205)	2,388,416
TCH Intermediate Income Fund	188,410,279		3,162,216	(291,318)	2,870,898
TCH Corporate Income Fund	178,115,454		11,119,939	(132,681)	10,987,258
TCH Core Plus Bond Fund	1,267,377,031		34,076,997	(3,099,015)	30,977,982
Monegy High Yield Bond Fund	92,128,118		4,399,337	(153,763)	4,245,574
Multi-Asset Income Fund	40,117,229		626,080	(171,710)	454,370
Government Money Market Fund	570,131,083	*	—	—	—
Tax-Free Money Market Fund	743,261,098	*	—	—	—
Prime Money Market Fund	3,261,189,561	*	—	—	—

*	- at amortized cost

3. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity, and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the August 31, 2013 audited Annual Report Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2014 (1):

Description	Value
American Honda Finance Corp., 0.234%, 12/5/2014 (2)	$20,001,560
American Honda Finance Corp., 0.324%, 11/13/2014 (2)	3,502,219
ANZ New Zealand International Ltd., 0.021%, 7/10/2014 (3)	26,721,756
Bank of Nova Scotia, 0.280%, 8/8/2014 (2)	30,006,660
Bank of Nova Scotia, 0.416%, 2/19/2015 (2)	3,205,088
Barclays Bank PLC, 0.610%, 9/18/2014	10,012,607
Blackrock Liquidity TempFund Money Market Fund, 0.030%	48,712,917
Blackrock Liquidity TempCash Money Market Fund, 0.044%	34,490,825
Canadian Imperial Bank, 0.280%, 8/14/2014 (2)	10,000,000
Canadian Imperial Bank, 0.473%, 11/5/2014 (2)	25,029,375
Caterpillar Financial Services, 0.326%, 11/19/2014 (2)	20,013,280
Chariot Funding LLC, 0.300%, 6/5/2014 (3)	22,649,682
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.276%, 9/3/2014 (2)	15,002,775
Credit Suisse Group, 0.510%, 11/17/2014	20,016,986
DNB Bank ASA, 0.260%, 10/24/2014 (3)	24,951,611
Dreyfus Cash Management Money Market Fund, 0.030%	133,307
Dreyfus Institutional Cash Advantage Money Market Fund, 0.090%	2,359,166
Fidelity Institutional Money Market Fund, 0.048%	143,515,935
Goldman Sachs Money Market Fund, 0.073%	38,636,562
HSBC Bank, PLC, 0.252%, 6/6/2014 (3)	25,000,000
Jupiter Securitization Co., 0.240%, 6/10/2014 (3)	24,943,750
Jupiter Securitization Co., 0.280%, 10/9/2014 (3)	4,989,578
JP Morgan Liquid Asset Money Market Fund, 0.054%	102,200,000
Kells Funding, LLC, 0.235%, 11/3/2014 (3)	24,960,344
Liberty Strategic Funding, 0.180%, 6/17/2014 (3)	14,993,100
Macquarie Bank Ltd., 0.330%, 8/6/2014 (3)	9,983,408
Macquarie Bank Ltd., 0.350%, 7/31/2014 (3)	19,961,889
Metlife Institutional Insurance FA, 0.306%, 8/28/2014 (2)	20,000,000
Metlife Short-Term Funding LLC, 0.200%, 9/15/2014 (3)	28,602,095
National Rural Utilities Co., 0.278%, 5/1/2015 (2)	30,009,600
New York Life Global Funding, 0.355%, 6/18/2014 (2)	1,000,135
Nordea Bank, 0.210%, 9/25/2014 (3)	29,968,325
Nordea Bank, 0.225%, 10/23/2014 (3)	19,977,125
Old Line Funding Corp., 0.230%, 6/2/2014 (3)	14,982,750
Old Line Funding Corp., 0.230%, 6/20/2014 (3)	24,970,931
PNC Bank, 0.310%, 1/22/2015 (3)	27,500,000
Prudential PLC, 0.260%, 8/14/2014 (3)	26,865,807
Rabobank USA Financial Corp., 0.250%, 8/26/2014 (3)	26,956,687
Reckitt Benckiser, 0.300%, 11/24/2014 (3)	20,963,600
Reckitt Benckiser, 0.370%, 9/12/2014 (3)	9,962,897
Regency Markets LLC, 0.140%, 6/16/2014 (3)	39,995,022
Royal Bank of Canada, 0.260%, 2/4/2015 (2)	30,010,980
Salisbury Receivables Co., 0.250%, 9/10/2014 (3)	20,473,948
Sheffield Receivables Corp., 0.250%, 7/24/2014 (3)	24,969,271
Skandinaviska Enskilda Bank, 0.275%, 7/14/2014 (3)	23,965,717
Skandinaviska Enskilda Bank, 0.604%, 4/16/2015 (2)	36,495,222
Swedbank Foreningsspar, 0.245%, 10/6/2014 (3)	24,969,035
Swedbank Sparbanken, 0.326%, 2/24/2015	22,010,362
Thunder Bay Funding, LLC, 0.230%, 6/9/2014 (3)	29,965,500
Toronto Dominion Bank, 0.220%, 7/24/2014 (2)	25,003,850
Toronto Dominion Bank, 0.223%, 2/6/2015 (2)	15,000,510
Toyota Motor Credit Corp., 0.227%, 1/14/2015 (2)	15,000,675
Toyota Motor Credit Corp., 0.240%, 6/16/2014 (3)	29,963,800
Wells Fargo Bank, 0.221%, 9/4/2014 (2)	25,003,450
Western Asset Institutional Cash Reserves Money Market Fund, 0.051%	31,993,427
Western Asset Institutional Liquid Reserves Money Market Fund, 0.070%	64,000,000
Westpac Banking Corp., 0.221%, 11/3/2014 (3)	30,000,000
Westpac Banking Corp., 0.477%, 1/29/2015 (2)	13,248,183
Other Accruals	502,978

Total	$1,510,326,262

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$19,763,407	$20,259,040
Dividend Income Fund	37,774,373	38,721,689
Large-Cap Value Fund	79,589,508	81,585,463
Large-Cap Growth Fund	101,771,706	104,323,964
Mid-Cap Value Fund	120,882,870	123,914,408
Mid-Cap Growth Fund	122,559,941	125,633,534
Small-Cap Value Fund	22,856,191	23,429,385
Small-Cap Core Fund	1,235,557	1,266,543
Small-Cap Growth Fund	375,705,256	385,127,298
Short-Term Income Fund	58,723,533	60,196,219
Mortgage Income Fund	35,618,137	36,511,382
TCH Intermediate Income Fund	55,771,302	57,169,951
TCH Corporate Income Fund	24,704,810	25,324,367
TCH Core Plus Bond Fund	409,068,565	419,327,297
Multi-Asset Income Fund	7,351,362	7,535,722

Total	$1,473,376,518	$1,510,326,262

(1)	The collateral pool is managed by the fixed income group within BMO Asset Management Corp. (the “Adviser”). Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2014.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended May 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. It is the Funds’ policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$52,276,293	$—	$—	$52,276,293
Short-Term Investments	1,336,933	20,259,040	—	21,595,973

Total	$53,613,226	$20,259,040	$—	$73,872,266

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$110,915,378	$—	$—	$110,915,378
Short-Term Investments	2,071,942	38,721,689	—	40,793,631

Total	$112,987,320	$38,721,689	$—	$151,709,009

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$235,276,519	$—	$—	$235,276,519
Short-Term Investments	3,695,587	81,585,463	—	85,281,050

Total	$238,972,106	$81,585,463	$—	$320,557,569

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$218,818,321	$—	$—	$218,818,321
Short-Term Investments	4,733,888	104,323,964	—	109,057,852

Total	$223,552,209	$104,323,964	$—	$327,876,173

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$306,622,813	$—	$—	$306,622,813
Short-Term Investments	12,765,122	123,914,408	—	136,679,530

Total	$319,387,935	$123,914,408	$—	$443,302,343

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$256,209,865	$—	$—	$256,209,865
Short-Term Investments	6,972,577	125,633,534	—	132,606,111

Total	$263,182,442	$125,633,534	$—	$388,815,976

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$69,616,180	$760,000	$—	$70,376,180
Short-Term Investments	2,823,996	23,429,385	—	26,253,381

Total	$72,440,176	$24,189,385	$—	$96,629,561

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,408,450	$—	$—	$3,408,450
Short-Term Investments	102,402	1,266,543	—	1,368,945

Total	$3,510,852	$1,266,543	$—	$4,777,395

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$790,924,603	$—	$—	$790,924,603
Short-Term Investments	15,138,485	385,127,298	—	400,265,783

Total	$806,063,088	$385,127,298	$—	$1,191,190,386

Micro-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$2,868,688	$—	$—	$2,868,688
Short-Term Investments	100,179	—	—	100,179

Total	$2,968,867	$—	$—	$2,968,867

Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,354,523	$—	$677	$1,355,200
Preferred Stocks(1)	1,858	—	—	1,858

Total	$1,356,381	$—	$677	$1,357,058

Pyrford Global Equity Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,038,613	$—	$—	$1,038,613
Preferred Stocks(1)	7,484	—	—	7,484
Short-Term Investments	—	94,863	—	94,863

Total	$1,046,097	$94,863	$—	$1,140,960

Pyrford Global Strategic Return Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$8,346,138	$—	$—	$8,346,138
Preferred Stocks(1)	38,464	—	—	38,464
International Bonds	—	9,554,859	—	9,554,859
U.S. Government & U.S. Government Agency Obligations	—	13,166,524	—	13,166,524
Short-Term Investments	—	1,845,352	—	1,845,352

Total	$8,384,602	$24,566,735	$—	$32,951,337

Pyrford International Stock Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$308,380,863	$—	$—	$308,380,863
Preferred Stocks(1)	3,022,835	—	—	3,022,835
Short-Term Investments	—	10,504,017	—	10,504,017

Total	$311,403,698	$10,504,017	$—	$321,907,715

Global Natural Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,079,491	$—	$—	$1,079,491
Short-Term Investments	—	29,698	—	29,698

Total	$1,079,491	$29,698	$—	$1,109,189

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$158,042,018	$—	$—	$158,042,018
Preferred Stocks(1)	5,503,797	—	—	5,503,797
Warrants	2,922,818	—	—	2,922,818
Short-Term Investments	—	2,210,994	—	2,210,994

Total	$166,468,633	$2,210,994	$—	$168,679,627

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,952,852	$—	$5,952,852
International Bonds	—	1,296,576	—	1,296,576

Total	$—	$7,249,428	$—	$7,249,428

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$625,788,900	$—	$625,788,900
Short-Term Investments	5,784,493	21,532,827	—	27,317,320

Total	$5,784,493	$647,321,727	$—	$653,106,220

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$245,000	$91,274,850	$—	$91,519,850
Short-Term Investments	1,044,670	301,452	—	1,346,122

Total	$1,289,670	$91,576,302	$—	$92,865,972

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$36,504,716	$—	$36,504,716
Collateralized Mortgage Obligations	—	17,538,483	—	17,538,483
Commercial Mortgage Securities	—	13,581,506	—	13,581,506
Corporate Bonds & Notes	—	130,283,764	—	130,283,764
Municipals	—	2,520,014	—	2,520,014
Mutual Funds	3,709,221	3,005,741	—	6,714,962
U.S. Government & U.S. Government Agency Obligations	—	34,496,592	—	34,496,592
U.S. Government Agency-Mortgage Securities	—	3,193,423	—	3,193,423
Short-Term Investments	7,913,655	67,282,667	—	75,196,322

Total	$11,622,876	$308,406,906	$—	$320,029,782

Intermediate Tax-Free Fund(2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,296,305,582	$—	$1,296,305,582
Mutual Funds	5,931,148	—	—	5,931,148
Short-Term Investments	19,890,791	—	—	19,890,791

Total	$25,821,939	$1,296,305,582	$—	$1,322,127,521

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$383,932	$—	$383,932
Collateralized Mortgage Obligations	—	18,936,058	—	18,936,058
Commercial Mortgage Securities	—	5,130,654	—	5,130,654
U.S. Government Agency-Mortgage Securities	—	104,547,490	—	104,547,490
Short-Term Investments	13,217,277	36,511,382	—	49,728,659

Total	$13,217,277	$165,509,516	$—	$178,726,793

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,440,799	$—	$5,440,799
Corporate Bonds & Notes	—	88,549,476	—	88,549,476
U.S. Government & U.S. Government Agency Obligations	—	17,348,803	—	17,348,803
U.S. Government Agency-Mortgage Securities	—	15,045,478	—	15,045,478
Short-Term Investments	7,726,670	57,169,951	—	64,896,621

Total	$7,726,670	$183,554,507	$—	$191,281,177

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,327,941	$—	$3,327,941
Corporate Bonds & Notes	—	147,195,757	—	147,195,757
Municipals	—	595,405	—	595,405
Short-Term Investments	10,659,300	27,324,309	—	37,983,609

Total	$10,659,300	$178,443,412	$—	$189,102,712

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,923,387	$—	$5,923,387
Commercial Mortgage Securities	—	562,438	—	562,438
Corporate Bonds & Notes	—	453,192,673	—	453,192,673
Municipals	—	357,243	—	357,243
U.S. Government & U.S. Government Agency Obligations	—	150,003,735	—	150,003,735
U.S. Government Agency-Mortgage Securities	—	231,756,196	—	231,756,196
Short-Term Investments	27,232,334	429,327,007	—	456,559,341

Total	$27,232,334	$1,271,122,679	$—	$1,298,355,013

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$95,449,359	$—	$95,449,359
Short-Term Investments	924,333	—	—	924,333

Total	$924,333	$95,449,359	$—	$96,373,692

Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,051,352	$—	$—	$18,051,352
Mutual Funds	13,738,393	804,307	—	14,542,700
Short-Term Investments	441,825	7,535,722	—	7,977,547

Total	$32,231,570	$8,340,029	$—	$40,571,599

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$73,315,000	$—	$73,315,000
Repurchase Agreements	—	328,178,099	—	328,178,099
U.S. Government & U.S. Government Agency Obligations	—	168,637,984	—	168,637,984

Total	$—	$570,131,083	$—	$570,131,083

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$731,967,923	$—	$731,967,923
Mutual Funds	11,293,175	—	—	11,293,175

Total	$11,293,175	$731,967,923	$—	$743,261,098

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$852,021,757	$—	$852,021,757
Commercial Paper	—	1,089,694,603	—	1,089,694,603
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	400,960,000	—	400,960,000
Mutual Funds	162,000,000	—	—	162,000,000
Notes-Variable	—	92,682,180	—	92,682,180
Repurchase Agreements	—	380,707,764	—	380,707,764
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	25,123,257	—	25,123,257

Total	$162,000,000	$3,099,189,561	$—	$3,261,189,561

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and written options, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford Global Equity Fund
Short Forward Contracts	$—	$(2,910)	$—	$(2,910)
Pyrford Global Strategic Return Fund
Short Forward Contracts	—	(10,183)	—	(10,183)
Pyrford International Stock Fund
Short Forward Contracts	—	(978,275)	—	(978,275)
Intermediate Tax-Free Fund
Short Futures Contracts	(161,156)	—	—	(161,156)

Current Level 3 securities represent less than 1% of net assets as of May 31, 2014. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Fund	Beginning balance September 1, 2013	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments	Total realized gain/(loss)	Ending balance May 31, 2014
Global Low Volatility Equity Common Stocks	$—	$—	$—	$677	$—	$—	$—	$677

5. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2014, the Funds did not hold any option contracts.

6. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended May 31, 2014, the Ultra Short Tax-Free Fund, Short Tax-Free Fund and Intermediate Tax-Free Fund had an average of 5, 1, and 163 short U.S. Treasury futures contracts outstanding, respectively. The Ultra Short Tax-Free Fund,
Short Tax-Free Fund and Intermediate Tax-Free Fund had $(27,035), $(13,557) and $(562,632) in net realized losses and $(1,295), $0 and $(167,787) in changes in unrealized depreciation on U.S. Treasury futures contracts, respectively. At May 31, 2014, the following Funds had outstanding futures contracts:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Depreciation
Intermediate Tax-Free Fund	September 2014	250	U.S. 10 Year Note	Short	$(161,156)

7. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended May 31, 2014, the Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund, Pyrford International Stock Fund and Monegy High Yield Bond Fund had average quarterly notional values of $40,146, $349,880, $24,356,064 and $173,853 on short forward foreign currency exchange contracts and $2,238, $36,876, $0 and $0 on long forward foreign currency exchange contracts, respectively. The Pyrford Global Equity Fund, Pyrford Global Strategic Return Fund, Pyrford International Stock Fund and Monegy High Yield Bond Fund had $0, $49,961, $1,903,937, and $(9,347) in net realized gains/(losses) and $(2,910), $(66,184), $(3,237,238) and $(4,681) in changes in net unrealized depreciation on forward foreign currency contracts, respectively. At May 31, 2014, the following Funds had outstanding foreign currency exchange contracts:

Pyrford Global Equity Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Depreciation	Counterparty
September 16, 2014	Australian Dollar (AUD)	$77,448	AUD	87,000	$80,358	$(2,910)	StateStreet Bank London

Pyrford Global Strategic Return Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Depreciation	Counterparty
September 16, 2014	Australian Dollar (AUD)	$268,841	AUD	302,000	$279,024	$(10,183)	StateStreet Bank London

Pyrford International Stock Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Depreciation	Counterparty
September 16, 2014	Australian Dollar (AUD)	$25,826,483	AUD	29,012,000	$26,804,758	$(978,275)	StateStreet Bank London

8. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2014 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Mortgage Income Fund	$17,015,102	$86,642,936	$90,440,761	$—	13,217,277	$706	$—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.035%
Ultra Short Tax-Free Fund	13,695,220	342,073,722	349,984,449	—	5,784,493	2,501	—
Short Tax-Free Fund	284,279	52,445,761	51,685,370	—	1,044,670	257	—
Intermediate Tax-Free Fund	25,028,602	271,672,204	276,810,015	—	19,890,791	3,171	—
Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.010%
Low Volatility Equity Fund	833,988	12,655,488	12,152,543	—	1,336,933	107	—
Dividend Income Fund	2,734,777	13,018,104	13,680,939	—	2,071,942	188	—
Large-Cap Value Fund	4,135,292	40,669,002	41,108,707	—	3,695,587	289	—
Large-Cap Growth Fund	1,099,141	28,217,993	24,583,246	—	4,733,888	218	—
Mid-Cap Value Fund	11,960,893	86,186,457	85,382,228	—	12,765,122	1,022	—
Mid-Cap Growth Fund	4,667,545	68,186,557	65,881,525	—	6,972,577	519	—
Small-Cap Value Fund	2,443,897	22,186,106	21,806,007	—	2,823,996	269	—
Small-Cap Core Fund	—	3,513,650	3,411,248	—	102,402	2	—
Small-Cap Growth Fund	21,334,766	265,433,855	271,630,136	—	15,138,485	1,966	—
Micro-Cap Fund	—	3,023,161	2,922,982	—	100,179	6	—
Short-Term Income Fund	9,442,679	91,186,567	92,715,591	—	7,913,655	973	—
TCH Intermediate Income Fund	8,470,112	114,491,732	115,235,174	—	7,726,670	724	—
TCH Corporate Income Fund	10,773,358	68,202,216	68,316,274	—	10,659,300	567	—
TCH Core Plus Bond Fund	39,385,384	431,056,328	443,209,378	—	27,232,334	2,899	—
Monegy High Yield Bond Fund	4,229,798	23,953,405	27,258,870	—	924,333	121	—
Multi-Asset Income	—	16,587,406	16,145,581	—	441,825	36	—

Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
AMAG Pharmaceuticals, Inc.	—	22,474,640		(2,347,348)	20,127,292	—	—
Penn Virginia Corp. (1)	15,970,162	285,136	29,786,244	—	—	—	15,903,340
UCP Inc. Class A	5,705,700			(735,680)	5,534,320	—	—

Totals	21,675,862	22,759,776	29,786,244	(3,083,028)	25,661,612	—	15,903,340
Multi-Asset Income Fund
Short-Term Income Fund	—	648,673	—	871	649,544	1,853	—
Monegy High Yield Bond Fund	—	807,384	—	4,457	811,841	9,404	—

Totals	—	1,456,057	—	5,328	1,461,385	11,257	—

(1)	No longer affiliated as of May 31, 2014.

2010 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 20.1%
BMO Dividend Income Fund (2)	73,105	$1,003,737
BMO Large-Cap Value Fund (2)	50,941	834,917
BMO Low Volatility Equity Fund (2)	47,048	604,097
Davis New York Venture Fund	7,779	335,215
Harbor Capital Appreciation Fund	11,075	632,959
T Rowe Price Growth Stock Fund	11,366	600,790
Vanguard Equity Income Fund	15,416	1,007,451
Vanguard Institutional Index Fund	9,653	1,706,711

Total Large-Cap Funds		6,725,877
Mid-Cap Funds - 4.9%
BMO Mid-Cap Growth Fund (2)	21,546	500,954
BMO Mid-Cap Value Fund (2)	36,016	599,304
Vanguard Mid-Cap Index Fund	17,055	537,584

Total Mid-Cap Funds		1,637,842
Small-Cap Funds - 2.4%
BMO Micro-Cap Fund (1) (2)	12,170	133,874
BMO Small-Cap Growth Fund (2)	13,462	299,406
Goldman Sachs Small Cap Value Fund	6,476	368,082

Total Small-Cap Funds		801,362
International Funds - 11.6%
BMO Lloyd George Emerging Markets Equity Fund (2)	45,534	622,450
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	12,900	131,580
BMO Pyrford International Stock Fund (2)	78,612	1,034,538
DFA International Small Company Portfolio	5,002	100,832
Dodge & Cox International Stock Fund	21,737	999,484
Harbor International Fund	13,133	971,575

Total International Funds		3,860,459
Fixed Income Funds - 59.8%
BMO Monegy High Yield Fund (2)	91,853	967,214
BMO TCH Core Plus Bond Fund (2)	620,644	7,367,039
Federated Institutional High-Yield Bond Fund	93,092	966,296
Fidelity Advisor Floating Rate High Income Fund	163,435	1,627,812
PIMCO Total Return Fund	333,724	3,654,273
PIMCO Unconstrained Bond Fund	141,114	1,594,584
TCW Emerging Markets Income Fund	91,856	802,819
Vanguard Short-Term Inflation-Protected Securities Index Fund	72,969	1,827,870
Vanguard Short-Term Investment Grade Fund	107,859	1,162,723

Total Fixed Income Funds		19,970,630

Total Mutual Funds (identified cost $27,446,476)		32,996,170

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Prime Money Market Fund, Class I, 0.010% (2)	294,568	294,568

Total Short-Term Investments (identified cost $294,568)		294,568

Total Investments - 99.7% (identified cost $27,741,044)	33,290,738
Other Assets and Liabilities - 0.3%	108,323

Total Net Assets - 100.0%	$33,399,061

2015 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.2%

Large-Cap Funds - 24.8%
BMO Dividend Income Fund (2)	1,024	$14,054
BMO Large-Cap Value Fund (2)	886	14,528
BMO Low Volatility Equity Fund (2)	755	9,693
Davis New York Venture Fund	124	5,323
Harbor Capital Appreciation Fund	211	12,083
T Rowe Price Growth Stock Fund	265	14,029
Vanguard Equity Income Fund	215	14,049
Vanguard Institutional Index Fund	203	35,835

Total Large-Cap Funds		119,594
Mid-Cap Funds - 7.1%
BMO Mid-Cap Growth Fund (2)	457	10,632
BMO Mid-Cap Value Fund (2)	727	12,093
Vanguard Mid-Cap Index Fund	369	11,617

Total Mid-Cap Funds		34,342
Small-Cap Funds - 4.3%
BMO Micro-Cap Fund (1) (2)	220	2,417
BMO Small-Cap Growth Fund (2)	390	8,684
Goldman Sachs Small Cap Value Fund	170	9,672

Total Small-Cap Funds		20,773
International Funds - 15.4%
BMO Lloyd George Emerging Markets Equity Fund (2)	919	12,561
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	238	2,427
BMO Pyrford International Stock Fund (2)	1,397	18,378
DFA International Small Company Portfolio	120	2,421
Dodge & Cox International Stock Fund	420	19,329
Harbor International Fund	262	19,361

Total International Funds		74,477
Fixed Income Funds - 45.6%
BMO Monegy High Yield Fund (2)	1,103	11,618
BMO TCH Core Plus Bond Fund (2)	6,523	77,428
Federated Institutional High-Yield Bond Fund	1,119	11,614
Fidelity Advisor Floating Rate High Income Fund	1,846	18,389
PIMCO Total Return Fund	3,975	43,523
PIMCO Unconstrained Bond Fund	1,756	19,841
TCW Emerging Markets Income Fund	940	8,216
Vanguard Short-Term Inflation-Protected Securities Index Fund	772	19,351
Vanguard Short-Term Investment Grade Fund	943	10,162

Total Fixed Income Funds		220,142

Total Mutual Funds (identified cost $465,933)		469,328

Short-Term Investments - 0.4%

Mutual Funds - 0.4%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,887	1,887

Total Short-Term Investments (identified cost $1,887)		1,887

Total Investments - 97.6% (identified cost $467,820)		471,215
Other Assets and Liabilities - 2.4%		11,750

Total Net Assets - 100.0%		$482,965

2020 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 29.2%
BMO Dividend Income Fund (2)	227,935	$3,129,541
BMO Large-Cap Value Fund (2)	240,020	3,933,926
BMO Low Volatility Equity Fund (2)	194,995	2,503,736
Davis New York Venture Fund	32,230	1,388,777
Harbor Capital Appreciation Fund	67,506	3,857,950
T Rowe Price Growth Stock Fund	83,260	4,401,115
Vanguard Equity Income Fund	47,426	3,099,317
Vanguard Institutional Index Fund	63,530	11,232,713

Total Large-Cap Funds		33,547,075
Mid-Cap Funds - 8.9%
BMO Mid-Cap Growth Fund (2)	138,539	3,221,039
BMO Mid-Cap Value Fund (2)	207,316	3,449,745
Vanguard Mid-Cap Index Fund	113,423	3,575,091

Total Mid-Cap Funds		10,245,875
Small-Cap Funds - 5.7%
BMO Micro-Cap Fund (1) (2)	62,743	690,176
BMO Small-Cap Growth Fund (2)	129,413	2,878,144
Goldman Sachs Small Cap Value Fund	52,927	3,008,348

Total Small-Cap Funds		6,576,668
International Funds - 18.3%
BMO Lloyd George Emerging Markets Equity Fund (2)	287,855	3,934,974
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	66,623	679,556
BMO Pyrford International Stock Fund (2)	371,377	4,887,322
DFA International Small Company Portfolio	34,615	697,837
Dodge & Cox International Stock Fund	116,683	5,365,094
Harbor International Fund	72,516	5,364,742

Total International Funds		20,929,525
Fixed Income Funds - 36.7%
BMO Monegy High Yield Fund (2)	224,680	2,365,884
BMO TCH Core Plus Bond Fund (2)	1,419,505	16,849,522
Federated Institutional High-Yield Bond Fund	228,242	2,369,152
Fidelity Advisor Floating Rate High Income Fund	340,331	3,389,696
PIMCO Total Return Fund	759,741	8,319,160
PIMCO Unconstrained Bond Fund	340,915	3,852,341
TCW Emerging Markets Income Fund	184,268	1,610,504
Vanguard Short-Term Inflation-Protected Securities Index Fund	135,089	3,383,992

Total Fixed Income Funds		42,140,251

Total Mutual Funds (identified cost $88,400,018)		113,439,394

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,142,767	1,142,767

Total Short-Term Investments (identified cost $1,142,767)		1,142,767

Total Investments - 99.8% (identified cost $89,542,785)		114,582,161
Other Assets and Liabilities - 0.2%		237,311

Total Net Assets - 100.0%		$114,819,472

2025 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 32.9%
BMO Dividend Income Fund (2)	2,102	$28,863
BMO Large-Cap Value Fund (2)	2,601	42,631
BMO Low Volatility Equity Fund (2)	1,973	25,328
Davis New York Venture Fund	518	22,316
Harbor Capital Appreciation Fund	737	42,123
T Rowe Price Growth Stock Fund	858	45,353
Vanguard Equity Income Fund	438	28,642
Vanguard Institutional Index Fund	651	115,112

Total Large-Cap Funds		350,368
Mid-Cap Funds - 10.3%
BMO Mid-Cap Growth Fund (2)	1,512	35,163
BMO Mid-Cap Value Fund (2)	2,233	37,150
Vanguard Mid-Cap Index Fund	1,184	37,321

Total Mid-Cap Funds		109,634
Small-Cap Funds - 6.8%
BMO Micro-Cap Fund (1) (2)	673	7,398
BMO Small-Cap Growth Fund (2)	1,484	33,013
Goldman Sachs Small Cap Value Fund	562	31,953

Total Small-Cap Funds		72,364
International Funds - 21.0%
BMO Lloyd George Emerging Markets Equity Fund (2)	3,052	41,714
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	827	8,435
BMO Pyrford International Stock Fund (2)	3,864	50,856
DFA International Small Company Portfolio	425	8,576
Dodge & Cox International Stock Fund	1,216	55,931
Harbor International Fund	783	57,920

Total International Funds		223,432
Fixed Income Funds - 27.6%
BMO Monegy High Yield Fund (2)	1,475	15,534
BMO TCH Core Plus Bond Fund (2)	9,747	115,695
Federated Institutional High-Yield Bond Fund	1,595	16,553
Fidelity Advisor Floating Rate High Income Fund	2,603	25,930
PIMCO Total Return Fund	5,309	58,134
PIMCO Unconstrained Bond Fund	2,341	26,449
TCW Emerging Markets Income Fund	1,309	11,441
Vanguard Short-Term Inflation-Protected Securities Index Fund	995	24,923

Total Fixed Income Funds		294,659

Total Mutual Funds (identified cost $1,030,431)		1,050,457

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	10,344	10,344

Total Short-Term Investments (identified cost $10,344)		10,344

Total Investments - 99.6% (identified cost $1,040,775)		1,060,801
Other Assets and Liabilities - 0.4%		4,427

Total Net Assets - 100.0%		$1,065,228

2030 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 37.2%
BMO Dividend Income Fund (2)	210,490	$2,890,034
BMO Large-Cap Value Fund (2)	276,129	4,525,759
BMO Low Volatility Equity Fund (2)	207,688	2,666,718
Davis New York Venture Fund	72,048	3,104,546
Harbor Capital Appreciation Fund	82,680	4,725,188
T Rowe Price Growth Stock Fund	97,420	5,149,628
Vanguard Equity Income Fund	43,708	2,856,291
Vanguard Institutional Index Fund	70,026	12,381,269

Total Large-Cap Funds		38,299,433
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund (2)	168,468	3,916,880
BMO Mid-Cap Value Fund (2)	240,683	4,004,970
Vanguard Mid-Cap Index Fund	127,559	4,020,655

Total Mid-Cap Funds		11,942,505
Small-Cap Funds - 7.6%
BMO Micro-Cap Fund (1) (2)	73,859	812,445
BMO Small-Cap Growth Fund (2)	162,534	3,614,746
Goldman Sachs Small Cap Value Fund	60,002	3,410,491

Total Small-Cap Funds		7,837,682
International Funds - 23.7%
BMO Lloyd George Emerging Markets Equity Fund (2)	335,693	4,588,927
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	88,821	905,978
BMO Pyrford International Stock Fund (2)	386,768	5,089,861
DFA International Small Company Portfolio	45,801	923,352
Dodge & Cox International Stock Fund	130,970	6,022,017
Harbor International Fund	91,714	6,784,994

Total International Funds		24,315,129
Fixed Income Funds - 18.8%
BMO Monegy High Yield Fund (2)	96,060	1,011,515
BMO TCH Core Plus Bond Fund (2)	614,764	7,297,244
Federated Institutional High-Yield Bond Fund	107,093	1,111,626
Fidelity Advisor Floating Rate High Income Fund	202,722	2,019,115
PIMCO Total Return Fund	327,138	3,582,157
PIMCO Unconstrained Bond Fund	152,165	1,719,463
TCW Emerging Markets Income Fund	92,557	808,949
Vanguard Short-Term Inflation-Protected Securities Index Fund	72,672	1,820,439

Total Fixed Income Funds		19,370,508

Total Mutual Funds (identified cost $77,295,193)		101,765,257

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	1,030,600	1,030,600

Total Short-Term Investments (identified cost $1,030,600)		1,030,600

Total Investments - 99.9% (identified cost $78,325,793)	102,795,857
Other Assets and Liabilities - 0.1%	145,177

Total Net Assets - 100.0%	$102,941,034

2035 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 39.5%
BMO Dividend Income Fund (2)	2,377	$32,632
BMO Large-Cap Value Fund (2)	3,218	52,746
BMO Low Volatility Equity Fund (2)	2,423	31,106
Davis New York Venture Fund	811	34,930
Harbor Capital Appreciation Fund	959	54,800
T Rowe Price Growth Stock Fund	1,103	58,310
Vanguard Equity Income Fund	496	32,416
Vanguard Institutional Index Fund	834	147,385

Total Large-Cap Funds		444,325
Mid-Cap Funds - 12.2%
BMO Mid-Cap Growth Fund (2)	1,920	44,646
BMO Mid-Cap Value Fund (2)	2,757	45,882
Vanguard Mid-Cap Index Fund	1,492	47,024

Total Mid-Cap Funds		137,552
Small-Cap Funds - 8.1%
BMO Micro-Cap Fund (1) (2)	911	10,023
BMO Small-Cap Growth Fund (2)	1,853	41,203
Goldman Sachs Small Cap Value Fund	691	39,268

Total Small-Cap Funds		90,494
International Funds - 25.5%
BMO Lloyd George Emerging Markets Equity Fund (2)	3,909	53,439
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	1,098	11,204
BMO Pyrford International Stock Fund (2)	4,607	60,624
DFA International Small Company Portfolio	564	11,364
Dodge & Cox International Stock Fund	1,552	71,361
Harbor International Fund	1,054	77,958

Total International Funds		285,950
Fixed Income Funds - 13.5%
BMO Monegy High Yield Fund (2)	734	7,734
BMO TCH Core Plus Bond Fund (2)	4,897	58,123
Federated Institutional High-Yield Bond Fund	744	7,727
Fidelity Advisor Floating Rate High Income Fund	1,884	18,764
PIMCO Total Return Fund	2,612	28,603
PIMCO Unconstrained Bond Fund	1,176	13,292
TCW Emerging Markets Income Fund	639	5,589
Vanguard Short-Term Inflation-Protected Securities Index Fund	487	12,200

Total Fixed Income Funds		152,032

Total Mutual Funds (identified cost $1,087,994)		1,110,353

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (2)	11,256	11,256

Total Short-Term Investments (identified cost $11,256)		11,256

Total Investments - 99.8% (identified cost $1,099,250)		1,121,609
Other Assets and Liabilities - 0.2%		1,798

Total Net Assets - 100.0%		$1,123,407

2040 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 41.9%
BMO Dividend Income Fund (2)	153,726	$2,110,656
BMO Large-Cap Value Fund (2)	212,688	3,485,964
BMO Low Volatility Equity Fund (2)	164,191	2,108,207
Davis New York Venture Fund	51,652	2,225,673
Harbor Capital Appreciation Fund	62,211	3,555,368
T Rowe Price Growth Stock Fund	71,433	3,775,956
Vanguard Equity Income Fund	32,050	2,094,449
Vanguard Institutional Index Fund	56,287	9,952,082

Total Large-Cap Funds		29,308,355
Mid-Cap Funds - 12.9%
BMO Mid-Cap Growth Fund (2)	128,558	2,988,968
BMO Mid-Cap Value Fund (2)	180,223	2,998,905
Vanguard Mid-Cap Index Fund	97,249	3,065,277

Total Mid-Cap Funds		9,053,150
Small-Cap Funds - 8.4%
BMO Micro-Cap Fund (1) (2)	62,097	683,069
BMO Small-Cap Growth Fund (2)	118,795	2,642,010
Goldman Sachs Small Cap Value Fund	44,581	2,533,964

Total Small-Cap Funds		5,859,043
International Funds - 26.8%
BMO Lloyd George Emerging Markets Equity Fund (2)	260,714	3,563,964
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	75,042	765,433
BMO Pyrford International Stock Fund (2)	295,722	3,891,695
DFA International Small Company Portfolio	41,189	830,366
Dodge & Cox International Stock Fund	102,681	4,721,280
Harbor International Fund	67,991	5,030,006

Total International Funds		18,802,744
Fixed Income Funds - 8.9%
BMO Monegy High Yield Fund (2)	32,571	342,972
BMO TCH Core Plus Bond Fund (2)	187,127	2,221,196
Federated Institutional High-Yield Bond Fund	33,127	343,853
Fidelity Advisor Floating Rate High Income Fund	105,429	1,050,073
PIMCO Total Return Fund	94,843	1,038,529
PIMCO Unconstrained Bond Fund	42,650	481,950
TCW Emerging Markets Income Fund	23,660	206,791
Vanguard Short-Term Inflation-Protected Securities Index Fund	21,955	549,978

Total Fixed Income Funds		6,235,342

Total Mutual Funds (identified cost $50,875,437)		69,258,634

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (2)	779,217	779,217

Total Short-Term Investments (identified cost $779,217)		779,217

Total Investments - 100.0% (identified cost $51,654,654)		70,037,851
Other Assets and Liabilities - 0.0%		(11,098)

Total Net Assets - 100.0%		$70,026,753

2045 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 41.6%
BMO Dividend Income Fund (2)	1,624	$22,291
BMO Large-Cap Value Fund (2)	2,259	37,021
BMO Low Volatility Equity Fund (2)	1,718	22,065
Davis New York Venture Fund	548	23,604
Harbor Capital Appreciation Fund	649	37,099
T Rowe Price Growth Stock Fund	751	39,695
Vanguard Equity Income Fund	338	22,098
Vanguard Institutional Index Fund	594	104,939

Total Large-Cap Funds		308,812
Mid-Cap Funds - 12.9%
BMO Mid-Cap Growth Fund (2)	1,361	31,634
BMO Mid-Cap Value Fund (2)	1,906	31,714
Vanguard Mid-Cap Index Fund	1,031	32,506

Total Mid-Cap Funds		95,854
Small-Cap Funds - 8.3%
BMO Micro-Cap Fund (1) (2)	672	7,394
BMO Small-Cap Growth Fund (2)	1,262	28,062
Goldman Sachs Small Cap Value Fund	465	26,449

Total Small-Cap Funds		61,905
International Funds - 26.7%
BMO Lloyd George Emerging Markets Equity Fund (2)	2,732	37,347
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	789	8,050
BMO Pyrford International Stock Fund (2)	3,147	41,419
DFA International Small Company Portfolio	442	8,911
Dodge & Cox International Stock Fund	1,088	50,024
Harbor International Fund	714	52,844

Total International Funds		198,595
Fixed Income Funds - 8.9%
BMO Monegy High Yield Fund (2)	336	3,541
BMO TCH Core Plus Bond Fund (2)	1,991	23,634
Federated Institutional High-Yield Bond Fund	341	3,539
Fidelity Advisor Floating Rate High Income Fund	1,108	11,032
PIMCO Total Return Fund	1,007	11,032
PIMCO Unconstrained Bond Fund	441	4,984
TCW Emerging Markets Income Fund	248	2,172
Vanguard Short-Term Inflation-Protected Securities Index Fund	232	5,806

Total Fixed Income Funds		65,740

Total Mutual Funds (identified cost $715,901)		730,906

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (2)	11,377	11,377

Total Short-Term Investments (identified cost $11,377)		11,377

Total Investments - 99.9% (identified cost $727,278)		742,283
Other Assets and Liabilities - 0.1%		482

Total Net Assets - 100.0%		$742,765

2050 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 41.8%
BMO Dividend Income Fund (2)	78,599	$1,079,166
BMO Large-Cap Value Fund (2)	109,892	1,801,135
BMO Low Volatility Equity Fund (2)	84,204	1,081,176
Davis New York Venture Fund	26,814	1,155,434
Harbor Capital Appreciation Fund	32,052	1,831,778
T Rowe Price Growth Stock Fund	36,764	1,943,346
Vanguard Equity Income Fund	16,633	1,086,941
Vanguard Institutional Index Fund	29,072	5,140,167

Total Large-Cap Funds		15,119,143
Mid-Cap Funds - 12.9%
BMO Mid-Cap Growth Fund (2)	66,697	1,550,695
BMO Mid-Cap Value Fund (2)	93,261	1,551,869
Vanguard Mid-Cap Index Fund	50,359	1,587,305

Total Mid-Cap Funds		4,689,869
Small-Cap Funds - 8.3%
BMO Micro-Cap Fund (1) (2)	32,377	356,145
BMO Small-Cap Growth Fund (2)	61,583	1,369,611
Goldman Sachs Small Cap Value Fund	22,700	1,290,242

Total Small-Cap Funds		3,015,998
International Funds - 26.9%
BMO Lloyd George Emerging Markets Equity Fund (2)	134,221	1,834,800
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	38,533	393,033
BMO Pyrford International Stock Fund (2)	153,546	2,020,669
DFA International Small Company Portfolio	21,175	426,891
Dodge & Cox International Stock Fund	53,242	2,448,057
Harbor International Fund	35,185	2,602,976

Total International Funds		9,726,426
Fixed Income Funds - 8.8%
BMO Monegy High Yield Fund (2)	16,550	174,274
BMO TCH Core Plus Bond Fund (2)	96,667	1,147,434
Federated Institutional High-Yield Bond Fund	16,797	174,348
Fidelity Advisor Floating Rate High Income Fund	53,174	529,614
PIMCO Total Return Fund	48,588	532,037
PIMCO Unconstrained Bond Fund	21,949	248,026
TCW Emerging Markets Income Fund	12,246	107,030
Vanguard Short-Term Inflation-Protected Securities Index Fund	11,330	283,815

Total Fixed Income Funds		3,196,578

Total Mutual Funds (identified cost $26,950,111)		35,748,014

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Prime Money Market Fund, Class I, 0.010% (2)	450,285	450,285

Total Short-Term Investments (identified cost $450,285)		450,285

Total Investments - 100.0% (identified cost $27,400,396)		36,198,299
Other Assets and Liabilities - 0.0%		10,872

Total Net Assets - 100.0%		$36,209,171

2055 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2014

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 41.7%
BMO Dividend Income Fund (2)	1,212	$16,642
BMO Large-Cap Value Fund (2)	1,690	27,702
BMO Low Volatility Equity Fund (2)	1,296	16,646
Davis New York Venture Fund	411	17,706
Harbor Capital Appreciation Fund	483	27,598
T Rowe Price Growth Stock Fund	554	29,309
Vanguard Equity Income Fund	255	16,632
Vanguard Institutional Index Fund	445	78,673

Total Large-Cap Funds		230,908
Mid-Cap Funds - 13.0%
BMO Mid-Cap Growth Fund (2)	1,021	23,733
BMO Mid-Cap Value Fund (2)	1,429	23,771
Vanguard Mid-Cap Index Fund	773	24,357

Total Mid-Cap Funds		71,861
Small-Cap Funds - 8.4%
BMO Micro-Cap Fund (1) (2)	502	5,523
BMO Small-Cap Growth Fund (2)	940	20,896
Goldman Sachs Small Cap Value Fund	350	19,894

Total Small-Cap Funds		46,313
International Funds - 27.1%
BMO Lloyd George Emerging Markets Equity Fund (2)	2,058	28,129
BMO Lloyd George Frontier Markets Equity Fund (1) (2)	699	7,133
BMO Pyrford International Stock Fund (2)	2,310	30,398
DFA International Small Company Portfolio	330	6,649
Dodge & Cox International Stock Fund	816	37,525
Harbor International Fund	539	39,854

Total International Funds		149,688
Fixed Income Funds - 8.7%
BMO Monegy High Yield Fund (2)	263	2,768
BMO TCH Core Plus Bond Fund (2)	1,492	17,706
Federated Institutional High-Yield Bond Fund	184	1,906
Fidelity Advisor Floating Rate High Income Fund	833	8,300
PIMCO Total Return Fund	757	8,289
PIMCO Unconstrained Bond Fund	343	3,873
TCW Emerging Markets Income Fund	120	1,046
Vanguard Short-Term Inflation-Protected Securities Index Fund	177	4,424

Total Fixed Income Funds		48,312

Total Mutual Funds (identified cost $536,124)		547,082

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Prime Money Market Fund, Class I, 0.010% (2)	4,149	4,149

Total Short-Term Investments (identified cost $4,149)		4,149

Total Investments - 99.7% (identified cost $540,273)		551,231
Other Assets and Liabilities - 0.3%		1,836

Total Net Assets - 100.0%		$553,067

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2014.

(1)	Non-income producing.

(2)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

Additional Information Associated with the Schedules of Investments

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2014, the Corporation consisted of 40 operational portfolios. This section of the quarterly report includes 10 target retirement diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. The Corporation also consists of 30 operational non-target retirement portfolios with the Additional Information Associated with the Schedules of Investments disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

The investment objective of each of BMO Target Retirement 2010 Fund (“2010 Fund”), BMO Target Retirement 2015 Fund* (“2015 Fund”), BMO Target Retirement 2020 Fund (“2020 Fund”), BMO Target Retirement 2025 Fund* (“2025 Fund”), BMO Target Retirement 2030 Fund (“2030 Fund”), BMO Target Retirement 2035 Fund* (“2035 Fund”), BMO Target Retirement 2040 Fund (“2040 Fund”), BMO Target Retirement 2045 Fund* (“2045 Fund”), BMO Target Retirement 2050 Fund (“2050 Fund”) and BMO Target Retirement 2055 Fund* (“2055 Fund”) is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Each Fund seeks to achieve its investment objectives by investing in a mix of affiliated BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

*	Fund inception date is December 27, 2013.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each fund and their respective gros unrealized appreciation and depreciation at May 31, 2014 are as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
2010 Fund	$27,795,656	$5,547,236	$(52,154)	$5,495,082
2015 Fund	467,816	3,597	(198)	3,399
2020 Fund	89,829,557	24,979,205	(226,601)	24,752,604
2025 Fund	1,040,793	21,990	(1,982)	20,008
2030 Fund	78,574,780	24,441,567	(220,490)	24,221,077
2035 Fund	1,099,472	24,830	(2,693)	22,137
2040 Fund	51,761,072	18,393,602	(116,823)	18,276,779
2045 Fund	727,275	16,832	(1,824)	15,008
2050 Fund	27,468,497	8,796,039	(66,237)	8,729,802
2055 Fund	542,712	9,507	(988)	8,519

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended May 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities during the period ended May 31, 2014. It is the Funds’ policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds’ assets:

2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$32,996,170	$—	$—	$32,996,170
Short-Term Investments	294,568	—	—	294,568

Total	$33,290,738	$—	$—	$33,290,738

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$469,328	$—	$—	$469,328
Short-Term Investments	1,887	—	—	1,887

Total	$471,215	$—	$—	$471,215

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$113,439,394	$—	$—	$113,439,394
Short-Term Investments	1,142,767	—	—	1,142,767

Total	$114,582,161	$—	$—	$114,582,161

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,050,457	$—	$—	$1,050,457
Short-Term Investments	10,344	—	—	10,344

Total	$1,060,801	$—	$—	$1,060,801

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$101,765,257	$—	$—	$101,765,257
Short-Term Investments	1,030,600	—	—	1,030,600

Total	$102,795,857	$—	$—	$102,795,857

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,110,353	$—	$—	$1,110,353
Short-Term Investments	11,256	—	—	11,256

Total	$1,121,609	$—	$—	$1,121,609

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$69,258,634	$—	$—	$69,258,634
Short-Term Investments	779,217	—	—	779,217

Total	$70,037,851	$—	$—	$70,037,851

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$730,906	$—	$—	$730,906
Short-Term Investments	11,377	—	—	11,377

Total	$742,283	$—	$—	$742,283

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$35,748,014	$—	$—	$35,748,014
Short-Term Investments	450,285	—	—	450,285

Total	$36,198,299	$—	$—	$36,198,299

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$547,082	$—	$—	$547,082
Short-Term Investments	4,149	—	—	4,149

Total	$551,231	$—	$—	$551,231

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. Transactions during the period with entities that are affiliates as of May 31, 2014 are as follows:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
2010 Fund*
BMO Low Volatility Equity Fund	$—	$31,721	$82,246	$95,790	$604,097	$5,782	$10,397
BMO Dividend Income Fund	—	116,776	227,289	272,038	1,003,737	17,479	45,492
BMO Large-Cap Value Fund	—	135,780	270,650	225,125	834,917	4,259	74,866
BMO Mid-Cap Value Fund	—	119,298	153,801	295,807	599,304	4,447	84,814
BMO Mid-Cap Growth Fund	—	116,833	195,809	260,732	500,954	—	81,002
BMO Small-Cap Growth Fund	—	77,512	199,122	182,054	299,406	—	74,520
BMO Micro-Cap Fund	—	139,650	18,571	11,140	133,874	—	1,655
BMO Pyrford International Stock Fund	—	138,381	218,137	231,369	1,034,538	47,014	8,825
BMO Lloyd George Emerging Markets Equity Fund	—	100,463	245,091	41,137	622,450	11,764	(20,812)
BMO TCH Core Plus Bond Fund	—	2,649,589	907,727	97,949	7,367,039	124,748	(27,115)
BMO Monegy High Yield Bond Fund	—	207,188	92,229	37,173	967,214	36,401	9,620
BMO Lloyd George Frontier Markets Equity Fund	—	129,000	—	2,580	131,580	—	—
BMO Prime Money Market Fund	—	6,373,277	6,417,456	—	294,568	—	—

Totals	—	10,335,468	9,028,128	1,752,894	14,393,678	251,894	343,264

2015 Fund**
BMO Low Volatility Equity Fund	—	9,618	—	75	9,693	1	—
BMO Dividend Income Fund	—	13,875	—	179	14,054	2	—
BMO Large-Cap Value Fund	—	14,397	—	131	14,528	—	—
BMO Mid-Cap Value Fund	—	12,032	—	61	12,093	9	—
BMO Mid-Cap Growth Fund	—	10,598	—	34	10,632	—	—
BMO Small-Cap Growth Fund	—	8,837	—	(153)	8,684	—	—

BMO Micro-Cap Fund	—	2,446	—	(29)	2,417	—	—
BMO Pyrford International Stock Fund	—	18,217	—	161	18,378	164	—
BMO Lloyd George Emerging Markets Equity Fund	—	12,369	—	192	12,561	—	—
BMO TCH Core Plus Bond Fund	—	76,804	—	624	77,428	153	—
BMO Monegy High Yield Bond Fund	—	11,607	—	11	11,618	39	—
BMO Lloyd George Frontier Markets Equity Fund	—	2,423	—	4	2,427	—	—
BMO Prime Money Market Fund	—	214,581	212,694	—	1,887	—	—

Totals	—	407,804	212,694	1,290	196,400	368	—

2020 Fund*
BMO Low Volatility Equity Fund	—	237,401	186,274	383,710	2,503,736	22,572	27,512
BMO Dividend Income Fund	—	410,580	242,598	771,793	3,129,541	49,215	104,905
BMO Large-Cap Value Fund	—	653,702	466,165	980,054	3,933,926	17,610	250,771
BMO Mid-Cap Value Fund	—	692,220	458,633	1,234,563	3,449,745	23,479	436,520
BMO Mid-Cap Growth Fund	—	862,524	687,473	1,135,635	3,221,039	—	403,221
BMO Small-Cap Growth Fund	—	992,216	933,973	1,011,447	2,878,144	—	408,659
BMO Micro-Cap Fund	—	702,354	72,144	53,746	690,176	—	6,220
BMO Pyrford International Stock Fund	—	765,055	443,426	998,518	4,887,322	210,534	16,333
BMO Lloyd George Emerging Markets Equity Fund	—	865,657	705,763	148,949	3,934,974	59,291	(59,798)
BMO TCH Core Plus Bond Fund	—	7,106,384	2,154,776	242,621	16,849,522	273,784	(77,384)
BMO Monegy High Yield Bond Fund	—	499,117	157,758	85,669	2,365,884	92,033	25,497
BMO Lloyd George Frontier Markets Equity Fund	—	665,101	—	14,455	679,556	—	—
BMO Prime Money Market Fund	—	22,101,466	21,944,734	—	1,142,767	—	—

Totals	—	36,553,777	28,453,717	7,061,160	49,666,332	748,518	1,542,456

2025 Fund**
BMO Low Volatility Equity Fund	—	24,913	72	487	25,328	1	—
BMO Dividend Income Fund	—	28,033	81	912	28,863	3	(1)
BMO Large-Cap Value Fund	—	41,851	123	902	42,631	—	1
BMO Mid-Cap Value Fund	—	36,818	105	438	37,150	68	(1)
BMO Mid-Cap Growth Fund	—	35,009	110	263	35,163	—	1
BMO Small-Cap Growth Fund	—	34,659	109	(1,538)	33,013	—	1
BMO Micro-Cap Fund	—	7,639	22	(219)	7,398	—	—
BMO Pyrford International Stock Fund	—	49,992	228	1,091	50,856	1,136	1
BMO Lloyd George Emerging Markets Equity Fund	—	40,191	119	1,648	41,714	—	(6)
BMO TCH Core Plus Bond Fund	—	113,861	241	2,075	115,695	491	—
BMO Monegy High Yield Bond Fund	—	15,547	45	32	15,534	128	—
BMO Lloyd George Frontier Markets Equity Fund	—	8,389	—	46	8,435	—	—
BMO Prime Money Market Fund	—	1,075,315	1,064,971	—	10,344	—	—

Totals	—	1,512,217	1,066,226	6,137	452,124	1,827	(4)

2030 Fund*
BMO Low Volatility Equity Fund	—	405,280	110,261	389,003	2,666,718	22,669	21,018
BMO Dividend Income Fund	—	532,679	158,575	656,036	2,890,034	43,540	88,223
BMO Large-Cap Value Fund	—	884,037	416,091	1,062,131	4,525,759	20,166	272,794
BMO Mid-Cap Value Fund	—	1,015,725	300,212	1,150,492	4,004,970	26,466	431,468
BMO Mid-Cap Growth Fund	—	1,212,379	487,386	996,892	3,916,880	—	426,744
BMO Small-Cap Growth Fund	—	1,335,123	877,362	1,014,182	3,614,746	—	444,615
BMO Micro-Cap Fund	—	788,357	41,234	61,616	812,445	—	3,706
BMO Pyrford International Stock Fund	—	1,202,011	464,301	919,005	5,089,861	216,319	8,442
BMO Lloyd George Emerging Markets Equity Fund	—	1,327,692	666,327	118,328	4,588,927	66,407	(54,871)
BMO TCH Core Plus Bond Fund	—	3,637,696	1,383,205	123,108	7,297,244	114,948	(54,502)
BMO Monegy High Yield Bond Fund	—	274,129	94,675	30,174	1,011,515	37,887	10,009
BMO Lloyd George Frontier Markets Equity Fund	—	887,066	—	18,912	905,978	—	—
BMO Prime Money Market Fund	—	20,238,327	20,129,516	—	1,030,600	—	—

Totals	—	33,740,501	25,129,145	6,539,879	42,355,677	548,402	1,597,646

2035 Fund**
BMO Low Volatility Equity Fund	—	30,882	382	602	31,106	3	4
BMO Dividend Income Fund	—	31,885	287	1,033	32,632	6	1
BMO Large-Cap Value Fund	—	52,387	760	1,124	52,746	—	(5)
BMO Mid-Cap Value Fund	—	45,680	345	551	45,882	84	(4)
BMO Mid-Cap Growth Fund	—	44,327	—	319	44,646	—	—
BMO Small-Cap Growth Fund	—	43,543	417	(1,886)	41,203	—	(37)
BMO Micro-Cap Fund	—	10,328	—	(305)	10,023	—	—
BMO Pyrford International Stock Fund	—	62,505	3,154	1,236	60,624	1,355	37
BMO Lloyd George Emerging Markets Equity Fund	—	54,302	2,953	2,067	53,439	—	23
BMO TCH Core Plus Bond Fund	—	58,207	1,121	1,034	58,123	248	3
BMO Monegy High Yield Bond Fund	—	7,718	—	16	7,734	63	—
BMO Lloyd George Frontier Markets Equity Fund	—	11,132	—	72	11,204	—	—
BMO Prime Money Market Fund	—	1,163,491	1,152,235	—	11,256	—	—

Totals	—	1,616,387	1,161,654	5,863	460,618	1,759	22

2040 Fund*
BMO Low Volatility Equity Fund	—	266,315	71,247	308,569	2,108,207	18,359	17,700
BMO Dividend Income Fund	—	301,882	70,306	488,663	2,110,656	32,740	66,068
BMO Large-Cap Value Fund	—	494,183	339,694	858,400	3,485,964	16,649	222,339
BMO Mid-Cap Value Fund	—	635,606	108,509	885,576	2,998,905	19,905	323,338
BMO Mid-Cap Growth Fund	—	817,053	221,625	736,119	2,988,968	—	314,375
BMO Small-Cap Growth Fund	—	913,443	762,080	762,107	2,642,010	—	358,721
BMO Micro-Cap Fund	—	642,659	18,163	56,685	683,069	—	1,888
BMO Pyrford International Stock Fund	—	862,658	311,444	724,997	3,891,695	164,511	8,377
BMO Lloyd George Emerging Markets Equity Fund	—	822,067	374,411	82,006	3,563,964	52,795	(33,892)
BMO TCH Core Plus Bond Fund	—	921,174	290,680	35,637	2,221,196	36,450	(14,536)
BMO Monegy High Yield Bond Fund	—	52,798	—	8,968	342,972	13,192	4,122
BMO Lloyd George Frontier Markets Equity Fund	—	749,865	—	15,568	765,433	—	—
BMO Prime Money Market Fund	—	10,795,685	10,543,600	—	779,217	—	—

Totals	—	18,275,388	13,111,759	4,963,295	28,582,256	354,601	1,268,500

2045 Fund**
BMO Low Volatility Equity Fund	—	21,635	—	430	22,065	3	—
BMO Dividend Income Fund	—	21,584	—	707	22,291	5	—
BMO Large-Cap Value Fund	—	36,231	—	790	37,021	—	—
BMO Mid-Cap Value Fund	—	31,330	—	384	31,714	58	—
BMO Mid-Cap Growth Fund	—	31,417	—	217	31,634	—	—
BMO Small-Cap Growth Fund	—	29,405	—	(1,343)	28,062	—	—
BMO Micro-Cap Fund	—	7,623	—	(229)	7,394	—	—
BMO Pyrford International Stock Fund	—	40,511	—	908	41,419	935	—
BMO Lloyd George Emerging Markets Equity Fund	—	35,824	—	1,523	37,347	—	—
BMO TCH Core Plus Bond Fund	—	23,211	—	423	23,634	102	—
BMO Monegy High Yield Bond Fund	—	3,533	—	8	3,541	30	—
BMO Lloyd George Frontier Markets Equity Fund	—	8,004	—	46	8,050	—	—
BMO Prime Money Market Fund	—	763,962	752,585	—	11,377	—	—

Totals	—	1,054,270	752,585	3,864	305,549	1,133	—

2050 Fund*
BMO Low Volatility Equity Fund	—	221,750	105,504	156,260	1,081,176	9,240	9,178
BMO Dividend Income Fund	—	225,062	93,929	234,991	1,079,166	16,468	33,527
BMO Large-Cap Value Fund	—	385,220	255,892	416,365	1,801,135	8,287	113,499
BMO Mid-Cap Value Fund	—	439,676	131,247	441,741	1,551,869	10,008	161,243
BMO Mid-Cap Growth Fund	—	496,505	154,756	366,313	1,550,695	—	156,454
BMO Small-Cap Growth Fund	—	534,731	417,967	368,310	1,369,611	—	172,415
BMO Micro-Cap Fund	—	362,667	36,384	26,258	356,145	—	3,604
BMO Pyrford International Stock Fund	—	581,005	246,088	347,674	2,020,669	83,269	3,619
BMO Lloyd George Emerging Markets Equity Fund	—	552,403	283,253	34,631	1,834,800	26,346	(27,677)
BMO TCH Core Plus Bond Fund	—	506,045	162,821	18,836	1,147,434	18,669	(7,576)
BMO Monegy High Yield Bond Fund	—	38,047	9,289	5,029	174,274	6,637	1,857
BMO Lloyd George Frontier Markets Equity Fund	—	385,137	—	7,896	393,033	—	—
BMO Prime Money Market Fund	—	6,992,822	6,878,433	—	450,285	—	—

Totals	—	11,721,070	8,775,563	2,424,304	14,810,292	178,924	620,143

2055 Fund**
BMO Low Volatility Equity Fund	—	26,412	10,031	247	16,646	4	17
BMO Dividend Income Fund	—	26,387	10,160	386	16,642	7	29
BMO Large-Cap Value Fund	—	44,331	17,170	507	27,702	—	34
BMO Mid-Cap Value Fund	—	38,354	14,894	311	23,771	32	—
BMO Mid-Cap Growth Fund	—	38,635	15,117	358	23,733	—	(144)
BMO Small-Cap Growth Fund	—	34,966	13,481	144	20,896	—	(734)
BMO Micro-Cap Fund	—	9,092	3,500	67	5,523	—	(136)
BMO Pyrford International Stock Fund	—	48,397	18,462	470	30,398	499	(7)
BMO Lloyd George Emerging Markets Equity Fund	—	45,324	18,203	851	28,129	—	156
BMO TCH Core Plus Bond Fund	—	27,576	10,086	225	17,706	61	(9)
BMO Monegy High Yield Bond Fund	—	4,423	1,659	4	2,768	18	—
BMO Lloyd George Frontier Markets Equity Fund	—	7,083	—	50	7,133	—	—
BMO Prime Money Market Fund	—	780,743	776,594	—	4,149	—	—

Totals	—	1,131,723	909,357	3,620	225,196	621	(794)

*	The Funds initiated security positions effective September 1, 2013, via a non-taxable in-kind subscription mergers of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser.

**	Fund inception date is December 27, 2013

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2014 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 25, 2014

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 25, 2014